UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate Bond Fund

May 31, 2009

1.804838.105

IBF-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 6,178	$ 6,229
5.875% 3/15/11	2,294	2,322
		8,551
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 5.35% 3/1/18	2,583	2,680
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	4,682	4,748
Media - 1.8%
AOL Time Warner, Inc.:
6.75% 4/15/11	2,078	2,177
6.875% 5/1/12	2,696	2,838
Comcast Cable Communications, Inc. 6.75% 1/30/11	564	599
Comcast Corp.:
4.95% 6/15/16	2,075	1,984
5.5% 3/15/11	421	440
5.7% 5/15/18	3,277	3,250
5.85% 1/15/10	67	68
COX Communications, Inc.:
4.625% 1/15/10	2,364	2,374
4.625% 6/1/13	4,934	4,764
6.25% 6/1/18 (e)	1,165	1,121
News America, Inc.:
4.75% 3/15/10	270	273
5.3% 12/15/14	968	981
6.9% 3/1/19 (e)	17,910	18,091
Time Warner Cable, Inc.:
5.4% 7/2/12	2,699	2,750
5.85% 5/1/17	4,293	4,240
6.2% 7/1/13	2,566	2,680
6.75% 7/1/18	6,966	7,196
8.75% 2/14/19	2,638	3,025
Time Warner, Inc. 5.875% 11/15/16	4,742	4,578
Viacom, Inc. 6.125% 10/5/17	3,071	2,854
		66,283
Specialty Retail - 0.3%
Staples, Inc. 9.75% 1/15/14	10,375	11,440
TOTAL CONSUMER DISCRETIONARY		93,702
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 2.6%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	$ 81	$ 71
Anheuser-Busch InBev Worldwide, Inc. 7.2% 1/15/14 (e)	7,000	7,508
Diageo Capital PLC:
5.2% 1/30/13	1,146	1,183
5.75% 10/23/17	7,866	8,009
FBG Finance Ltd. 5.125% 6/15/15 (e)	3,242	2,864
PepsiCo, Inc. 7.9% 11/1/18	3,761	4,503
		24,138
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
1.5613% 6/1/10 (j)	2,536	2,509
6.036% 12/10/28 (e)	2,518	2,074
6.302% 6/1/37 (j)	13,427	9,130
		13,713
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (e)	781	738
General Mills, Inc.:
5.2% 3/17/15	3,350	3,483
5.65% 2/15/19	1,751	1,791
Kraft Foods, Inc.:
5.625% 11/1/11	4,042	4,298
6% 2/11/13	4,621	4,914
6.125% 2/1/18	3,541	3,613
6.75% 2/19/14	596	648
		19,485
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	1,976	2,065
Tobacco - 1.0%
Altria Group, Inc. 9.7% 11/10/18	17,952	20,431
Philip Morris International, Inc.:
4.875% 5/16/13	5,659	5,937
5.65% 5/16/18	3,490	3,571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 3,231	$ 3,046
7.25% 6/15/37	5,172	4,108
		37,093
TOTAL CONSUMER STAPLES		96,494
ENERGY - 4.0%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (e)	3,256	3,397
Halliburton Co. 6.15% 9/15/19	2,601	2,743
Transocean Ltd. 5.25% 3/15/13	3,827	3,949
Weatherford International Ltd.:
4.95% 10/15/13	1,923	1,818
5.15% 3/15/13	7,910	7,593
9.625% 3/1/19	703	793
		20,293
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp. 6.45% 9/15/36	1,818	1,514
BW Group Ltd. 6.625% 6/28/17 (e)	3,265	2,465
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,968	5,084
5.7% 5/15/17	1,280	1,233
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	4,552	4,563
ConocoPhillips:
4.75% 2/1/14	1,165	1,210
5.75% 2/1/19	8,009	8,235
Devon Energy Corp. 5.625% 1/15/14	2,588	2,713
Duke Capital LLC 6.25% 2/15/13	1,104	1,126
Duke Energy Field Services:
5.375% 10/15/15 (e)	1,349	1,118
6.875% 2/1/11	2,555	2,584
7.875% 8/16/10	1,145	1,171
El Paso Natural Gas Co. 5.95% 4/15/17	1,033	958
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	1,871	1,977
Enbridge Energy Partners LP:
5.875% 12/15/16	1,995	1,721
6.5% 4/15/18	2,620	2,394
9.875% 3/1/19	3,234	3,630
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,190	3,289
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.625% 10/15/09	$ 2,150	$ 2,155
5.6% 10/15/14	2,159	2,122
5.65% 4/1/13	769	764
EOG Resources, Inc. 5.625% 6/1/19	1,630	1,669
Gazstream SA 5.625% 7/22/13 (e)	5,631	5,406
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)	4,266	4,115
Lukoil International Finance BV 6.656% 6/7/22 (e)	1,349	1,025
Nakilat, Inc. 6.067% 12/31/33 (e)	1,656	1,248
Nexen, Inc.:
5.05% 11/20/13	4,246	4,134
5.2% 3/10/15	1,004	903
6.4% 5/15/37	3,383	2,890
NGPL PipeCo LLC 6.514% 12/15/12 (e)	6,826	6,823
Pemex Project Funding Master Trust 2.62% 6/15/10 (e)(j)	1,375	1,361
Petro-Canada:
6.05% 5/15/18	1,874	1,751
6.8% 5/15/38	224	204
Petroleos Mexicanos 8% 5/3/19 (e)	729	797
Plains All American Pipeline LP:
7.75% 10/15/12	2,604	2,611
8.75% 5/1/19	2,661	2,945
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (e)	3,299	3,472
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (e)	1,483	1,473
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	3,004	3,020
Source Gas LLC 5.9% 4/1/17 (e)	3,914	2,831
Suncor Energy, Inc. 6.1% 6/1/18	5,338	5,132
TEPPCO Partners LP:
5.9% 4/15/13	3,577	3,368
6.65% 4/15/18	2,359	2,170
Texas Eastern Transmission LP 6% 9/15/17 (e)	5,603	5,613
TransCanada PipeLines Ltd. 6.35% 5/15/67 (j)	2,618	1,728
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,687
Valero Energy Corp. 6.625% 6/15/37	2,498	2,050
XTO Energy, Inc.:
5% 1/31/15	1,932	1,884
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16	$ 1,325	$ 1,325
5.9% 8/1/12	4,917	5,142
		130,803
TOTAL ENERGY		151,096
FINANCIALS - 17.3%
Capital Markets - 4.0%
Bear Stearns Companies, Inc.:
0.8425% 8/21/09 (j)	1,292	1,292
1.2406% 10/22/10 (j)	2,584	2,546
1.3919% 7/16/09 (j)	635	636
1.5538% 9/9/09 (j)	1,404	1,403
4.245% 1/7/10	1,344	1,349
4.5% 10/28/10	2,024	2,079
5.3% 10/30/15	1,292	1,219
5.85% 7/19/10	4,162	4,297
6.95% 8/10/12	1,491	1,612
BlackRock, Inc. 6.25% 9/15/17	9,175	8,981
Goldman Sachs Group, Inc.:
5.25% 10/15/13	6,519	6,517
5.45% 11/1/12	4,162	4,264
5.95% 1/18/18	4,405	4,200
6.15% 4/1/18	2,175	2,100
6.6% 1/15/12	1,889	1,996
6.75% 10/1/37	4,350	3,647
6.875% 1/15/11	301	318
7.5% 2/15/19	9,501	9,997
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	2,649	2,369
6.5% 6/15/12	4,607	3,799
Lazard Group LLC:
6.85% 6/15/17	4,241	3,668
7.125% 5/15/15	1,520	1,326
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	12,980	12,099
6.15% 4/25/13	2,772	2,666
6.4% 8/28/17	1,071	971
6.875% 4/25/18	3,568	3,311
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
1.3994% 1/9/12 (j)	$ 4,770	$ 4,331
1.4494% 1/9/14 (j)	5,523	4,571
4.75% 4/1/14	877	802
5.05% 1/21/11	3,362	3,399
5.25% 11/2/12	270	270
5.45% 1/9/17	1,019	933
5.95% 12/28/17	2,371	2,227
6% 5/13/14	3,450	3,467
6.6% 4/1/12	6,316	6,579
6.625% 4/1/18	6,992	6,912
6.75% 4/15/11	923	961
7.3% 5/13/19	5,222	5,349
Northern Trust Corp.:
4.625% 5/1/14	784	791
5.5% 8/15/13	1,184	1,236
Scotland International Finance No. 2 BV 7.7% 8/15/10 (e)	1,080	1,054
State Street Corp. 4.3% 5/30/14	740	738
The Bank of New York, Inc. 4.95% 11/1/12	4,267	4,437
UBS AG Stamford Branch:
5.75% 4/25/18	10,518	9,435
5.875% 12/20/17	3,298	2,994
		149,148
Commercial Banks - 3.2%
American Express Bank FSB:
5.5% 4/16/13	12,085	11,592
6% 9/13/17	685	612
ANZ National International Ltd. 6.2% 7/19/13 (e)	1,213	1,238
Bank One Corp.:
5.25% 1/30/13	1,027	1,030
7.875% 8/1/10	763	798
BB&T Corp. 6.5% 8/1/11	1,372	1,402
Chase Manhattan Corp. 7.875% 6/15/10	1,714	1,794
Credit Suisse First Boston 6% 2/15/18	8,780	8,160
Credit Suisse First Boston New York Branch 5% 5/15/13	6,677	6,644
Credit Suisse New York Branch 5.5% 5/1/14	2,520	2,545
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (e)(j)	5,561	4,699
Export-Import Bank of Korea:
5.125% 2/14/11	3,224	3,278
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea: - continued
5.25% 2/10/14 (e)	$ 624	$ 604
5.5% 10/17/12	2,491	2,546
Fifth Third Bancorp:
4.5% 6/1/18	136	88
8.25% 3/1/38	2,318	1,779
HBOS PLC 6.75% 5/21/18 (e)	3,004	2,130
HSBC Holdings PLC 1.3659% 10/6/16 (j)	515	408
JPMorgan Chase Bank 6% 10/1/17	2,313	2,222
KeyBank NA:
5.8% 7/1/14	1,236	1,113
7% 2/1/11	1,241	1,218
Korea Development Bank:
4.625% 9/16/10	2,024	2,043
4.75% 7/20/09	1,035	1,034
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (e)(j)	515	394
National City Bank, Cleveland:
4.15% 8/1/09	8,010	8,000
4.5% 3/15/10	3,250	3,267
PNC Funding Corp.:
1.1794% 1/31/12 (j)	6,606	5,850
7.5% 11/1/09	2,237	2,279
Rabobank Capital Funding Trust II 5.26% (e)(j)	628	484
Regions Bank 7.5% 5/15/18	268	219
Santander Issuances SA Unipersonal:
1.6475% 6/20/16 (e)(j)	1,572	1,030
5.805% 6/20/16 (e)(j)	4,643	3,522
Standard Chartered Bank 6.4% 9/26/17 (e)	10,159	8,652
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(j)	3,239	2,235
Union Planters Corp. 7.75% 3/1/11	662	635
UnionBanCal Corp. 5.25% 12/16/13	731	680
Wachovia Bank NA 4.875% 2/1/15	1,555	1,376
Wachovia Corp.:
1.23% 4/23/12 (j)	599	551
1.2613% 10/15/11 (j)	4,435	4,150
1.3113% 12/1/09 (j)	1,200	1,190
5.625% 10/15/16	3,754	3,203
5.75% 6/15/17	3,239	3,096
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
4.2% 1/15/10	$ 2,909	$ 2,947
5.625% 12/11/17	7,099	6,757
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	641	656
		120,150
Consumer Finance - 2.4%
American Express Credit Corp. 5.875% 5/2/13	644	625
American General Finance Corp. 6.9% 12/15/17	3,465	1,714
Capital One Financial Corp.:
1.5725% 9/10/09 (j)	3,619	3,546
7.375% 5/23/14	3,290	3,390
Discover Financial Services:
1.8613% 6/11/10 (j)	4,441	4,176
6.45% 6/12/17	2,523	2,047
General Electric Capital Corp.:
5.625% 9/15/17	5,365	5,152
5.9% 5/13/14	31,690	31,932
6.375% 11/15/67 (j)	5,670	4,003
Household Finance Corp.:
6.375% 10/15/11	2,054	2,078
7% 5/15/12	517	528
HSBC Finance Corp.:
5.25% 1/14/11	1,445	1,447
5.25% 1/15/14	1,164	1,125
MBNA America Bank NA 7.125% 11/15/12 (e)	766	720
MBNA Corp. 7.5% 3/15/12	1,776	1,737
Nelnet, Inc. 7.4% 9/29/36 (j)	2,969	1,336
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)	4,688	4,490
ORIX Corp. 5.48% 11/22/11	425	374
SLM Corp.:
1.2319% 7/27/09 (j)	1,753	1,733
1.2519% 7/26/10 (j)	8,687	7,645
1.3219% 10/25/11 (j)	5,737	4,141
1.52% 3/15/11 (j)	123	96
4.5% 7/26/10	6,790	6,264
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)	433	437
		90,736
Diversified Financial Services - 2.6%
Bank of America Corp. 7.4% 1/15/11	9,565	9,759
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BTM Curacao Holding NV 1.6194% 12/19/16 (e)(j)	$ 1,364	$ 1,056
CIT Group, Inc. 1.3938% 6/8/09 (j)	1,294	1,291
Citigroup, Inc.:
0.9444% 5/18/11 (j)	3,104	2,834
5.3% 10/17/12	11,048	10,593
5.5% 4/11/13	12,890	12,362
6.125% 5/15/18	7,085	6,321
6.5% 1/18/11	1,444	1,458
6.5% 8/19/13	6,795	6,734
CME Group, Inc. 5.75% 2/15/14	559	590
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	6,141	6,381
ILFC E-Capital Trust I 5.9% 12/21/65 (e)(j)	3,309	1,257
International Lease Finance Corp.:
5.4% 2/15/12	3,163	2,418
5.65% 6/1/14	7,091	5,319
6.375% 3/25/13	1,660	1,291
6.625% 11/15/13	3,004	2,291
JPMorgan Chase & Co.:
4.891% 9/1/15 (j)	3,013	2,365
5.6% 6/1/11	2,362	2,489
5.75% 1/2/13	2,448	2,506
6.75% 2/1/11	415	435
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)	309	320
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	1,204	777
5.5% 1/15/14 (e)	767	519
5.7% 4/15/17 (e)	1,873	1,091
TECO Finance, Inc. 7% 5/1/12	4,853	4,874
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)	3,576	3,107
ZFS Finance USA Trust I 6.15% 12/15/65 (e)(j)	2,565	1,680
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(j)	5,531	3,650
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(j)	2,762	1,698
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(j)	2,778	1,833
		99,299
Insurance - 1.7%
Allstate Corp.:
6.2% 5/16/14	3,088	3,201
7.45% 5/16/19	3,058	3,194
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Assurant, Inc.:
5.625% 2/15/14	$ 2,111	$ 1,799
6.75% 2/15/34	2,172	1,428
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	534
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(j)	1,646	1,246
Jackson National Life Global Funding 5.375% 5/8/13 (e)	831	789
Liberty Mutual Group, Inc. 6.5% 3/15/35 (e)	656	366
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (e)(j)	6,167	5,489
MetLife, Inc.:
5% 6/15/15	1,285	1,188
6.125% 12/1/11	1,093	1,139
6.75% 6/1/16	3,320	3,378
7.717% 2/15/19	5,308	5,641
Metropolitan Life Global Funding I:
4.625% 8/19/10 (e)	3,643	3,680
5.125% 4/10/13 (e)	617	609
Monumental Global Funding II 5.65% 7/14/11 (e)	1,824	1,762
Monumental Global Funding III 5.5% 4/22/13 (e)	2,432	2,293
Pacific Life Global Funding 5.15% 4/15/13 (e)	7,081	6,671
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (e)	7,056	5,371
Prudential Financial, Inc.:
5.15% 1/15/13	2,393	2,251
5.4% 6/13/35	499	373
5.5% 3/15/16	469	445
5.7% 12/14/36	424	345
8.875% 6/15/68 (j)	3,282	2,593
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(j)	3,691	2,096
Symetra Financial Corp. 6.125% 4/1/16 (e)	5,722	4,301
The Chubb Corp. 5.75% 5/15/18	1,739	1,753
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,380	1,443
		65,378
Real Estate Investment Trusts - 2.2%
AMB Property LP 5.9% 8/15/13	2,849	2,547
Arden Realty LP 5.2% 9/1/11	1,479	1,518
AvalonBay Communities, Inc.:
4.95% 3/15/13	405	373
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
5.5% 1/15/12	$ 2,643	$ 2,617
6.625% 9/15/11	903	926
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,409	3,354
5.625% 12/15/10	4,504	4,108
5.7% 5/1/17	2,271	1,490
5.75% 4/1/12	2,342	1,938
BRE Properties, Inc. 5.75% 9/1/09	675	677
Camden Property Trust:
4.375% 1/15/10	1,633	1,645
5.375% 12/15/13	724	662
5.875% 11/30/12	3,267	3,117
CPG Partners LP 6% 1/15/13	1,123	1,106
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,327	2,951
5% 5/3/10	2,475	2,227
5.25% 4/15/11	2,686	2,206
5.375% 10/15/12	1,419	990
Duke Realty LP:
4.625% 5/15/13	692	558
5.25% 1/15/10	501	497
5.4% 8/15/14	2,642	2,076
5.625% 8/15/11	3,266	3,058
5.875% 8/15/12	513	459
5.95% 2/15/17	468	343
6.25% 5/15/13	6,709	5,786
6.5% 1/15/18	2,914	2,159
Equity One, Inc.:
6% 9/15/17	942	699
6.25% 1/15/17	545	418
Equity Residential 5.125% 3/15/16	3,150	2,793
Federal Realty Investment Trust:
5.4% 12/1/13	456	398
6% 7/15/12	3,239	2,934
6.2% 1/15/17	685	557
Hospitality Properties Trust 5.625% 3/15/17	1,325	973
HRPT Properties Trust:
5.75% 11/1/15	982	780
6.25% 6/15/17	1,361	1,028
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 682	$ 545
Liberty Property LP:
5.125% 3/2/15	937	759
5.5% 12/15/16	1,642	1,268
6.625% 10/1/17	2,536	2,028
Mack-Cali Realty LP:
5.05% 4/15/10	895	869
7.75% 2/15/11	1,077	1,044
Reckson Operating Partnership LP 5.15% 1/15/11	261	240
Simon Property Group LP:
4.6% 6/15/10	1,210	1,202
4.875% 8/15/10	745	744
5% 3/1/12	401	389
5.375% 6/1/11	685	676
5.6% 9/1/11	3,001	2,974
5.75% 5/1/12	1,399	1,363
7.75% 1/20/11	907	932
Tanger Properties LP 6.15% 11/15/15	27	22
UDR, Inc. 5.5% 4/1/14	4,722	4,279
Washington (REIT) 5.95% 6/15/11	4,016	3,793
		83,095
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	1,323	1,180
5.5% 10/1/12	2,097	2,054
5.75% 6/15/17	4,704	4,192
Post Apartment Homes LP:
5.45% 6/1/12	1,496	1,362
6.3% 6/1/13	2,647	2,380
Regency Centers LP:
4.95% 4/15/14	675	543
5.25% 8/1/15	2,356	1,867
5.875% 6/15/17	1,166	886
		14,464
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp.:
4.9% 5/1/13	3,842	3,610
5.65% 5/1/18	6,426	5,751
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14	$ 5,919	$ 6,229
Countrywide Financial Corp.:
4.5% 6/15/10	529	523
5.8% 6/7/12	3,221	3,232
Countrywide Home Loans, Inc. 4.125% 9/15/09	4,249	4,228
Independence Community Bank Corp.:
3.0275% 4/1/14 (j)	4,658	3,325
4.9% 9/23/10	1,873	1,832
World Savings Bank FSB 4.125% 12/15/09	573	579
		29,309
TOTAL FINANCIALS		651,579
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,388
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	1,467
6.3% 8/15/14	3,995	3,367
		4,834
Pharmaceuticals - 0.6%
AstraZeneca PLC:
5.9% 9/15/17	3,024	3,228
6.45% 9/15/37	2,331	2,620
Bristol-Myers Squibb Co. 5.45% 5/1/18	3,238	3,360
Novartis Capital Corp. 4.125% 2/10/14	3,236	3,313
Roche Holdings, Inc. 5% 3/1/14 (e)	6,563	6,844
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	1,058	1,075
		20,440
TOTAL HEALTH CARE		28,662
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (e)	2,916	2,935
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
BAE Systems Holdings, Inc.: - continued
6.4% 12/15/11 (e)	$ 903	$ 951
Bombardier, Inc. 6.3% 5/1/14 (e)	8,073	7,064
		10,950
Airlines - 0.9%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	437	415
7.024% 4/15/11	3,125	3,078
7.324% 4/15/11	1,260	1,244
7.858% 4/1/13	5,999	5,489
Continental Airlines, Inc.:
6.648% 3/15/19	3,403	2,722
6.795% 2/2/20	114	83
6.82% 5/1/18	244	188
6.9% 7/2/19	960	787
7.056% 3/15/11	1,942	1,913
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	417	333
7.57% 11/18/10	11,950	11,412
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,505	1,854
8.36% 7/20/20	1,706	1,365
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	626	463
6.071% 9/1/14	54	53
6.201% 3/1/10	34	34
6.602% 9/1/13	98	96
7.032% 4/1/12	737	718
7.186% 10/1/12	1,831	1,785
		34,032
Building Products - 0.1%
Masco Corp. 1.6313% 3/12/10 (j)	2,406	2,303
Industrial Conglomerates - 0.5%
Covidien International Finance SA:
5.15% 10/15/10	2,792	2,876
5.45% 10/15/12	683	727
6% 10/15/17	3,234	3,413
General Electric Co. 5.25% 12/6/17	12,992	12,868
		19,884
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (e)	$ 675	$ 643
TOTAL INDUSTRIALS		67,812
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
4.95% 2/15/19	3,879	3,902
5.9% 2/15/39	621	602
Nokia Corp. 5.375% 5/15/19	3,248	3,224
		7,728
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	3,258	2,920
6% 10/1/12	4,281	4,184
6.55% 10/1/17	2,606	2,311
		9,415
Office Electronics - 0.1%
Xerox Corp.:
5.5% 5/15/12	1,768	1,738
8.25% 5/15/14	1,332	1,352
		3,090
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	2,206	2,130
National Semiconductor Corp.:
1.57% 6/15/10 (j)	1,397	1,246
6.15% 6/15/12	1,638	1,572
		4,948
TOTAL INFORMATION TECHNOLOGY		25,181
MATERIALS - 1.5%
Chemicals - 0.3%
Dow Chemical Co.:
7.6% 5/15/14	6,754	6,836
8.55% 5/15/19	4,693	4,693
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co. 5% 1/15/13	$ 521	$ 549
Lubrizol Corp. 8.875% 2/1/19	1,024	1,129
		13,207
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,024	1,700
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	1,892	1,901
6.4% 1/15/18	1,931	1,693
		3,594
Metals & Mining - 1.0%
Anglo American Capital PLC:
9.375% 4/8/14 (e)	2,770	2,928
9.375% 4/8/19 (e)	3,822	4,063
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	2,182	2,295
5.5% 4/1/14	4,342	4,634
6.5% 4/1/19	4,342	4,729
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	2,211	2,375
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,604	3,520
6.5% 7/15/18	6,026	5,933
8.95% 5/1/14	3,262	3,506
Vale Overseas Ltd. 6.25% 1/23/17	2,564	2,592
		36,575
Paper & Forest Products - 0.1%
International Paper Co. 7.4% 6/15/14	2,859	2,816
TOTAL MATERIALS		57,892
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,180
AT&T, Inc.:
5.8% 2/15/19	9,705	9,960
6.7% 11/15/13	1,296	1,425
British Telecommunications PLC 8.625% 12/15/10	3,001	3,185
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV:
5.25% 7/22/13	$ 2,703	$ 2,771
6.75% 8/20/18	4,008	4,271
SBC Communications, Inc.:
5.1% 9/15/14	2,395	2,481
5.875% 2/1/12	3,018	3,196
5.875% 8/15/12	1,080	1,153
Sprint Capital Corp. 7.625% 1/30/11	1,855	1,832
Telecom Italia Capital SA:
4% 1/15/10	5,400	5,410
4.95% 9/30/14	3,542	3,362
5.25% 10/1/15	2,889	2,645
Telefonica Emisiones SAU:
1.3463% 2/4/13 (j)	2,654	2,501
6.421% 6/20/16	1,283	1,358
Telefonos de Mexico SA de CV 4.75% 1/27/10	6,849	6,965
Verizon Communications, Inc. 6.1% 4/15/18	3,150	3,277
Verizon Global Funding Corp. 7.25% 12/1/10	3,027	3,240
Verizon New England, Inc. 6.5% 9/15/11	984	1,053
Verizon New York, Inc. 6.875% 4/1/12	2,930	3,079
		66,344
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 5.625% 11/15/17	1,997	1,933
Sprint Nextel Corp. 6% 12/1/16	1,159	942
Verizon Wireless Capital LLC:
5.55% 2/1/14 (e)	2,621	2,772
8.5% 11/15/18 (e)	3,886	4,715
Vodafone Group PLC:
5% 12/16/13	2,536	2,659
5.5% 6/15/11	3,049	3,230
7.75% 2/15/10	2,041	2,115
		18,366
TOTAL TELECOMMUNICATION SERVICES		84,710
UTILITIES - 4.2%
Electric Utilities - 2.4%
AmerenUE 6.4% 6/15/17	3,299	3,306
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	$ 4,542	$ 4,600
8.875% 11/15/18	1,026	1,183
Commonwealth Edison Co.:
5.4% 12/15/11	4,828	4,997
5.8% 3/15/18	5,226	5,149
Duke Energy Carolinas LLC:
5.25% 1/15/18	2,665	2,717
7% 11/15/18	691	793
EDP Finance BV:
5.375% 11/2/12 (e)	2,201	2,250
6% 2/2/18 (e)	8,464	8,369
Enel Finance International SA:
5.7% 1/15/13 (e)	921	949
6.25% 9/15/17 (e)	2,284	2,296
Exelon Corp.:
4.9% 6/15/15	3,534	3,171
6.75% 5/1/11	734	765
FirstEnergy Corp. 6.45% 11/15/11	2,179	2,280
FPL Group Capital, Inc. 7.875% 12/15/15	1,708	1,962
Illinois Power Co. 6.125% 11/15/17	455	438
Jersey Central Power & Light Co. 7.35% 2/1/19	1,947	2,047
Nevada Power Co.:
6.5% 5/15/18	12,764	12,579
6.5% 8/1/18	1,734	1,708
Oncor Electric Delivery Co. 6.375% 5/1/12	3,016	3,100
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	3,994	4,072
PacifiCorp 6% 1/15/39	1,330	1,352
Pennsylvania Electric Co. 6.05% 9/1/17	844	798
Pepco Holdings, Inc.:
4% 5/15/10	2,463	2,462
6.45% 8/15/12	4,119	4,256
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	6,582	4,542
Progress Energy, Inc. 7.1% 3/1/11	3,738	4,001
Sierra Pacific Power Co. 5.45% 9/1/13	1,722	1,723
West Penn Power Co. 5.95% 12/15/17 (e)	346	309
Wisconsin Electric Power Co. 6.25% 12/1/15	3,326	3,513
		91,687
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	$ 488	$ 454
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,423	3,562
		4,016
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	7,116	7,219
Duke Capital LLC 5.668% 8/15/14	2,270	2,216
Exelon Generation Co. LLC 5.35% 1/15/14	1,687	1,622
PPL Energy Supply LLC:
6.3% 7/15/13	8,190	8,526
6.5% 5/1/18	3,456	3,328
		22,911
Multi-Utilities - 1.1%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,974	1,668
CMS Energy Corp. 6.55% 7/17/17	5,717	4,925
Dominion Resources, Inc.:
4.75% 12/15/10	4,341	4,455
6.3% 9/30/66 (j)	4,407	2,655
7.5% 6/30/66 (j)	5,621	3,893
DTE Energy Co.:
7.05% 6/1/11	1,086	1,129
7.625% 5/15/14	1,383	1,429
KeySpan Corp. 7.625% 11/15/10	546	577
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,225	3,368
National Grid PLC 6.3% 8/1/16	1,631	1,648
NiSource Finance Corp.:
5.25% 9/15/17	931	773
5.4% 7/15/14	1,487	1,319
5.45% 9/15/20	313	247
6.4% 3/15/18	1,709	1,493
7.875% 11/15/10	1,128	1,148
10.75% 3/15/16	3,995	4,353
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	6,815	4,907
WPS Resources Corp. 6.11% 12/1/66 (j)	975	595
		40,582
TOTAL UTILITIES		159,196
TOTAL NONCONVERTIBLE BONDS (Cost $1,384,723)		1,416,324
U.S. Government and Government Agency Obligations - 19.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.9%
Fannie Mae:
2.5% 5/15/14	$ 3,546	$ 3,500
2.75% 3/13/14	5,036	5,053
5% 2/16/12	42,673	46,552
Federal Home Loan Bank 3.625% 5/29/13	3,837	4,009
Freddie Mac:
2.125% 3/23/12	50,400	51,031
2.5% 4/23/14	5,680	5,617
5% 1/30/14 (g)	14,616	16,008
5.25% 7/18/11 (d)	105,411	114,352
5.75% 1/15/12	10,423	11,563
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	1,027	1,033
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		258,718
U.S. Treasury Inflation Protected Obligations - 8.5%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (g)	180,717	186,225
2% 7/15/14	106,630	110,112
2.625% 7/15/17	20,356	21,904
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		318,241
U.S. Treasury Obligations - 3.6%
U.S. Treasury Notes:
1.75% 3/31/14	4,020	3,921
3.375% 6/30/13	28,369	30,020
3.75% 11/15/18	20,847	21,306
4% 8/15/18	63,000	65,771
4.125% 8/31/12	15,559	16,855
TOTAL U.S. TREASURY OBLIGATIONS		137,873
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $694,103)		714,832
U.S. Government Agency - Mortgage Securities - 12.8%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 6.8%
3.279% 3/1/35 (j)	$ 223	$ 227
3.316% 3/1/35 (j)	2,100	2,136
3.661% 10/1/33 (j)	121	123
3.782% 6/1/34 (j)	1,628	1,647
3.891% 2/1/33 (j)	320	326
3.898% 4/1/36 (j)	3,750	3,805
3.917% 7/1/35 (j)	1,336	1,361
3.937% 2/1/35 (j)	1,299	1,321
4% 7/1/18	5,686	5,810
4.044% 4/1/33 (j)	665	673
4.046% 3/1/35 (j)	63	64
4.281% 10/1/33 (j)	323	328
4.298% 3/1/33 (j)	164	168
4.301% 3/1/33 (j)	153	156
4.312% 7/1/35 (j)	1,030	1,050
4.316% 7/1/35 (j)	1,199	1,227
4.381% 12/1/33 (j)	13,288	13,552
4.414% 3/1/37 (j)	4,244	4,366
4.43% 3/1/35 (j)	622	641
4.453% 7/1/34 (j)	7,699	7,909
4.478% 3/1/35 (j)	1,256	1,288
4.491% 7/1/35 (j)	147	150
4.492% 5/1/35 (j)	813	831
4.5% 4/1/20	1,813	1,879
4.512% 11/1/36 (j)	2,104	2,165
4.531% 10/1/35 (j)	9,286	9,546
4.548% 10/1/33 (j)	271	277
4.619% 9/1/35 (j)	6,900	7,130
4.626% 10/1/35 (j)	763	775
4.647% 4/1/35 (j)	6,695	6,843
4.667% 7/1/35 (j)	609	628
4.708% 8/1/33 (j)	338	345
4.765% 2/1/34 (j)	99	102
4.858% 10/1/34 (j)	4,452	4,556
4.967% 7/1/34 (j)	154	156
4.987% 7/1/35 (j)	9,591	9,878
5% 12/1/17 to 8/1/18	23,730	24,826
5.066% 9/1/34 (j)	2,759	2,810
5.075% 4/1/35 (j)	6,684	6,891
5.085% 9/1/34 (j)	352	359
5.15% 6/1/35 (j)	1,348	1,377
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.185% 3/1/35 (j)	$ 191	$ 197
5.195% 5/1/35 (j)	4,535	4,701
5.262% 9/1/36 (j)	2,480	2,574
5.308% 12/1/34 (j)	445	455
5.5% 4/1/14 to 6/1/36	40,891	43,109
5.514% 11/1/36 (j)	2,276	2,350
5.593% 7/1/37 (j)	1,067	1,111
5.666% 9/1/35 (j)	1,668	1,738
5.819% 7/1/46 (j)	12,974	13,569
5.822% 3/1/36 (j)	4,403	4,589
6.01% 4/1/36 (j)	841	877
6.248% 6/1/36 (j)	414	427
6.326% 4/1/36 (j)	886	925
6.5% 4/1/13 to 3/1/35	46,352	49,850
7% 7/1/25 to 2/1/32	46	50
7.5% 8/1/13 to 8/1/29	564	615
12.5% 4/1/15 to 8/1/15	11	12
TOTAL FANNIE MAE		256,851
Freddie Mac - 1.7%
3.155% 2/1/34 (j)	354	359
3.479% 3/1/35 (j)	1,024	1,046
3.88% 1/1/35 (j)	224	229
4.305% 6/1/35 (j)	554	570
4.485% 1/1/35 (j)	2,331	2,400
4.486% 5/1/35 (j)	3,798	3,914
4.755% 3/1/36 (j)	840	859
5% 3/1/19	21,954	22,946
5% 6/11/39 (f)	5,000	5,115
5% 6/11/39 (f)	6,000	6,138
5.139% 4/1/35 (j)	2,594	2,690
5.308% 3/1/33 (j)	60	61
5.382% 11/1/35 (j)	1,226	1,283
5.417% 1/1/34 (j)	2,544	2,599
5.52% 1/1/36 (j)	2,947	3,069
5.692% 10/1/35 (j)	721	758
5.921% 6/1/36 (j)	1,882	1,961
6.115% 6/1/36 (j)	926	968
6.628% 1/1/37 (j)	6,091	6,367
7% 8/1/10 to 7/1/13	136	139
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.5% 6/1/09 to 1/1/33	$ 433	$ 460
8.5% 6/1/13	1	1
TOTAL FREDDIE MAC		63,932
Government National Mortgage Association - 4.3%
4.25% 7/20/34 (j)	548	568
5.5% 6/18/39 (f)	23,000	23,847
5.5% 6/18/39 (f)	50,000	51,842
5.5% 6/18/39 (f)	72,000	74,652
7% 1/15/28 to 11/15/32	6,060	6,591
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	1,583	1,699
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		159,204
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $470,709)		479,987
Asset-Backed Securities - 2.2%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6588% 1/25/35 (j)	46	17
Series 2005-1 Class M1, 0.7788% 4/25/35 (j)	821	401
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (j)	375	1
Class M8, 1.1588% 7/25/36 (j)	186	0 *
Class M9, 2.0088% 7/25/36 (j)	3	0 *
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (j)	53	34
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (j)	111	99
Series 2004-OP1 Class M1, 0.8288% 4/25/34 (j)	280	143
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (j)	119	100
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (j)	16	15
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (j)	163	3
Class M4, 0.7088% 5/25/36 (j)	138	3
Class M5, 0.7488% 5/25/36 (j)	33	1
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (j)	77	2
Class M5, 0.6988% 4/25/36 (j)	73	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3463% 9/20/13 (j)	$ 2,435	$ 2,137
Series 2006-A7 Class A7, 0.3363% 10/20/12 (j)	2,564	2,250
Series 2006-C1 Class C1, 0.7963% 10/20/14 (j)	216	11
Series 2007-A4 Class A4, 0.3463% 4/22/13 (j)	5,556	4,875
Series 2007-D1 Class D, 1.7163% 1/22/13 (e)(j)	4,593	92
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (e)(j)	367	365
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (e)(j)	112	110
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	88	88
Series 2005-DA Class A4, 5.02% 11/6/12	173	173
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	714	214
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (j)	64	42
Series 2004-R10 Class M1, 1.0088% 11/25/34 (j)	306	156
Series 2004-R11 Class M1, 0.9688% 11/25/34 (j)	263	104
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (j)	107	83
Class M3, 0.8588% 4/25/34 (j)	73	25
Series 2005-R1 Class M1, 0.7588% 3/25/35 (j)	425	224
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (j)	361	261
Series 2005-R2 Class M1, 0.7588% 4/25/35 (j)	930	505
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (j)	74	37
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (j)	22	4
Series 2004-W11 Class M2, 1.0088% 11/25/34 (j)	253	104
Series 2004-W5 Class M1, 0.9088% 4/25/34 (j)	306	158
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (j)	268	99
Class M2, 0.9088% 5/25/34 (j)	234	132
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (j)	699	191
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (j)	587	11
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (j)	646	344
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (j)	105	48
Series 2004-HE2 Class M1, 0.8588% 4/25/34 (j)	1,202	586
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M1, 0.8488% 6/25/34 (j)	$ 106	$ 45
Class M2, 1.4288% 6/25/34 (j)	173	114
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (j)	188	78
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (j)	130	2
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(e)(j)	2,740	0 *
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.4244% 3/15/12 (j)	1,547	1,520
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9463% 5/28/44 (j)	142	86
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9913% 2/28/44 (j)	276	169
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7588% 9/25/35 (j)	45	29
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (j)	436	211
Series 2005-HE2:
Class M1, 0.8088% 2/25/35 (j)	688	264
Class M2, 1.0588% 2/25/35 (j)	1,896	888
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (j)	1,034	958
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (j)	184	161
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.7194% 6/15/10 (j)	84	84
Series 2007-SN1:
Class B, 5.52% 3/15/11	139	70
Class C, 5.73% 3/15/11	79	28
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3544% 7/15/11 (j)	99	98
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6344% 4/15/13 (e)(j)	1,310	1,196
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (e)(j)	327	65
Class B, 1.0663% 7/20/39 (e)(j)	189	23
Class C, 1.4163% 7/20/39 (e)(j)	243	19
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	589	396
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (j)	514	21
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (j)	304	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2006-NC3 Class M10, 2.3088% 8/25/36 (e)(j)	$ 680	$ 13
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (j)	133	4
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (j)	812	175
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (e)(j)	177	129
Chase Issuance Trust Series 2004-3 Class C, 0.8144% 6/15/12 (j)	239	230
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	161	89
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (e)(j)	161	115
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (j)	341	2
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (j)	345	11
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (e)(j)	589	578
Class B, 0.6244% 7/15/12 (e)(j)	589	574
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	149	0 *
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (j)	21	11
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (j)	76	39
Class M1, 0.8088% 6/25/34 (j)	298	184
Class M4, 1.2788% 4/25/34 (j)	72	36
Series 2004-4:
Class A, 0.6788% 8/25/34 (j)	17	8
Class M2, 0.8388% 6/25/34 (j)	265	181
Series 2005-1:
Class M1, 0.7288% 8/25/35 (j)	230	149
Class MV2, 0.7488% 7/25/35 (j)	637	433
Series 2005-3 Class MV1, 0.7288% 8/25/35 (j)	1,030	884
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (j)	192	172
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (e)	643	605
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (e)	2,309	1,512
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (j)	1,310	1,293
Series 2007-1 Class B, 0.4444% 8/15/12 (j)	1,310	1,165
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (e)	1,480	1,416
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 1.012% 5/28/35 (j)	$ 18	$ 10
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (j)	208	41
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (j)	2,028	466
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (j)	10	4
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (j)	146	138
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (e)	30	30
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (e)	2,696	1,616
Series 2006-C:
Class B, 5.3% 6/15/12	168	134
Class D, 6.89% 5/15/13 (e)	1,855	1,008
Series 2007-A Class D, 7.05% 12/15/13 (e)	1,014	621
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (j)	912	684
Series 2006-4 Class B, 0.8944% 6/15/13 (j)	349	192
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (j)	52	16
Class M2, 1.0588% 2/25/34 (j)	88	59
Series 2004-A Class M1, 1.1338% 1/25/34 (j)	523	300
Series 2005-A:
Class M1, 0.7388% 1/25/35 (j)	34	32
Class M2, 0.7688% 1/25/35 (j)	790	423
Class M3, 0.7988% 1/25/35 (j)	427	90
Class M4, 0.9888% 1/25/35 (j)	164	69
Series 2006-A:
Class M4, 0.7088% 5/25/36 (j)	408	4
Class M5, 0.8088% 5/25/36 (j)	83	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (e)(j)	1,061	778
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	1,774	1,543
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (e)(j)	159	99
Series 2006-2A:
Class A, 0.5244% 11/15/34 (e)(j)	867	442
Class B, 0.6244% 11/15/34 (e)(j)	314	72
Class C, 0.7244% 11/15/34 (e)(j)	520	78
Class D, 1.0944% 11/15/34 (e)(j)	198	22
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (j)	$ 401	$ 373
Class C, 0.5844% 9/17/12 (j)	311	280
Series 2007-1 Class C, 0.6144% 3/15/13 (j)	2,138	1,817
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (j)	396	301
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (e)	1,519	608
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (j)	259	117
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (j)	509	312
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(j)	469	41
Class M1, 0.9588% 6/25/34 (j)	988	337
Series 2004-FM1 Class M1, 1.2838% 11/25/33 (j)	284	155
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (j)	453	231
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (j)	410	15
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (j)	7	3
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (j)	91	88
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (j)	194	2
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (e)(j)	297	74
Series 2006-3:
Class B, 0.7088% 9/25/46 (e)(j)	468	70
Class C, 0.8588% 9/25/46 (e)(j)	688	69
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1888% 2/25/33 (j)	0 *	0 *
Series 2003-3 Class M1, 1.5988% 8/25/33 (j)	429	206
Series 2003-4 Class M1, 1.5088% 10/25/33 (j)	133	77
Series 2003-5:
Class A2, 1.0088% 12/25/33 (j)	15	4
Class M1, 1.3588% 12/25/33 (j)	147	80
Series 2003-7 Class A2, 1.0688% 3/25/34 (j)	1	0
Series 2003-8 Class M1, 1.3888% 4/25/34 (j)	235	113
Series 2004-3 Class M2, 2.0088% 8/25/34 (j)	143	81
Series 2004-7 Class A3, 0.6988% 1/25/35 (j)	0 *	0 *
Series 2005-1 Class M1, 0.7388% 5/25/35 (j)	466	421
Series 2005-3 Class M1, 0.7188% 8/25/35 (j)	335	309
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (j)	148	136
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (j)	1,452	1,008
Series 2006-7 Class M4, 0.6888% 1/25/37 (j)	225	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (j)	$ 125	$ 76
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (j)	1,013	963
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (j)	345	208
Class M2, 0.8063% 1/20/35 (j)	259	151
Series 2005-3 Class A1, 0.5763% 1/20/35 (j)	179	96
Series 2006-2:
Class M1, 0.5863% 3/20/36 (j)	275	154
Class M2, 0.6063% 3/20/36 (j)	455	221
Series 2006-3 Class A1V, 0.3963% 3/20/36 (j)	205	198
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (j)	557	137
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (j)	560	223
Class MV1, 0.5388% 11/25/36 (j)	455	42
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (j)	479	373
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (j)	253	249
Class 2C, 2.3775% 3/27/42 (j)	688	110
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (e)(j)	194	0 *
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,116	1,041
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (j)	927	462
Series 2004-2:
Class M1, 0.8388% 6/25/34 (j)	280	137
Class M2, 1.3888% 6/25/34 (j)	176	130
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (j)	351	188
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (j)	27	26
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	18	10
Class C, 5.691% 10/20/28 (e)	8	4
Class D, 6.01% 10/20/28 (e)	95	43
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (j)	202	6
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (j)	353	12
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (j)	246	170
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (j)	$ 68	$ 38
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (j)	1,082	829
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (j)	765	355
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (j)	29	18
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (j)	229	124
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (j)	178	97
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (j)	26	4
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (j)	464	235
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (j)	220	116
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (j)	199	65
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (j)	180	67
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (j)	230	121
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (j)	153	1
Class M6, 0.7588% 6/25/36 (j)	55	0 *
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (j)	44	34
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (j)	42	27
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (j)	24	18
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (j)	46	38
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (j)	284	154
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (e)(j)	242	139
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (j)	16	3
Class M1, 1.3888% 8/25/32 (j)	43	21
Series 2003-NC1 Class M1, 1.8838% 11/25/32 (j)	177	103
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (j)	52	39
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	2,707	512
Series 2006-3 Class A1, 0.3388% 9/25/19 (j)	430	413
Series 2006-4:
Class A1, 0.3388% 3/25/25 (j)	403	376
Class D, 1.4088% 5/25/32 (j)	519	12
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3888% 1/25/34 (j)	518	292
Series 2005-4 Class M2, 0.8188% 9/25/35 (j)	642	180
Series 2005-D Class M2, 0.7788% 2/25/36 (j)	134	8
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	148	87
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (j)	291	269
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (e)(j)	$ 405	$ 158
Series 2006-1A Class A, 1.7163% 3/20/11 (e)(j)	530	196
Option One Mortgage Loan Trust Series 2004-3 Class M3, 0.9588% 11/25/34 (j)	155	99
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (j)	125	74
Class M3, 1.5588% 9/25/34 (j)	240	49
Class M4, 1.7588% 9/25/34 (j)	308	30
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (j)	180	25
Series 2004-WHQ2 Class M1, 0.8988% 2/25/35 (j)	524	375
Series 2004-WWF1:
Class M2, 0.9888% 2/25/35 (j)	725	366
Class M3, 1.0488% 2/25/35 (j)	90	36
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (j)	348	187
Class M3, 0.8688% 1/25/35 (j)	215	85
Class M4, 1.1388% 1/25/35 (j)	665	114
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (j)	788	22
Class M9, 2.1888% 5/25/35 (j)	267	4
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.6688% 9/25/36 (j)	768	2
Class M5, 0.6988% 9/25/36 (j)	101	0 *
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (e)(j)	969	863
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (j)	358	9
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (j)	2	0 *
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (j)	851	409
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (e)(j)	447	313
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (j)	572	257
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (j)	91	61
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (j)	63	10
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (j)	62	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp.: - continued
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (e)(j)	$ 590	$ 174
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (j)	2,369	2,319
Class B, 0.6244% 9/15/11 (j)	2,484	1,888
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (j)	441	415
Class B, 0.6444% 1/15/12 (j)	383	291
Class C, 0.9444% 1/15/12 (j)	681	327
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.4444% 6/15/12 (j)	1,294	1,171
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (j)	168	44
Series 2003-6HE Class A1, 0.7788% 11/25/33 (j)	16	5
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (e)(j)	939	21
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	555	520
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (j)	1,543	1,497
Class C, 0.6944% 10/17/11 (j)	2,020	1,919
Series 2007-1 Class C, 0.7144% 6/15/12 (j)	1,653	1,239
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (e)	3,037	1,052
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	400	0 *
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (j)	272	5
Class M7, 1.1088% 10/25/36 (j)	83	1
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (e)(j)	3,154	2,672
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	4,653	4,830
Series 2007-A5A Class A5, 1.0944% 10/15/14 (e)(j)	680	672
Series 2007-C1 Class C1, 0.7444% 5/15/14 (e)(j)	1,921	1,793
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)	3	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (e)(j)	806	97
TOTAL ASSET-BACKED SECURITIES (Cost $91,640)		84,038
Collateralized Mortgage Obligations - 3.3%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.1%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (e)(j)	$ 302	$ 226
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (e)(j)	1,061	1,006
Class 2M, 1.0544% 2/17/52 (e)(j)	721	661
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (e)(j)	660	284
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (j)	67	10
Class C, 5.8768% 4/10/49 (j)	179	25
Class D, 5.8768% 4/10/49 (j)	89	12
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2036% 12/25/33 (j)	30	26
Series 2004-B Class 1A1, 4.6868% 3/25/34 (j)	34	28
Series 2004-C Class 1A1, 4.131% 4/25/34 (j)	55	46
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (j)	1,306	664
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (j)	243	124
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (j)	308	150
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.8273% 2/25/37 (j)	845	728
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (j)	1,207	1,060
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,348	182
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (e)(j)	1,207	994
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (j)	29	29
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (j)	231	87
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (j)	24	12
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (j)	54	31
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (j)	11	6
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (j)	192	104
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (j)	309	146
Class 5A2, 0.6288% 1/25/36 (j)	139	64
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (j)	$ 42	$ 22
Class 6M2, 0.7888% 6/25/35 (j)	665	129
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (j)	73	33
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (j)	186	101
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (j)	7	3
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (j)	14	8
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (j)	66	38
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (j)	19	10
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (j)	11	8
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (j)	1,739	1,362
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (j)	1,547	488
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (j)	249	219
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (j)	24	12
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (e)(j)	1,287	1,016
Class C2, 1.5769% 10/18/54 (e)(j)	431	202
Class M2, 1.3569% 10/18/54 (e)(j)	739	484
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (e)(j)	1,104	549
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (e)(j)	1,402	634
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (e)(j)	2,707	162
Series 2006-2 Class C1, 0.7863% 12/20/54 (j)	2,411	169
Series 2006-3 Class C2, 0.8163% 12/20/54 (j)	506	26
Series 2006-4:
Class B1, 0.4063% 12/20/54 (j)	1,887	321
Class C1, 0.6963% 12/20/54 (j)	1,154	69
Class M1, 0.4863% 12/20/54 (j)	498	55
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (j)	837	59
Class 1M1, 0.4663% 12/20/54 (j)	544	54
Class 2C1, 0.7463% 12/20/54 (j)	382	27
Class 2M1, 0.5663% 12/20/54 (j)	699	70
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 0.765% 12/17/54 (j)	$ 968	$ 58
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (j)	194	22
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (j)	190	86
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (e)(j)	383	324
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (j)	68	40
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (j)	112	30
Series 2005-1:
Class M4, 1.0588% 4/25/35 (j)	13	1
Class M5, 1.0788% 4/25/35 (j)	13	2
Class M6, 1.1288% 4/25/35 (j)	5	1
Series 2005-3 Class A1, 0.5488% 8/25/35 (j)	273	133
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (j)	12	0 *
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (j)	164	161
Class A3, 5.447% 6/12/47 (j)	2,289	1,836
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.5678% 12/25/34 (j)	1,216	1,068
Series 2006-A2 Class 5A1, 5.1365% 11/25/33 (j)	1,766	1,569
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	543	442
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (e)(j)	207	94
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (j)	25	15
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (j)	643	256
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	427	325
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (j)	795	350
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (e)(j)	149	74
Class C, 0.5344% 6/15/22 (e)(j)	574	258
Class D, 0.5444% 6/15/22 (e)(j)	220	66
Class E, 0.5544% 6/15/22 (e)(j)	353	88
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class F, 0.5844% 6/15/22 (e)(j)	$ 636	$ 140
Class G, 0.6544% 6/15/22 (e)(j)	210	42
Class H, 0.6744% 6/15/22 (e)(j)	265	40
Class J, 0.7144% 6/15/22 (e)(j)	309	31
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (j)	95	61
Series 2003-B Class A1, 0.6488% 4/25/28 (j)	105	68
Series 2003-D Class A, 0.6188% 8/25/28 (j)	89	56
Series 2003-E Class A2, 2.0813% 10/25/28 (j)	147	96
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (j)	243	146
Class A2D, 2.3063% 11/25/29 (j)	35	24
Series 2004-G Class A2, 2.15% 1/25/30 (j)	118	79
Series 2005-A Class A2, 2.0013% 2/25/30 (j)	113	71
Series 2005-B Class A2, 1.4% 7/25/30 (j)	339	230
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (j)	734	3
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	5,168	4,700
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (j)	120	78
Class A2, 0.7588% 12/25/34 (j)	163	108
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (j)	136	71
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (j)	1,390	638
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (j)	1,101	47
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (j)	924	700
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (j)	235	174
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (j)	3,000	2,293
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7319% 7/10/35 (e)(j)	598	283
Series 2003-CB1:
Class B3, 1.8319% 6/10/35 (e)(j)	466	240
Class B4, 2.0319% 6/10/35 (e)(j)	1,505	715
Class B5, 2.6319% 6/10/35 (e)(j)	1,028	479
Class B6, 3.1319% 6/10/35 (e)(j)	609	284
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-A:
Class B4, 1.5819% 2/10/36 (e)(j)	$ 355	$ 118
Class B5, 2.0819% 2/10/36 (e)(j)	237	76
Series 2004-B:
Class B4, 1.4819% 2/10/36 (e)(j)	156	47
Class B5, 1.9319% 2/10/36 (e)(j)	192	51
Class B6, 2.3819% 2/10/36 (e)(j)	67	16
Series 2004-C:
Class B4, 1.3319% 9/10/36 (e)(j)	200	56
Class B5, 1.7319% 9/10/36 (e)(j)	225	56
Class B6, 2.1319% 9/10/36 (e)(j)	79	17
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (j)	698	539
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	103	94
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (j)	112	76
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (e)(j)	124	81
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (e)(j)	12	12
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	172	133
Series 2006-C2 Class H, 6.308% 7/18/33 (e)	170	129
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (j)	70	47
Series 2004-10 Class A4, 4.5188% 11/20/34 (j)	100	62
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (j)	300	179
Series 2004-4 Class A, 4.4388% 5/20/34 (j)	366	250
Series 2004-5 Class A3, 1.5925% 6/20/34 (j)	143	93
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (j)	110	70
Class A3B, 2.3038% 7/20/34 (j)	21	13
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (j)	113	67
Class A3B, 2.1388% 7/20/34 (j)	14	8
Series 2005-1 Class A2, 1.7513% 2/20/35 (j)	175	112
Series 2005-2 Class A2, 2.03% 3/20/35 (j)	231	136
Series 2005-3 Class A1, 0.5163% 5/20/35 (j)	113	60
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (j)	$ 237	$ 4
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (e)(j)	65	28
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (j)	1,475	613
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (j)	43	41
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (j)	12	12
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5272% 6/25/34 (j)	1,579	1,399
Series 2005-AR10 Class 2A2, 4.0939% 6/25/35 (j)	1,023	916
Series 2005-AR12 Class 2A6, 4.1484% 7/25/35 (j)	532	455
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (j)	1,536	1,232
TOTAL PRIVATE SPONSOR		39,529
U.S. Government Agency - 2.2%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	3,395	3,597
Series 2002-9 Class PC, 6% 3/25/17	518	555
Series 2003-84 Class GC, 4.5% 5/25/15	3,109	3,144
Series 2005-67 Class HD, 5.5% 12/25/30	9,289	9,696
Series 2006-4 Class PB, 6% 9/25/35	6,963	7,326
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	1,758	1,860
Series 2004-3 Class BA, 4% 7/25/17	314	324
Series 2004-86 Class KC, 4.5% 5/25/19	1,419	1,479
Series 2005-41 Class LA, 5.5% 5/25/35	6,631	6,992
Freddie Mac:
planned amortization class Series 2104 Class PG, 6% 12/15/28	3,233	3,399
sequential payer Series 2516 Class AH, 5% 1/15/16	280	280
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,842	1,957
Series 2363 Class PF, 6% 9/15/16	2,423	2,572
Series 2425 Class JH, 6% 3/15/17	2,204	2,344
Series 2543 Class QT, 5.5% 4/15/22	6,682	6,961
Series 2702 Class WB, 5% 4/15/17	5,482	5,671
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3033 Class UD, 5.5% 10/15/30	$ 3,519	$ 3,677
Series 3049 Class DB, 5.5% 6/15/31	8,150	8,562
sequential payer:
Series 2528 Class HN, 5% 11/15/17	5,087	5,361
Series 2777 Class AB, 4.5% 6/15/29	6,887	7,095
Series 2809 Class UA, 4% 12/15/14	583	588
TOTAL U.S. GOVERNMENT AGENCY		83,440
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $123,368)		122,969
Commercial Mortgage Securities - 7.8%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (j)	1,412	997
Class A2, 6.8991% 2/14/43 (j)	888	901
Class A3, 6.9491% 2/14/43 (j)	958	914
Class PS1, 1.4493% 2/14/43 (j)(l)	5,025	170
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (j)	1,409	1,327
Series 2006-4 Class A1, 5.363% 7/10/46 (j)	432	432
Series 2006-5:
Class A1, 5.185% 7/10/11	936	932
Class A2, 5.317% 9/10/47	4,658	4,327
Class A3, 5.39% 9/10/47	1,683	1,405
Series 2006-6 Class A3, 5.369% 12/10/16	2,414	2,041
Series 2007-2 Class A1, 5.421% 4/10/49	249	250
Series 2007-4 Class A3, 6.0024% 2/10/51 (j)	1,204	1,000
Series 2006-5 Class XP, 0.832% 9/10/47 (l)	19,142	360
Series 2006-6:
Class E, 5.619% 10/10/45 (e)	697	84
Class XP, 0.4315% 10/10/45 (j)(l)	7,023	98
Series 2007-3:
Class A3, 5.6582% 6/10/49 (j)	2,016	1,576
Class A4, 5.8374% 6/10/49 (j)	2,516	1,837
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	375	381
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-1 Class A4, 5.451% 1/15/49	$ 2,643	$ 2,035
Series 2004-2:
Class A3, 4.05% 11/10/38	1,633	1,566
Class A4, 4.153% 11/10/38	1,531	1,391
Series 2004-4 Class A3, 4.128% 7/10/42	852	844
Series 2005-1 Class A3, 4.877% 11/10/42	4,159	4,042
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	1,080	1,079
Series 2001-3 Class H, 6.562% 4/11/37 (e)	675	609
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	302	196
Class K, 6.15% 5/11/35 (e)	561	387
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	3,750	3,439
Series 2005-6 Class A3, 5.3515% 9/10/47 (j)	2,173	2,091
Series 2007-1 Class B, 5.543% 1/15/49	727	173
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (e)(j)	518	259
Class D, 0.7044% 3/15/22 (e)(j)	525	236
Class E, 0.7444% 3/15/22 (e)(j)	434	195
Class F, 0.8144% 3/15/22 (e)(j)	277	125
Class G, 0.8744% 3/15/22 (e)(j)	179	68
Series 2006-BIX1:
Class C, 0.5244% 10/15/19 (e)(j)	775	450
Class D, 0.5544% 10/15/19 (e)(j)	947	417
Class E, 0.5844% 10/15/19 (e)(j)	878	334
Class F, 0.6544% 10/15/19 (e)(j)	1,608	643
Class G, 0.6744% 10/15/19 (e)(j)	486	170
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (e)(j)	73	36
Series 2004-1:
Class A, 0.6688% 4/25/34 (e)(j)	594	386
Class B, 2.2088% 4/25/34 (e)(j)	66	19
Class M1, 0.8688% 4/25/34 (e)(j)	54	29
Class M2, 1.5088% 4/25/34 (e)(j)	48	21
Series 2004-2:
Class A, 0.7388% 8/25/34 (e)(j)	451	339
Class M1, 0.8888% 8/25/34 (e)(j)	163	87
Series 2004-3:
Class A1, 0.6788% 1/25/35 (e)(j)	929	604
Class A2, 0.7288% 1/25/35 (e)(j)	134	80
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class M1, 0.8088% 1/25/35 (e)(j)	$ 161	$ 90
Class M2, 1.3088% 1/25/35 (e)(j)	104	48
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (e)(j)	946	523
Class M1, 0.7388% 8/25/35 (e)(j)	50	19
Class M2, 0.7888% 8/25/35 (e)(j)	83	28
Class M3, 0.8088% 8/25/35 (e)(j)	46	15
Class M4, 0.9188% 8/25/35 (e)(j)	66	20
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (e)(j)	371	211
Class A2, 0.7088% 11/25/35 (e)(j)	349	183
Class M1, 0.7488% 11/25/35 (e)(j)	70	26
Class M2, 0.7988% 11/25/35 (e)(j)	88	32
Class M3, 0.8188% 11/25/35 (e)(j)	79	27
Class M4, 0.9088% 11/25/35 (e)(j)	99	32
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (e)(j)	863	432
Class B1, 1.7088% 1/25/36 (e)(j)	118	31
Class M1, 0.7588% 1/25/36 (e)(j)	279	130
Class M2, 0.7788% 1/25/36 (e)(j)	133	58
Class M3, 0.8088% 1/25/36 (e)(j)	122	51
Class M4, 0.9188% 1/25/36 (e)(j)	107	42
Class M5, 0.9588% 1/25/36 (e)(j)	107	39
Class M6, 1.0088% 1/25/36 (e)(j)	114	39
Series 2006-1:
Class A2, 0.6688% 4/25/36 (e)(j)	131	65
Class M1, 0.6888% 4/25/36 (e)(j)	74	28
Class M2, 0.7088% 4/25/36 (e)(j)	79	28
Class M3, 0.7288% 4/25/36 (e)(j)	68	23
Class M4, 0.8288% 4/25/36 (e)(j)	38	12
Class M5, 0.8688% 4/25/36 (e)(j)	37	11
Class M6, 0.9488% 4/25/36 (e)(j)	74	22
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (e)(j)	2,849	1,610
Class A2, 0.5888% 7/25/36 (e)(j)	119	63
Class B1, 1.1788% 7/25/36 (e)(j)	71	20
Class B3, 3.0088% 7/25/36 (e)(j)	107	26
Class M1, 0.6188% 7/25/36 (e)(j)	125	47
Class M2, 0.6388% 7/25/36 (e)(j)	140	50
Class M3, 0.6588% 7/25/36 (e)(j)	116	39
Class M4, 0.7288% 7/25/36 (e)(j)	78	26
Class M5, 0.7788% 7/25/36 (e)(j)	96	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M6, 0.8488% 7/25/36 (e)(j)	$ 144	$ 42
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (e)(j)	124	33
Class B2, 1.6588% 10/25/36 (e)(j)	90	19
Class B3, 2.9088% 10/25/36 (e)(j)	146	24
Class M4, 0.7388% 10/25/36 (e)(j)	138	52
Class M5, 0.7888% 10/25/36 (e)(j)	165	56
Class M6, 0.8688% 10/25/36 (e)(j)	203	64
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (e)(j)	371	208
Class A2, 0.5788% 12/25/36 (e)(j)	2,020	844
Class B1, 1.0088% 12/25/36 (e)(j)	93	20
Class B2, 1.5588% 12/25/36 (e)(j)	96	19
Class B3, 2.7588% 12/25/36 (e)(j)	161	28
Class M1, 0.5988% 12/25/36 (e)(j)	192	61
Class M2, 0.6188% 12/25/36 (e)(j)	129	39
Class M3, 0.6488% 12/25/36 (e)(j)	131	37
Class M4, 0.7088% 12/25/36 (e)(j)	156	42
Class M5, 0.7488% 12/25/36 (e)(j)	143	37
Class M6, 0.8288% 12/25/36 (e)(j)	129	31
Series 2007-1:
Class A2, 0.5788% 3/25/37 (e)(j)	466	221
Class B1, 0.9788% 3/25/37 (e)(j)	208	55
Class B2, 1.4588% 3/25/37 (e)(j)	150	36
Class B3, 3.6588% 3/25/37 (e)(j)	291	48
Class M1, 0.5788% 3/25/37 (e)(j)	184	85
Class M2, 0.5988% 3/25/37 (e)(j)	137	60
Class M3, 0.6288% 3/25/37 (e)(j)	123	51
Class M4, 0.6788% 3/25/37 (e)(j)	99	39
Class M5, 0.7288% 3/25/37 (e)(j)	153	56
Class M6, 0.8088% 3/25/37 (e)(j)	214	67
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (e)(j)	400	222
Class A2, 0.6288% 7/25/37 (e)(j)	374	196
Class B1, 1.9088% 7/25/37 (e)(j)	163	39
Class B2, 2.5588% 7/25/37 (e)(j)	142	30
Class B3, 3.6588% 7/25/37 (e)(j)	159	33
Class M1, 0.6788% 7/25/37 (e)(j)	186	86
Class M2, 0.7188% 7/25/37 (e)(j)	102	45
Class M3, 0.7988% 7/25/37 (e)(j)	103	43
Class M4, 0.9588% 7/25/37 (e)(j)	204	69
Class M5, 1.0588% 7/25/37 (e)(j)	180	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M6, 1.3088% 7/25/37 (e)(j)	$ 228	$ 66
Series 2007-3:
Class A2, 0.5988% 7/25/37 (e)(j)	462	186
Class B1, 1.2588% 7/25/37 (e)(j)	148	34
Class B2, 1.9088% 7/25/37 (e)(j)	260	52
Class B3, 4.3088% 7/25/37 (e)(j)	197	33
Class M1, 0.6188% 7/25/37 (e)(j)	134	42
Class M2, 0.6488% 7/25/37 (e)(j)	142	41
Class M3, 0.6788% 7/25/37 (e)(j)	223	60
Class M4, 0.8088% 7/25/37 (e)(j)	249	67
Class M5, 0.9088% 7/25/37 (e)(j)	183	44
Class M6, 1.1088% 7/25/37 (e)(j)	139	34
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (e)(j)	206	50
Class B2, 3.7588% 9/25/37 (e)(j)	527	117
Class M1, 1.2588% 9/25/37 (e)(j)	199	93
Class M2, 1.3588% 9/25/37 (e)(j)	199	83
Class M4, 1.9088% 9/25/37 (e)(j)	361	123
Class M5, 2.0588% 9/25/37 (e)(j)	361	114
Class M6, 2.2588% 9/25/37 (e)(j)	362	105
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(l)	3,554	39
Series 2007-5A Class IO, 1.5496% 10/25/37 (e)(l)	7,498	544
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (e)(j)	363	237
Class H, 0.9944% 3/15/19 (e)(j)	244	68
Class J, 1.1944% 3/15/19 (e)(j)	183	27
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (e)(j)	280	140
Class E, 0.6444% 3/15/22 (e)(j)	1,459	671
Class F, 0.6944% 3/15/22 (e)(j)	894	385
Class G, 0.7444% 3/15/22 (e)(j)	320	125
Class H, 0.8944% 3/15/22 (e)(j)	280	101
Class J, 1.0444% 3/15/22 (e)(j)	280	79
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	731	728
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,511	1,378
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,559	1,279
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	1,145	1,132
Series 2007-PW16 Class A4, 5.9089% 6/11/40 (j)	706	596
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW17 Class A1, 5.282% 6/11/50	$ 495	$ 483
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	434	426
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (e)(j)(l)	11,310	105
Series 2003-T12 Class X2, 0.6481% 8/13/39 (e)(j)(l)	42,593	489
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,260	3,824
Series 2006-PW14 Class X2, 0.8435% 12/11/38 (e)(j)(l)	17,564	379
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)	225	225
Class A4, 5.4635% 4/12/38 (j)	151	136
Series 2007-PW15:
Class A1, 5.016% 2/11/44	222	221
Class X2, 0.3635% 2/11/44 (e)(j)(l)	17,823	241
Series 2007-PW16:
Class B, 5.713% 6/11/40 (e)	193	44
Class C, 5.713% 6/11/40 (e)	161	34
Class D, 5.713% 6/11/40 (e)	161	32
Series 2007-PW18 Class X2, 0.3443% 6/11/50 (e)(j)(l)	120,299	1,702
Series 2007-T26 Class X2, 0.1255% 1/12/45 (e)(j)(l)	16,175	96
Series 2007-T28:
Class A1, 5.422% 9/11/42	218	214
Class X2, 0.1822% 9/11/42 (e)(j)(l)	60,445	426
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (e)(j)	477	207
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	1,418	1,187
Class XCL, 0.8163% 5/15/35 (e)(j)(l)	19,589	777
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	484	476
Class F, 7.734% 1/15/32	262	257
Series 2001-245 Class A2, 6.275% 2/12/16 (e)(j)	1,227	1,239
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	166	166
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (e)(j)	6	5
Class F, 0.6544% 8/16/21 (e)(j)	431	116
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
floater Series 2006-FL2:
Class G, 0.6744% 11/15/36 (e)(j)	$ 200	$ 50
Class H, 0.7144% 11/15/36 (e)(j)	160	37
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	2,052	575
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	8,617	8,713
Class A4, 5.8884% 12/10/49 (j)	2,730	2,135
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (j)	503	425
Series 2006-CD3 Class A3, 5.607% 10/15/48	9,450	8,037
Series 2007-CD4:
Class A1, 4.977% 12/11/49	354	348
Class A2A, 5.237% 12/11/49	1,074	987
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,175	973
Class C, 5.476% 12/11/49	2,273	170
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (j)	187	183
Series 2007-C3 Class A3, 5.8202% 5/15/46 (j)	1,207	1,004
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	507
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5744% 4/15/17 (e)(j)	2,704	1,568
Class C, 0.6144% 4/15/17 (e)(j)	971	554
Class D, 0.6544% 4/15/17 (e)(j)	428	222
Class E, 0.7144% 4/15/17 (e)(j)	136	65
Class F, 0.7544% 4/15/17 (e)(j)	78	35
Class G, 0.8944% 4/15/17 (e)(j)	78	32
Class H, 0.9644% 4/15/17 (e)(j)	78	31
Class J, 1.1944% 4/15/17 (e)(j)	59	23
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (e)(j)	1,904	889
Class D, 0.6844% 11/15/17 (e)(j)	99	45
Class E, 0.7344% 11/15/17 (e)(j)	351	150
Class F, 0.7944% 11/15/17 (e)(j)	173	70
Class G, 0.8444% 11/15/17 (e)(j)	120	45
Series 2006-FL12 Class AJ, 0.4744% 12/15/20 (e)(j)	1,720	869
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	113	112
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 3,439	$ 2,873
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,040	1,831
Series 2007-C9 Class A4, 5.8162% 12/10/49 (j)	2,670	2,149
Series 2006-C8 Class B, 5.44% 12/10/46	2,090	585
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)	549	557
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,444	877
Series 2007-C2:
Class A1, 5.269% 1/15/49	1,490	1,476
Class A3, 5.542% 1/15/49 (j)	2,414	1,740
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)	143	143
Class A4, 5.9124% 6/15/39 (j)	726	530
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,870	5,784
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,249	908
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (e)(j)	4,306	1,077
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (e)(j)	35	7
Class SHDC, 1.3444% 7/15/19 (e)(j)	17	4
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (e)(j)	9	2
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,055	1,060
Series 2000-C1 Class A2, 7.545% 4/15/62	1,561	1,583
Series 2001-CK6 Class B, 6.582% 8/15/36	1,207	1,154
Series 2004-C1:
Class A3, 4.321% 1/15/37	429	420
Class A4, 4.75% 1/15/37	562	510
Series 1998-C1 Class D, 7.17% 5/17/40	1,306	1,295
Series 1999-C1 Class E, 8.0655% 9/15/41 (j)	1,247	1,211
Series 2001-CK6 Class AX, 0.645% 9/15/18 (l)	3,529	63
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (e)(j)(l)	11,305	381
Series 2004-C1 Class ASP, 0.953% 1/15/37 (e)(j)(l)	39,192	615
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)	6,373	5,577
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4944% 2/15/22 (e)(j)	$ 457	$ 183
Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (e)(j)	840	277
0.6144% 2/15/22 (e)(j)	300	81
Class F, 0.6644% 2/15/22 (e)(j)	600	150
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	138	137
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (j)(l)	23,650	345
Class B, 5.487% 2/15/40 (e)(j)	1,845	351
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	4,673	4,770
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	430	359
Class G, 6.936% 3/15/33 (e)	794	657
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,001	4,168
Series 2001-1 Class X1, 1.0497% 5/15/33 (e)(j)(l)	12,535	204
Series 2005-C1 Class B, 4.846% 6/10/48 (j)	345	106
Series 2007-C1 Class XP, 0.1974% 12/10/49 (j)(l)	15,128	116
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8633% 10/16/23 (j)	62	63
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.8287% 12/10/41 (j)(l)	32,571	332
Series 2005-C1 Class X2, 0.7105% 5/10/43 (j)(l)	8,869	92
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (e)(j)	454	193
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	771	774
Series 2007-GG11:
Class A1, 5.358% 12/10/49	798	773
Class A2, 5.597% 12/10/49	2,414	2,099
Series 2007-GG9:
Class A1, 5.233% 3/10/39	197	195
Class A4, 5.444% 3/10/39	3,509	2,760
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (e)(j)(l)	30,720	474
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7:
Class A3, 6.1142% 7/10/38 (j)	$ 3,182	$ 2,829
Class A4, 5.9165% 7/10/38 (j)	4,536	3,727
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(l)	30,418	298
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (e)(j)	61	44
Class D, 0.6944% 6/6/20 (e)(j)	288	164
Class E, 0.7844% 6/6/20 (e)(j)	334	184
Class F, 0.8544% 6/6/20 (e)(j)	376	188
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (e)(j)	705	486
Class D, 0.7844% 3/6/20 (e)(j)	1,881	1,298
Class F, 0.8944% 3/6/20 (e)(j)	58	39
Class G, 0.9344% 3/6/20 (e)(j)	29	20
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	1,896	2,033
Series 2004-GG2 Class A4, 4.964% 8/10/38	374	347
Series 2001-LIBA Class C, 6.733% 2/14/16 (e)	597	641
Series 2005-GG4 Class XP, 0.6995% 7/10/39 (e)(j)(l)	29,575	467
Series 2006-GG6 Class A2, 5.506% 4/10/38 (j)	7,078	6,900
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,811	1,709
Series 2007-GG10:
Class A1, 5.69% 8/10/45	259	254
Class A2, 5.778% 8/10/45	575	524
Class A4, 5.7992% 8/10/45 (j)	736	563
Series 2007-GG10 Class B, 5.9932% 8/10/45 (j)	1,509	210
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5144% 11/15/18 (e)(j)	1,010	535
Class C, 0.5544% 11/15/18 (e)(j)	717	366
Class D, 0.5744% 11/15/18 (e)(j)	207	93
Class E, 0.6244% 11/15/18 (e)(j)	210	90
Class F, 0.6744% 11/15/18 (e)(j)	315	132
Class G, 0.7044% 11/15/18 (e)(j)	273	109
Class H, 0.8444% 11/15/18 (e)(j)	210	73
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (j)	$ 3,590	$ 3,016
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	1,817	1,565
Series 2006-CB17 Class A4, 5.429% 12/12/43	628	501
Series 2006-LDP8 Class A4, 5.399% 5/15/45	769	605
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	573	487
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (j)	4,233	3,230
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (j)	3,389	3,115
Class A4, 6.0069% 6/15/49 (j)	1,791	1,400
Series 2007-LDP10 Class A1, 5.122% 1/15/49	129	129
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,322	2,496
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (j)	1,086	206
Series 2005-CB13 Class E, 5.35% 1/12/43 (e)(j)	611	104
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	308
Series 2007-CB19:
Class B, 5.7442% 2/12/49	103	24
Class C, 5.7462% 2/12/49	270	57
Class D, 5.7462% 2/12/49	284	57
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	231	49
Class CS, 5.466% 1/15/49 (j)	100	20
Class ES, 5.5455% 1/15/49 (e)(j)	624	87
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	498	488
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,354	1,367
Series 2007-C3:
Class F, 5.9388% 7/15/44 (j)	240	24
Class G, 5.9388% 7/15/44 (e)(j)	423	40
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	459	384
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,161	2,195
Series 2001-C2 Class A2, 6.653% 11/15/27	232	234
Series 2001-C3 Class A1, 6.058% 6/15/20	97	98
Series 2006-C1 Class A2, 5.084% 2/15/31	579	565
Series 2006-C3 Class A1, 5.478% 3/15/39	120	120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 185	$ 186
Class A2, 5.262% 9/15/39 (j)	2,106	2,015
Series 2006-C7:
Class A1, 5.279% 11/15/38	1,012	1,019
Class A2, 5.3% 11/15/38	1,328	1,206
Class A3, 5.347% 11/15/38	899	724
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	116	117
Class A4, 5.424% 2/15/40	156	115
Series 2007-C2:
Class A1, 5.226% 2/15/40	1,275	1,263
Class A3, 5.43% 2/15/40	582	411
Series 2000-C5 Class E, 7.29% 12/15/32	84	80
Series 2001-C3 Class B, 6.512% 6/15/36	2,333	2,320
Series 2001-C7 Class D, 6.514% 11/15/33	1,328	1,011
Series 2003-C3 Class XCP, 1.0324% 3/11/37 (e)(j)(l)	5,064	51
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	175	175
Series 2005-C3 Class XCP, 0.9277% 7/15/40 (j)(l)	4,771	78
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (j)(l)	7,479	151
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	2,655	372
Class D, 5.563% 2/15/40 (j)	483	58
Class E, 5.582% 2/15/40 (j)	241	27
Class XCP, 0.6696% 2/15/40 (j)(l)	2,945	49
Series 2007-C2 Class XCP, 0.715% 2/15/40 (j)(l)	13,897	247
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,508	1,114
Series 2007-C7:
Class A3, 5.866% 9/15/45	3,947	3,122
Class XCP, 0.3124% 9/15/45 (j)(l)	99,300	1,210
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	345	325
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	1,827	1,462
Class C, 4.13% 11/20/37 (e)	5,207	3,541
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (e)(j)	387	155
Class E, 0.6344% 9/15/21 (e)(j)	1,395	418
Class F, 0.6844% 9/15/21 (e)(j)	515	142
Class G, 0.7044% 9/15/21 (e)(j)	1,017	254
Class H, 0.7444% 9/15/21 (e)(j)	263	59
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	$ 2,142	$ 2,196
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	600	584
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (j)	1,982	1,928
Series 2005-LC1 Class F, 5.378% 1/12/44 (e)(j)	1,050	213
Series 2006-C1 Class A2, 5.6116% 5/12/39 (j)	1,702	1,646
Series 2007-C1 Class A4, 6.0224% 6/12/50 (j)	4,569	3,453
Series 2008-C1 Class A4, 5.69% 2/12/51	2,576	1,757
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (j)	562	412
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,284	1,136
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,037	893
Series 2007-5:
Class A1, 4.275% 12/12/11	98	96
Class A3, 5.364% 8/12/48	471	377
Class A4, 5.378% 8/12/48	48	33
Class B, 5.479% 2/12/17	3,621	730
Series 2007-6 Class A1, 5.175% 3/12/51	115	114
Series 2007-7 Class A4, 5.81% 6/12/50 (j)	4,225	2,987
Series 2007-8 Class A1, 4.622% 8/12/49	212	206
Series 2007-9 Class A4, 5.7% 9/12/49	315	226
Series 2006-2 Class A4, 5.9093% 6/12/46 (j)	733	631
Series 2006-4 Class XP, 0.6211% 12/12/49 (j)(l)	22,208	478
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,207	264
Series 2007-7 Class B, 5.75% 6/12/50	105	23
Series 2007-8 Class A3, 6.1556% 8/12/49 (j)	1,041	799
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (e)(j)	20	17
Class H, 0.735% 8/15/19 (e)(j)	96	67
Class J, 0.805% 8/15/19 (e)(j)	72	47
Series 2006-XLF:
Class C, 1.545% 7/15/19 (e)(j)	370	37
Class F, 0.665% 7/15/19 (e)(j)	1,162	848
Class G, 0.705% 7/15/19 (e)(j)	660	297
Series 2007-XCLA Class A1, 0.545% 7/17/17 (e)(j)	1,226	613
Series 2007-XLCA Class B, 0.8444% 7/17/17 (e)(j)	1,003	90
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (e)(j)	$ 693	$ 194
Class D, 0.535% 10/15/20 (e)(j)	300	75
Class E, 0.595% 10/15/20 (e)(j)	376	75
Class F, 0.645% 10/15/20 (e)(j)	225	41
Class G, 0.685% 10/15/20 (e)(j)	279	42
Class H, 0.775% 10/15/20 (e)(j)	176	18
Class J, 0.925% 10/15/20 (e)(j)	200	16
Class MHRO, 1.035% 10/15/20 (e)(j)	302	33
Class MJPM, 1.345% 10/15/20 (e)(j)	93	8
Class MSTR, 1.045% 10/15/20 (e)(j)	167	23
Class NHRO, 1.235% 10/15/20 (e)(j)	454	41
Class NSTR, 1.195% 10/15/20 (e)(j)	154	17
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (e)(j)(l)	4,274	69
Series 2004-HQ3 Class A2, 4.05% 1/13/41	348	353
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,792	1,657
Series 2006-HQ10 Class A1, 5.131% 11/12/41	417	415
Series 2006-T23 Class A1, 5.682% 8/12/41	1,145	1,146
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	190	188
Class A31, 5.439% 2/12/44 (j)	611	525
Series 2007-IQ13 Class A1, 5.05% 3/15/44	196	192
Series 2007-IQ14 Class A1, 5.38% 4/15/49	441	433
Series 2007-T25 Class A2, 5.507% 11/12/49	1,186	1,045
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (e)(j)(l)	8,736	113
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (e)(j)(l)	16,604	362
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (j)	1,872	1,743
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)	1,791	349
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (j)	2,003	1,815
Class A4, 5.7708% 10/15/42 (j)	362	306
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,207	214
Series 2006-T23 Class A3, 5.8075% 8/12/41 (j)	616	541
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	2,189	367
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (j)	282	275
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	1,811	1,313
Class B, 5.914% 4/15/49	297	46
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (e)(j)	$ 1,373	$ 110
Class D, 1.0444% 7/17/17 (e)(j)	646	45
Class E, 1.1444% 7/17/17 (e)(j)	525	31
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	49	50
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,167	2,198
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (e)	115	104
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (e)(j)	58	52
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	194	198
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)	1,026	1,045
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (e)(j)	575	287
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (e)(j)	867	260
Class F, 0.6844% 8/11/18 (e)(j)	846	195
Class G, 0.7044% 8/11/18 (e)(j)	801	160
Class J, 0.9444% 8/11/18 (e)(j)	178	18
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (e)(j)	83	17
Class AP2, 1.1444% 6/15/20 (e)(j)	138	14
Class F, 0.8244% 6/15/20 (e)(j)	1,893	379
Class LXR1, 1.0444% 6/15/20 (e)(j)	148	30
Class LXR2, 1.1444% 6/15/20 (e)(j)	1,290	129
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	410	406
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	2,413	2,378
Series 2003-C8 Class A3, 4.445% 11/15/35	5,256	5,064
Series 2006-C24 Class A2, 5.506% 3/15/45	991	990
Series 2006-C27 Class A2, 5.624% 7/15/45	1,078	1,018
Series 2006-C29 Class A3, 5.313% 11/15/48	3,206	2,742
Series 2007-C30:
Class A1, 5.031% 12/15/43	185	182
Class A3, 5.246% 12/15/43	1,036	947
Class A4, 5.305% 12/15/43	355	292
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
sequential payer:
Series 2007-C30:
Class A5, 5.342% 12/15/43	$ 1,291	$ 900
Series 2007-C31:
Class A1, 5.14% 4/15/47	106	104
Class A4, 5.509% 4/15/47	2,728	1,865
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (j)	1,448	1,319
Class A3, 5.929% 6/15/49 (j)	2,049	1,443
Series 2003-C6 Class G, 5.125% 8/15/35 (e)	573	269
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(j)	928	775
Class 180B, 5.3979% 10/15/41 (e)(j)	422	360
Series 2005-C19 Class B, 4.892% 5/15/44	1,207	447
Series 2005-C22:
Class B, 5.355% 12/15/44 (j)	2,676	937
Class F, 5.355% 12/15/44 (e)(j)	2,013	322
Series 2006-C25 Class AM, 5.9263% 5/15/43 (j)	632	334
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,207	127
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	3,621	398
Class D, 5.513% 12/15/43 (j)	1,931	183
Class XP, 0.4317% 12/15/43 (e)(j)(l)	14,844	234
Series 2007-C31 Class C, 5.6906% 4/15/47 (j)	332	40
Series 2007-C32:
Class D, 5.929% 6/15/49 (j)	907	100
Class E, 5.929% 6/15/49 (j)	1,430	143
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (j)	799	565
Series 2007-C33 Class B, 5.9024% 2/15/51 (j)	2,030	305
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $288,661)		292,587
Municipal Securities - 0.3%

California Gen. Oblig. 5.25% 4/1/14 (Cost $9,047)	9,000	9,226
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Chilean Republic 7.125% 1/11/12 (Cost $3,668)	$ 3,362	$ 3,695
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $238)	267	258
Bank Notes - 0.1%

National City Bank, Cleveland 1.3613% 3/1/13 (j) (Cost $4,061)	5,490	4,667
Fixed-Income Funds - 15.8%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	1,101,483	83,063
Fidelity Corporate Bond 1-10 Year Central Fund (k)	4,074,920	386,262
Fidelity Corporate Bond 1-5 Year Central Fund (k)	326,778	31,916
Fidelity Specialized High Income Central Fund (k)	1,090,283	92,260
TOTAL FIXED-INCOME FUNDS (Cost $659,314)		593,501
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (j)	$ 1,162	660
MUFG Capital Finance 1 Ltd. 6.346% (j)	4,544	4,046
		4,706
TOTAL PREFERRED SECURITIES (Cost $3,444)		4,706
Cash Equivalents - 6.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) #	113,867	$ 113,865
0.18%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) # (a)	117,733	117,731
TOTAL CASH EQUIVALENTS (Cost $231,596)		231,596
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $3,964,572)		3,958,386
NET OTHER ASSETS - (5.4)%		(203,380)
NET ASSETS - 100%		$ 3,755,006
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	$ 684	(525)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	1,282	(1,206)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	610	(574)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)

	Sept. 2037	$ 800	$ (784)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (h)	August 2034	487	(360)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (h)	Oct. 2034	620	(351)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	184	(136)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (h)	March 2034	85	(11)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(4)
TOTAL CREDIT DEFAULT SWAPS		4,756	(3,951)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 35,000	$ 1,210
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	197,820	8,831
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	69,309	4,912
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2011	30,000	2,953
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2012	75,000	7,041
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2011	40,000	3,367
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2011	150,000	14,676
TOTAL INTEREST RATE SWAPS		597,129	42,990
		$ 601,885	$ 39,039
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $312,438,000 or 8.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,055,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$113,865,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 5,022
Bank of America, NA	9,668
Barclays Capital, Inc.	16,114
Credit Suisse Securities (USA) LLC	796
Deutsche Bank Securities, Inc.	17,809
HSBC Securities (USA), Inc.	16,114
ING Financial Markets LLC	5,371
J.P. Morgan Securities, Inc.	37,599
Mizuho Securities USA, Inc.	2,686
Societe Generale, New York Branch	2,686
$ 113,865
$117,731,000 due 6/01/09 at 0.18%
J.P. Morgan Securities, Inc.	$ 117,731
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,960
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,163
Fidelity Corporate Bond 1-10 Year Central Fund	65,979
Fidelity Corporate Bond 1-5 Year Central Fund	2,413
Fidelity Specialized High Income Central Fund	7,684
Fidelity Ultra-Short Central Fund	3,334
Total	$ 105,533
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 332,311	$ 4,855	$ 222,171	$ 83,063	14.1%
Fidelity Commercial Mortgage-Backed Securities Central Fund	663,536	16,857	556,718*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	2,208,849	59,544	1,753,633*	386,262	14.6%
Fidelity Corporate Bond 1-5 Year Central Fund	96,179	1,894	62,096	31,916	9.2%
Fidelity Specialized High Income Central Fund	149,427	7,695	48,619	92,260	21.5%
Fidelity Ultra-Short Central Fund	429,103	-	361,164*	-	0.0%
Total	$ 3,879,405	$ 90,845	$ 3,004,401	$ 593,501
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,958,386	$ 593,501	$ 3,322,899	$ 41,986
Other Financial Instruments*	$ 39,039	$ -	$ 42,267	$ (3,228)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 967	$ (19,465)
Total Realized Gain (Loss)	(4,256)	-*
Total Unrealized Gain (Loss)	(2,472)	16,971
Cost of Purchases	56,644	-
Proceeds of Sales	(21,186)	-
Amortization/Accretion	(5,414)	-
Transfer in/out of Level 3	17,703	(734)
Ending Balance	$ 41,986	$ (3,228)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(18,781,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $4,164,331,000. Net unrealized depreciation aggregated $205,945,000, of which $57,557,000 related to appreciated investment securities and $263,502,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $4,756,000 representing 0.13% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/ performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Investment Grade Bond

May 31, 2009

1.804978.105

IGB-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	$ 8,260	$ 8,481
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,620	1,197
Media - 2.1%
AOL Time Warner, Inc. 6.75% 4/15/11	13,204	13,830
Comcast Corp.:
4.95% 6/15/16	9,366	8,955
5.9% 3/15/16	5,487	5,542
COX Communications, Inc.:
6.25% 6/1/18 (c)	1,496	1,439
6.45% 12/1/36 (c)	8,387	7,171
6.95% 6/1/38 (c)	4,154	3,694
Liberty Media Corp.:
5.7% 5/15/13	5,015	4,275
8.25% 2/1/30	11,272	7,552
News America Holdings, Inc. 7.75% 12/1/45	3,549	2,805
News America, Inc.:
6.15% 3/1/37	3,755	2,977
6.2% 12/15/34	2,696	2,200
6.9% 3/1/19 (c)	16,854	17,024
Time Warner Cable, Inc.:
5.85% 5/1/17	21,110	20,850
6.75% 7/1/18	9,000	9,297
Viacom, Inc.:
6.125% 10/5/17	5,422	5,039
6.75% 10/5/37	5,000	4,167
		116,817
Specialty Retail - 0.2%
Staples, Inc. 9.75% 1/15/14	12,101	13,343
TOTAL CONSUMER DISCRETIONARY		139,838
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (c)	5,675	5,694
6.875% 11/15/19 (c)	5,600	5,664
8.2% 1/15/39 (c)	6,431	6,858
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 1,782	$ 1,839
FBG Finance Ltd. 5.125% 6/15/15 (c)	6,502	5,744
		25,799
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	8,461	5,753
Food Products - 0.3%
Kraft Foods, Inc.:
4.125% 11/12/09	3,752	3,796
6% 2/11/13	5,827	6,197
6.25% 6/1/12	3,588	3,892
6.875% 2/1/38	5,328	5,391
		19,276
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	6,587	7,287
9.7% 11/10/18	6,979	7,943
Philip Morris International, Inc. 6.375% 5/16/38	7,534	7,578
Reynolds American, Inc.:
6.75% 6/15/17	8,918	8,407
7.25% 6/15/37	13,136	10,434
		41,649
TOTAL CONSUMER STAPLES		92,477
ENERGY - 4.2%
Energy Equipment & Services - 0.7%
BJ Services Co. 6% 6/1/18	8,410	7,560
DCP Midstream LLC:
6.75% 9/15/37 (c)	4,304	3,013
9.75% 3/15/19 (c)	4,917	5,131
Halliburton Co. 6.15% 9/15/19	10,502	11,074
Transocean Ltd.:
6% 3/15/18	2,950	2,956
6.8% 3/15/38	2,395	2,428
Weatherford International Ltd.:
6% 3/15/18	3,333	2,962
9.625% 3/1/19	4,130	4,661
		39,785
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Finance Co. 6.75% 5/1/11	$ 4,328	$ 4,513
Anadarko Petroleum Corp.:
5.95% 9/15/16	17,384	16,627
6.45% 9/15/36	5,832	4,856
Canadian Natural Resources Ltd.:
5.7% 5/15/17	4,230	4,074
5.9% 2/1/18	1,670	1,639
Chevron Corp. 3.95% 3/3/14	14,745	15,097
ConocoPhillips:
4.4% 5/15/13	29,500	30,374
5.75% 2/1/19	12,019	12,359
6.5% 2/1/39	4,656	4,812
Duke Energy Field Services 7.875% 8/16/10	4,472	4,573
EnCana Corp. 4.75% 10/15/13	1,339	1,334
Nakilat, Inc. 6.067% 12/31/33 (c)	7,325	5,521
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	3,531	2,613
Nexen, Inc.:
5.05% 11/20/13	2,950	2,872
5.875% 3/10/35	6,230	4,945
6.4% 5/15/37	4,561	3,897
Pemex Project Funding Master Trust 1.8644% 12/3/12 (c)(h)	7,003	6,600
Petro-Canada:
6.05% 5/15/18	2,460	2,299
6.8% 5/15/38	6,080	5,538
Petroleos Mexicanos 8% 5/3/19 (c)	452	494
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	7,272
6.5% 6/15/38	1,513	1,282
6.85% 6/1/39	6,652	5,978
Talisman Energy, Inc. yankee 6.25% 2/1/38	6,626	5,500
TEPPCO Partners LP:
6.65% 4/15/18	6,856	6,308
7.55% 4/15/38	5,906	5,066
Texas Eastern Transmission LP 6% 9/15/17 (c)	13,001	13,025
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,348
Valero Energy Corp. 6.625% 6/15/37	3,387	2,780
XTO Energy, Inc.:
5.9% 8/1/12	3,748	3,919
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
6.25% 8/1/17	$ 5,897	$ 6,098
6.75% 8/1/37	3,106	3,082
		197,695
TOTAL ENERGY		237,480
FINANCIALS - 12.8%
Capital Markets - 2.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12	12,738	13,774
BlackRock, Inc. 6.25% 9/15/17	7,576	7,416
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	2,950
5.95% 1/18/18	6,036	5,756
6% 5/1/14	9,400	9,557
6.15% 4/1/18	5,599	5,405
6.75% 10/1/37	6,200	5,198
7.5% 2/15/19	8,466	8,908
Janus Capital Group, Inc. 6.125% 9/15/11 (b)	968	866
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	1,838
JPMorgan Chase Capital XX 6.55% 9/29/36	57,053	44,944
Lazard Group LLC:
6.85% 6/15/17	3,068	2,654
7.125% 5/15/15	9,694	8,459
Merrill Lynch & Co., Inc. 6.875% 4/25/18	14,040	13,030
Morgan Stanley:
1.4494% 1/9/14 (h)	23,857	19,746
6% 5/13/14	5,820	5,849
7.3% 5/13/19	8,522	8,729
Northern Trust Corp. 4.625% 5/1/14	1,322	1,334
State Street Corp. 4.3% 5/30/14	1,120	1,117
		167,530
Commercial Banks - 1.9%
Bank of America NA 6% 10/15/36	4,808	3,640
Bank One Corp. 5.25% 1/30/13	8,127	8,153
Barclays Bank PLC 6.75% 5/22/19	7,265	7,203
BB&T Capital Trust IV 6.82% 6/12/77 (h)	720	498
Credit Suisse (Guernsey) Ltd. 5.86%	7,977	5,317
Credit Suisse First Boston 6% 2/15/18	10,531	9,787
Credit Suisse First Boston New York Branch 5% 5/15/13	5,741	5,713
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch 5.5% 5/1/14	$ 7,054	$ 7,125
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (c)(h)	923	780
Export-Import Bank of Korea 5.25% 2/10/14 (c)	4,263	4,129
Fifth Third Bancorp:
4.5% 6/1/18	2,092	1,361
8.25% 3/1/38	1,713	1,315
HBOS PLC 6.75% 5/21/18 (c)	3,829	2,715
HSBC Holdings PLC:
1.3659% 10/6/16 (h)	907	718
6.5% 5/2/36	6,767	6,185
6.5% 9/15/37	2,956	2,681
KeyCorp Capital Trust VII 5.7% 6/15/35	9,729	7,022
Korea Development Bank 5.75% 9/10/13	4,034	3,992
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (c)(h)	572	438
Regions Bank 6.45% 6/26/37	1,888	1,087
Santander Issuances SA Unipersonal 1.6475% 6/20/16 (c)(h)	2,768	1,813
Sovereign Bank 2.7375% 8/1/13 (h)	1,297	974
Standard Chartered Bank 6.4% 9/26/17 (c)	13,971	11,898
Wachovia Bank NA 5.85% 2/1/37	11,216	8,326
Wachovia Corp. 4.875% 2/15/14	1,057	1,005
Wells Fargo Bank NA 5.95% 8/26/36	6,755	5,464
		109,339
Consumer Finance - 0.9%
American Express Co. 7.25% 5/20/14	7,265	7,417
General Electric Capital Corp. 5.9% 5/13/14	7,760	7,819
SLM Corp.:
1.2519% 7/26/10 (h)	38,055	33,490
1.3219% 10/25/11 (h)	2,316	1,672
1.3919% 1/27/14 (h)	1,322	801
1.52% 3/15/11 (h)	667	523
4.5% 7/26/10	1,372	1,266
5% 10/1/13	490	353
		53,341
Diversified Financial Services - 1.4%
Bank of America Corp. 5.75% 12/1/17	9,673	8,640
BTM Curacao Holding NV 1.6194% 12/19/16 (c)(h)	1,499	1,160
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
5.3% 10/17/12	$ 5,103	$ 4,893
5.5% 4/11/13	19,084	18,303
6.125% 5/15/18	11,840	10,563
CME Group, Inc. 5.75% 2/15/14	2,967	3,129
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	6,002	6,343
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	1,945	2,013
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	7,691	4,965
5.5% 1/15/14 (c)	5,204	3,521
TECO Finance, Inc. 7% 5/1/12	6,735	6,765
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	4,425	2,921
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(h)	8,071	5,327
		78,543
Insurance - 1.9%
Allstate Corp.:
6.2% 5/16/14	7,535	7,811
7.45% 5/16/19	5,694	5,948
Assurant, Inc. 5.625% 2/15/14	5,039	4,295
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	6,816
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	13,028	9,859
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	9,346	6,743
10.75% 6/15/88 (c)(h)	5,039	3,124
Lincoln National Corp. 7% 5/17/66 (h)	1,398	811
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	7,055	7,420
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (c)(h)	10,834	9,642
MetLife, Inc. 6.75% 6/1/16	5,620	5,719
Metropolitan Life Global Funding I:
5.125% 11/9/11 (c)	4,449	4,551
5.125% 4/10/13 (c)	7,041	6,951
Monumental Global Funding II 5.65% 7/14/11 (c)	4,316	4,170
New York Life Global Funding 4.65% 5/9/13 (c)	5,732	5,655
Pacific Life Global Funding 5.15% 4/15/13 (c)	5,929	5,586
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	11,077	6,290
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (c)	$ 6,139	$ 4,615
The Chubb Corp. 6.5% 5/15/38	2,676	2,672
		108,678
Real Estate Investment Trusts - 2.7%
AMB Property LP:
5.9% 8/15/13	5,685	5,083
6.3% 6/1/13	5,773	5,147
AvalonBay Communities, Inc.:
5.375% 4/15/14	1,839	1,726
5.5% 1/15/12	1,650	1,634
Brandywine Operating Partnership LP:
5.625% 12/15/10	11,741	10,708
5.75% 4/1/12	3,961	3,278
Camden Property Trust 5.875% 11/30/12	3,797	3,622
Colonial Properties Trust:
4.8% 4/1/11	451	422
5.5% 10/1/15	7,511	5,714
6.875% 8/15/12	2,950	2,543
Colonial Realty LP 6.05% 9/1/16	5,558	4,241
Developers Diversified Realty Corp.:
4.625% 8/1/10	575	510
5% 5/3/10	4,036	3,631
5.25% 4/15/11	4,835	3,970
5.375% 10/15/12	3,236	2,258
Duke Realty LP:
5.4% 8/15/14	6,313	4,959
5.5% 3/1/16	6,313	4,706
5.625% 8/15/11	2,867	2,684
5.875% 8/15/12	711	636
5.95% 2/15/17	1,643	1,205
6.25% 5/15/13	3,056	2,635
6.5% 1/15/18	5,192	3,848
Equity One, Inc.:
6% 9/15/17	4,047	3,001
6.25% 1/15/17	2,676	2,051
Federal Realty Investment Trust:
5.4% 12/1/13	2,879	2,512
6% 7/15/12	1,979	1,792
6.2% 1/15/17	1,522	1,238
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 1,726	$ 1,371
6.65% 1/15/18	3,835	3,064
Liberty Property LP:
5.5% 12/15/16	3,932	3,035
6.375% 8/15/12	2,724	2,524
6.625% 10/1/17	3,918	3,133
Mack-Cali Realty LP:
5.05% 4/15/10	5,396	5,240
7.75% 2/15/11	637	618
Reckson Operating Partnership LP:
5.15% 1/15/11	1,646	1,511
6% 3/31/16	1,534	1,094
Simon Property Group LP:
4.6% 6/15/10	4,956	4,923
5.1% 6/15/15	9,239	8,279
5.375% 6/1/11	2,103	2,077
5.45% 3/15/13	5,145	4,966
5.75% 5/1/12	2,369	2,308
7.75% 1/20/11	1,327	1,364
Tanger Properties LP 6.15% 11/15/15	10,207	8,301
UDR, Inc. 5.5% 4/1/14	6,325	5,732
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,151	1,901
Washington (REIT) 5.95% 6/15/11	6,289	5,940
		153,135
Real Estate Management & Development - 0.6%
ERP Operating LP:
5.375% 8/1/16	1,769	1,578
5.5% 10/1/12	7,317	7,165
5.75% 6/15/17	9,030	8,048
6.625% 3/15/12	1,392	1,409
Post Apartment Homes LP 6.3% 6/1/13	6,814	6,128
Regency Centers LP 6.75% 1/15/12	7,337	6,942
		31,270
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
7.375% 5/15/14	19,240	20,248
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.625% 6/1/19	$ 4,600	$ 4,653
Independence Community Bank Corp. 3.3475% 6/20/13 (h)	1,646	1,369
		26,270
TOTAL FINANCIALS		728,106
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Eli Lilly & Co. 4.2% 3/6/14	7,046	7,239
INDUSTRIALS - 1.2%
Airlines - 1.1%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	7,983	7,883
7.858% 4/1/13	15,375	14,068
Continental Airlines, Inc. 6.545% 8/2/20	2,349	2,114
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	8,035	6,428
7.57% 11/18/10	12,844	12,266
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	4,068	3,010
8.36% 7/20/20	12,561	10,049
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	4,875	3,607
6.071% 9/1/14	92	91
6.602% 9/1/13	165	161
7.032% 4/1/12	756	737
7.186% 10/1/12	1,878	1,831
7.811% 4/1/11	2,897	3,128
		65,373
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (h)	2,119	2,028
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	429
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	3,739	2,879
TOTAL INDUSTRIALS		70,709
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	$ 7,143	$ 7,186
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	5,272
6.55% 10/1/17	5,174	4,589
7.125% 10/1/37	2,599	1,863
		11,724
Office Electronics - 0.1%
Xerox Corp. 8.25% 5/15/14	2,247	2,281
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	5,797	5,597
6.375% 8/3/15	6,283	4,699
National Semiconductor Corp.:
1.57% 6/15/10 (h)	2,459	2,194
6.15% 6/15/12	4,283	4,112
		16,602
TOTAL INFORMATION TECHNOLOGY		37,793
MATERIALS - 1.7%
Chemicals - 0.8%
Agrium, Inc. 7.125% 5/23/36	5,295	4,489
Dow Chemical Co.:
7.6% 5/15/14	20,383	20,632
8.55% 5/15/19	8,100	8,099
9.4% 5/15/39	8,297	8,481
		41,701
Metals & Mining - 0.9%
Anglo American Capital PLC 9.375% 4/8/19 (c)	5,678	6,036
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	4,311	4,601
6.5% 4/1/19	4,311	4,695
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	2,041	2,192
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,004
6.5% 7/15/18	11,920	11,737
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 10,526	$ 9,468
8.95% 5/1/14	6,462	6,945
		52,678
TOTAL MATERIALS		94,379
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 6.8% 5/15/36	10,394	10,353
BellSouth Capital Funding Corp. 7.875% 2/15/30	7,524	7,918
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,127	4,230
5.875% 8/20/13	6,186	6,490
6.75% 8/20/18	3,463	3,691
Sprint Capital Corp.:
6.875% 11/15/28	5,823	4,076
7.625% 1/30/11	4,304	4,250
Telecom Italia Capital SA:
4.95% 9/30/14	6,637	6,300
5.25% 10/1/15	3,019	2,764
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,689
6.221% 7/3/17	6,626	6,949
Verizon Communications, Inc.:
5.25% 4/15/13	4,363	4,592
6.1% 4/15/18	5,800	6,034
6.35% 4/1/19	25,295	26,581
		95,917
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. 6% 12/1/16	12,603	10,240
Verizon Wireless Capital LLC 3.75% 5/20/11 (c)	9,476	9,668
Vodafone Group PLC 5.625% 2/27/17	1,742	1,798
		21,706
TOTAL TELECOMMUNICATION SERVICES		117,623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 3.5%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	$ 6,291	$ 6,304
Baltimore Gas & Electric Co. 6.125% 7/1/13	4,726	4,827
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	6,866
Commonwealth Edison Co. 5.4% 12/15/11	10,787	11,165
Duke Energy Carolinas LLC 6% 1/15/38	5,746	5,839
EDP Finance BV 6% 2/2/18 (c)	14,961	14,794
Exelon Corp. 4.9% 6/15/15	18,546	16,641
Florida Power Corp. 5.65% 6/15/18	3,342	3,519
Nevada Power Co. 6.5% 5/15/18	9,605	9,466
Oncor Electric Delivery Co. 6.375% 5/1/12	10,048	10,328
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	5,835
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	9,216	6,359
		101,943
Gas Utilities - 0.2%
EQT Corp. 8.125% 6/1/19	4,709	4,858
Southern Natural Gas Co. 5.9% 4/1/17 (c)	3,626	3,374
		8,232
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	7,906	7,717
Exelon Generation Co. LLC 5.35% 1/15/14	14,041	13,498
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,059
6.5% 5/1/18	6,705	6,456
		30,730
Multi-Utilities - 1.0%
CMS Energy Corp. 6.55% 7/17/17	7,753	6,679
Dominion Resources, Inc. 7.5% 6/30/66 (h)	7,145	4,948
National Grid PLC 6.3% 8/1/16	15,626	15,788
NiSource Finance Corp.:
1.2313% 11/23/09 (h)	5,826	5,739
5.4% 7/15/14	1,746	1,549
5.45% 9/15/20	6,378	5,034
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 12,496	$ 10,913
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	11,838	8,523
		59,173
TOTAL UTILITIES		200,078
TOTAL NONCONVERTIBLE BONDS (Cost $1,863,966)		1,725,722
U.S. Government and Government Agency Obligations - 19.0%

U.S. Government Agency Obligations - 6.6%
Fannie Mae:
1.375% 4/28/11	68,024	68,423
2.5% 5/15/14	43,474	42,905
2.75% 3/13/14	61,672	61,876
3.625% 2/12/13	28,060	29,593
5% 2/13/17	17,700	19,196
5.375% 6/12/17	14,750	16,425
Freddie Mac:
1.625% 4/26/11	52,500	53,051
2.125% 3/23/12	29,913	30,287
2.5% 4/23/14	23,130	22,872
4.125% 12/21/12	26,585	28,417
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		373,045
U.S. Treasury Inflation Protected Obligations - 7.5%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	116,243	115,990
2% 4/15/12	6,064	6,280
2% 1/15/14 (e)	23,828	24,554
2.125% 1/15/19	49,533	51,645
2.375% 1/15/17 (e)	182,111	191,671
2.375% 1/15/27 (e)	2,268	2,301
2.625% 7/15/17	30,707	33,041
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		425,482
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 4.9%
U.S. Treasury Notes:
2.75% 10/31/13	$ 176,418	$ 181,269
4% 8/15/18	95,791	100,004
TOTAL U.S. TREASURY OBLIGATIONS		281,273
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,070,569)		1,079,800
U.S. Government Agency - Mortgage Securities - 16.2%

Fannie Mae - 12.4%
3.999% 9/1/33 (h)	3,812	3,872
4% 6/16/24 (d)	17,000	17,134
4% 6/16/24 (d)	33,000	33,259
4.06% 8/1/35 (h)	2,270	2,328
4.5% 4/1/23	138	142
4.619% 9/1/35 (h)	6,336	6,548
5% 4/1/18 to 6/1/38	195,768	201,268
5.16% 4/1/36 (h)	11,324	11,696
5.5% 12/1/30 to 12/1/38	389,549	404,073
5.593% 7/1/37 (h)	1,464	1,524
5.819% 7/1/46 (h)	17,451	18,252
6% 3/1/16 to 7/1/22	764	808
6.01% 4/1/36 (h)	1,129	1,178
6.131% 4/1/36 (h)	2,696	2,814
6.248% 6/1/36 (h)	451	465
6.326% 4/1/36 (h)	1,190	1,243
TOTAL FANNIE MAE		706,604
Freddie Mac - 0.8%
4.098% 8/1/35 (h)	10,248	10,489
4.483% 10/1/34 (h)	5,360	5,513
4.542% 4/1/35 (h)	14,426	14,922
4.738% 7/1/35 (h)	4,192	4,319
4.749% 1/1/36 (h)	3,370	3,478
5.692% 10/1/35 (h)	785	825
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.921% 6/1/36 (h)	$ 2,535	$ 2,641
6.115% 6/1/36 (h)	1,245	1,302
TOTAL FREDDIE MAC		43,489
Government National Mortgage Association - 3.0%
5.5% 12/20/28 to 12/20/38	163,434	169,956
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $889,579)		920,049
Asset-Backed Securities - 2.5%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6588% 1/25/35 (h)	80	29
Series 2005-1 Class M1, 0.7788% 4/25/35 (h)	1,444	706
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (h)	661	2
Class M8, 1.1588% 7/25/36 (h)	327	1
Class M9, 2.0088% 7/25/36 (h)	5	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (h)	92	60
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (h)	195	173
Series 2004-OP1 Class M1, 0.8288% 4/25/34 (h)	493	252
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (h)	208	175
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (h)	27	26
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (h)	287	5
Class M4, 0.7088% 5/25/36 (h)	243	4
Class M5, 0.7488% 5/25/36 (h)	58	1
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (h)	135	4
Class M5, 0.6988% 4/25/36 (h)	128	3
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3463% 9/20/13 (h)	3,885	3,409
Series 2006-C1 Class C1, 0.7963% 10/20/14 (h)	373	19
Series 2007-A4 Class A4, 0.3463% 4/22/13 (h)	3,460	3,036
Series 2007-D1 Class D, 1.7163% 1/22/13 (c)(h)	6,136	123
Airspeed Ltd. Series 2007-1A Class C1, 2.8444% 6/15/32 (c)(h)	6,501	2,080
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (c)(h)	646	643
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (c)(h)	$ 197	$ 194
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	154	154
Series 2005-DA Class A4, 5.02% 11/6/12	197	197
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/30/14	812	244
Class E, 6.96% 3/31/16 (c)	3,214	804
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (h)	43	42
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (h)	113	73
Series 2004-R10 Class M1, 1.0088% 11/25/34 (h)	538	275
Series 2004-R11 Class M1, 0.9688% 11/25/34 (h)	463	182
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (h)	189	146
Class M3, 0.8588% 4/25/34 (h)	130	43
Series 2005-R1 Class M1, 0.7588% 3/25/35 (h)	748	394
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (h)	636	460
Series 2005-R2 Class M1, 0.7588% 4/25/35 (h)	1,638	888
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (h)	131	66
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (h)	38	8
Series 2004-W5 Class M1, 0.9088% 4/25/34 (h)	539	278
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (h)	472	174
Class M2, 0.9088% 5/25/34 (h)	412	232
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (h)	1,231	336
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (h)	1,033	19
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (h)	1,137	606
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (h)	184	85
Series 2004-HE2 Class M1, 0.8588% 4/25/34 (h)	2,117	1,032
Series 2004-HE3 Class M1, 0.8488% 6/25/34 (h)	188	79
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (h)	331	137
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (h)	230	4
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(c)(h)	4,072	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.4244% 3/15/12 (h)	$ 2,723	$ 2,676
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9463% 5/28/44 (h)	249	151
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9913% 2/28/44 (h)	486	297
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7588% 9/25/35 (h)	80	52
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (h)	768	371
Series 2005-HE2 Class M1, 0.8088% 2/25/35 (h)	1,211	464
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (h)	366	286
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (h)	1,821	1,688
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (h)	502	441
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.7194% 6/15/10 (h)	148	148
Series 2006-1 Class D, 7.16% 1/15/13 (c)	2,475	2,352
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3544% 7/15/11 (h)	174	172
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6344% 4/15/13 (c)(h)	2,306	2,104
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (c)(h)	363	73
Class B, 1.0663% 7/20/39 (c)(h)	355	43
Class C, 1.4163% 7/20/39 (c)(h)	456	36
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	450
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (h)	905	38
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (h)	572	11
Series 2006-NC3 Class M10, 2.3088% 8/25/36 (c)(h)	855	16
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (h)	251	7
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (h)	1,429	307
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (c)(h)	196	143
Chase Issuance Trust Series 2004-3 Class C, 0.8144% 6/15/12 (h)	421	405
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	256	141
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (c)(h)	284	202
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (h)	600	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust: - continued
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (h)	$ 607	$ 19
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (c)(h)	1,038	1,018
Class B, 0.6244% 7/15/12 (c)(h)	1,038	1,012
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (h)	335	278
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (h)	37	19
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (h)	134	68
Class M1, 0.8088% 6/25/34 (h)	524	324
Class M4, 1.2788% 4/25/34 (h)	127	63
Series 2004-4:
Class A, 0.6788% 8/25/34 (h)	30	14
Class M2, 0.8388% 6/25/34 (h)	467	318
Series 2005-1:
Class M1, 0.7288% 8/25/35 (h)	406	264
Class MV2, 0.7488% 7/25/35 (h)	1,121	761
Series 2005-3 Class MV1, 0.7288% 8/25/35 (h)	1,815	1,558
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (h)	338	303
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (c)	731	688
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	3,272	2,142
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (h)	2,306	2,276
Series 2007-1 Class B, 0.4444% 8/15/12 (h)	2,306	2,051
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (c)	1,682	1,609
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 1.012% 5/28/35 (h)	31	17
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (h)	231	45
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (h)	3,571	821
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (h)	18	8
Series 2005-FF9 Class A3, 0.5888% 10/25/35 (h)	4,605	3,540
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (h)	257	243
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	53	53
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	$ 3,428	$ 2,055
Series 2006-C:
Class B, 5.3% 6/15/12	191	153
Class D, 6.89% 5/15/13 (c)	2,428	1,319
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,378	843
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (h)	1,606	1,204
Series 2006-4 Class B, 0.8944% 6/15/13 (h)	613	337
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (h)	57	18
Class M2, 1.0588% 2/25/34 (h)	98	65
Series 2004-A Class M1, 1.1338% 1/25/34 (h)	921	528
Series 2005-A:
Class M1, 0.7388% 1/25/35 (h)	60	57
Class M2, 0.7688% 1/25/35 (h)	1,392	746
Class M3, 0.7988% 1/25/35 (h)	752	159
Class M4, 0.9888% 1/25/35 (h)	289	122
Series 2006-A:
Class M4, 0.7088% 5/25/36 (h)	717	8
Class M5, 0.8088% 5/25/36 (h)	145	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (c)(h)	1,869	1,369
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	2,016	1,754
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (c)(h)	280	173
Series 2006-2A:
Class A, 0.5244% 11/15/34 (c)(h)	985	502
Class B, 0.6244% 11/15/34 (c)(h)	357	82
Class C, 0.7244% 11/15/34 (c)(h)	591	89
Class D, 1.0944% 11/15/34 (c)(h)	225	25
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (h)	705	656
Class C, 0.5844% 9/17/12 (h)	549	494
Series 2007-1 Class C, 0.6144% 3/15/13 (h)	3,765	3,200
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (h)	450	342
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	1,935	774
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (h)	456	207
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (h)	$ 896	$ 549
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(h)	634	55
Class M1, 0.9588% 6/25/34 (h)	1,740	593
Series 2004-FM1 Class M1, 1.2838% 11/25/33 (h)	315	172
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (h)	797	407
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (h)	721	27
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (h)	13	5
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (h)	161	155
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (h)	342	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (c)(h)	523	131
Series 2006-3:
Class B, 0.7088% 9/25/46 (c)(h)	519	78
Class C, 0.8588% 9/25/46 (c)(h)	1,211	121
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1888% 2/25/33 (h)	0*	0*
Series 2003-3 Class M1, 1.5988% 8/25/33 (h)	755	363
Series 2003-4 Class M1, 1.5088% 10/25/33 (h)	235	136
Series 2003-5:
Class A2, 1.0088% 12/25/33 (h)	26	7
Class M1, 1.3588% 12/25/33 (h)	259	142
Series 2003-7 Class A2, 1.0688% 3/25/34 (h)	1	0*
Series 2003-8 Class M1, 1.3888% 4/25/34 (h)	413	199
Series 2004-3 Class M2, 2.0088% 8/25/34 (h)	251	143
Series 2004-7 Class A3, 0.6988% 1/25/35 (h)	0*	0*
Series 2005-1 Class M1, 0.7388% 5/25/35 (h)	820	741
Series 2005-3 Class M1, 0.7188% 8/25/35 (h)	591	544
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (h)	260	239
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (h)	2,556	1,774
Series 2006-7 Class M4, 0.6888% 1/25/37 (h)	396	2
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (h)	221	135
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (h)	1,784	1,696
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (h)	608	367
Class M2, 0.8063% 1/20/35 (h)	456	266
Series 2005-3 Class A1, 0.5763% 1/20/35 (h)	314	169
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSBC Home Equity Loan Trust: - continued
Series 2006-2:
Class M1, 0.5863% 3/20/36 (h)	$ 484	$ 272
Class M2, 0.6063% 3/20/36 (h)	801	390
Series 2006-3 Class A1V, 0.3963% 3/20/36 (h)	360	349
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (h)	982	242
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (h)	986	393
Class MV1, 0.5388% 11/25/36 (h)	800	74
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (h)	843	657
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (h)	445	438
Class 2C, 2.3775% 3/27/42 (h)	782	125
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (c)(h)	364	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,268	1,183
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (h)	1,632	812
Series 2004-2:
Class M1, 0.8388% 6/25/34 (h)	493	240
Class M2, 1.3888% 6/25/34 (h)	310	229
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (h)	399	214
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (h)	30	30
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	20	11
Class C, 5.691% 10/20/28 (c)	9	5
Class D, 6.01% 10/20/28 (c)	108	48
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (h)	356	10
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (h)	622	21
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (h)	433	300
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (h)	120	66
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (h)	1,905	1,460
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (h)	1,346	625
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (h)	32	20
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (h)	403	218
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (h)	313	170
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (h)	45	7
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (h)	$ 817	$ 414
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (h)	387	203
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (h)	350	115
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (h)	317	118
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (h)	405	213
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (h)	277	265
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (h)	270	2
Class M6, 0.7588% 6/25/36 (h)	97	0*
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (h)	77	60
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (h)	74	47
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (h)	42	32
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (h)	81	67
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (h)	500	271
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (c)(h)	426	245
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (h)	27	5
Class M1, 1.3888% 8/25/32 (h)	48	24
Series 2003-NC1 Class M1, 1.8838% 11/25/32 (h)	312	182
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (h)	646	481
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	3,078	582
Series 2006-3 Class A1, 0.3388% 9/25/19 (h)	758	727
Series 2006-4:
Class A1, 0.3388% 3/25/25 (h)	709	662
Class D, 1.4088% 5/25/32 (h)	590	14
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3888% 1/25/34 (h)	911	515
Series 2005-4 Class M2, 0.8188% 9/25/35 (h)	1,132	317
Series 2005-D Class M2, 0.7788% 2/25/36 (h)	236	14
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	233	137
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (h)	513	474
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (c)(h)	449	175
Series 2006-1A Class A, 1.7163% 3/20/11 (c)(h)	933	345
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9588% 11/25/34 (h)	272	174
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (h)	127	117
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (h)	173	159
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (h)	$ 221	$ 131
Class M3, 1.5588% 9/25/34 (h)	422	85
Class M4, 1.7588% 9/25/34 (h)	542	54
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (h)	318	44
Series 2004-WHQ2 Class M1, 0.8988% 2/25/35 (h)	923	660
Series 2004-WWF1 Class M3, 1.0488% 2/25/35 (h)	158	64
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (h)	612	329
Class M3, 0.8688% 1/25/35 (h)	379	150
Class M4, 1.1388% 1/25/35 (h)	1,171	200
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (h)	1,440	41
Class M9, 2.1888% 5/25/35 (h)	469	7
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.3788% 9/25/36 (h)	163	161
Class M4, 0.6688% 9/25/36 (h)	1,353	4
Class M5, 0.6988% 9/25/36 (h)	177	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (c)(h)	1,702	1,517
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (h)	407	10
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (h)	251	229
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (h)	4	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (h)	1,498	720
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (c)(h)	788	552
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (h)	1,009	454
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (h)	160	107
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (h)	69	11
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (h)	109	49
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (c)(h)	1,038	306
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (h)	2,672	1,970
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (h)	$ 7,179	$ 7,028
Class B, 0.6244% 9/15/11 (h)	3,929	2,986
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (h)	776	732
Class B, 0.6444% 1/15/12 (h)	675	513
Class C, 0.9444% 1/15/12 (h)	1,072	515
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.4444% 6/15/12 (h)	2,279	2,063
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (h)	23	6
Series 2003-6HE Class A1, 0.7788% 11/25/33 (h)	29	9
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (c)(h)	1,067	24
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	631	591
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (h)	2,716	2,635
Class C, 0.6944% 10/17/11 (h)	3,202	3,042
Series 2007-1 Class C, 0.7144% 6/15/12 (h)	2,910	2,183
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	3,929	1,361
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	704	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (h)	478	8
Class M7, 1.1088% 10/25/36 (h)	145	1
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (c)(h)	5,553	4,703
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	6,858	7,118
Series 2007-A5A Class A5, 1.0944% 10/15/14 (c)(h)	1,020	1,008
Series 2007-C1 Class C1, 0.7444% 5/15/14 (c)(h)	3,382	3,157
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0*
Series 2006-2 Class A2, 0.4088% 7/25/36 (h)	613	566
Series 2007-2 Class A1, 0.3988% 4/25/37 (h)	491	406
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (c)(h)	1,419	170
TOTAL ASSET-BACKED SECURITIES (Cost $157,310)		141,440
Collateralized Mortgage Obligations - 1.9%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.9%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (c)(h)	$ 531	$ 398
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (c)(h)	1,868	1,771
Class 2M, 1.0544% 2/17/52 (c)(h)	1,271	1,166
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (c)(h)	1,163	500
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (h)	1,123	168
Class C, 5.8768% 4/10/49 (h)	2,997	420
Class D, 5.8768% 4/10/49 (h)	1,500	195
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.1855% 9/25/33 (h)	371	319
Series 2003-J Class 2A2, 5.2883% 11/25/33 (h)	1,731	1,486
Series 2003-K Class 1A1, 5.2036% 12/25/33 (h)	53	47
Series 2003-L Class 2A1, 5.2897% 1/25/34 (h)	601	524
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (h)	966	813
Series 2004-A Class 2A1, 5.4582% 2/25/34 (h)	1,142	989
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (h)	59	50
Class 2A2, 4.6035% 3/25/34 (h)	337	286
Series 2004-C Class 1A1, 4.131% 4/25/34 (h)	96	81
Series 2004-D Class 2A1, 3.9318% 5/25/34 (h)	681	576
Series 2004-L Class 2A1, 4.3717% 1/25/35 (h)	521	433
Series 2005-H:
Class 1A1, 5.3265% 9/25/35 (h)	676	528
Class 2A2, 4.8018% 9/25/35 (h)	811	297
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (c)(h)(j)	40,408	2,913
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9845% 8/25/33 (h)	1,021	799
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (h)	2,300	1,169
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (h)	429	218
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (h)	541	264
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8273% 2/25/37 (h)	1,620	1,394
Series 2007-A2 Class 2A1, 5.1817% 7/25/37 (h)	1,791	1,602
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (h)	1,372	1,205
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.5098% 8/25/34 (h)	$ 1,389	$ 1,233
Class A4, 3.8446% 8/25/34 (h)	1,209	1,061
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,533	207
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (c)(h)	1,372	1,130
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (h)	51	51
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (h)	262	99
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (h)	42	21
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (h)	95	55
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (h)	20	10
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (h)	339	182
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (h)	545	258
Class 5A2, 0.6288% 1/25/36 (h)	245	114
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (h)	74	39
Class 6M2, 0.7888% 6/25/35 (h)	1,170	227
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (h)	128	57
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (h)	328	178
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (h)	12	6
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (h)	25	14
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (h)	117	67
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (h)	33	18
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (h)	20	14
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (h)	1,871	1,465
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (h)	2,725	859
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (h)	438	386
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (h)	43	21
Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (h)	1,567	1,186
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (c)(h)	$ 2,266	$ 1,789
Class C2, 1.5769% 10/18/54 (c)(h)	760	356
Class M2, 1.3569% 10/18/54 (c)(h)	1,302	854
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (c)(h)	1,945	966
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (c)(h)	2,469	1,117
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (c)(h)	4,767	286
Series 2006-2 Class C1, 0.7863% 12/20/54 (h)	4,245	297
Series 2006-3 Class C2, 0.8163% 12/20/54 (h)	890	45
Series 2006-4:
Class B1, 0.4063% 12/20/54 (h)	2,991	508
Class C1, 0.6963% 12/20/54 (h)	1,828	110
Class M1, 0.4863% 12/20/54 (h)	788	87
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (h)	1,473	103
Class 1M1, 0.4663% 12/20/54 (h)	958	96
Class 2C1, 0.7463% 12/20/54 (h)	672	47
Class 2M1, 0.5663% 12/20/54 (h)	1,230	123
Series 2007-2 Class 2C1, 0.765% 12/17/54 (h)	1,704	102
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (h)	341	39
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.8984% 9/25/34 (h)	240	162
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (h)	465	315
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (h)	334	151
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (c)(h)	605	511
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (h)	120	70
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (h)	197	53
Series 2005-1:
Class M4, 1.0588% 4/25/35 (h)	24	2
Class M5, 1.0788% 4/25/35 (h)	24	3
Class M6, 1.1288% 4/25/35 (h)	9	1
Series 2005-3 Class A1, 0.5488% 8/25/35 (h)	480	235
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (h)	22	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	$ 187	$ 184
Class A3, 5.447% 6/12/47 (h)	2,602	2,087
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9517% 8/25/36 (h)	1,633	1,176
Series 2004-A1 Class 2A1, 4.5098% 2/25/34 (h)	950	838
Series 2004-A3 Class 4A1, 4.2869% 7/25/34 (h)	2,569	2,297
Series 2006-A2 Class 5A1, 5.1365% 11/25/33 (h)	1,929	1,714
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	617	502
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (c)(h)	364	165
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (h)	44	26
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (h)	1,132	450
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	485	369
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (h)	1,400	617
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (c)(h)	165	82
Class C, 0.5344% 6/15/22 (c)(h)	1,010	455
Class D, 0.5444% 6/15/22 (c)(h)	389	117
Class E, 0.5544% 6/15/22 (c)(h)	622	155
Class F, 0.5844% 6/15/22 (c)(h)	1,121	247
Class G, 0.6544% 6/15/22 (c)(h)	233	47
Class H, 0.6744% 6/15/22 (c)(h)	467	70
Class J, 0.7144% 6/15/22 (c)(h)	545	54
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (h)	167	108
Series 2003-B Class A1, 0.6488% 4/25/28 (h)	184	119
Series 2003-D Class A, 0.6188% 8/25/28 (h)	156	98
Series 2003-E Class A2, 2.0813% 10/25/28 (h)	259	170
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (h)	428	257
Class A2D, 2.3063% 11/25/29 (h)	62	42
Series 2004-G Class A2, 2.15% 1/25/30 (h)	208	139
Series 2005-A Class A2, 2.0013% 2/25/30 (h)	199	125
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (h)	$ 598	$ 404
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (h)	1,293	6
Series 2004-A4 Class A1, 3.9375% 8/25/34 (h)	1,895	1,590
Series 2005-A2:
Class A2, 4.4844% 2/25/35 (h)	1,168	947
Class A7, 4.4844% 2/25/35 (h)	1,782	1,330
Series 2006-A6 Class A4, 5.3866% 10/25/33 (h)	1,431	1,209
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	5,874	5,342
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (h)	212	137
Class A2, 0.7588% 12/25/34 (h)	286	190
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (h)	240	125
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (h)	2,447	1,123
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (h)	1,939	82
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (h)	1,627	1,233
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (h)	414	306
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (h)	4,144	3,168
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7319% 7/10/35 (c)(h)	1,052	498
Class B6, 3.2319% 7/10/35 (c)(h)	2,099	933
Series 2003-CB1:
Class B3, 1.8319% 6/10/35 (c)(h)	820	422
Class B4, 2.0319% 6/10/35 (c)(h)	1,638	778
Class B5, 2.6319% 6/10/35 (c)(h)	1,118	521
Class B6, 3.1319% 6/10/35 (c)(h)	663	310
Series 2004-A:
Class B4, 1.5819% 2/10/36 (c)(h)	625	209
Class B5, 2.0819% 2/10/36 (c)(h)	416	133
Series 2004-B:
Class B4, 1.4819% 2/10/36 (c)(h)	275	83
Class B5, 1.9319% 2/10/36 (c)(h)	213	57
Class B6, 2.3819% 2/10/36 (c)(h)	126	30
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 1.3319% 9/10/36 (c)(h)	$ 353	$ 99
Class B5, 1.7319% 9/10/36 (c)(h)	395	98
Class B6, 2.1319% 9/10/36 (c)(h)	148	33
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (h)	1,230	949
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	182	166
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (h)	198	133
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2753% 7/25/34 (h)	958	751
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (c)(h)	218	143
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (c)(h)	21	21
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	195	151
Series 2006-C2 Class H, 6.308% 7/18/33 (c)	194	148
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (h)	123	83
Series 2004-10 Class A4, 4.5188% 11/20/34 (h)	177	109
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (h)	529	315
Series 2004-4 Class A, 4.4388% 5/20/34 (h)	644	441
Series 2004-5 Class A3, 1.5925% 6/20/34 (h)	252	164
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (h)	195	124
Class A3B, 2.3038% 7/20/34 (h)	37	23
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (h)	199	119
Class A3B, 2.1388% 7/20/34 (h)	25	14
Series 2005-1 Class A2, 1.7513% 2/20/35 (h)	309	197
Series 2005-2 Class A2, 2.03% 3/20/35 (h)	406	239
Series 2005-3 Class A1, 0.5163% 5/20/35 (h)	199	105
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (h)	417	7
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (c)(h)	72	31
Series 2003-15A Class 4A, 5.4553% 4/25/33 (h)	912	754
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.: - continued
Series 2003-20 Class 1A1, 5.5% 7/25/33	$ 578	$ 499
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (h)	2,597	1,080
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (h)	75	72
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (h)	22	22
Series 2003-AR8 Class A, 4.2538% 8/25/33 (h)	946	779
Series 2005-AR3 Class A2, 4.6397% 3/25/35 (h)	2,694	2,143
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5433% 11/25/34 (h)	876	747
Class A9, 4.5433% 11/25/34 (h)	2,188	1,527
Series 2005-AR12 Class 2A6, 4.1484% 7/25/35 (h)	3,423	2,927
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (h)	2,025	1,625
Series 2006-AR8 Class 3A1, 5.2373% 4/25/36 (h)	24,929	19,421
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $126,174)		108,133
Commercial Mortgage Securities - 8.6%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (h)	1,605	1,134
Class A2, 6.8991% 2/14/43 (h)	1,009	1,024
Class A3, 6.9491% 2/14/43 (h)	1,089	1,039
Class PS1, 1.4493% 2/14/43 (h)(j)	5,712	193
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (h)	1,602	1,509
Series 2006-3 Class A4, 5.889% 7/10/44 (h)	8,540	6,560
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	491	491
Series 2006-5:
Class A1, 5.185% 7/10/11	1,064	1,059
Class A2, 5.317% 9/10/47	5,295	4,919
Class A3, 5.39% 9/10/47	1,913	1,596
Series 2006-6 Class A3, 5.369% 12/10/16	2,744	2,320
Series 2007-2 Class A1, 5.421% 4/10/49	283	285
Series 2007-4 Class A3, 6.0024% 2/10/51 (h)	1,368	1,137
Series 2006-5 Class XP, 0.832% 9/10/47 (j)	21,759	409
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6:
Class E, 5.619% 10/10/45 (c)	$ 793	$ 95
Class XP, 0.4315% 10/10/45 (h)(j)	7,982	111
Series 2007-3:
Class A3, 5.6582% 6/10/49 (h)	2,291	1,791
Class A4, 5.8374% 6/10/49 (h)	2,860	2,088
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	426	433
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,313
Series 2004-2:
Class A3, 4.05% 11/10/38	1,856	1,780
Class A4, 4.153% 11/10/38	1,740	1,580
Series 2004-4 Class A3, 4.128% 7/10/42	967	959
Series 2005-1 Class A3, 4.877% 11/10/42	4,728	4,594
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	1,228	1,226
Series 2001-3 Class H, 6.562% 4/11/37 (c)	767	693
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	343	223
Class K, 6.15% 5/11/35 (c)	638	440
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	4,262	3,908
Series 2005-6 Class A3, 5.3515% 9/10/47 (h)	2,470	2,377
Series 2007-1 Class B, 5.543% 1/15/49	826	196
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (c)(h)	589	295
Class D, 0.7044% 3/15/22 (c)(h)	597	269
Class E, 0.7444% 3/15/22 (c)(h)	493	222
Class F, 0.8144% 3/15/22 (c)(h)	489	220
Class G, 0.8744% 3/15/22 (c)(h)	317	120
Series 2006-BIX1:
Class C, 0.5244% 10/15/19 (c)(h)	882	512
Class D, 0.5544% 10/15/19 (c)(h)	1,077	474
Class E, 0.5844% 10/15/19 (c)(h)	998	379
Class F, 0.6544% 10/15/19 (c)(h)	2,273	909
Class G, 0.6744% 10/15/19 (c)(h)	856	300
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (c)(h)	81	39
Series 2004-1:
Class A, 0.6688% 4/25/34 (c)(h)	1,046	680
Class B, 2.2088% 4/25/34 (c)(h)	116	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class M1, 0.8688% 4/25/34 (c)(h)	$ 94	$ 50
Class M2, 1.5088% 4/25/34 (c)(h)	85	37
Series 2004-2:
Class A, 0.7388% 8/25/34 (c)(h)	795	596
Class M1, 0.8888% 8/25/34 (c)(h)	181	97
Series 2004-3:
Class A1, 0.6788% 1/25/35 (c)(h)	1,635	1,063
Class A2, 0.7288% 1/25/35 (c)(h)	236	141
Class M1, 0.8088% 1/25/35 (c)(h)	283	158
Class M2, 1.3088% 1/25/35 (c)(h)	183	85
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (c)(h)	1,496	826
Class M1, 0.7388% 8/25/35 (c)(h)	88	33
Class M2, 0.7888% 8/25/35 (c)(h)	145	50
Class M3, 0.8088% 8/25/35 (c)(h)	80	26
Class M4, 0.9188% 8/25/35 (c)(h)	74	23
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (c)(h)	653	371
Class A2, 0.7088% 11/25/35 (c)(h)	547	287
Class M1, 0.7488% 11/25/35 (c)(h)	131	50
Class M2, 0.7988% 11/25/35 (c)(h)	98	35
Class M3, 0.8188% 11/25/35 (c)(h)	88	30
Class M4, 0.9088% 11/25/35 (c)(h)	110	36
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (c)(h)	1,520	760
Class B1, 1.7088% 1/25/36 (c)(h)	132	35
Class M1, 0.7588% 1/25/36 (c)(h)	490	228
Class M2, 0.7788% 1/25/36 (c)(h)	147	65
Class M3, 0.8088% 1/25/36 (c)(h)	215	89
Class M4, 0.9188% 1/25/36 (c)(h)	119	46
Class M5, 0.9588% 1/25/36 (c)(h)	119	43
Class M6, 1.0088% 1/25/36 (c)(h)	126	43
Series 2006-1:
Class A2, 0.6688% 4/25/36 (c)(h)	231	114
Class M1, 0.6888% 4/25/36 (c)(h)	140	52
Class M2, 0.7088% 4/25/36 (c)(h)	148	52
Class M3, 0.7288% 4/25/36 (c)(h)	127	43
Class M4, 0.8288% 4/25/36 (c)(h)	72	23
Class M5, 0.8688% 4/25/36 (c)(h)	70	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M6, 0.9488% 4/25/36 (c)(h)	$ 140	$ 40
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (c)(h)	4,061	2,295
Class A2, 0.5888% 7/25/36 (c)(h)	210	110
Class B1, 1.1788% 7/25/36 (c)(h)	133	37
Class B3, 3.0088% 7/25/36 (c)(h)	118	29
Class M1, 0.6188% 7/25/36 (c)(h)	220	83
Class M2, 0.6388% 7/25/36 (c)(h)	155	55
Class M3, 0.6588% 7/25/36 (c)(h)	128	44
Class M4, 0.7288% 7/25/36 (c)(h)	147	48
Class M5, 0.7788% 7/25/36 (c)(h)	107	33
Class M6, 0.8488% 7/25/36 (c)(h)	159	47
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (c)(h)	138	37
Class B2, 1.6588% 10/25/36 (c)(h)	169	36
Class B3, 2.9088% 10/25/36 (c)(h)	162	27
Class M4, 0.7388% 10/25/36 (c)(h)	153	57
Class M5, 0.7888% 10/25/36 (c)(h)	183	62
Class M6, 0.8688% 10/25/36 (c)(h)	358	113
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (c)(h)	654	367
Class A2, 0.5788% 12/25/36 (c)(h)	3,341	1,396
Class B1, 1.0088% 12/25/36 (c)(h)	175	37
Class B2, 1.5588% 12/25/36 (c)(h)	181	35
Class B3, 2.7588% 12/25/36 (c)(h)	178	31
Class M1, 0.5988% 12/25/36 (c)(h)	213	68
Class M2, 0.6188% 12/25/36 (c)(h)	143	43
Class M3, 0.6488% 12/25/36 (c)(h)	145	41
Class M4, 0.7088% 12/25/36 (c)(h)	174	47
Class M5, 0.7488% 12/25/36 (c)(h)	159	41
Class M6, 0.8288% 12/25/36 (c)(h)	143	34
Series 2007-1:
Class A2, 0.5788% 3/25/37 (c)(h)	728	346
Class B1, 0.9788% 3/25/37 (c)(h)	231	61
Class B2, 1.4588% 3/25/37 (c)(h)	168	40
Class B3, 3.6588% 3/25/37 (c)(h)	457	75
Class M1, 0.5788% 3/25/37 (c)(h)	205	95
Class M2, 0.5988% 3/25/37 (c)(h)	153	66
Class M3, 0.6288% 3/25/37 (c)(h)	210	87
Class M4, 0.6788% 3/25/37 (c)(h)	172	67
Class M5, 0.7288% 3/25/37 (c)(h)	171	62
Class M6, 0.8088% 3/25/37 (c)(h)	238	75
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (c)(h)	$ 1,894	$ 1,051
Class A2, 0.6288% 7/25/37 (c)(h)	1,774	931
Class B1, 1.9088% 7/25/37 (c)(h)	532	128
Class B2, 2.5588% 7/25/37 (c)(h)	463	100
Class B3, 3.6588% 7/25/37 (c)(h)	520	107
Class M1, 0.6788% 7/25/37 (c)(h)	605	281
Class M2, 0.7188% 7/25/37 (c)(h)	315	139
Class M3, 0.7988% 7/25/37 (c)(h)	319	132
Class M4, 0.9588% 7/25/37 (c)(h)	663	226
Class M5, 1.0588% 7/25/37 (c)(h)	585	184
Class M6, 1.3088% 7/25/37 (c)(h)	744	216
Series 2007-3:
Class A2, 0.5988% 7/25/37 (c)(h)	813	327
Class B1, 1.2588% 7/25/37 (c)(h)	469	108
Class B2, 1.9088% 7/25/37 (c)(h)	1,206	241
Class B3, 4.3088% 7/25/37 (c)(h)	626	105
Class M1, 0.6188% 7/25/37 (c)(h)	413	130
Class M2, 0.6488% 7/25/37 (c)(h)	441	128
Class M3, 0.6788% 7/25/37 (c)(h)	709	193
Class M4, 0.8088% 7/25/37 (c)(h)	1,117	300
Class M5, 0.9088% 7/25/37 (c)(h)	566	137
Class M6, 1.1088% 7/25/37 (c)(h)	430	106
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (c)(h)	229	55
Class B2, 3.7588% 9/25/37 (c)(h)	827	183
Class M1, 1.2588% 9/25/37 (c)(h)	222	103
Class M2, 1.3588% 9/25/37 (c)(h)	222	92
Class M4, 1.9088% 9/25/37 (c)(h)	563	191
Class M5, 2.0588% 9/25/37 (c)(h)	563	177
Class M6, 2.2588% 9/25/37 (c)(h)	564	164
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(j)	4,039	44
Series 2007-5A Class IO, 1.5496% 10/25/37 (c)(j)	8,523	618
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (c)(h)	639	418
Class H, 0.9944% 3/15/19 (c)(h)	429	120
Class J, 1.1944% 3/15/19 (c)(h)	323	48
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (c)(h)	436	218
Class E, 0.6444% 3/15/22 (c)(h)	2,267	1,043
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class F, 0.6944% 3/15/22 (c)(h)	$ 1,391	$ 598
Class G, 0.7444% 3/15/22 (c)(h)	357	139
Class H, 0.8944% 3/15/22 (c)(h)	436	157
Class J, 1.0444% 3/15/22 (c)(h)	436	122
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	831	828
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,717	1,566
Series 2005-PWR9 Class A2, 4.735% 9/11/42	8,685	8,342
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,773	1,455
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,302	1,287
Series 2007 PW17 Class A4, 5.694% 6/11/50	14,079	11,374
Series 2007-PW16 Class A4, 5.9089% 6/11/40 (h)	803	678
Series 2007-PW17 Class A1, 5.282% 6/11/50	563	549
Series 2007-PW18 Class A2, 5.613% 6/11/50	11,400	10,429
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	493	483
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (c)(h)(j)	12,856	119
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	4,346
Series 2006-PW14 Class X2, 0.8435% 12/11/38 (c)(h)(j)	19,965	431
Series 2006-T22:
Class A1, 5.415% 4/12/38 (h)	256	255
Class A4, 5.4635% 4/12/38 (h)	172	155
Series 2007-PW15:
Class A1, 5.016% 2/11/44	252	251
Class X2, 0.3635% 2/11/44 (c)(h)(j)	20,260	274
Series 2007-PW16:
Class B, 5.713% 6/11/40 (c)	220	51
Class C, 5.713% 6/11/40 (c)	183	38
Class D, 5.713% 6/11/40 (c)	183	37
Series 2007-PW18 Class X2, 0.3443% 6/11/50 (c)(h)(j)	136,744	1,935
Series 2007-T26 Class X2, 0.1255% 1/12/45 (c)(h)(j)	18,386	110
Series 2007-T28:
Class A1, 5.422% 9/11/42	248	243
Class X2, 0.1822% 9/11/42 (c)(h)(j)	68,708	484
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (c)(h)	840	364
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1:
floater:
Series 2005-F10A:
Class G, 6.625% 5/15/35 (c)	$ 1,612	$ 1,349
Class XCL, 0.8163% 5/15/35 (c)(h)(j)	22,266	883
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	550	541
Class F, 7.734% 1/15/32	298	292
Series 2000-3 Class G 6.887% 10/15/32 (c)	5,748	3,313
Series 2001-245 Class A2, 6.275% 2/12/16 (c)(h)	1,395	1,408
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	188	188
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (c)(h)	7	5
Class F, 0.6544% 8/16/21 (c)(h)	490	132
Class G, 0.6744% 11/15/36 (c)(h)	352	88
Class H, 0.7144% 11/15/36 (c)(h)	282	65
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	2,332	653
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	1,528	1,545
Class A2, 5.8884% 12/10/49 (h)	1,370	1,292
Class A4, 5.8884% 12/10/49 (h)	3,103	2,427
Series 2007-FL3A Class A2, 0.4844% 4/15/22 (c)(h)	4,955	2,230
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (h)	572	483
Series 2007-CD4:
Class A1, 4.977% 12/11/49	403	396
Class A2A, 5.237% 12/11/49	1,221	1,122
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,106
Class C, 5.476% 12/11/49	2,583	194
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	212	208
Series 2007-C3 Class A3, 5.8202% 5/15/46 (h)	1,372	1,141
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	576
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5744% 4/15/17 (c)(h)	3,073	1,782
Class C, 0.6144% 4/15/17 (c)(h)	1,104	630
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class D, 0.6544% 4/15/17 (c)(h)	$ 753	$ 390
Class E, 0.7144% 4/15/17 (c)(h)	240	114
Class F, 0.7544% 4/15/17 (c)(h)	136	60
Class G, 0.8944% 4/15/17 (c)(h)	136	56
Class H, 0.9644% 4/15/17 (c)(h)	136	54
Class J, 1.1944% 4/15/17 (c)(h)	104	40
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (c)(h)	2,165	1,011
Class D, 0.6844% 11/15/17 (c)(h)	113	51
Class E, 0.7344% 11/15/17 (c)(h)	399	170
Class F, 0.7944% 11/15/17 (c)(h)	305	123
Class G, 0.8444% 11/15/17 (c)(h)	211	80
Series 2006-FL12 Class AJ, 0.4744% 12/15/20 (c)(h)	1,955	988
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	129	127
Series 2006-C8 Class A3, 5.31% 12/10/46	3,910	3,266
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,319	2,082
Series 2007-C9 Class A4, 5.8162% 12/10/49 (h)	3,036	2,444
Series 2006-C8 Class B, 5.44% 12/10/46	2,376	665
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	624	633
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,778	997
Series 2007-C2:
Class A1, 5.269% 1/15/49	134	132
Class A3, 5.542% 1/15/49 (h)	2,744	1,977
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	162	161
Class A4, 5.9124% 6/15/39 (h)	825	602
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	6,575
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,242	903
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (c)(h)	4,895	1,224
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (c)(h)	40	8
Class SHDC, 1.3444% 7/15/19 (c)(h)	19	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
floater:
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (c)(h)	$ 11	$ 2
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,199	1,205
Series 2000-C1 Class A2, 7.545% 4/15/62	1,774	1,799
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,312
Series 2004-C1:
Class A3, 4.321% 1/15/37	488	477
Class A4, 4.75% 1/15/37	639	580
Series 1998-C1 Class D, 7.17% 5/17/40	1,485	1,472
Series 1999-C1 Class E, 8.0655% 9/15/41 (h)	1,418	1,377
Series 2001-CK6 Class AX, 0.645% 9/15/18 (j)	4,011	71
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (c)(h)(j)	12,851	433
Series 2004-C1 Class ASP, 0.953% 1/15/37 (c)(h)(j)	74,214	1,164
Series 2006-C1 Class A3, 5.711% 2/15/39 (h)	7,244	6,339
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4944% 2/15/22 (c)(h)	519	208
Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (c)(h)	1,479	488
0.6144% 2/15/22 (c)(h)	528	143
Class F, 0.6644% 2/15/22 (c)(h)	1,056	264
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	156	155
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (h)(j)	26,883	392
Class B, 5.487% 2/15/40 (c)(h)	2,097	398
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	5,312	5,423
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	408
Class G, 6.936% 3/15/33 (c)	903	748
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	4,737
Series 2001-1 Class X1, 1.0497% 5/15/33 (c)(h)(j)	14,249	232
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	392	120
Series 2007-C1 Class XP, 0.1974% 12/10/49 (h)(j)	17,196	132
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.8287% 12/10/41 (h)(j)	$ 7,474	$ 76
Series 2005-C1 Class X2, 0.7105% 5/10/43 (h)(j)	10,081	105
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (c)(h)	516	219
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	876	880
Series 2007-GG11:
Class A1, 5.358% 12/10/49	907	879
Class A2, 5.597% 12/10/49	2,744	2,386
Series 2007-GG9:
Class A1, 5.233% 3/10/39	224	222
Class A4, 5.444% 3/10/39	3,989	3,138
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (c)(h)(j)	34,920	539
Series 2006-GG7:
Class A3, 6.1142% 7/10/38 (h)	3,617	3,216
Class A4, 5.9165% 7/10/38 (h)	10,620	8,725
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(j)	34,576	339
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (c)(h)	69	50
Class D, 0.6944% 6/6/20 (c)(h)	327	186
Class E, 0.7844% 6/6/20 (c)(h)	379	208
Class F, 0.8544% 6/6/20 (c)(h)	662	331
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (c)(h)	802	553
Class D, 0.7844% 3/6/20 (c)(h)	8,011	5,528
Class F, 0.8944% 3/6/20 (c)(h)	66	45
Class G, 0.9344% 3/6/20 (c)(h)	33	22
Class H, 1.0644% 3/6/20 (c)(h)	566	374
Class J, 1.2644% 3/6/20 (c)(h)	811	523
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	2,155	2,311
Series 2004-GG2 Class A4, 4.964% 8/10/38	425	395
Series 2001-LIBA Class C, 6.733% 2/14/16 (c)	678	728
Series 2005-GG4 Class XP, 0.6995% 7/10/39 (c)(h)(j)	33,618	531
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	8,045	7,843
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	$ 2,058	$ 1,942
Class A4, 5.56% 11/10/39 (h)	10,543	8,564
Series 2007-GG10:
Class A1, 5.69% 8/10/45	294	288
Class A2, 5.778% 8/10/45	654	596
Class A4, 5.7992% 8/10/45 (h)	837	640
Series 2007-GG10 Class B, 5.9932% 8/10/45 (h)	1,715	239
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.875% 4/15/45 (h)	9,200	7,681
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5144% 11/15/18 (c)(h)	1,148	608
Class C, 0.5544% 11/15/18 (c)(h)	815	416
Class D, 0.5744% 11/15/18 (c)(h)	231	104
Class E, 0.6244% 11/15/18 (c)(h)	330	142
Class F, 0.6744% 11/15/18 (c)(h)	495	208
Class G, 0.7044% 11/15/18 (c)(h)	431	172
Class H, 0.8444% 11/15/18 (c)(h)	330	115
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (h)	4,080	3,428
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	2,066	1,780
Series 2006-CB17 Class A4, 5.429% 12/12/43	713	569
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	688
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	652	554
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (h)	4,812	3,672
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	5,176
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (h)	3,852	3,541
Class A4, 6.0069% 6/15/49 (h)	2,036	1,592
Series 2007-LDP10 Class A1, 5.122% 1/15/49	146	146
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,776	2,837
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (h)	1,235	235
Series 2005-CB13 Class E, 5.35% 1/12/43 (c)(h)	694	118
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	351
Series 2007-CB19:
Class B, 5.7442% 2/12/49	117	27
Class C, 5.7462% 2/12/49	307	64
Class D, 5.7462% 2/12/49	322	64
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	$ 262	$ 55
Class CS, 5.466% 1/15/49 (h)	113	23
Class ES, 5.5455% 1/15/49 (c)(h)	709	99
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	566	555
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,539	1,554
Series 2007-C3:
Class F, 5.9388% 7/15/44 (h)	272	27
Class G, 5.9388% 7/15/44 (c)(h)	481	45
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	521	436
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,456	2,495
Series 2001-C2 Class A2, 6.653% 11/15/27	263	266
Series 2001-C3 Class A1, 6.058% 6/15/20	110	111
Series 2006-C1 Class A2, 5.084% 2/15/31	658	642
Series 2006-C3 Class A1, 5.478% 3/15/39	136	136
Series 2006-C6:
Class A1, 5.23% 9/15/39	210	212
Class A2, 5.262% 9/15/39 (h)	2,394	2,291
Series 2006-C7:
Class A1, 5.279% 11/15/38	97	98
Class A2, 5.3% 11/15/38	1,509	1,370
Class A3, 5.347% 11/15/38	1,022	823
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	132	133
Class A4, 5.424% 2/15/40	6,714	4,965
Series 2007-C2:
Class A1, 5.226% 2/15/40	122	121
Class A3, 5.43% 2/15/40	661	467
Series 2000-C5 Class E, 7.29% 12/15/32	96	91
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,637
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,149
Series 2003-C3 Class XCP, 1.0324% 3/11/37 (c)(h)(j)	5,757	58
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	199	199
Series 2005-C3 Class XCP, 0.9277% 7/15/40 (h)(j)	5,423	89
Series 2006-C3 Class A3 5.689% 3/15/32	620	543
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (h)(j)	$ 8,502	$ 172
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	3,018	423
Class D, 5.563% 2/15/40 (h)	549	66
Class E, 5.582% 2/15/40 (h)	274	30
Class XCP, 0.6696% 2/15/40 (h)(j)	3,348	55
Series 2007-C2 Class XCP, 0.715% 2/15/40 (h)(j)	15,798	281
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,714	1,266
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	3,549
Class XCP, 0.3124% 9/15/45 (h)(j)	112,874	1,376
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (c)	392	369
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (c)	2,077	1,662
Class C, 4.13% 11/20/37 (c)	5,919	4,025
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (c)(h)	440	176
Class E, 0.6344% 9/15/21 (c)(h)	1,586	476
Class F, 0.6844% 9/15/21 (c)(h)	906	249
Class G, 0.7044% 9/15/21 (c)(h)	1,791	448
Class H, 0.7444% 9/15/21 (c)(h)	462	104
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,497
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,410	4,412
Series 2007-C1 Class A1, 4.533% 6/12/50	682	663
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (h)	2,253	2,191
Series 2005-LC1 Class F, 5.378% 1/12/44 (c)(h)	1,194	242
Series 2006-C1 Class A2, 5.6116% 5/12/39 (h)	1,935	1,871
Series 2007-C1 Class A4, 6.0224% 6/12/50 (h)	5,194	3,925
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	1,998
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (h)	639	468
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,460	1,292
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	1,179	1,016
Series 2007-5:
Class A1, 4.275% 12/12/11	111	108
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A3, 5.364% 8/12/48	$ 535	$ 428
Class A4, 5.378% 8/12/48	55	37
Class B, 5.479% 2/12/17	4,116	830
Series 2007-6 Class A1, 5.175% 3/12/51	131	129
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	4,802	3,395
Series 2007-8 Class A1, 4.622% 8/12/49	241	234
Series 2006-2 Class A4, 5.9093% 6/12/46 (h)	833	717
Series 2006-4 Class XP, 0.6211% 12/12/49 (h)(j)	25,244	544
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,372	300
Series 2007-7 Class B, 5.75% 6/12/50	1,765	392
Series 2007-8 Class A3, 6.1556% 8/12/49 (h)	1,183	908
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (c)(h)	23	19
Class H, 0.735% 8/15/19 (c)(h)	109	76
Class J, 0.805% 8/15/19 (c)(h)	82	53
Series 2006-XLF:
Class C, 1.545% 7/15/19 (c)(h)	653	65
Class F, 0.665% 7/15/19 (c)(h)	1,321	964
Class G, 0.705% 7/15/19 (c)(h)	750	338
Series 2007-XCLA Class A1, 0.545% 7/17/17 (c)(h)	2,158	1,079
Series 2007-XLCA Class B, 0.8444% 7/17/17 (c)(h)	1,578	142
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (c)(h)	788	221
Class D, 0.535% 10/15/20 (c)(h)	529	132
Class E, 0.595% 10/15/20 (c)(h)	662	132
Class F, 0.645% 10/15/20 (c)(h)	397	72
Class G, 0.685% 10/15/20 (c)(h)	491	74
Class H, 0.775% 10/15/20 (c)(h)	309	31
Class J, 0.925% 10/15/20 (c)(h)	353	28
Class MHRO, 1.035% 10/15/20 (c)(h)	340	37
Class MJPM, 1.345% 10/15/20 (c)(h)	137	12
Class MSTR, 1.045% 10/15/20 (c)(h)	247	35
Class NHRO, 1.235% 10/15/20 (c)(h)	511	46
Class NSTR, 1.195% 10/15/20 (c)(h)	228	25
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (c)(h)(j)	4,859	78
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	$ 395	$ 400
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	1,883
Series 2006-HQ10:
Class A1, 5.131% 11/12/41	474	472
Class A4, 5.328% 11/12/41	4,496	3,757
Series 2006-T23 Class A1, 5.682% 8/12/41	1,301	1,303
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	216	214
Class A31, 5.439% 2/12/44 (h)	10,884	9,351
Series 2007-IQ13 Class A1, 5.05% 3/15/44	223	218
Series 2007-IQ14 Class A1, 5.38% 4/15/49	502	493
Series 2007-IQ15 Class A4, 5.8807% 6/11/49 (h)	6,250	5,078
Series 2007-IQ16 Class A4, 5.809% 12/12/49	13,930	10,977
Series 2007-T25 Class A2, 5.507% 11/12/49	1,349	1,189
Series 2007-T27 Class A4, 5.804% 6/11/42	5,025	4,197
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (c)(h)(j)	9,930	128
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (c)(h)(j)	18,874	412
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (h)	2,128	1,982
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	2,036	396
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (h)	2,277	2,063
Class A4, 5.7708% 10/15/42 (h)	412	348
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	243
Series 2006-T23 Class A3, 5.8075% 8/12/41 (h)	700	614
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	2,488	417
Series 2007-HQ12:
Class A4, 5.8107% 4/12/49 (h)	7,259	5,492
Series A1, 5.519% 4/12/49 (h)	321	313
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	2,058	1,492
Class AAB, 5.654% 4/15/49	3,010	2,737
Class B, 5.914% 4/15/49	337	53
Series 2007-T25 Class A3, 5.514% 11/12/49	33,625	27,650
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (c)(h)	2,159	173
Class D, 1.0444% 7/17/17 (c)(h)	1,016	71
Class E, 1.1444% 7/17/17 (c)(h)	826	50
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	55	56
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	$ 2,464	$ 2,499
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (c)	131	118
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (c)(h)	102	92
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	220	226
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (c)	1,166	1,188
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (c)(h)	1,013	506
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (c)(h)	1,377	413
Class F, 0.6844% 8/11/18 (c)(h)	1,490	343
Class G, 0.7044% 8/11/18 (c)(h)	1,411	282
Class J, 0.9444% 8/11/18 (c)(h)	314	31
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (c)(h)	93	19
Class AP2, 1.1444% 6/15/20 (c)(h)	154	15
Class F, 0.8244% 6/15/20 (c)(h)	2,987	597
Class LXR1, 1.0444% 6/15/20 (c)(h)	169	34
Class LXR2, 1.1444% 6/15/20 (c)(h)	2,036	204
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	467	462
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	2,743	2,703
Series 2003-C8 Class A3, 4.445% 11/15/35	5,975	5,757
Series 2006-C24 Class A2, 5.506% 3/15/45	1,127	1,125
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,158
Series 2006-C29 Class A3, 5.313% 11/15/48	3,644	3,117
Series 2007-C30:
Class A1, 5.031% 12/15/43	210	208
Class A3, 5.246% 12/15/43	1,178	1,077
Class A4, 5.305% 12/15/43	403	331
Class A5, 5.342% 12/15/43	1,468	1,023
Series 2007-C31:
Class A1, 5.14% 4/15/47	120	119
Class A4, 5.509% 4/15/47	3,101	2,120
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (h)	1,646	1,499
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A3, 5.929% 6/15/49 (h)	$ 19,610	$ 13,809
Series 2003-C6 Class G, 5.125% 8/15/35 (c)	652	306
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (c)(h)	1,055	881
Class 180B, 5.3979% 10/15/41 (c)(h)	480	410
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	508
Series 2005-C22:
Class B, 5.355% 12/15/44 (h)	3,042	1,065
Class F, 5.355% 12/15/44 (c)(h)	2,288	366
Series 2006-C25 Class AM, 5.9263% 5/15/43 (h)	718	379
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,372	144
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	4,116	453
Class D, 5.513% 12/15/43 (h)	2,195	209
Class XP, 0.4317% 12/15/43 (c)(h)(j)	16,872	266
Series 2007-C31 Class C, 5.6906% 4/15/47 (h)	5,657	679
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,411
Series 2007-C32:
Class D, 5.929% 6/15/49 (h)	1,031	113
Class E, 5.929% 6/15/49 (h)	1,625	163
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (h)	908	642
Series 2007-C33 Class B, 5.9024% 2/15/51 (h)	2,307	346
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $494,048)		488,940
Municipal Securities - 0.7%

California Gen. Oblig.:
7.5% 4/1/34	20,125	19,485
7.55% 4/1/39	24,527	23,707
TOTAL MUNICIPAL SECURITIES (Cost $45,136)		43,192
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	498
Fixed-Income Funds - 21.4%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	850,347	$ 64,125
Fidelity Corporate Bond 1-5 Year Central Fund (i)	1,443,189	140,956
Fidelity Mortgage Backed Securities Central Fund (i)	8,738,601	883,210
Fidelity Specialized High Income Central Fund (i)	1,533,667	129,779
TOTAL FIXED-INCOME FUNDS (Cost $1,256,269)		1,218,070
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $4,291)	$ 4,291	3,820
Cash Equivalents - 1.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $72,193)	$ 72,193	72,193
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $5,980,049)		5,801,857
NET OTHER ASSETS - (2.0)%		(112,698)
NET ASSETS - 100%		$ 5,689,159
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)

	Oct. 2034	$ 952	$ (730)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	868	(817)
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	13,600	588
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	2,119
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	9,200	(9,016)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	25,000	(24,500)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	18,700	(18,326)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)

	Sept. 2037	$ 5,600	$ (5,488)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	10,200	(9,996)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	16,700	(16,366)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (f)	August 2034	694	(512)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (f)	Oct. 2034	884	(499)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (f)	April 2032	262	(194)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (f)	March 2034	75	(10)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)

	Feb. 2034	$ 4	$ (3)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (f)	Sept. 2010	11,200	(181)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (f)	March 2013	13,500	(2,139)
TOTAL CREDIT DEFAULT SWAPS		138,089	(86,070)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.4248% and pay quarterly a floating rate based on 3-month LIBOR with Barclays Bank	Oct. 2018	100,000	7,110
		$ 238,089	$ (78,960)
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $395,851,000 or 7.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $118,539,000 of which $26,855,000 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$72,193,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 3,184
Bank of America, NA	6,130
Barclays Capital, Inc.	10,215
Credit Suisse Securities (USA) LLC	505
Deutsche Bank Securities, Inc.	11,291
HSBC Securities (USA), Inc.	10,217
ING Financial Markets LLC	3,406
J.P. Morgan Securities, Inc.	23,839
Mizuho Securities USA, Inc.	1,703
Societe Generale, New York Branch	1,703
$ 72,193
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,881
Fidelity Commercial Mortgage-Backed Securities Central Fund	24,375
Fidelity Corporate Bond 1-5 Year Central Fund	11,306
Fidelity Mortgage Backed Securities Central Fund	63,266
Fidelity Specialized High Income Central Fund	10,644
Fidelity Ultra-Short Central Fund	6,268
Total	$ 120,740
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 273,953	$ 4,002	$ 187,218	$ 64,125	10.9%
Fidelity Commercial Mortgage-Backed Securities Central Fund	804,720	20,444	674,829 *	-	0.0%
Fidelity Corporate Bond 1-5 Year Central Fund	454,435	8,948	302,613	140,956	40.8%
Fidelity Mortgage Backed Securities Central Fund	1,998,004	49,233	1,212,669	883,210	12.4%
Fidelity Specialized High Income Central Fund	195,170	35,955	80,902	129,779	30.2%
Fidelity Ultra-Short Central Fund	806,565	-	678,853 *	-	0.0%
Total	$ 4,532,847	$ 118,582	$ 3,137,084	$ 1,218,070
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,801,857	$ 1,218,070	$ 4,509,079	$ 74,708
Other Financial Instruments*	$ (78,960)	$ -	$ 6,476	$ (85,436)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 714	$ (38,155)
Total Realized Gain (Loss)	(16,061)	-*
Total Unrealized Gain (Loss)	(1,726)	30,448
Cost of Purchases	97,900	-
Proceeds of Sales	(53,158)	-
Amortization/Accretion	(12,489)	-
Transfer in/out of Level 3	59,528	(77,729)
Ending Balance	$ 74,708	$ (85,436)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(37,360,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,104,074,000. Net unrealized depreciation aggregated $302,217,000, of which $98,776,000 related to appreciated investment securities and $400,993,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $113,839,000 representing 2.0% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.804863.105

AIGB-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	$ 8,260	$ 8,481
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,620	1,197
Media - 2.1%
AOL Time Warner, Inc. 6.75% 4/15/11	13,204	13,830
Comcast Corp.:
4.95% 6/15/16	9,366	8,955
5.9% 3/15/16	5,487	5,542
COX Communications, Inc.:
6.25% 6/1/18 (c)	1,496	1,439
6.45% 12/1/36 (c)	8,387	7,171
6.95% 6/1/38 (c)	4,154	3,694
Liberty Media Corp.:
5.7% 5/15/13	5,015	4,275
8.25% 2/1/30	11,272	7,552
News America Holdings, Inc. 7.75% 12/1/45	3,549	2,805
News America, Inc.:
6.15% 3/1/37	3,755	2,977
6.2% 12/15/34	2,696	2,200
6.9% 3/1/19 (c)	16,854	17,024
Time Warner Cable, Inc.:
5.85% 5/1/17	21,110	20,850
6.75% 7/1/18	9,000	9,297
Viacom, Inc.:
6.125% 10/5/17	5,422	5,039
6.75% 10/5/37	5,000	4,167
		116,817
Specialty Retail - 0.2%
Staples, Inc. 9.75% 1/15/14	12,101	13,343
TOTAL CONSUMER DISCRETIONARY		139,838
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (c)	5,675	5,694
6.875% 11/15/19 (c)	5,600	5,664
8.2% 1/15/39 (c)	6,431	6,858
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 1,782	$ 1,839
FBG Finance Ltd. 5.125% 6/15/15 (c)	6,502	5,744
		25,799
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	8,461	5,753
Food Products - 0.3%
Kraft Foods, Inc.:
4.125% 11/12/09	3,752	3,796
6% 2/11/13	5,827	6,197
6.25% 6/1/12	3,588	3,892
6.875% 2/1/38	5,328	5,391
		19,276
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	6,587	7,287
9.7% 11/10/18	6,979	7,943
Philip Morris International, Inc. 6.375% 5/16/38	7,534	7,578
Reynolds American, Inc.:
6.75% 6/15/17	8,918	8,407
7.25% 6/15/37	13,136	10,434
		41,649
TOTAL CONSUMER STAPLES		92,477
ENERGY - 4.2%
Energy Equipment & Services - 0.7%
BJ Services Co. 6% 6/1/18	8,410	7,560
DCP Midstream LLC:
6.75% 9/15/37 (c)	4,304	3,013
9.75% 3/15/19 (c)	4,917	5,131
Halliburton Co. 6.15% 9/15/19	10,502	11,074
Transocean Ltd.:
6% 3/15/18	2,950	2,956
6.8% 3/15/38	2,395	2,428
Weatherford International Ltd.:
6% 3/15/18	3,333	2,962
9.625% 3/1/19	4,130	4,661
		39,785
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Finance Co. 6.75% 5/1/11	$ 4,328	$ 4,513
Anadarko Petroleum Corp.:
5.95% 9/15/16	17,384	16,627
6.45% 9/15/36	5,832	4,856
Canadian Natural Resources Ltd.:
5.7% 5/15/17	4,230	4,074
5.9% 2/1/18	1,670	1,639
Chevron Corp. 3.95% 3/3/14	14,745	15,097
ConocoPhillips:
4.4% 5/15/13	29,500	30,374
5.75% 2/1/19	12,019	12,359
6.5% 2/1/39	4,656	4,812
Duke Energy Field Services 7.875% 8/16/10	4,472	4,573
EnCana Corp. 4.75% 10/15/13	1,339	1,334
Nakilat, Inc. 6.067% 12/31/33 (c)	7,325	5,521
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	3,531	2,613
Nexen, Inc.:
5.05% 11/20/13	2,950	2,872
5.875% 3/10/35	6,230	4,945
6.4% 5/15/37	4,561	3,897
Pemex Project Funding Master Trust 1.8644% 12/3/12 (c)(h)	7,003	6,600
Petro-Canada:
6.05% 5/15/18	2,460	2,299
6.8% 5/15/38	6,080	5,538
Petroleos Mexicanos 8% 5/3/19 (c)	452	494
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	7,272
6.5% 6/15/38	1,513	1,282
6.85% 6/1/39	6,652	5,978
Talisman Energy, Inc. yankee 6.25% 2/1/38	6,626	5,500
TEPPCO Partners LP:
6.65% 4/15/18	6,856	6,308
7.55% 4/15/38	5,906	5,066
Texas Eastern Transmission LP 6% 9/15/17 (c)	13,001	13,025
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,348
Valero Energy Corp. 6.625% 6/15/37	3,387	2,780
XTO Energy, Inc.:
5.9% 8/1/12	3,748	3,919
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
6.25% 8/1/17	$ 5,897	$ 6,098
6.75% 8/1/37	3,106	3,082
		197,695
TOTAL ENERGY		237,480
FINANCIALS - 12.8%
Capital Markets - 2.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12	12,738	13,774
BlackRock, Inc. 6.25% 9/15/17	7,576	7,416
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	2,950
5.95% 1/18/18	6,036	5,756
6% 5/1/14	9,400	9,557
6.15% 4/1/18	5,599	5,405
6.75% 10/1/37	6,200	5,198
7.5% 2/15/19	8,466	8,908
Janus Capital Group, Inc. 6.125% 9/15/11 (b)	968	866
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	1,838
JPMorgan Chase Capital XX 6.55% 9/29/36	57,053	44,944
Lazard Group LLC:
6.85% 6/15/17	3,068	2,654
7.125% 5/15/15	9,694	8,459
Merrill Lynch & Co., Inc. 6.875% 4/25/18	14,040	13,030
Morgan Stanley:
1.4494% 1/9/14 (h)	23,857	19,746
6% 5/13/14	5,820	5,849
7.3% 5/13/19	8,522	8,729
Northern Trust Corp. 4.625% 5/1/14	1,322	1,334
State Street Corp. 4.3% 5/30/14	1,120	1,117
		167,530
Commercial Banks - 1.9%
Bank of America NA 6% 10/15/36	4,808	3,640
Bank One Corp. 5.25% 1/30/13	8,127	8,153
Barclays Bank PLC 6.75% 5/22/19	7,265	7,203
BB&T Capital Trust IV 6.82% 6/12/77 (h)	720	498
Credit Suisse (Guernsey) Ltd. 5.86%	7,977	5,317
Credit Suisse First Boston 6% 2/15/18	10,531	9,787
Credit Suisse First Boston New York Branch 5% 5/15/13	5,741	5,713
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch 5.5% 5/1/14	$ 7,054	$ 7,125
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (c)(h)	923	780
Export-Import Bank of Korea 5.25% 2/10/14 (c)	4,263	4,129
Fifth Third Bancorp:
4.5% 6/1/18	2,092	1,361
8.25% 3/1/38	1,713	1,315
HBOS PLC 6.75% 5/21/18 (c)	3,829	2,715
HSBC Holdings PLC:
1.3659% 10/6/16 (h)	907	718
6.5% 5/2/36	6,767	6,185
6.5% 9/15/37	2,956	2,681
KeyCorp Capital Trust VII 5.7% 6/15/35	9,729	7,022
Korea Development Bank 5.75% 9/10/13	4,034	3,992
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (c)(h)	572	438
Regions Bank 6.45% 6/26/37	1,888	1,087
Santander Issuances SA Unipersonal 1.6475% 6/20/16 (c)(h)	2,768	1,813
Sovereign Bank 2.7375% 8/1/13 (h)	1,297	974
Standard Chartered Bank 6.4% 9/26/17 (c)	13,971	11,898
Wachovia Bank NA 5.85% 2/1/37	11,216	8,326
Wachovia Corp. 4.875% 2/15/14	1,057	1,005
Wells Fargo Bank NA 5.95% 8/26/36	6,755	5,464
		109,339
Consumer Finance - 0.9%
American Express Co. 7.25% 5/20/14	7,265	7,417
General Electric Capital Corp. 5.9% 5/13/14	7,760	7,819
SLM Corp.:
1.2519% 7/26/10 (h)	38,055	33,490
1.3219% 10/25/11 (h)	2,316	1,672
1.3919% 1/27/14 (h)	1,322	801
1.52% 3/15/11 (h)	667	523
4.5% 7/26/10	1,372	1,266
5% 10/1/13	490	353
		53,341
Diversified Financial Services - 1.4%
Bank of America Corp. 5.75% 12/1/17	9,673	8,640
BTM Curacao Holding NV 1.6194% 12/19/16 (c)(h)	1,499	1,160
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
5.3% 10/17/12	$ 5,103	$ 4,893
5.5% 4/11/13	19,084	18,303
6.125% 5/15/18	11,840	10,563
CME Group, Inc. 5.75% 2/15/14	2,967	3,129
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	6,002	6,343
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	1,945	2,013
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	7,691	4,965
5.5% 1/15/14 (c)	5,204	3,521
TECO Finance, Inc. 7% 5/1/12	6,735	6,765
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	4,425	2,921
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(h)	8,071	5,327
		78,543
Insurance - 1.9%
Allstate Corp.:
6.2% 5/16/14	7,535	7,811
7.45% 5/16/19	5,694	5,948
Assurant, Inc. 5.625% 2/15/14	5,039	4,295
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	6,816
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	13,028	9,859
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	9,346	6,743
10.75% 6/15/88 (c)(h)	5,039	3,124
Lincoln National Corp. 7% 5/17/66 (h)	1,398	811
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	7,055	7,420
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (c)(h)	10,834	9,642
MetLife, Inc. 6.75% 6/1/16	5,620	5,719
Metropolitan Life Global Funding I:
5.125% 11/9/11 (c)	4,449	4,551
5.125% 4/10/13 (c)	7,041	6,951
Monumental Global Funding II 5.65% 7/14/11 (c)	4,316	4,170
New York Life Global Funding 4.65% 5/9/13 (c)	5,732	5,655
Pacific Life Global Funding 5.15% 4/15/13 (c)	5,929	5,586
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	11,077	6,290
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (c)	$ 6,139	$ 4,615
The Chubb Corp. 6.5% 5/15/38	2,676	2,672
		108,678
Real Estate Investment Trusts - 2.7%
AMB Property LP:
5.9% 8/15/13	5,685	5,083
6.3% 6/1/13	5,773	5,147
AvalonBay Communities, Inc.:
5.375% 4/15/14	1,839	1,726
5.5% 1/15/12	1,650	1,634
Brandywine Operating Partnership LP:
5.625% 12/15/10	11,741	10,708
5.75% 4/1/12	3,961	3,278
Camden Property Trust 5.875% 11/30/12	3,797	3,622
Colonial Properties Trust:
4.8% 4/1/11	451	422
5.5% 10/1/15	7,511	5,714
6.875% 8/15/12	2,950	2,543
Colonial Realty LP 6.05% 9/1/16	5,558	4,241
Developers Diversified Realty Corp.:
4.625% 8/1/10	575	510
5% 5/3/10	4,036	3,631
5.25% 4/15/11	4,835	3,970
5.375% 10/15/12	3,236	2,258
Duke Realty LP:
5.4% 8/15/14	6,313	4,959
5.5% 3/1/16	6,313	4,706
5.625% 8/15/11	2,867	2,684
5.875% 8/15/12	711	636
5.95% 2/15/17	1,643	1,205
6.25% 5/15/13	3,056	2,635
6.5% 1/15/18	5,192	3,848
Equity One, Inc.:
6% 9/15/17	4,047	3,001
6.25% 1/15/17	2,676	2,051
Federal Realty Investment Trust:
5.4% 12/1/13	2,879	2,512
6% 7/15/12	1,979	1,792
6.2% 1/15/17	1,522	1,238
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 1,726	$ 1,371
6.65% 1/15/18	3,835	3,064
Liberty Property LP:
5.5% 12/15/16	3,932	3,035
6.375% 8/15/12	2,724	2,524
6.625% 10/1/17	3,918	3,133
Mack-Cali Realty LP:
5.05% 4/15/10	5,396	5,240
7.75% 2/15/11	637	618
Reckson Operating Partnership LP:
5.15% 1/15/11	1,646	1,511
6% 3/31/16	1,534	1,094
Simon Property Group LP:
4.6% 6/15/10	4,956	4,923
5.1% 6/15/15	9,239	8,279
5.375% 6/1/11	2,103	2,077
5.45% 3/15/13	5,145	4,966
5.75% 5/1/12	2,369	2,308
7.75% 1/20/11	1,327	1,364
Tanger Properties LP 6.15% 11/15/15	10,207	8,301
UDR, Inc. 5.5% 4/1/14	6,325	5,732
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,151	1,901
Washington (REIT) 5.95% 6/15/11	6,289	5,940
		153,135
Real Estate Management & Development - 0.6%
ERP Operating LP:
5.375% 8/1/16	1,769	1,578
5.5% 10/1/12	7,317	7,165
5.75% 6/15/17	9,030	8,048
6.625% 3/15/12	1,392	1,409
Post Apartment Homes LP 6.3% 6/1/13	6,814	6,128
Regency Centers LP 6.75% 1/15/12	7,337	6,942
		31,270
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
7.375% 5/15/14	19,240	20,248
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.625% 6/1/19	$ 4,600	$ 4,653
Independence Community Bank Corp. 3.3475% 6/20/13 (h)	1,646	1,369
		26,270
TOTAL FINANCIALS		728,106
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Eli Lilly & Co. 4.2% 3/6/14	7,046	7,239
INDUSTRIALS - 1.2%
Airlines - 1.1%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	7,983	7,883
7.858% 4/1/13	15,375	14,068
Continental Airlines, Inc. 6.545% 8/2/20	2,349	2,114
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	8,035	6,428
7.57% 11/18/10	12,844	12,266
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	4,068	3,010
8.36% 7/20/20	12,561	10,049
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	4,875	3,607
6.071% 9/1/14	92	91
6.602% 9/1/13	165	161
7.032% 4/1/12	756	737
7.186% 10/1/12	1,878	1,831
7.811% 4/1/11	2,897	3,128
		65,373
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (h)	2,119	2,028
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	429
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	3,739	2,879
TOTAL INDUSTRIALS		70,709
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	$ 7,143	$ 7,186
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	5,272
6.55% 10/1/17	5,174	4,589
7.125% 10/1/37	2,599	1,863
		11,724
Office Electronics - 0.1%
Xerox Corp. 8.25% 5/15/14	2,247	2,281
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	5,797	5,597
6.375% 8/3/15	6,283	4,699
National Semiconductor Corp.:
1.57% 6/15/10 (h)	2,459	2,194
6.15% 6/15/12	4,283	4,112
		16,602
TOTAL INFORMATION TECHNOLOGY		37,793
MATERIALS - 1.7%
Chemicals - 0.8%
Agrium, Inc. 7.125% 5/23/36	5,295	4,489
Dow Chemical Co.:
7.6% 5/15/14	20,383	20,632
8.55% 5/15/19	8,100	8,099
9.4% 5/15/39	8,297	8,481
		41,701
Metals & Mining - 0.9%
Anglo American Capital PLC 9.375% 4/8/19 (c)	5,678	6,036
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	4,311	4,601
6.5% 4/1/19	4,311	4,695
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	2,041	2,192
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,004
6.5% 7/15/18	11,920	11,737
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 10,526	$ 9,468
8.95% 5/1/14	6,462	6,945
		52,678
TOTAL MATERIALS		94,379
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 6.8% 5/15/36	10,394	10,353
BellSouth Capital Funding Corp. 7.875% 2/15/30	7,524	7,918
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,127	4,230
5.875% 8/20/13	6,186	6,490
6.75% 8/20/18	3,463	3,691
Sprint Capital Corp.:
6.875% 11/15/28	5,823	4,076
7.625% 1/30/11	4,304	4,250
Telecom Italia Capital SA:
4.95% 9/30/14	6,637	6,300
5.25% 10/1/15	3,019	2,764
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,689
6.221% 7/3/17	6,626	6,949
Verizon Communications, Inc.:
5.25% 4/15/13	4,363	4,592
6.1% 4/15/18	5,800	6,034
6.35% 4/1/19	25,295	26,581
		95,917
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. 6% 12/1/16	12,603	10,240
Verizon Wireless Capital LLC 3.75% 5/20/11 (c)	9,476	9,668
Vodafone Group PLC 5.625% 2/27/17	1,742	1,798
		21,706
TOTAL TELECOMMUNICATION SERVICES		117,623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 3.5%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	$ 6,291	$ 6,304
Baltimore Gas & Electric Co. 6.125% 7/1/13	4,726	4,827
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	6,866
Commonwealth Edison Co. 5.4% 12/15/11	10,787	11,165
Duke Energy Carolinas LLC 6% 1/15/38	5,746	5,839
EDP Finance BV 6% 2/2/18 (c)	14,961	14,794
Exelon Corp. 4.9% 6/15/15	18,546	16,641
Florida Power Corp. 5.65% 6/15/18	3,342	3,519
Nevada Power Co. 6.5% 5/15/18	9,605	9,466
Oncor Electric Delivery Co. 6.375% 5/1/12	10,048	10,328
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	5,835
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	9,216	6,359
		101,943
Gas Utilities - 0.2%
EQT Corp. 8.125% 6/1/19	4,709	4,858
Southern Natural Gas Co. 5.9% 4/1/17 (c)	3,626	3,374
		8,232
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	7,906	7,717
Exelon Generation Co. LLC 5.35% 1/15/14	14,041	13,498
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,059
6.5% 5/1/18	6,705	6,456
		30,730
Multi-Utilities - 1.0%
CMS Energy Corp. 6.55% 7/17/17	7,753	6,679
Dominion Resources, Inc. 7.5% 6/30/66 (h)	7,145	4,948
National Grid PLC 6.3% 8/1/16	15,626	15,788
NiSource Finance Corp.:
1.2313% 11/23/09 (h)	5,826	5,739
5.4% 7/15/14	1,746	1,549
5.45% 9/15/20	6,378	5,034
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 12,496	$ 10,913
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	11,838	8,523
		59,173
TOTAL UTILITIES		200,078
TOTAL NONCONVERTIBLE BONDS (Cost $1,863,966)		1,725,722
U.S. Government and Government Agency Obligations - 19.0%

U.S. Government Agency Obligations - 6.6%
Fannie Mae:
1.375% 4/28/11	68,024	68,423
2.5% 5/15/14	43,474	42,905
2.75% 3/13/14	61,672	61,876
3.625% 2/12/13	28,060	29,593
5% 2/13/17	17,700	19,196
5.375% 6/12/17	14,750	16,425
Freddie Mac:
1.625% 4/26/11	52,500	53,051
2.125% 3/23/12	29,913	30,287
2.5% 4/23/14	23,130	22,872
4.125% 12/21/12	26,585	28,417
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		373,045
U.S. Treasury Inflation Protected Obligations - 7.5%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	116,243	115,990
2% 4/15/12	6,064	6,280
2% 1/15/14 (e)	23,828	24,554
2.125% 1/15/19	49,533	51,645
2.375% 1/15/17 (e)	182,111	191,671
2.375% 1/15/27 (e)	2,268	2,301
2.625% 7/15/17	30,707	33,041
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		425,482
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 4.9%
U.S. Treasury Notes:
2.75% 10/31/13	$ 176,418	$ 181,269
4% 8/15/18	95,791	100,004
TOTAL U.S. TREASURY OBLIGATIONS		281,273
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,070,569)		1,079,800
U.S. Government Agency - Mortgage Securities - 16.2%

Fannie Mae - 12.4%
3.999% 9/1/33 (h)	3,812	3,872
4% 6/16/24 (d)	17,000	17,134
4% 6/16/24 (d)	33,000	33,259
4.06% 8/1/35 (h)	2,270	2,328
4.5% 4/1/23	138	142
4.619% 9/1/35 (h)	6,336	6,548
5% 4/1/18 to 6/1/38	195,768	201,268
5.16% 4/1/36 (h)	11,324	11,696
5.5% 12/1/30 to 12/1/38	389,549	404,073
5.593% 7/1/37 (h)	1,464	1,524
5.819% 7/1/46 (h)	17,451	18,252
6% 3/1/16 to 7/1/22	764	808
6.01% 4/1/36 (h)	1,129	1,178
6.131% 4/1/36 (h)	2,696	2,814
6.248% 6/1/36 (h)	451	465
6.326% 4/1/36 (h)	1,190	1,243
TOTAL FANNIE MAE		706,604
Freddie Mac - 0.8%
4.098% 8/1/35 (h)	10,248	10,489
4.483% 10/1/34 (h)	5,360	5,513
4.542% 4/1/35 (h)	14,426	14,922
4.738% 7/1/35 (h)	4,192	4,319
4.749% 1/1/36 (h)	3,370	3,478
5.692% 10/1/35 (h)	785	825
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.921% 6/1/36 (h)	$ 2,535	$ 2,641
6.115% 6/1/36 (h)	1,245	1,302
TOTAL FREDDIE MAC		43,489
Government National Mortgage Association - 3.0%
5.5% 12/20/28 to 12/20/38	163,434	169,956
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $889,579)		920,049
Asset-Backed Securities - 2.5%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6588% 1/25/35 (h)	80	29
Series 2005-1 Class M1, 0.7788% 4/25/35 (h)	1,444	706
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (h)	661	2
Class M8, 1.1588% 7/25/36 (h)	327	1
Class M9, 2.0088% 7/25/36 (h)	5	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (h)	92	60
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (h)	195	173
Series 2004-OP1 Class M1, 0.8288% 4/25/34 (h)	493	252
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (h)	208	175
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (h)	27	26
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (h)	287	5
Class M4, 0.7088% 5/25/36 (h)	243	4
Class M5, 0.7488% 5/25/36 (h)	58	1
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (h)	135	4
Class M5, 0.6988% 4/25/36 (h)	128	3
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3463% 9/20/13 (h)	3,885	3,409
Series 2006-C1 Class C1, 0.7963% 10/20/14 (h)	373	19
Series 2007-A4 Class A4, 0.3463% 4/22/13 (h)	3,460	3,036
Series 2007-D1 Class D, 1.7163% 1/22/13 (c)(h)	6,136	123
Airspeed Ltd. Series 2007-1A Class C1, 2.8444% 6/15/32 (c)(h)	6,501	2,080
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (c)(h)	646	643
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (c)(h)	$ 197	$ 194
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	154	154
Series 2005-DA Class A4, 5.02% 11/6/12	197	197
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/30/14	812	244
Class E, 6.96% 3/31/16 (c)	3,214	804
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (h)	43	42
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (h)	113	73
Series 2004-R10 Class M1, 1.0088% 11/25/34 (h)	538	275
Series 2004-R11 Class M1, 0.9688% 11/25/34 (h)	463	182
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (h)	189	146
Class M3, 0.8588% 4/25/34 (h)	130	43
Series 2005-R1 Class M1, 0.7588% 3/25/35 (h)	748	394
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (h)	636	460
Series 2005-R2 Class M1, 0.7588% 4/25/35 (h)	1,638	888
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (h)	131	66
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (h)	38	8
Series 2004-W5 Class M1, 0.9088% 4/25/34 (h)	539	278
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (h)	472	174
Class M2, 0.9088% 5/25/34 (h)	412	232
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (h)	1,231	336
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (h)	1,033	19
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (h)	1,137	606
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (h)	184	85
Series 2004-HE2 Class M1, 0.8588% 4/25/34 (h)	2,117	1,032
Series 2004-HE3 Class M1, 0.8488% 6/25/34 (h)	188	79
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (h)	331	137
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (h)	230	4
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(c)(h)	4,072	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.4244% 3/15/12 (h)	$ 2,723	$ 2,676
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9463% 5/28/44 (h)	249	151
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9913% 2/28/44 (h)	486	297
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7588% 9/25/35 (h)	80	52
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (h)	768	371
Series 2005-HE2 Class M1, 0.8088% 2/25/35 (h)	1,211	464
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (h)	366	286
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (h)	1,821	1,688
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (h)	502	441
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.7194% 6/15/10 (h)	148	148
Series 2006-1 Class D, 7.16% 1/15/13 (c)	2,475	2,352
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3544% 7/15/11 (h)	174	172
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6344% 4/15/13 (c)(h)	2,306	2,104
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (c)(h)	363	73
Class B, 1.0663% 7/20/39 (c)(h)	355	43
Class C, 1.4163% 7/20/39 (c)(h)	456	36
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	450
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (h)	905	38
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (h)	572	11
Series 2006-NC3 Class M10, 2.3088% 8/25/36 (c)(h)	855	16
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (h)	251	7
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (h)	1,429	307
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (c)(h)	196	143
Chase Issuance Trust Series 2004-3 Class C, 0.8144% 6/15/12 (h)	421	405
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	256	141
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (c)(h)	284	202
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (h)	600	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust: - continued
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (h)	$ 607	$ 19
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (c)(h)	1,038	1,018
Class B, 0.6244% 7/15/12 (c)(h)	1,038	1,012
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (h)	335	278
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (h)	37	19
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (h)	134	68
Class M1, 0.8088% 6/25/34 (h)	524	324
Class M4, 1.2788% 4/25/34 (h)	127	63
Series 2004-4:
Class A, 0.6788% 8/25/34 (h)	30	14
Class M2, 0.8388% 6/25/34 (h)	467	318
Series 2005-1:
Class M1, 0.7288% 8/25/35 (h)	406	264
Class MV2, 0.7488% 7/25/35 (h)	1,121	761
Series 2005-3 Class MV1, 0.7288% 8/25/35 (h)	1,815	1,558
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (h)	338	303
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (c)	731	688
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	3,272	2,142
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (h)	2,306	2,276
Series 2007-1 Class B, 0.4444% 8/15/12 (h)	2,306	2,051
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (c)	1,682	1,609
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 1.012% 5/28/35 (h)	31	17
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (h)	231	45
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (h)	3,571	821
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (h)	18	8
Series 2005-FF9 Class A3, 0.5888% 10/25/35 (h)	4,605	3,540
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (h)	257	243
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	53	53
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	$ 3,428	$ 2,055
Series 2006-C:
Class B, 5.3% 6/15/12	191	153
Class D, 6.89% 5/15/13 (c)	2,428	1,319
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,378	843
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (h)	1,606	1,204
Series 2006-4 Class B, 0.8944% 6/15/13 (h)	613	337
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (h)	57	18
Class M2, 1.0588% 2/25/34 (h)	98	65
Series 2004-A Class M1, 1.1338% 1/25/34 (h)	921	528
Series 2005-A:
Class M1, 0.7388% 1/25/35 (h)	60	57
Class M2, 0.7688% 1/25/35 (h)	1,392	746
Class M3, 0.7988% 1/25/35 (h)	752	159
Class M4, 0.9888% 1/25/35 (h)	289	122
Series 2006-A:
Class M4, 0.7088% 5/25/36 (h)	717	8
Class M5, 0.8088% 5/25/36 (h)	145	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (c)(h)	1,869	1,369
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	2,016	1,754
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (c)(h)	280	173
Series 2006-2A:
Class A, 0.5244% 11/15/34 (c)(h)	985	502
Class B, 0.6244% 11/15/34 (c)(h)	357	82
Class C, 0.7244% 11/15/34 (c)(h)	591	89
Class D, 1.0944% 11/15/34 (c)(h)	225	25
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (h)	705	656
Class C, 0.5844% 9/17/12 (h)	549	494
Series 2007-1 Class C, 0.6144% 3/15/13 (h)	3,765	3,200
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (h)	450	342
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	1,935	774
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (h)	456	207
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (h)	$ 896	$ 549
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(h)	634	55
Class M1, 0.9588% 6/25/34 (h)	1,740	593
Series 2004-FM1 Class M1, 1.2838% 11/25/33 (h)	315	172
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (h)	797	407
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (h)	721	27
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (h)	13	5
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (h)	161	155
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (h)	342	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (c)(h)	523	131
Series 2006-3:
Class B, 0.7088% 9/25/46 (c)(h)	519	78
Class C, 0.8588% 9/25/46 (c)(h)	1,211	121
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1888% 2/25/33 (h)	0*	0*
Series 2003-3 Class M1, 1.5988% 8/25/33 (h)	755	363
Series 2003-4 Class M1, 1.5088% 10/25/33 (h)	235	136
Series 2003-5:
Class A2, 1.0088% 12/25/33 (h)	26	7
Class M1, 1.3588% 12/25/33 (h)	259	142
Series 2003-7 Class A2, 1.0688% 3/25/34 (h)	1	0*
Series 2003-8 Class M1, 1.3888% 4/25/34 (h)	413	199
Series 2004-3 Class M2, 2.0088% 8/25/34 (h)	251	143
Series 2004-7 Class A3, 0.6988% 1/25/35 (h)	0*	0*
Series 2005-1 Class M1, 0.7388% 5/25/35 (h)	820	741
Series 2005-3 Class M1, 0.7188% 8/25/35 (h)	591	544
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (h)	260	239
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (h)	2,556	1,774
Series 2006-7 Class M4, 0.6888% 1/25/37 (h)	396	2
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (h)	221	135
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (h)	1,784	1,696
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (h)	608	367
Class M2, 0.8063% 1/20/35 (h)	456	266
Series 2005-3 Class A1, 0.5763% 1/20/35 (h)	314	169
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSBC Home Equity Loan Trust: - continued
Series 2006-2:
Class M1, 0.5863% 3/20/36 (h)	$ 484	$ 272
Class M2, 0.6063% 3/20/36 (h)	801	390
Series 2006-3 Class A1V, 0.3963% 3/20/36 (h)	360	349
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (h)	982	242
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (h)	986	393
Class MV1, 0.5388% 11/25/36 (h)	800	74
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (h)	843	657
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (h)	445	438
Class 2C, 2.3775% 3/27/42 (h)	782	125
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (c)(h)	364	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,268	1,183
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (h)	1,632	812
Series 2004-2:
Class M1, 0.8388% 6/25/34 (h)	493	240
Class M2, 1.3888% 6/25/34 (h)	310	229
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (h)	399	214
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (h)	30	30
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	20	11
Class C, 5.691% 10/20/28 (c)	9	5
Class D, 6.01% 10/20/28 (c)	108	48
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (h)	356	10
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (h)	622	21
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (h)	433	300
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (h)	120	66
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (h)	1,905	1,460
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (h)	1,346	625
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (h)	32	20
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (h)	403	218
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (h)	313	170
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (h)	45	7
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (h)	$ 817	$ 414
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (h)	387	203
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (h)	350	115
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (h)	317	118
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (h)	405	213
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (h)	277	265
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (h)	270	2
Class M6, 0.7588% 6/25/36 (h)	97	0*
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (h)	77	60
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (h)	74	47
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (h)	42	32
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (h)	81	67
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (h)	500	271
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (c)(h)	426	245
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (h)	27	5
Class M1, 1.3888% 8/25/32 (h)	48	24
Series 2003-NC1 Class M1, 1.8838% 11/25/32 (h)	312	182
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (h)	646	481
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	3,078	582
Series 2006-3 Class A1, 0.3388% 9/25/19 (h)	758	727
Series 2006-4:
Class A1, 0.3388% 3/25/25 (h)	709	662
Class D, 1.4088% 5/25/32 (h)	590	14
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3888% 1/25/34 (h)	911	515
Series 2005-4 Class M2, 0.8188% 9/25/35 (h)	1,132	317
Series 2005-D Class M2, 0.7788% 2/25/36 (h)	236	14
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	233	137
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (h)	513	474
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (c)(h)	449	175
Series 2006-1A Class A, 1.7163% 3/20/11 (c)(h)	933	345
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9588% 11/25/34 (h)	272	174
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (h)	127	117
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (h)	173	159
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (h)	$ 221	$ 131
Class M3, 1.5588% 9/25/34 (h)	422	85
Class M4, 1.7588% 9/25/34 (h)	542	54
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (h)	318	44
Series 2004-WHQ2 Class M1, 0.8988% 2/25/35 (h)	923	660
Series 2004-WWF1 Class M3, 1.0488% 2/25/35 (h)	158	64
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (h)	612	329
Class M3, 0.8688% 1/25/35 (h)	379	150
Class M4, 1.1388% 1/25/35 (h)	1,171	200
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (h)	1,440	41
Class M9, 2.1888% 5/25/35 (h)	469	7
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.3788% 9/25/36 (h)	163	161
Class M4, 0.6688% 9/25/36 (h)	1,353	4
Class M5, 0.6988% 9/25/36 (h)	177	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (c)(h)	1,702	1,517
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (h)	407	10
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (h)	251	229
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (h)	4	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (h)	1,498	720
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (c)(h)	788	552
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (h)	1,009	454
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (h)	160	107
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (h)	69	11
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (h)	109	49
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (c)(h)	1,038	306
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (h)	2,672	1,970
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (h)	$ 7,179	$ 7,028
Class B, 0.6244% 9/15/11 (h)	3,929	2,986
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (h)	776	732
Class B, 0.6444% 1/15/12 (h)	675	513
Class C, 0.9444% 1/15/12 (h)	1,072	515
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.4444% 6/15/12 (h)	2,279	2,063
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (h)	23	6
Series 2003-6HE Class A1, 0.7788% 11/25/33 (h)	29	9
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (c)(h)	1,067	24
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	631	591
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (h)	2,716	2,635
Class C, 0.6944% 10/17/11 (h)	3,202	3,042
Series 2007-1 Class C, 0.7144% 6/15/12 (h)	2,910	2,183
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	3,929	1,361
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	704	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (h)	478	8
Class M7, 1.1088% 10/25/36 (h)	145	1
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (c)(h)	5,553	4,703
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	6,858	7,118
Series 2007-A5A Class A5, 1.0944% 10/15/14 (c)(h)	1,020	1,008
Series 2007-C1 Class C1, 0.7444% 5/15/14 (c)(h)	3,382	3,157
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0*
Series 2006-2 Class A2, 0.4088% 7/25/36 (h)	613	566
Series 2007-2 Class A1, 0.3988% 4/25/37 (h)	491	406
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (c)(h)	1,419	170
TOTAL ASSET-BACKED SECURITIES (Cost $157,310)		141,440
Collateralized Mortgage Obligations - 1.9%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.9%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (c)(h)	$ 531	$ 398
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (c)(h)	1,868	1,771
Class 2M, 1.0544% 2/17/52 (c)(h)	1,271	1,166
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (c)(h)	1,163	500
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (h)	1,123	168
Class C, 5.8768% 4/10/49 (h)	2,997	420
Class D, 5.8768% 4/10/49 (h)	1,500	195
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.1855% 9/25/33 (h)	371	319
Series 2003-J Class 2A2, 5.2883% 11/25/33 (h)	1,731	1,486
Series 2003-K Class 1A1, 5.2036% 12/25/33 (h)	53	47
Series 2003-L Class 2A1, 5.2897% 1/25/34 (h)	601	524
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (h)	966	813
Series 2004-A Class 2A1, 5.4582% 2/25/34 (h)	1,142	989
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (h)	59	50
Class 2A2, 4.6035% 3/25/34 (h)	337	286
Series 2004-C Class 1A1, 4.131% 4/25/34 (h)	96	81
Series 2004-D Class 2A1, 3.9318% 5/25/34 (h)	681	576
Series 2004-L Class 2A1, 4.3717% 1/25/35 (h)	521	433
Series 2005-H:
Class 1A1, 5.3265% 9/25/35 (h)	676	528
Class 2A2, 4.8018% 9/25/35 (h)	811	297
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (c)(h)(j)	40,408	2,913
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9845% 8/25/33 (h)	1,021	799
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (h)	2,300	1,169
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (h)	429	218
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (h)	541	264
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8273% 2/25/37 (h)	1,620	1,394
Series 2007-A2 Class 2A1, 5.1817% 7/25/37 (h)	1,791	1,602
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (h)	1,372	1,205
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.5098% 8/25/34 (h)	$ 1,389	$ 1,233
Class A4, 3.8446% 8/25/34 (h)	1,209	1,061
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,533	207
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (c)(h)	1,372	1,130
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (h)	51	51
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (h)	262	99
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (h)	42	21
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (h)	95	55
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (h)	20	10
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (h)	339	182
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (h)	545	258
Class 5A2, 0.6288% 1/25/36 (h)	245	114
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (h)	74	39
Class 6M2, 0.7888% 6/25/35 (h)	1,170	227
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (h)	128	57
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (h)	328	178
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (h)	12	6
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (h)	25	14
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (h)	117	67
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (h)	33	18
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (h)	20	14
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (h)	1,871	1,465
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (h)	2,725	859
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (h)	438	386
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (h)	43	21
Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (h)	1,567	1,186
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (c)(h)	$ 2,266	$ 1,789
Class C2, 1.5769% 10/18/54 (c)(h)	760	356
Class M2, 1.3569% 10/18/54 (c)(h)	1,302	854
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (c)(h)	1,945	966
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (c)(h)	2,469	1,117
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (c)(h)	4,767	286
Series 2006-2 Class C1, 0.7863% 12/20/54 (h)	4,245	297
Series 2006-3 Class C2, 0.8163% 12/20/54 (h)	890	45
Series 2006-4:
Class B1, 0.4063% 12/20/54 (h)	2,991	508
Class C1, 0.6963% 12/20/54 (h)	1,828	110
Class M1, 0.4863% 12/20/54 (h)	788	87
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (h)	1,473	103
Class 1M1, 0.4663% 12/20/54 (h)	958	96
Class 2C1, 0.7463% 12/20/54 (h)	672	47
Class 2M1, 0.5663% 12/20/54 (h)	1,230	123
Series 2007-2 Class 2C1, 0.765% 12/17/54 (h)	1,704	102
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (h)	341	39
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.8984% 9/25/34 (h)	240	162
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (h)	465	315
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (h)	334	151
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (c)(h)	605	511
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (h)	120	70
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (h)	197	53
Series 2005-1:
Class M4, 1.0588% 4/25/35 (h)	24	2
Class M5, 1.0788% 4/25/35 (h)	24	3
Class M6, 1.1288% 4/25/35 (h)	9	1
Series 2005-3 Class A1, 0.5488% 8/25/35 (h)	480	235
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (h)	22	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	$ 187	$ 184
Class A3, 5.447% 6/12/47 (h)	2,602	2,087
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9517% 8/25/36 (h)	1,633	1,176
Series 2004-A1 Class 2A1, 4.5098% 2/25/34 (h)	950	838
Series 2004-A3 Class 4A1, 4.2869% 7/25/34 (h)	2,569	2,297
Series 2006-A2 Class 5A1, 5.1365% 11/25/33 (h)	1,929	1,714
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	617	502
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (c)(h)	364	165
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (h)	44	26
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (h)	1,132	450
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	485	369
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (h)	1,400	617
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (c)(h)	165	82
Class C, 0.5344% 6/15/22 (c)(h)	1,010	455
Class D, 0.5444% 6/15/22 (c)(h)	389	117
Class E, 0.5544% 6/15/22 (c)(h)	622	155
Class F, 0.5844% 6/15/22 (c)(h)	1,121	247
Class G, 0.6544% 6/15/22 (c)(h)	233	47
Class H, 0.6744% 6/15/22 (c)(h)	467	70
Class J, 0.7144% 6/15/22 (c)(h)	545	54
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (h)	167	108
Series 2003-B Class A1, 0.6488% 4/25/28 (h)	184	119
Series 2003-D Class A, 0.6188% 8/25/28 (h)	156	98
Series 2003-E Class A2, 2.0813% 10/25/28 (h)	259	170
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (h)	428	257
Class A2D, 2.3063% 11/25/29 (h)	62	42
Series 2004-G Class A2, 2.15% 1/25/30 (h)	208	139
Series 2005-A Class A2, 2.0013% 2/25/30 (h)	199	125
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (h)	$ 598	$ 404
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (h)	1,293	6
Series 2004-A4 Class A1, 3.9375% 8/25/34 (h)	1,895	1,590
Series 2005-A2:
Class A2, 4.4844% 2/25/35 (h)	1,168	947
Class A7, 4.4844% 2/25/35 (h)	1,782	1,330
Series 2006-A6 Class A4, 5.3866% 10/25/33 (h)	1,431	1,209
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	5,874	5,342
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (h)	212	137
Class A2, 0.7588% 12/25/34 (h)	286	190
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (h)	240	125
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (h)	2,447	1,123
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (h)	1,939	82
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (h)	1,627	1,233
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (h)	414	306
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (h)	4,144	3,168
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7319% 7/10/35 (c)(h)	1,052	498
Class B6, 3.2319% 7/10/35 (c)(h)	2,099	933
Series 2003-CB1:
Class B3, 1.8319% 6/10/35 (c)(h)	820	422
Class B4, 2.0319% 6/10/35 (c)(h)	1,638	778
Class B5, 2.6319% 6/10/35 (c)(h)	1,118	521
Class B6, 3.1319% 6/10/35 (c)(h)	663	310
Series 2004-A:
Class B4, 1.5819% 2/10/36 (c)(h)	625	209
Class B5, 2.0819% 2/10/36 (c)(h)	416	133
Series 2004-B:
Class B4, 1.4819% 2/10/36 (c)(h)	275	83
Class B5, 1.9319% 2/10/36 (c)(h)	213	57
Class B6, 2.3819% 2/10/36 (c)(h)	126	30
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 1.3319% 9/10/36 (c)(h)	$ 353	$ 99
Class B5, 1.7319% 9/10/36 (c)(h)	395	98
Class B6, 2.1319% 9/10/36 (c)(h)	148	33
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (h)	1,230	949
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	182	166
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (h)	198	133
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2753% 7/25/34 (h)	958	751
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (c)(h)	218	143
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (c)(h)	21	21
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	195	151
Series 2006-C2 Class H, 6.308% 7/18/33 (c)	194	148
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (h)	123	83
Series 2004-10 Class A4, 4.5188% 11/20/34 (h)	177	109
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (h)	529	315
Series 2004-4 Class A, 4.4388% 5/20/34 (h)	644	441
Series 2004-5 Class A3, 1.5925% 6/20/34 (h)	252	164
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (h)	195	124
Class A3B, 2.3038% 7/20/34 (h)	37	23
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (h)	199	119
Class A3B, 2.1388% 7/20/34 (h)	25	14
Series 2005-1 Class A2, 1.7513% 2/20/35 (h)	309	197
Series 2005-2 Class A2, 2.03% 3/20/35 (h)	406	239
Series 2005-3 Class A1, 0.5163% 5/20/35 (h)	199	105
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (h)	417	7
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (c)(h)	72	31
Series 2003-15A Class 4A, 5.4553% 4/25/33 (h)	912	754
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.: - continued
Series 2003-20 Class 1A1, 5.5% 7/25/33	$ 578	$ 499
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (h)	2,597	1,080
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (h)	75	72
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (h)	22	22
Series 2003-AR8 Class A, 4.2538% 8/25/33 (h)	946	779
Series 2005-AR3 Class A2, 4.6397% 3/25/35 (h)	2,694	2,143
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5433% 11/25/34 (h)	876	747
Class A9, 4.5433% 11/25/34 (h)	2,188	1,527
Series 2005-AR12 Class 2A6, 4.1484% 7/25/35 (h)	3,423	2,927
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (h)	2,025	1,625
Series 2006-AR8 Class 3A1, 5.2373% 4/25/36 (h)	24,929	19,421
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $126,174)		108,133
Commercial Mortgage Securities - 8.6%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (h)	1,605	1,134
Class A2, 6.8991% 2/14/43 (h)	1,009	1,024
Class A3, 6.9491% 2/14/43 (h)	1,089	1,039
Class PS1, 1.4493% 2/14/43 (h)(j)	5,712	193
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (h)	1,602	1,509
Series 2006-3 Class A4, 5.889% 7/10/44 (h)	8,540	6,560
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	491	491
Series 2006-5:
Class A1, 5.185% 7/10/11	1,064	1,059
Class A2, 5.317% 9/10/47	5,295	4,919
Class A3, 5.39% 9/10/47	1,913	1,596
Series 2006-6 Class A3, 5.369% 12/10/16	2,744	2,320
Series 2007-2 Class A1, 5.421% 4/10/49	283	285
Series 2007-4 Class A3, 6.0024% 2/10/51 (h)	1,368	1,137
Series 2006-5 Class XP, 0.832% 9/10/47 (j)	21,759	409
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6:
Class E, 5.619% 10/10/45 (c)	$ 793	$ 95
Class XP, 0.4315% 10/10/45 (h)(j)	7,982	111
Series 2007-3:
Class A3, 5.6582% 6/10/49 (h)	2,291	1,791
Class A4, 5.8374% 6/10/49 (h)	2,860	2,088
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	426	433
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,313
Series 2004-2:
Class A3, 4.05% 11/10/38	1,856	1,780
Class A4, 4.153% 11/10/38	1,740	1,580
Series 2004-4 Class A3, 4.128% 7/10/42	967	959
Series 2005-1 Class A3, 4.877% 11/10/42	4,728	4,594
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	1,228	1,226
Series 2001-3 Class H, 6.562% 4/11/37 (c)	767	693
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	343	223
Class K, 6.15% 5/11/35 (c)	638	440
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	4,262	3,908
Series 2005-6 Class A3, 5.3515% 9/10/47 (h)	2,470	2,377
Series 2007-1 Class B, 5.543% 1/15/49	826	196
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (c)(h)	589	295
Class D, 0.7044% 3/15/22 (c)(h)	597	269
Class E, 0.7444% 3/15/22 (c)(h)	493	222
Class F, 0.8144% 3/15/22 (c)(h)	489	220
Class G, 0.8744% 3/15/22 (c)(h)	317	120
Series 2006-BIX1:
Class C, 0.5244% 10/15/19 (c)(h)	882	512
Class D, 0.5544% 10/15/19 (c)(h)	1,077	474
Class E, 0.5844% 10/15/19 (c)(h)	998	379
Class F, 0.6544% 10/15/19 (c)(h)	2,273	909
Class G, 0.6744% 10/15/19 (c)(h)	856	300
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (c)(h)	81	39
Series 2004-1:
Class A, 0.6688% 4/25/34 (c)(h)	1,046	680
Class B, 2.2088% 4/25/34 (c)(h)	116	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class M1, 0.8688% 4/25/34 (c)(h)	$ 94	$ 50
Class M2, 1.5088% 4/25/34 (c)(h)	85	37
Series 2004-2:
Class A, 0.7388% 8/25/34 (c)(h)	795	596
Class M1, 0.8888% 8/25/34 (c)(h)	181	97
Series 2004-3:
Class A1, 0.6788% 1/25/35 (c)(h)	1,635	1,063
Class A2, 0.7288% 1/25/35 (c)(h)	236	141
Class M1, 0.8088% 1/25/35 (c)(h)	283	158
Class M2, 1.3088% 1/25/35 (c)(h)	183	85
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (c)(h)	1,496	826
Class M1, 0.7388% 8/25/35 (c)(h)	88	33
Class M2, 0.7888% 8/25/35 (c)(h)	145	50
Class M3, 0.8088% 8/25/35 (c)(h)	80	26
Class M4, 0.9188% 8/25/35 (c)(h)	74	23
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (c)(h)	653	371
Class A2, 0.7088% 11/25/35 (c)(h)	547	287
Class M1, 0.7488% 11/25/35 (c)(h)	131	50
Class M2, 0.7988% 11/25/35 (c)(h)	98	35
Class M3, 0.8188% 11/25/35 (c)(h)	88	30
Class M4, 0.9088% 11/25/35 (c)(h)	110	36
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (c)(h)	1,520	760
Class B1, 1.7088% 1/25/36 (c)(h)	132	35
Class M1, 0.7588% 1/25/36 (c)(h)	490	228
Class M2, 0.7788% 1/25/36 (c)(h)	147	65
Class M3, 0.8088% 1/25/36 (c)(h)	215	89
Class M4, 0.9188% 1/25/36 (c)(h)	119	46
Class M5, 0.9588% 1/25/36 (c)(h)	119	43
Class M6, 1.0088% 1/25/36 (c)(h)	126	43
Series 2006-1:
Class A2, 0.6688% 4/25/36 (c)(h)	231	114
Class M1, 0.6888% 4/25/36 (c)(h)	140	52
Class M2, 0.7088% 4/25/36 (c)(h)	148	52
Class M3, 0.7288% 4/25/36 (c)(h)	127	43
Class M4, 0.8288% 4/25/36 (c)(h)	72	23
Class M5, 0.8688% 4/25/36 (c)(h)	70	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M6, 0.9488% 4/25/36 (c)(h)	$ 140	$ 40
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (c)(h)	4,061	2,295
Class A2, 0.5888% 7/25/36 (c)(h)	210	110
Class B1, 1.1788% 7/25/36 (c)(h)	133	37
Class B3, 3.0088% 7/25/36 (c)(h)	118	29
Class M1, 0.6188% 7/25/36 (c)(h)	220	83
Class M2, 0.6388% 7/25/36 (c)(h)	155	55
Class M3, 0.6588% 7/25/36 (c)(h)	128	44
Class M4, 0.7288% 7/25/36 (c)(h)	147	48
Class M5, 0.7788% 7/25/36 (c)(h)	107	33
Class M6, 0.8488% 7/25/36 (c)(h)	159	47
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (c)(h)	138	37
Class B2, 1.6588% 10/25/36 (c)(h)	169	36
Class B3, 2.9088% 10/25/36 (c)(h)	162	27
Class M4, 0.7388% 10/25/36 (c)(h)	153	57
Class M5, 0.7888% 10/25/36 (c)(h)	183	62
Class M6, 0.8688% 10/25/36 (c)(h)	358	113
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (c)(h)	654	367
Class A2, 0.5788% 12/25/36 (c)(h)	3,341	1,396
Class B1, 1.0088% 12/25/36 (c)(h)	175	37
Class B2, 1.5588% 12/25/36 (c)(h)	181	35
Class B3, 2.7588% 12/25/36 (c)(h)	178	31
Class M1, 0.5988% 12/25/36 (c)(h)	213	68
Class M2, 0.6188% 12/25/36 (c)(h)	143	43
Class M3, 0.6488% 12/25/36 (c)(h)	145	41
Class M4, 0.7088% 12/25/36 (c)(h)	174	47
Class M5, 0.7488% 12/25/36 (c)(h)	159	41
Class M6, 0.8288% 12/25/36 (c)(h)	143	34
Series 2007-1:
Class A2, 0.5788% 3/25/37 (c)(h)	728	346
Class B1, 0.9788% 3/25/37 (c)(h)	231	61
Class B2, 1.4588% 3/25/37 (c)(h)	168	40
Class B3, 3.6588% 3/25/37 (c)(h)	457	75
Class M1, 0.5788% 3/25/37 (c)(h)	205	95
Class M2, 0.5988% 3/25/37 (c)(h)	153	66
Class M3, 0.6288% 3/25/37 (c)(h)	210	87
Class M4, 0.6788% 3/25/37 (c)(h)	172	67
Class M5, 0.7288% 3/25/37 (c)(h)	171	62
Class M6, 0.8088% 3/25/37 (c)(h)	238	75
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (c)(h)	$ 1,894	$ 1,051
Class A2, 0.6288% 7/25/37 (c)(h)	1,774	931
Class B1, 1.9088% 7/25/37 (c)(h)	532	128
Class B2, 2.5588% 7/25/37 (c)(h)	463	100
Class B3, 3.6588% 7/25/37 (c)(h)	520	107
Class M1, 0.6788% 7/25/37 (c)(h)	605	281
Class M2, 0.7188% 7/25/37 (c)(h)	315	139
Class M3, 0.7988% 7/25/37 (c)(h)	319	132
Class M4, 0.9588% 7/25/37 (c)(h)	663	226
Class M5, 1.0588% 7/25/37 (c)(h)	585	184
Class M6, 1.3088% 7/25/37 (c)(h)	744	216
Series 2007-3:
Class A2, 0.5988% 7/25/37 (c)(h)	813	327
Class B1, 1.2588% 7/25/37 (c)(h)	469	108
Class B2, 1.9088% 7/25/37 (c)(h)	1,206	241
Class B3, 4.3088% 7/25/37 (c)(h)	626	105
Class M1, 0.6188% 7/25/37 (c)(h)	413	130
Class M2, 0.6488% 7/25/37 (c)(h)	441	128
Class M3, 0.6788% 7/25/37 (c)(h)	709	193
Class M4, 0.8088% 7/25/37 (c)(h)	1,117	300
Class M5, 0.9088% 7/25/37 (c)(h)	566	137
Class M6, 1.1088% 7/25/37 (c)(h)	430	106
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (c)(h)	229	55
Class B2, 3.7588% 9/25/37 (c)(h)	827	183
Class M1, 1.2588% 9/25/37 (c)(h)	222	103
Class M2, 1.3588% 9/25/37 (c)(h)	222	92
Class M4, 1.9088% 9/25/37 (c)(h)	563	191
Class M5, 2.0588% 9/25/37 (c)(h)	563	177
Class M6, 2.2588% 9/25/37 (c)(h)	564	164
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(j)	4,039	44
Series 2007-5A Class IO, 1.5496% 10/25/37 (c)(j)	8,523	618
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (c)(h)	639	418
Class H, 0.9944% 3/15/19 (c)(h)	429	120
Class J, 1.1944% 3/15/19 (c)(h)	323	48
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (c)(h)	436	218
Class E, 0.6444% 3/15/22 (c)(h)	2,267	1,043
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class F, 0.6944% 3/15/22 (c)(h)	$ 1,391	$ 598
Class G, 0.7444% 3/15/22 (c)(h)	357	139
Class H, 0.8944% 3/15/22 (c)(h)	436	157
Class J, 1.0444% 3/15/22 (c)(h)	436	122
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	831	828
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,717	1,566
Series 2005-PWR9 Class A2, 4.735% 9/11/42	8,685	8,342
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,773	1,455
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,302	1,287
Series 2007 PW17 Class A4, 5.694% 6/11/50	14,079	11,374
Series 2007-PW16 Class A4, 5.9089% 6/11/40 (h)	803	678
Series 2007-PW17 Class A1, 5.282% 6/11/50	563	549
Series 2007-PW18 Class A2, 5.613% 6/11/50	11,400	10,429
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	493	483
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (c)(h)(j)	12,856	119
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	4,346
Series 2006-PW14 Class X2, 0.8435% 12/11/38 (c)(h)(j)	19,965	431
Series 2006-T22:
Class A1, 5.415% 4/12/38 (h)	256	255
Class A4, 5.4635% 4/12/38 (h)	172	155
Series 2007-PW15:
Class A1, 5.016% 2/11/44	252	251
Class X2, 0.3635% 2/11/44 (c)(h)(j)	20,260	274
Series 2007-PW16:
Class B, 5.713% 6/11/40 (c)	220	51
Class C, 5.713% 6/11/40 (c)	183	38
Class D, 5.713% 6/11/40 (c)	183	37
Series 2007-PW18 Class X2, 0.3443% 6/11/50 (c)(h)(j)	136,744	1,935
Series 2007-T26 Class X2, 0.1255% 1/12/45 (c)(h)(j)	18,386	110
Series 2007-T28:
Class A1, 5.422% 9/11/42	248	243
Class X2, 0.1822% 9/11/42 (c)(h)(j)	68,708	484
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (c)(h)	840	364
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1:
floater:
Series 2005-F10A:
Class G, 6.625% 5/15/35 (c)	$ 1,612	$ 1,349
Class XCL, 0.8163% 5/15/35 (c)(h)(j)	22,266	883
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	550	541
Class F, 7.734% 1/15/32	298	292
Series 2000-3 Class G 6.887% 10/15/32 (c)	5,748	3,313
Series 2001-245 Class A2, 6.275% 2/12/16 (c)(h)	1,395	1,408
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	188	188
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (c)(h)	7	5
Class F, 0.6544% 8/16/21 (c)(h)	490	132
Class G, 0.6744% 11/15/36 (c)(h)	352	88
Class H, 0.7144% 11/15/36 (c)(h)	282	65
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	2,332	653
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	1,528	1,545
Class A2, 5.8884% 12/10/49 (h)	1,370	1,292
Class A4, 5.8884% 12/10/49 (h)	3,103	2,427
Series 2007-FL3A Class A2, 0.4844% 4/15/22 (c)(h)	4,955	2,230
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (h)	572	483
Series 2007-CD4:
Class A1, 4.977% 12/11/49	403	396
Class A2A, 5.237% 12/11/49	1,221	1,122
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,106
Class C, 5.476% 12/11/49	2,583	194
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	212	208
Series 2007-C3 Class A3, 5.8202% 5/15/46 (h)	1,372	1,141
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	576
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5744% 4/15/17 (c)(h)	3,073	1,782
Class C, 0.6144% 4/15/17 (c)(h)	1,104	630
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class D, 0.6544% 4/15/17 (c)(h)	$ 753	$ 390
Class E, 0.7144% 4/15/17 (c)(h)	240	114
Class F, 0.7544% 4/15/17 (c)(h)	136	60
Class G, 0.8944% 4/15/17 (c)(h)	136	56
Class H, 0.9644% 4/15/17 (c)(h)	136	54
Class J, 1.1944% 4/15/17 (c)(h)	104	40
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (c)(h)	2,165	1,011
Class D, 0.6844% 11/15/17 (c)(h)	113	51
Class E, 0.7344% 11/15/17 (c)(h)	399	170
Class F, 0.7944% 11/15/17 (c)(h)	305	123
Class G, 0.8444% 11/15/17 (c)(h)	211	80
Series 2006-FL12 Class AJ, 0.4744% 12/15/20 (c)(h)	1,955	988
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	129	127
Series 2006-C8 Class A3, 5.31% 12/10/46	3,910	3,266
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,319	2,082
Series 2007-C9 Class A4, 5.8162% 12/10/49 (h)	3,036	2,444
Series 2006-C8 Class B, 5.44% 12/10/46	2,376	665
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	624	633
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,778	997
Series 2007-C2:
Class A1, 5.269% 1/15/49	134	132
Class A3, 5.542% 1/15/49 (h)	2,744	1,977
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	162	161
Class A4, 5.9124% 6/15/39 (h)	825	602
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	6,575
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,242	903
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (c)(h)	4,895	1,224
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (c)(h)	40	8
Class SHDC, 1.3444% 7/15/19 (c)(h)	19	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
floater:
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (c)(h)	$ 11	$ 2
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,199	1,205
Series 2000-C1 Class A2, 7.545% 4/15/62	1,774	1,799
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,312
Series 2004-C1:
Class A3, 4.321% 1/15/37	488	477
Class A4, 4.75% 1/15/37	639	580
Series 1998-C1 Class D, 7.17% 5/17/40	1,485	1,472
Series 1999-C1 Class E, 8.0655% 9/15/41 (h)	1,418	1,377
Series 2001-CK6 Class AX, 0.645% 9/15/18 (j)	4,011	71
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (c)(h)(j)	12,851	433
Series 2004-C1 Class ASP, 0.953% 1/15/37 (c)(h)(j)	74,214	1,164
Series 2006-C1 Class A3, 5.711% 2/15/39 (h)	7,244	6,339
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4944% 2/15/22 (c)(h)	519	208
Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (c)(h)	1,479	488
0.6144% 2/15/22 (c)(h)	528	143
Class F, 0.6644% 2/15/22 (c)(h)	1,056	264
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	156	155
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (h)(j)	26,883	392
Class B, 5.487% 2/15/40 (c)(h)	2,097	398
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	5,312	5,423
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	408
Class G, 6.936% 3/15/33 (c)	903	748
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	4,737
Series 2001-1 Class X1, 1.0497% 5/15/33 (c)(h)(j)	14,249	232
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	392	120
Series 2007-C1 Class XP, 0.1974% 12/10/49 (h)(j)	17,196	132
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.8287% 12/10/41 (h)(j)	$ 7,474	$ 76
Series 2005-C1 Class X2, 0.7105% 5/10/43 (h)(j)	10,081	105
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (c)(h)	516	219
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	876	880
Series 2007-GG11:
Class A1, 5.358% 12/10/49	907	879
Class A2, 5.597% 12/10/49	2,744	2,386
Series 2007-GG9:
Class A1, 5.233% 3/10/39	224	222
Class A4, 5.444% 3/10/39	3,989	3,138
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (c)(h)(j)	34,920	539
Series 2006-GG7:
Class A3, 6.1142% 7/10/38 (h)	3,617	3,216
Class A4, 5.9165% 7/10/38 (h)	10,620	8,725
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(j)	34,576	339
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (c)(h)	69	50
Class D, 0.6944% 6/6/20 (c)(h)	327	186
Class E, 0.7844% 6/6/20 (c)(h)	379	208
Class F, 0.8544% 6/6/20 (c)(h)	662	331
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (c)(h)	802	553
Class D, 0.7844% 3/6/20 (c)(h)	8,011	5,528
Class F, 0.8944% 3/6/20 (c)(h)	66	45
Class G, 0.9344% 3/6/20 (c)(h)	33	22
Class H, 1.0644% 3/6/20 (c)(h)	566	374
Class J, 1.2644% 3/6/20 (c)(h)	811	523
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	2,155	2,311
Series 2004-GG2 Class A4, 4.964% 8/10/38	425	395
Series 2001-LIBA Class C, 6.733% 2/14/16 (c)	678	728
Series 2005-GG4 Class XP, 0.6995% 7/10/39 (c)(h)(j)	33,618	531
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	8,045	7,843
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	$ 2,058	$ 1,942
Class A4, 5.56% 11/10/39 (h)	10,543	8,564
Series 2007-GG10:
Class A1, 5.69% 8/10/45	294	288
Class A2, 5.778% 8/10/45	654	596
Class A4, 5.7992% 8/10/45 (h)	837	640
Series 2007-GG10 Class B, 5.9932% 8/10/45 (h)	1,715	239
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.875% 4/15/45 (h)	9,200	7,681
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5144% 11/15/18 (c)(h)	1,148	608
Class C, 0.5544% 11/15/18 (c)(h)	815	416
Class D, 0.5744% 11/15/18 (c)(h)	231	104
Class E, 0.6244% 11/15/18 (c)(h)	330	142
Class F, 0.6744% 11/15/18 (c)(h)	495	208
Class G, 0.7044% 11/15/18 (c)(h)	431	172
Class H, 0.8444% 11/15/18 (c)(h)	330	115
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (h)	4,080	3,428
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	2,066	1,780
Series 2006-CB17 Class A4, 5.429% 12/12/43	713	569
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	688
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	652	554
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (h)	4,812	3,672
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	5,176
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (h)	3,852	3,541
Class A4, 6.0069% 6/15/49 (h)	2,036	1,592
Series 2007-LDP10 Class A1, 5.122% 1/15/49	146	146
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,776	2,837
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (h)	1,235	235
Series 2005-CB13 Class E, 5.35% 1/12/43 (c)(h)	694	118
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	351
Series 2007-CB19:
Class B, 5.7442% 2/12/49	117	27
Class C, 5.7462% 2/12/49	307	64
Class D, 5.7462% 2/12/49	322	64
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	$ 262	$ 55
Class CS, 5.466% 1/15/49 (h)	113	23
Class ES, 5.5455% 1/15/49 (c)(h)	709	99
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	566	555
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,539	1,554
Series 2007-C3:
Class F, 5.9388% 7/15/44 (h)	272	27
Class G, 5.9388% 7/15/44 (c)(h)	481	45
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	521	436
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,456	2,495
Series 2001-C2 Class A2, 6.653% 11/15/27	263	266
Series 2001-C3 Class A1, 6.058% 6/15/20	110	111
Series 2006-C1 Class A2, 5.084% 2/15/31	658	642
Series 2006-C3 Class A1, 5.478% 3/15/39	136	136
Series 2006-C6:
Class A1, 5.23% 9/15/39	210	212
Class A2, 5.262% 9/15/39 (h)	2,394	2,291
Series 2006-C7:
Class A1, 5.279% 11/15/38	97	98
Class A2, 5.3% 11/15/38	1,509	1,370
Class A3, 5.347% 11/15/38	1,022	823
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	132	133
Class A4, 5.424% 2/15/40	6,714	4,965
Series 2007-C2:
Class A1, 5.226% 2/15/40	122	121
Class A3, 5.43% 2/15/40	661	467
Series 2000-C5 Class E, 7.29% 12/15/32	96	91
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,637
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,149
Series 2003-C3 Class XCP, 1.0324% 3/11/37 (c)(h)(j)	5,757	58
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	199	199
Series 2005-C3 Class XCP, 0.9277% 7/15/40 (h)(j)	5,423	89
Series 2006-C3 Class A3 5.689% 3/15/32	620	543
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (h)(j)	$ 8,502	$ 172
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	3,018	423
Class D, 5.563% 2/15/40 (h)	549	66
Class E, 5.582% 2/15/40 (h)	274	30
Class XCP, 0.6696% 2/15/40 (h)(j)	3,348	55
Series 2007-C2 Class XCP, 0.715% 2/15/40 (h)(j)	15,798	281
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,714	1,266
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	3,549
Class XCP, 0.3124% 9/15/45 (h)(j)	112,874	1,376
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (c)	392	369
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (c)	2,077	1,662
Class C, 4.13% 11/20/37 (c)	5,919	4,025
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (c)(h)	440	176
Class E, 0.6344% 9/15/21 (c)(h)	1,586	476
Class F, 0.6844% 9/15/21 (c)(h)	906	249
Class G, 0.7044% 9/15/21 (c)(h)	1,791	448
Class H, 0.7444% 9/15/21 (c)(h)	462	104
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,497
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,410	4,412
Series 2007-C1 Class A1, 4.533% 6/12/50	682	663
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (h)	2,253	2,191
Series 2005-LC1 Class F, 5.378% 1/12/44 (c)(h)	1,194	242
Series 2006-C1 Class A2, 5.6116% 5/12/39 (h)	1,935	1,871
Series 2007-C1 Class A4, 6.0224% 6/12/50 (h)	5,194	3,925
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	1,998
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (h)	639	468
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,460	1,292
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	1,179	1,016
Series 2007-5:
Class A1, 4.275% 12/12/11	111	108
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A3, 5.364% 8/12/48	$ 535	$ 428
Class A4, 5.378% 8/12/48	55	37
Class B, 5.479% 2/12/17	4,116	830
Series 2007-6 Class A1, 5.175% 3/12/51	131	129
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	4,802	3,395
Series 2007-8 Class A1, 4.622% 8/12/49	241	234
Series 2006-2 Class A4, 5.9093% 6/12/46 (h)	833	717
Series 2006-4 Class XP, 0.6211% 12/12/49 (h)(j)	25,244	544
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,372	300
Series 2007-7 Class B, 5.75% 6/12/50	1,765	392
Series 2007-8 Class A3, 6.1556% 8/12/49 (h)	1,183	908
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (c)(h)	23	19
Class H, 0.735% 8/15/19 (c)(h)	109	76
Class J, 0.805% 8/15/19 (c)(h)	82	53
Series 2006-XLF:
Class C, 1.545% 7/15/19 (c)(h)	653	65
Class F, 0.665% 7/15/19 (c)(h)	1,321	964
Class G, 0.705% 7/15/19 (c)(h)	750	338
Series 2007-XCLA Class A1, 0.545% 7/17/17 (c)(h)	2,158	1,079
Series 2007-XLCA Class B, 0.8444% 7/17/17 (c)(h)	1,578	142
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (c)(h)	788	221
Class D, 0.535% 10/15/20 (c)(h)	529	132
Class E, 0.595% 10/15/20 (c)(h)	662	132
Class F, 0.645% 10/15/20 (c)(h)	397	72
Class G, 0.685% 10/15/20 (c)(h)	491	74
Class H, 0.775% 10/15/20 (c)(h)	309	31
Class J, 0.925% 10/15/20 (c)(h)	353	28
Class MHRO, 1.035% 10/15/20 (c)(h)	340	37
Class MJPM, 1.345% 10/15/20 (c)(h)	137	12
Class MSTR, 1.045% 10/15/20 (c)(h)	247	35
Class NHRO, 1.235% 10/15/20 (c)(h)	511	46
Class NSTR, 1.195% 10/15/20 (c)(h)	228	25
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (c)(h)(j)	4,859	78
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	$ 395	$ 400
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	1,883
Series 2006-HQ10:
Class A1, 5.131% 11/12/41	474	472
Class A4, 5.328% 11/12/41	4,496	3,757
Series 2006-T23 Class A1, 5.682% 8/12/41	1,301	1,303
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	216	214
Class A31, 5.439% 2/12/44 (h)	10,884	9,351
Series 2007-IQ13 Class A1, 5.05% 3/15/44	223	218
Series 2007-IQ14 Class A1, 5.38% 4/15/49	502	493
Series 2007-IQ15 Class A4, 5.8807% 6/11/49 (h)	6,250	5,078
Series 2007-IQ16 Class A4, 5.809% 12/12/49	13,930	10,977
Series 2007-T25 Class A2, 5.507% 11/12/49	1,349	1,189
Series 2007-T27 Class A4, 5.804% 6/11/42	5,025	4,197
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (c)(h)(j)	9,930	128
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (c)(h)(j)	18,874	412
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (h)	2,128	1,982
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	2,036	396
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (h)	2,277	2,063
Class A4, 5.7708% 10/15/42 (h)	412	348
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	243
Series 2006-T23 Class A3, 5.8075% 8/12/41 (h)	700	614
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	2,488	417
Series 2007-HQ12:
Class A4, 5.8107% 4/12/49 (h)	7,259	5,492
Series A1, 5.519% 4/12/49 (h)	321	313
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	2,058	1,492
Class AAB, 5.654% 4/15/49	3,010	2,737
Class B, 5.914% 4/15/49	337	53
Series 2007-T25 Class A3, 5.514% 11/12/49	33,625	27,650
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (c)(h)	2,159	173
Class D, 1.0444% 7/17/17 (c)(h)	1,016	71
Class E, 1.1444% 7/17/17 (c)(h)	826	50
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	55	56
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	$ 2,464	$ 2,499
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (c)	131	118
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (c)(h)	102	92
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	220	226
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (c)	1,166	1,188
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (c)(h)	1,013	506
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (c)(h)	1,377	413
Class F, 0.6844% 8/11/18 (c)(h)	1,490	343
Class G, 0.7044% 8/11/18 (c)(h)	1,411	282
Class J, 0.9444% 8/11/18 (c)(h)	314	31
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (c)(h)	93	19
Class AP2, 1.1444% 6/15/20 (c)(h)	154	15
Class F, 0.8244% 6/15/20 (c)(h)	2,987	597
Class LXR1, 1.0444% 6/15/20 (c)(h)	169	34
Class LXR2, 1.1444% 6/15/20 (c)(h)	2,036	204
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	467	462
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	2,743	2,703
Series 2003-C8 Class A3, 4.445% 11/15/35	5,975	5,757
Series 2006-C24 Class A2, 5.506% 3/15/45	1,127	1,125
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,158
Series 2006-C29 Class A3, 5.313% 11/15/48	3,644	3,117
Series 2007-C30:
Class A1, 5.031% 12/15/43	210	208
Class A3, 5.246% 12/15/43	1,178	1,077
Class A4, 5.305% 12/15/43	403	331
Class A5, 5.342% 12/15/43	1,468	1,023
Series 2007-C31:
Class A1, 5.14% 4/15/47	120	119
Class A4, 5.509% 4/15/47	3,101	2,120
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (h)	1,646	1,499
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A3, 5.929% 6/15/49 (h)	$ 19,610	$ 13,809
Series 2003-C6 Class G, 5.125% 8/15/35 (c)	652	306
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (c)(h)	1,055	881
Class 180B, 5.3979% 10/15/41 (c)(h)	480	410
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	508
Series 2005-C22:
Class B, 5.355% 12/15/44 (h)	3,042	1,065
Class F, 5.355% 12/15/44 (c)(h)	2,288	366
Series 2006-C25 Class AM, 5.9263% 5/15/43 (h)	718	379
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,372	144
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	4,116	453
Class D, 5.513% 12/15/43 (h)	2,195	209
Class XP, 0.4317% 12/15/43 (c)(h)(j)	16,872	266
Series 2007-C31 Class C, 5.6906% 4/15/47 (h)	5,657	679
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,411
Series 2007-C32:
Class D, 5.929% 6/15/49 (h)	1,031	113
Class E, 5.929% 6/15/49 (h)	1,625	163
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (h)	908	642
Series 2007-C33 Class B, 5.9024% 2/15/51 (h)	2,307	346
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $494,048)		488,940
Municipal Securities - 0.7%

California Gen. Oblig.:
7.5% 4/1/34	20,125	19,485
7.55% 4/1/39	24,527	23,707
TOTAL MUNICIPAL SECURITIES (Cost $45,136)		43,192
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	498
Fixed-Income Funds - 21.4%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	850,347	$ 64,125
Fidelity Corporate Bond 1-5 Year Central Fund (i)	1,443,189	140,956
Fidelity Mortgage Backed Securities Central Fund (i)	8,738,601	883,210
Fidelity Specialized High Income Central Fund (i)	1,533,667	129,779
TOTAL FIXED-INCOME FUNDS (Cost $1,256,269)		1,218,070
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $4,291)	$ 4,291	3,820
Cash Equivalents - 1.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $72,193)	$ 72,193	72,193
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $5,980,049)		5,801,857
NET OTHER ASSETS - (2.0)%		(112,698)
NET ASSETS - 100%		$ 5,689,159
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)

	Oct. 2034	$ 952	$ (730)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	868	(817)
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	13,600	588
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	2,119
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	9,200	(9,016)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	25,000	(24,500)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	18,700	(18,326)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)

	Sept. 2037	$ 5,600	$ (5,488)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	10,200	(9,996)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (g)	Sept. 2037	16,700	(16,366)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (f)	August 2034	694	(512)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (f)	Oct. 2034	884	(499)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (f)	April 2032	262	(194)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (f)	March 2034	75	(10)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)

	Feb. 2034	$ 4	$ (3)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (f)	Sept. 2010	11,200	(181)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (f)	March 2013	13,500	(2,139)
TOTAL CREDIT DEFAULT SWAPS		138,089	(86,070)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.4248% and pay quarterly a floating rate based on 3-month LIBOR with Barclays Bank	Oct. 2018	100,000	7,110
		$ 238,089	$ (78,960)
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $395,851,000 or 7.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $118,539,000 of which $26,855,000 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$72,193,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 3,184
Bank of America, NA	6,130
Barclays Capital, Inc.	10,215
Credit Suisse Securities (USA) LLC	505
Deutsche Bank Securities, Inc.	11,291
HSBC Securities (USA), Inc.	10,217
ING Financial Markets LLC	3,406
J.P. Morgan Securities, Inc.	23,839
Mizuho Securities USA, Inc.	1,703
Societe Generale, New York Branch	1,703
$ 72,193
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,881
Fidelity Commercial Mortgage-Backed Securities Central Fund	24,375
Fidelity Corporate Bond 1-5 Year Central Fund	11,306
Fidelity Mortgage Backed Securities Central Fund	63,266
Fidelity Specialized High Income Central Fund	10,644
Fidelity Ultra-Short Central Fund	6,268
Total	$ 120,740
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 273,953	$ 4,002	$ 187,218	$ 64,125	10.9%
Fidelity Commercial Mortgage-Backed Securities Central Fund	804,720	20,444	674,829 *	-	0.0%
Fidelity Corporate Bond 1-5 Year Central Fund	454,435	8,948	302,613	140,956	40.8%
Fidelity Mortgage Backed Securities Central Fund	1,998,004	49,233	1,212,669	883,210	12.4%
Fidelity Specialized High Income Central Fund	195,170	35,955	80,902	129,779	30.2%
Fidelity Ultra-Short Central Fund	806,565	-	678,853 *	-	0.0%
Total	$ 4,532,847	$ 118,582	$ 3,137,084	$ 1,218,070
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,801,857	$ 1,218,070	$ 4,509,079	$ 74,708
Other Financial Instruments*	$ (78,960)	$ -	$ 6,476	$ (85,436)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 714	$ (38,155)
Total Realized Gain (Loss)	(16,061)	-*
Total Unrealized Gain (Loss)	(1,726)	30,448
Cost of Purchases	97,900	-
Proceeds of Sales	(53,158)	-
Amortization/Accretion	(12,489)	-
Transfer in/out of Level 3	59,528	(77,729)
Ending Balance	$ 74,708	$ (85,436)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(37,360,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,104,074,000. Net unrealized depreciation aggregated $302,217,000, of which $98,776,000 related to appreciated investment securities and $400,993,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $113,839,000 representing 2.0% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Investment Grade
Bond Fund

May 31, 2009

1.873112.100

LIG-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 3,911,000	$ 3,943,383
5.875% 3/15/11	1,452,000	1,469,958
		5,413,341
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	5,740,000	5,893,315
Trustees of Princeton Univ 5.7% 3/1/39	8,900,000	8,736,596
		14,629,911
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,635,000	1,696,111
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	2,962,000	3,003,761
5.375% 1/15/16	6,000,000	5,517,798
5.875% 1/15/36	3,125,000	2,308,591
		10,830,150
Media - 1.9%
AOL Time Warner, Inc.:
6.75% 4/15/11	10,492,000	10,989,352
6.875% 5/1/12	1,706,000	1,796,044
Comcast Cable Communications, Inc. 6.75% 1/30/11	357,000	379,180
Comcast Corp.:
4.95% 6/15/16	7,822,000	7,478,380
5.5% 3/15/11	267,000	279,286
5.7% 5/15/18	6,074,000	6,024,740
5.85% 1/15/10	43,000	43,919
5.9% 3/15/16	3,813,000	3,851,397
6.45% 3/15/37	18,770,000	17,658,816
COX Communications, Inc.:
4.625% 1/15/10	1,497,000	1,503,623
4.625% 6/1/13	3,122,000	3,014,378
6.25% 6/1/18 (e)	8,278,000	7,964,587
6.45% 12/1/36 (e)	5,828,000	4,982,841
6.95% 6/1/38 (e)	2,887,000	2,567,623
Liberty Media Corp.:
5.7% 5/15/13	3,485,000	2,970,963
8.25% 2/1/30	7,833,000	5,248,110
News America Holdings, Inc. 7.75% 12/1/45	2,466,000	1,948,944
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
4.75% 3/15/10	$ 170,000	$ 171,801
5.3% 12/15/14	612,000	620,163
6.15% 3/1/37	5,610,000	4,447,451
6.2% 12/15/34	7,989,000	6,518,808
6.9% 3/1/19 (e)	16,816,000	16,985,842
Time Warner Cable, Inc.:
5.4% 7/2/12	1,708,000	1,740,469
5.85% 5/1/17	17,523,000	17,307,292
6.2% 7/1/13	1,624,000	1,696,349
6.75% 7/1/18	22,463,000	23,204,054
8.75% 2/14/19	1,671,000	1,916,386
Time Warner, Inc.:
5.875% 11/15/16	3,002,000	2,898,101
6.5% 11/15/36	8,223,000	6,681,352
Viacom, Inc.:
6.125% 10/5/17	15,798,000	14,682,503
6.25% 4/30/16	6,675,000	6,380,366
6.75% 10/5/37	3,475,000	2,896,135
		186,849,255
Specialty Retail - 0.3%
Staples, Inc. 9.75% 1/15/14	26,214,000	28,904,290
TOTAL CONSUMER DISCRETIONARY		248,323,058
CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	52,000	45,350
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (e)	9,087,000	9,117,142
7.2% 1/15/14 (e)	8,300,000	8,902,588
7.75% 1/15/19 (e)	14,500,000	15,596,882
8.2% 1/15/39 (e)	6,469,000	6,898,729
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,259,032
Diageo Capital PLC:
5.2% 1/30/13	1,963,000	2,026,334
5.75% 10/23/17	5,133,000	5,226,215
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (e)	$ 9,570,000	$ 8,454,272
PepsiCo, Inc. 7.9% 11/1/18	3,519,000	4,213,436
		62,739,980
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
1.5613% 6/1/10 (g)	1,605,000	1,587,668
6.036% 12/10/28 (e)	1,594,017	1,312,864
6.302% 6/1/37 (g)	14,630,000	9,948,400
		12,848,932
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (e)	2,169,000	2,049,156
General Mills, Inc.:
5.2% 3/17/15	2,184,000	2,270,751
5.65% 2/15/19	4,179,000	4,275,635
Kraft Foods, Inc.:
4.125% 11/12/09	2,608,000	2,638,887
5.625% 11/1/11	2,558,000	2,719,903
6% 2/11/13	4,100,000	4,360,227
6.125% 2/1/18	2,333,000	2,380,652
6.25% 6/1/12	5,918,000	6,420,125
6.75% 2/19/14	1,258,000	1,368,504
6.875% 2/1/38	3,703,000	3,746,747
		32,230,587
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,251,000	1,307,311
Tobacco - 0.8%
Altria Group, Inc.:
9.25% 8/6/19	4,577,000	5,063,494
9.7% 11/10/18	30,842,000	35,100,694
9.95% 11/10/38	5,667,000	6,328,634
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,805,129
5.65% 5/16/18	2,251,000	2,303,295
6.375% 5/16/38	5,236,000	5,266,877
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 8,242,000	$ 7,769,610
7.25% 6/15/37	16,364,000	12,998,072
		78,635,805
TOTAL CONSUMER STAPLES		187,762,615
ENERGY - 3.1%
Energy Equipment & Services - 0.5%
BJ Services Co. 6% 6/1/18	5,845,000	5,254,088
DCP Midstream LLC:
6.75% 9/15/37 (e)	2,991,000	2,093,924
9.75% 3/15/19 (e)	7,949,000	8,294,193
Halliburton Co.:
6.15% 9/15/19	10,687,000	11,268,886
7.45% 9/15/39	2,100,000	2,285,388
Transocean Ltd.:
5.25% 3/15/13	2,423,000	2,500,030
6% 3/15/18	2,050,000	2,054,350
6.8% 3/15/38	1,665,000	1,687,594
Weatherford International Ltd.:
4.95% 10/15/13	1,218,000	1,151,542
5.15% 3/15/13	5,097,000	4,892,412
6% 3/15/18	2,317,000	2,059,074
9.625% 3/1/19	8,627,000	9,736,242
		53,277,723
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Finance Co. 6.75% 5/1/11	3,007,000	3,135,348
Anadarko Petroleum Corp.:
5.95% 9/15/16	2,731,000	2,612,065
6.45% 9/15/36	5,255,000	4,375,828
BW Group Ltd. 6.625% 6/28/17 (e)	2,067,000	1,560,585
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,144,000	3,217,632
5.7% 5/15/17	3,750,000	3,611,501
5.9% 2/1/18	1,160,000	1,138,581
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	2,881,000	2,888,260
Chevron Corp. 3.95% 3/3/14	10,246,000	10,490,838
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips:
4.4% 5/15/13	$ 20,500,000	$ 21,107,702
4.75% 2/1/14	737,000	765,658
5.75% 2/1/19	12,956,000	13,322,305
6.5% 2/1/39	5,173,000	5,346,027
Devon Energy Corp.:
5.625% 1/15/14	1,638,000	1,717,428
6.3% 1/15/19	3,000,000	3,104,652
Duke Capital LLC 6.25% 2/15/13	699,000	712,706
Duke Energy Field Services:
5.375% 10/15/15 (e)	855,000	708,342
6.45% 11/3/36 (e)	10,500,000	7,075,845
6.875% 2/1/11	1,617,000	1,635,494
7.875% 8/16/10	3,833,000	3,919,898
El Paso Natural Gas Co. 5.95% 4/15/17	653,000	605,772
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	1,184,000	1,250,869
Enbridge Energy Partners LP:
5.875% 12/15/16	1,262,000	1,088,788
6.5% 4/15/18	1,657,000	1,514,133
9.875% 3/1/19	2,048,000	2,298,536
EnCana Corp. 4.75% 10/15/13	930,000	926,762
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,018,000	2,080,526
Enterprise Products Operating LP:
4.625% 10/15/09	1,360,000	1,363,287
5.6% 10/15/14	1,367,000	1,343,626
5.65% 4/1/13	487,000	483,777
EOG Resources, Inc. 5.625% 6/1/19	4,409,000	4,513,229
Gazstream SA 5.625% 7/22/13 (e)	3,708,104	3,559,780
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)	2,700,000	2,604,614
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	8,929,000	9,132,313
Lukoil International Finance BV 6.656% 6/7/22 (e)	793,000	602,680
Nakilat, Inc. 6.067% 12/31/33 (e)	12,062,000	9,090,647
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (e)	2,454,000	1,815,960
Nexen, Inc.:
5.05% 11/20/13	2,688,000	2,617,037
5.2% 3/10/15	635,000	571,188
5.875% 3/10/35	4,330,000	3,436,686
6.4% 5/15/37	5,410,000	4,622,142
NGPL PipeCo LLC 6.514% 12/15/12 (e)	4,388,000	4,385,946
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust:
1.8644% 12/3/12 (e)(g)	$ 4,867,000	$ 4,587,148
2.62% 6/15/10 (e)(g)	871,000	862,290
Petro-Canada:
6.05% 5/15/18	2,920,000	2,729,014
6.8% 5/15/38	4,427,000	4,032,687
Petroleos Mexicanos 8% 5/3/19 (e)	4,516,000	4,935,988
Plains All American Pipeline LP:
6.125% 1/15/17	5,000,000	4,611,305
7.75% 10/15/12	1,648,000	1,652,710
8.75% 5/1/19	6,779,000	7,503,004
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (e)	2,087,000	2,196,547
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (e)	871,000	864,859
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	1,901,000	1,911,085
Source Gas LLC 5.9% 4/1/17 (e)	2,476,000	1,790,700
Spectra Energy Capital, LLC 6.2% 4/15/18	5,000,000	4,810,535
Suncor Energy, Inc.:
6.1% 6/1/18	8,697,000	8,361,731
6.5% 6/15/38	1,052,000	891,326
6.85% 6/1/39	4,623,000	4,154,713
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	3,821,274
TEPPCO Partners LP:
5.9% 4/15/13	2,263,000	2,130,540
6.65% 4/15/18	6,296,000	5,792,666
7.55% 4/15/38	4,104,000	3,520,058
Texas Eastern Transmission LP 6% 9/15/17 (e)	12,691,000	12,714,225
TransCanada PipeLines Ltd. 6.35% 5/15/67 (g)	1,656,000	1,092,960
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	2,751,518
Valero Energy Corp. 6.625% 6/15/37	4,006,000	3,287,476
XTO Energy, Inc.:
5% 1/31/15	1,222,000	1,191,793
5.65% 4/1/16	839,000	838,781
5.9% 8/1/12	5,715,000	5,976,467
6.25% 8/1/17	4,098,000	4,237,672
6.75% 8/1/37	2,159,000	2,142,596
		257,748,661
TOTAL ENERGY		311,026,384
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 12.2%
Capital Markets - 2.8%
Bear Stearns Companies, Inc.:
0.8425% 8/21/09 (g)	$ 818,000	$ 817,737
1.2406% 10/22/10 (g)	1,635,000	1,611,176
1.3919% 7/16/09 (g)	402,000	402,426
1.5538% 9/9/09 (g)	888,000	887,383
4.245% 1/7/10	850,000	853,472
4.5% 10/28/10	1,281,000	1,315,526
5.3% 10/30/15	818,000	771,523
5.85% 7/19/10	2,634,000	2,719,321
6.95% 8/10/12	9,796,000	10,592,532
BlackRock, Inc. 6.25% 9/15/17	14,238,000	13,936,411
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,126,000	4,124,667
5.45% 11/1/12	4,635,000	4,748,900
5.95% 1/18/18	6,982,000	6,657,574
6% 5/1/14	10,000,000	10,167,310
6.15% 4/1/18	5,268,000	5,085,606
6.6% 1/15/12	1,196,000	1,263,605
6.75% 10/1/37	2,875,000	2,410,184
6.875% 1/15/11	191,000	201,474
7.5% 2/15/19	33,996,000	35,772,291
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	2,350,000	2,101,995
6.5% 6/15/12	2,916,000	2,404,615
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,277,448
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	31,232,400
Lazard Group LLC:
6.85% 6/15/17	4,815,000	4,164,778
7.125% 5/15/15	7,698,000	6,716,998
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	21,968,000	20,477,208
6.15% 4/25/13	1,774,000	1,706,375
6.4% 8/28/17	629,000	570,123
6.875% 4/25/18	11,986,000	11,123,715
Morgan Stanley:
1.3994% 1/9/12 (g)	3,083,000	2,799,346
1.4494% 1/9/14 (g)	20,074,000	16,614,567
4.75% 4/1/14	555,000	507,802
5.05% 1/21/11	2,128,000	2,151,327
5.25% 11/2/12	158,000	158,223
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.45% 1/9/17	$ 599,000	$ 548,497
5.95% 12/28/17	1,521,000	1,428,903
6% 5/13/14	9,250,000	9,295,325
6.6% 4/1/12	3,997,000	4,163,239
6.625% 4/1/18	7,475,000	7,389,643
6.75% 4/15/11	584,000	608,200
7.3% 5/13/19	31,503,000	32,269,846
Northern Trust Corp.:
4.625% 5/1/14	2,018,000	2,035,603
5.5% 8/15/13	763,000	796,449
Scotland International Finance No. 2 BV 7.7% 8/15/10 (e)	634,000	618,551
State Street Corp. 4.3% 5/30/14	1,850,000	1,845,789
The Bank of New York, Inc. 4.95% 11/1/12	2,701,000	2,808,824
UBS AG Stamford Branch:
5.75% 4/25/18	6,739,000	6,045,308
5.875% 12/20/17	2,087,000	1,894,314
		280,094,529
Commercial Banks - 1.8%
American Express Bank FSB:
5.5% 4/16/13	7,769,000	7,452,304
6% 9/13/17	403,000	359,879
ANZ National International Ltd. 6.2% 7/19/13 (e)	713,000	727,779
Bank of America NA 6% 10/15/36	3,342,000	2,529,894
Bank One Corp.:
5.25% 1/30/13	6,298,000	6,318,475
7.875% 8/1/10	483,000	505,459
BB&T Capital Trust IV 6.82% 6/12/77 (g)	500,000	345,767
BB&T Corp. 6.5% 8/1/11	869,000	887,810
Chase Manhattan Corp. 7.875% 6/15/10	1,085,000	1,135,763
Credit Suisse (Guernsey) Ltd. 5.86%	5,543,000	3,694,410
Credit Suisse First Boston 6% 2/15/18	23,160,000	21,524,140
Credit Suisse First Boston New York Branch 5% 5/15/13	8,253,000	8,212,321
Credit Suisse New York Branch 5.5% 5/1/14	5,930,000	5,989,294
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (e)(g)	4,170,000	3,523,650
Export-Import Bank of Korea:
5.125% 2/14/11	2,041,000	2,075,407
5.25% 2/10/14 (e)	3,328,000	3,223,351
5.5% 10/17/12	1,577,000	1,611,741
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 1,539,000	$ 1,001,313
8.25% 3/1/38	7,658,000	5,876,902
HBOS PLC 6.75% 5/21/18 (e)	4,594,000	3,257,651
HSBC Holdings PLC:
1.3659% 10/6/16 (g)	932,000	737,494
6.5% 5/2/36	4,703,000	4,298,349
6.5% 9/15/37	2,054,000	1,862,758
JPMorgan Chase Bank 6% 10/1/17	1,359,000	1,305,568
KeyBank NA:
5.8% 7/1/14	726,000	653,776
7% 2/1/11	786,000	771,710
KeyCorp Capital Trust VII 5.7% 6/15/35	6,761,000	4,880,063
Korea Development Bank:
4.625% 9/16/10	1,189,000	1,199,900
4.75% 7/20/09	608,000	607,331
5.75% 9/10/13	2,804,000	2,774,740
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (e)(g)	397,000	303,722
National City Bank, Cleveland:
4.15% 8/1/09	5,182,000	5,175,844
4.5% 3/15/10	1,909,000	1,918,801
PNC Funding Corp.:
1.1794% 1/31/12 (g)	4,181,000	3,702,393
7.5% 11/1/09	1,416,000	1,442,786
Rabobank Capital Funding Trust II 5.26% (e)(g)	398,000	306,460
Regions Bank 6.45% 6/26/37	1,312,000	755,271
Santander Issuances SA Unipersonal:
1.6475% 6/20/16 (e)(g)	2,846,000	1,864,130
5.805% 6/20/16 (e)(g)	2,939,000	2,229,625
Standard Chartered Bank 6.4% 9/26/17 (e)	16,591,000	14,129,244
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(g)	2,050,000	1,414,576
Union Planters Corp. 7.75% 3/1/11	419,000	401,798
UnionBanCal Corp. 5.25% 12/16/13	463,000	430,502
US Bancorp 4.2% 5/15/14	13,800,000	13,740,412
Wachovia Bank NA:
4.875% 2/1/15	913,000	808,089
5.85% 2/1/37	7,795,000	5,786,221
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
1.23% 4/23/12 (g)	$ 379,000	$ 348,648
1.2613% 10/15/11 (g)	2,807,000	2,626,636
1.3113% 12/1/09 (g)	759,000	752,678
4.875% 2/15/14	734,000	697,726
5.625% 10/15/16	12,375,000	10,559,241
5.75% 6/15/17	2,050,000	1,959,540
5.75% 2/1/18	4,000,000	3,838,008
Wells Fargo & Co.:
4.2% 1/15/10	1,842,000	1,866,163
5.625% 12/11/17	4,685,000	4,459,014
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	3,796,643
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	376,000	384,745
		185,043,915
Consumer Finance - 1.5%
American Express Co.:
6.15% 8/28/17	5,000,000	4,468,025
7.25% 5/20/14	15,000,000	15,313,545
American Express Credit Corp. 5.875% 5/2/13	407,000	395,067
American General Finance Corp. 6.9% 12/15/17	2,275,000	1,125,481
Capital One Financial Corp.:
1.5725% 9/10/09 (g)	2,290,000	2,243,866
7.375% 5/23/14	8,890,000	9,159,758
Discover Financial Services:
1.8613% 6/11/10 (g)	2,812,000	2,644,424
6.45% 6/12/17	15,109,000	12,259,246
General Electric Capital Corp.:
5.625% 9/15/17	3,505,000	3,365,827
5.625% 5/1/18	10,000,000	9,550,520
5.875% 1/14/38	3,000,000	2,428,773
5.9% 5/13/14	28,973,000	29,194,528
6.375% 11/15/67 (g)	10,755,000	7,592,707
Household Finance Corp.:
6.375% 10/15/11	1,300,000	1,315,092
7% 5/15/12	327,000	333,972
HSBC Finance Corp.:
5.25% 1/14/11	848,000	849,080
5.25% 1/15/14	683,000	659,989
MBNA America Bank NA 7.125% 11/15/12 (e)	450,000	423,027
MBNA Corp. 7.5% 3/15/12	1,043,000	1,019,874
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Nelnet, Inc. 7.4% 9/29/36 (g)	$ 1,743,000	$ 784,350
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)	2,967,000	2,841,980
ORIX Corp. 5.48% 11/22/11	269,000	236,977
SLM Corp.:
1.2319% 7/27/09 (g)	1,163,000	1,149,642
1.2519% 7/26/10 (g)	32,145,000	28,289,239
1.3219% 10/25/11 (g)	10,097,000	7,287,510
1.3919% 1/27/14 (g)	918,000	556,294
1.52% 3/15/11 (g)	542,000	425,137
4.5% 7/26/10	5,350,000	4,935,375
5.375% 1/15/13	2,851,000	2,113,304
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)	254,052	256,592
		153,219,201
Diversified Financial Services - 1.8%
Bank of America Corp.:
5.75% 12/1/17	6,722,000	6,003,976
7.4% 1/15/11	6,053,000	6,176,021
BP Capital Markets PLC 5.25% 11/7/13	1,942,000	2,060,874
BTM Curacao Holding NV 1.6194% 12/19/16 (e)(g)	1,843,000	1,426,559
CIT Group, Inc. 1.3938% 6/8/09 (g)	819,000	816,807
Citigroup, Inc.:
0.9444% 5/18/11 (g)	1,965,000	1,794,194
5.3% 10/17/12	10,566,000	10,130,427
5.5% 4/11/13	26,194,000	25,122,011
6.125% 5/15/18	24,224,000	21,611,078
6.5% 1/18/11	914,000	923,071
6.5% 8/19/13	10,812,000	10,714,422
CME Group, Inc. 5.75% 2/15/14	3,786,000	3,992,788
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	3,921,000	4,074,299
6.375% 5/15/38	4,171,000	4,408,209
ILFC E-Capital Trust I 5.9% 12/21/65 (e)(g)	2,094,000	795,720
International Lease Finance Corp.:
5.4% 2/15/12	2,002,000	1,530,755
5.65% 6/1/14	4,670,000	3,502,687
6.375% 3/25/13	8,051,000	6,262,599
6.625% 11/15/13	1,902,000	1,450,868
JPMorgan Chase & Co.:
4.75% 5/1/13	10,000,000	10,282,310
4.891% 9/1/15 (g)	1,907,000	1,496,995
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.6% 6/1/11	$ 1,495,000	$ 1,575,575
5.75% 1/2/13	1,550,000	1,586,492
6% 1/15/18	10,000,000	9,952,760
6.3% 4/23/19	10,326,000	10,273,430
6.75% 2/1/11	263,000	275,953
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)	1,533,000	1,586,727
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	6,106,000	3,941,460
5.5% 1/15/14 (e)	4,102,000	2,775,544
5.7% 4/15/17 (e)	1,185,000	690,452
TECO Finance, Inc. 7% 5/1/12	7,905,000	7,939,679
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)	2,263,000	1,966,117
ZFS Finance USA Trust I 6.15% 12/15/65 (e)(g)	1,507,000	987,085
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(g)	6,323,000	4,173,180
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(g)	1,622,000	997,384
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(g)	7,241,000	4,779,060
		178,077,568
Insurance - 1.4%
Allstate Corp.:
6.2% 5/16/14	7,894,000	8,182,644
7.45% 5/16/19	7,609,000	7,948,468
Assurant, Inc.:
5.625% 2/15/14	4,837,000	4,122,604
6.75% 2/15/34	1,374,000	903,088
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	5,073,755
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	10,095,000	7,639,492
Jackson National Life Global Funding 5.375% 5/8/13 (e)	526,000	499,672
Liberty Mutual Group, Inc.:
6.5% 3/15/35 (e)	416,000	232,091
6.7% 8/15/16 (e)	6,494,000	4,685,668
10.75% 6/15/88 (e)(g)	3,501,000	2,170,620
Lincoln National Corp. 7% 5/17/66 (g)	972,000	563,760
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	4,434,000	4,976,735
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)	9,000,000	9,465,705
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (e)(g)	$ 11,610,000	$ 10,332,900
MetLife, Inc.:
5% 6/15/15	813,000	751,336
6.125% 12/1/11	692,000	721,283
6.75% 6/1/16	9,220,000	9,382,254
7.717% 2/15/19	7,227,000	7,680,444
Metropolitan Life Global Funding I:
4.625% 8/19/10 (e)	2,306,000	2,329,699
5.125% 11/9/11 (e)	3,091,000	3,161,747
5.125% 4/10/13 (e)	5,256,000	5,188,634
Monumental Global Funding II 5.65% 7/14/11 (e)	4,154,000	4,013,562
Monumental Global Funding III 5.5% 4/22/13 (e)	1,539,000	1,451,138
New York Life Global Funding 4.65% 5/9/13 (e)	3,983,000	3,929,715
Pacific Life Global Funding 5.15% 4/15/13 (e)	8,660,000	8,158,300
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (e)	4,894,000	3,725,376
Prudential Financial, Inc.:
5.15% 1/15/13	1,514,000	1,423,914
5.4% 6/13/35	1,034,000	772,025
5.5% 3/15/16	974,000	924,345
5.7% 12/14/36	873,000	709,965
8.875% 6/15/68 (g)	2,077,000	1,640,830
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(g)	10,034,000	5,697,867
Symetra Financial Corp. 6.125% 4/1/16 (e)	7,887,000	5,928,508
The Chubb Corp.:
5.75% 5/15/18	1,125,000	1,133,839
6.5% 5/15/38	1,859,000	1,856,505
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	873,000	912,945
		138,291,433
Real Estate Investment Trusts - 1.9%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,144,496
6.3% 6/1/13	4,012,000	3,577,296
Arden Realty LP 5.2% 9/1/11	937,000	961,771
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	4,663,090
5.375% 4/15/14	2,899,000	2,721,309
5.5% 1/15/12	7,019,000	6,950,958
6.625% 9/15/11	1,328,000	1,362,139
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09	$ 2,157,000	$ 2,122,339
5.625% 12/15/10	11,010,000	10,041,032
5.7% 5/1/17	2,242,000	1,471,391
5.75% 4/1/12	4,335,000	3,587,741
BRE Properties, Inc. 5.75% 9/1/09	427,000	428,159
Camden Property Trust:
4.375% 1/15/10	1,034,000	1,041,295
5.375% 12/15/13	459,000	419,645
5.875% 11/30/12	4,706,000	4,489,670
Colonial Properties Trust:
4.8% 4/1/11	314,000	293,710
5.5% 10/1/15	5,754,000	4,377,074
6.875% 8/15/12	2,050,000	1,766,850
Colonial Realty LP 6.05% 9/1/16	3,862,000	2,946,895
CPG Partners LP 6% 1/15/13	711,000	700,412
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,506,000	2,222,930
5% 5/3/10	4,370,000	3,931,532
5.25% 4/15/11	5,061,000	4,155,992
5.375% 10/15/12	3,148,000	2,196,545
Duke Realty LP:
4.625% 5/15/13	439,000	353,853
5.25% 1/15/10	317,000	314,766
5.4% 8/15/14	6,098,000	4,790,516
5.5% 3/1/16	4,387,000	3,270,171
5.625% 8/15/11	4,060,000	3,801,512
5.875% 8/15/12	824,000	737,535
5.95% 2/15/17	1,514,000	1,110,278
6.25% 5/15/13	6,453,000	5,564,856
6.5% 1/15/18	5,533,000	4,100,208
Equity One, Inc.:
6% 9/15/17	3,410,000	2,528,846
6.25% 1/15/17	2,204,000	1,689,093
Equity Residential 5.125% 3/15/16	8,850,000	7,846,720
Federal Realty Investment Trust:
5.4% 12/1/13	3,290,000	2,870,299
6% 7/15/12	3,426,000	3,103,123
6.2% 1/15/17	1,491,000	1,212,894
Hospitality Properties Trust 5.625% 3/15/17	839,000	616,007
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 1,821,000	$ 1,446,382
6.25% 6/15/17	861,000	650,055
6.65% 1/15/18	3,097,000	2,474,042
Liberty Property LP:
5.125% 3/2/15	593,000	480,122
5.5% 12/15/16	3,772,000	2,911,856
6.375% 8/15/12	1,893,000	1,753,751
6.625% 10/1/17	10,980,000	8,780,168
Mack-Cali Realty LP:
5.05% 4/15/10	4,316,000	4,191,458
7.75% 2/15/11	1,125,000	1,090,731
Reckson Operating Partnership LP:
5.15% 1/15/11	1,297,000	1,190,669
6% 3/31/16	1,066,000	760,253
Simon Property Group LP:
4.6% 6/15/10	4,210,000	4,181,793
4.875% 8/15/10	471,000	470,529
5% 3/1/12	253,000	245,238
5.1% 6/15/15	6,421,000	5,753,922
5.375% 6/1/11	1,896,000	1,872,211
5.45% 3/15/13	3,575,000	3,450,794
5.6% 9/1/11	1,900,000	1,883,130
5.75% 5/1/12	5,531,000	5,388,057
7.75% 1/20/11	1,496,000	1,537,638
Tanger Properties LP 6.15% 11/15/15	7,110,000	5,782,101
UDR, Inc. 5.5% 4/1/14	13,876,000	12,574,900
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,494,000	1,320,376
Washington (REIT) 5.95% 6/15/11	6,913,000	6,528,983
		192,204,107
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	4,297,000	3,833,513
5.5% 10/1/12	5,200,000	5,092,173
5.75% 6/15/17	16,162,000	14,403,526
6.625% 3/15/12	968,000	979,847
Post Apartment Homes LP:
5.45% 6/1/12	947,000	862,478
6.3% 6/1/13	6,412,000	5,766,247
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
4.95% 4/15/14	$ 427,000	$ 343,635
5.25% 8/1/15	1,490,000	1,180,901
5.875% 6/15/17	738,000	560,880
6.75% 1/15/12	5,098,000	4,823,881
		37,847,081
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13	2,479,000	2,329,058
5.65% 5/1/18	9,149,000	8,187,303
7.375% 5/15/14	14,629,000	15,395,794
7.625% 6/1/19	25,000,000	25,286,050
Countrywide Financial Corp.:
4.5% 6/15/10	335,000	331,390
5.8% 6/7/12	5,038,000	5,055,225
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,689,000	2,675,918
Independence Community Bank Corp.:
3.0275% 4/1/14 (g)	2,947,000	2,103,513
4.9% 9/23/10	1,185,000	1,158,885
World Savings Bank FSB 4.125% 12/15/09	337,000	340,537
		62,863,673
TOTAL FINANCIALS		1,227,641,507
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,066,000	2,144,715
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	927,984
6.3% 8/15/14	2,529,000	2,131,641
		3,059,625
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	2,009,000	2,144,688
6.45% 9/15/37	1,543,000	1,734,590
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,050,000	2,127,527
Eli Lilly & Co. 4.2% 3/6/14	4,896,000	5,030,160
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis Capital Corp. 4.125% 2/10/14	$ 2,049,000	$ 2,097,764
Pfizer, Inc. 6.2% 3/15/19	10,000,000	10,703,090
Roche Holdings, Inc. 5% 3/1/14 (e)	4,153,000	4,330,570
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	669,000	679,844
		28,848,233
TOTAL HEALTH CARE		34,052,573
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (e)	1,845,000	1,856,742
6.4% 12/15/11 (e)	572,000	602,298
Bombardier, Inc. 6.3% 5/1/14 (e)	5,136,000	4,494,000
United Technologies Corp. 6.125% 2/1/19	2,251,000	2,422,614
		9,375,654
Airlines - 0.7%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	276,295	262,480
7.024% 4/15/11	1,978,000	1,948,330
7.324% 4/15/11	6,413,000	6,332,838
7.858% 4/1/13	14,482,000	13,251,030
Continental Airlines, Inc.:
6.545% 8/2/20	1,632,191	1,468,972
6.648% 3/15/19	2,153,724	1,722,979
6.795% 2/2/20	66,442	48,502
6.82% 5/1/18	154,725	119,138
6.9% 7/2/19	606,865	497,630
7.056% 3/15/11	1,230,000	1,211,550
7.461% 10/1/16	3,346,098	2,509,574
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,847,413	4,677,931
7.57% 11/18/10	16,744,000	15,990,520
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	4,412,571	3,265,303
8.36% 7/20/20	9,807,924	7,846,340
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	3,782,777	2,799,255
6.071% 9/1/14	98,185	97,203
6.201% 3/1/10	21,758	21,540
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
6.602% 9/1/13	$ 176,181	$ 172,657
7.032% 4/1/12	1,015,491	990,104
7.186% 10/1/12	2,523,490	2,460,403
7.811% 4/1/11	2,012,847	2,173,875
		69,868,154
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (g)	3,016,000	2,887,018
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.15% 10/15/10	1,766,000	1,819,211
5.45% 10/15/12	432,000	459,860
6% 10/15/17	2,048,000	2,161,129
General Electric Co. 5.25% 12/6/17	8,512,000	8,431,059
		12,871,259
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (e)	427,000	406,764
Road & Rail - 0.1%
Canadian Pacific Railway Co. 5.95% 5/15/37	406,000	298,351
Norfolk Southern Corp. 5.75% 1/15/16 (e)	5,000,000	4,830,800
		5,129,151
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,599,000	2,001,230
TOTAL INDUSTRIALS		102,539,230
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
4.95% 2/15/19	7,418,000	7,462,938
5.9% 2/15/39	6,533,000	6,328,001
Nokia Corp.:
5.375% 5/15/19	8,706,000	8,642,646
6.625% 5/15/39	7,100,000	7,049,058
		29,482,643
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	6,150,000	5,511,335
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 2,709,000	$ 2,647,855
6.55% 10/1/17	5,245,000	4,651,948
7.125% 10/1/37	11,806,000	8,463,603
		21,274,741
Office Electronics - 0.1%
Xerox Corp.:
5.5% 5/15/12	1,120,000	1,101,090
8.25% 5/15/14	3,573,000	3,626,449
		4,727,539
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	5,324,000	5,139,933
6.375% 8/3/15	4,367,000	3,265,730
National Semiconductor Corp.:
1.57% 6/15/10 (g)	2,617,000	2,334,547
6.15% 6/15/12	4,014,000	3,853,328
		14,593,538
TOTAL INFORMATION TECHNOLOGY		70,078,461
MATERIALS - 1.2%
Chemicals - 0.4%
Agrium, Inc. 7.125% 5/23/36	3,680,000	3,119,864
Dow Chemical Co.:
7.6% 5/15/14	17,131,000	17,340,067
8.55% 5/15/19	19,612,000	19,610,078
E.I. du Pont de Nemours & Co. 5% 1/15/13	330,000	347,749
Lubrizol Corp. 8.875% 2/1/19	3,259,000	3,593,158
		44,010,916
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,281,000	1,076,095
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,197,000	1,202,908
6.4% 1/15/18	1,222,000	1,071,577
		2,274,485
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.8%
Anglo American Capital PLC:
9.375% 4/8/14 (e)	$ 6,996,000	$ 7,395,612
9.375% 4/8/19 (e)	8,928,000	9,491,178
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,381,000	1,452,503
5.5% 4/1/14	8,490,000	9,061,114
6.5% 4/1/19	8,490,000	9,246,756
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	2,818,000	3,026,673
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,264,000	7,094,545
6.5% 7/15/18	12,136,000	11,949,336
7.125% 7/15/28	7,314,000	6,578,672
8.95% 5/1/14	7,660,000	8,232,279
Vale Overseas Ltd. 6.25% 1/23/17	1,623,000	1,640,791
		75,169,459
Paper & Forest Products - 0.0%
International Paper Co. 7.4% 6/15/14	1,809,000	1,781,829
TOTAL MATERIALS		124,312,784
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	1,806,000	2,011,684
AT&T, Inc.:
5.8% 2/15/19	6,142,000	6,303,105
6.3% 1/15/38	5,000,000	4,696,850
6.7% 11/15/13	820,000	901,420
6.8% 5/15/36	7,223,000	7,194,325
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,228,000	5,501,947
British Telecommunications PLC 8.625% 12/15/10	1,899,000	2,015,359
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,579,000	4,693,475
5.875% 8/20/13	4,299,000	4,510,167
6.75% 8/20/18	4,944,000	5,268,870
SBC Communications, Inc.:
5.1% 9/15/14	1,516,000	1,570,647
5.875% 2/1/12	1,911,000	2,023,867
5.875% 8/15/12	683,000	728,932
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 4,047,000	$ 2,832,900
7.625% 1/30/11	4,081,000	4,029,988
Telecom Italia Capital SA:
4% 1/15/10	3,417,000	3,423,434
4.95% 9/30/14	6,856,000	6,508,058
5.25% 10/1/15	4,673,000	4,278,720
6.999% 6/4/18	4,029,000	3,932,655
7.2% 7/18/36	9,447,000	8,394,179
Telefonica Emisiones SAU:
1.3463% 2/4/13 (g)	1,680,000	1,583,187
5.855% 2/4/13	1,120,000	1,173,505
6.221% 7/3/17	4,604,000	4,828,114
6.421% 6/20/16	753,000	796,775
Telefonos de Mexico SA de CV 4.75% 1/27/10	4,335,000	4,408,695
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,191,028
6.1% 4/15/18	20,485,000	21,311,979
6.35% 4/1/19	7,155,000	7,518,689
6.4% 2/15/38	7,002,000	6,750,418
Verizon Global Funding Corp. 7.25% 12/1/10	1,916,000	2,050,643
Verizon New England, Inc. 6.5% 9/15/11	623,000	666,704
Verizon New York, Inc. 6.875% 4/1/12	1,855,000	1,949,086
		137,049,405
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 5.625% 11/15/17	1,264,000	1,223,389
Sprint Nextel Corp. 6% 12/1/16	9,496,000	7,715,500
Verizon Wireless Capital LLC:
5.55% 2/1/14 (e)	11,660,000	12,330,450
8.5% 11/15/18 (e)	2,460,000	2,984,546
Vodafone Group PLC:
5% 12/16/13	1,605,000	1,682,626
5.5% 6/15/11	1,929,000	2,043,685
5.625% 2/27/17	2,868,000	2,959,833
6.15% 2/27/37	8,370,000	8,501,242
7.75% 2/15/10	1,291,000	1,337,825
		40,779,096
TOTAL TELECOMMUNICATION SERVICES		177,828,501
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 3.4%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17	$ 6,458,000	$ 6,471,045
Baltimore Gas & Electric Co. 6.125% 7/1/13	3,284,000	3,354,527
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	7,585,000	7,682,012
8.875% 11/15/18	1,435,000	1,654,440
Commonwealth Edison Co.:
5.4% 12/15/11	10,651,000	11,024,105
5.8% 3/15/18	6,260,000	6,167,728
Duke Energy Carolinas LLC:
5.25% 1/15/18	1,743,000	1,777,138
6% 1/15/38	3,993,000	4,057,527
7% 11/15/18	1,978,000	2,270,250
EDP Finance BV:
5.375% 11/2/12 (e)	1,393,000	1,424,259
6% 2/2/18 (e)	15,876,000	15,698,490
Enel Finance International SA:
5.7% 1/15/13 (e)	541,000	557,356
6.25% 9/15/17 (e)	1,512,000	1,519,862
Exelon Corp.:
4.9% 6/15/15	22,411,000	20,108,942
6.75% 5/1/11	465,000	484,510
FirstEnergy Corp. 6.45% 11/15/11	1,378,000	1,441,817
Florida Power Corp.:
5.65% 6/15/18	2,323,000	2,445,952
6.4% 6/15/38	2,697,000	2,870,714
FPL Group Capital, Inc. 7.875% 12/15/15	2,106,000	2,418,777
Illinois Power Co. 6.125% 11/15/17	289,000	278,090
Jersey Central Power & Light Co. 7.35% 2/1/19	6,192,000	6,511,402
Nevada Power Co.:
6.5% 5/15/18	15,159,000	14,939,664
6.5% 8/1/18	1,097,000	1,080,780
Oncor Electric Delivery Co. 6.375% 5/1/12	8,891,000	9,138,437
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	2,528,000	2,577,180
PacifiCorp 6% 1/15/39	8,342,000	8,478,642
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	4,561,998
Pepco Holdings, Inc.:
4% 5/15/10	1,559,000	1,558,498
6.45% 8/15/12	2,607,000	2,693,537
7.45% 8/15/32	4,480,000	3,684,473
Potomac Electric Power Co. 7.9% 12/15/38	3,000,000	3,534,030
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	$ 11,570,000	$ 7,983,300
Progress Energy, Inc. 7.1% 3/1/11	2,365,000	2,531,252
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	3,570,952
Sierra Pacific Power Co. 5.45% 9/1/13	1,091,000	1,091,800
West Penn Power Co. 5.95% 12/15/17 (e)	220,000	196,650
Wisconsin Electric Power Co. 6.25% 12/1/15	2,105,000	2,223,482
		170,063,618
Gas Utilities - 0.2%
EQT Corp. 8.125% 6/1/19	15,922,000	16,424,658
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,827,000	2,630,900
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,167,000	2,255,212
		21,310,770
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	14,504,000	14,713,626
Duke Capital LLC 5.668% 8/15/14	6,931,000	6,764,975
Exelon Generation Co. LLC 5.35% 1/15/14	10,825,000	10,406,018
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,126,599
6.3% 7/15/13	5,310,000	5,527,976
6.5% 5/1/18	6,905,000	6,648,755
		46,187,949
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,250,000	1,056,321
CMS Energy Corp. 6.55% 7/17/17	9,180,000	7,908,396
Dominion Resources, Inc.:
4.75% 12/15/10	2,748,000	2,820,223
6.3% 9/30/66 (g)	6,749,000	4,066,273
7.5% 6/30/66 (g)	8,928,000	6,182,640
DTE Energy Co.:
7.05% 6/1/11	688,000	715,343
7.625% 5/15/14	3,712,000	3,834,303
KeySpan Corp. 7.625% 11/15/10	345,000	364,272
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	8,650,000	8,698,527
5.875% 10/1/12	2,041,000	2,131,314
National Grid PLC 6.3% 8/1/16	11,891,000	12,014,440
NiSource Finance Corp.:
1.2313% 11/23/09 (g)	4,048,000	3,987,770
5.25% 9/15/17	590,000	490,124
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14	$ 2,156,000	$ 1,912,950
5.45% 9/15/20	4,630,000	3,654,496
6.4% 3/15/18	9,765,000	8,528,237
6.8% 1/15/19	10,000,000	8,959,560
7.875% 11/15/10	715,000	727,611
10.75% 3/15/16	5,382,000	5,864,071
San Diego Gas & Electric Co. 6% 6/1/39	5,432,000	5,521,791
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	12,541,000	9,029,520
WPS Resources Corp. 6.11% 12/1/66 (g)	617,000	376,370
		98,844,552
TOTAL UTILITIES		336,406,889
TOTAL NONCONVERTIBLE BONDS (Cost $2,641,963,790)		2,819,972,002
U.S. Government and Government Agency Obligations - 18.6%

U.S. Government Agency Obligations - 4.0%
Fannie Mae:
2.5% 5/15/14	83,962,000	82,863,273
2.75% 3/13/14	62,362,000	62,568,169
4.375% 7/17/13	1,213,000	1,299,493
5% 2/16/12	32,071,000	34,986,543
5% 2/13/17	12,300,000	13,339,375
5.375% 6/12/17	10,250,000	11,414,154
Federal Home Loan Bank 3.625% 5/29/13	2,253,000	2,354,020
Freddie Mac:
2.125% 3/23/12	50,387,000	51,017,593
2.5% 4/23/14	25,290,000	25,007,384
3.75% 3/27/19	15,000,000	14,747,700
4.125% 12/21/12	18,475,000	19,748,352
5% 1/30/14	8,584,000	9,401,738
5.25% 7/18/11	61,908,000	67,159,037
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	$ 6,122,000	$ 6,791,582
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	603,000	606,781
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		403,305,194
U.S. Treasury Inflation Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	24,037,132	24,994,713
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	140,302,214	139,995,988
1.375% 7/15/18	59,179,800	57,857,918
2% 4/15/12	4,213,563	4,364,269
2% 1/15/14	114,250,287	117,731,115
2% 7/15/14	92,525,520	95,546,613
2.125% 1/15/19	69,345,500	72,303,370
2.375% 1/15/17	126,552,108	133,195,518
2.375% 1/15/27	23,210,343	23,553,089
2.625% 7/15/17	35,858,529	38,584,648
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		708,127,241
U.S. Treasury Obligations - 7.5%
U.S. Treasury Bonds:
4.5% 5/15/38	37,064,000	38,048,494
4.75% 2/15/37	50,000,000	53,132,800
U.S. Treasury Notes:
1.75% 3/31/14	2,530,000	2,467,539
1.875% 4/30/14	100,000,000	97,906,000
2.75% 2/15/19	250,000,000	234,942,500
3.125% 5/15/19 (d)	25,000,000	24,285,250
3.75% 11/15/18	163,194,000	166,789,164
4% 8/15/18	131,359,000	137,136,694
TOTAL U.S. TREASURY OBLIGATIONS		754,708,441
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,894,792,765)		1,866,140,876
U.S. Government Agency - Mortgage Securities - 12.1%
	Principal Amount	Value
Fannie Mae - 9.0%
3.279% 3/1/35 (g)	$ 148,376	$ 151,318
3.316% 3/1/35 (g)	1,391,675	1,415,545
3.661% 10/1/33 (g)	80,245	81,861
3.782% 6/1/34 (g)	1,078,120	1,090,880
3.891% 2/1/33 (g)	212,208	216,126
3.898% 4/1/36 (g)	2,566,526	2,603,842
3.917% 7/1/35 (g)	888,492	904,592
3.937% 2/1/35 (g)	948,722	964,882
3.999% 9/1/33 (g)	2,649,322	2,690,598
4% 7/1/18 to 3/1/24	6,772,886	6,885,933
4.044% 4/1/33 (g)	5,966,820	6,041,163
4.046% 3/1/35 (g)	41,934	42,449
4.06% 8/1/35 (g)	1,577,792	1,617,490
4.281% 10/1/33 (g)	214,968	218,387
4.298% 3/1/33 (g)	108,210	110,655
4.301% 3/1/33 (g)	90,011	91,981
4.312% 7/1/35 (g)	684,440	697,826
4.316% 7/1/35 (g)	795,037	813,229
4.381% 12/1/33 (g)	8,833,099	9,008,829
4.414% 3/1/37 (g)	2,817,750	2,899,254
4.415% 7/1/35 (g)	7,622,323	7,873,052
4.428% 2/1/35 (g)	5,257,151	5,376,806
4.43% 3/1/35 (g)	411,686	424,052
4.453% 7/1/34 (g)	5,114,088	5,253,422
4.478% 3/1/35 (g)	831,184	852,208
4.491% 7/1/35 (g)	97,793	99,639
4.492% 5/1/35 (g)	540,092	552,092
4.5% 4/1/20 to 2/1/37	2,222,367	2,278,926
4.512% 11/1/36 (g)	1,396,592	1,436,991
4.531% 10/1/35 (g)	5,960,213	6,127,049
4.548% 10/1/33 (g)	180,132	184,297
4.619% 9/1/35 (g)	8,963,277	9,262,292
4.626% 10/1/35 (g)	507,314	515,029
4.647% 4/1/35 (g)	4,439,573	4,537,972
4.652% 2/1/35 (g)	679,924	699,205
4.667% 7/1/35 (g)	487,068	502,738
4.708% 8/1/33 (g)	225,056	229,215
4.765% 2/1/34 (g)	66,173	68,225
4.847% 7/1/35 (g)	16,298,183	16,905,014
4.858% 10/1/34 (g)	3,261,979	3,338,582
4.967% 7/1/34 (g)	101,978	103,901
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.987% 7/1/35 (g)	$ 6,446,588	$ 6,639,563
5% 12/1/17 to 11/1/38 (f)(j)	274,351,994	282,441,783
5.066% 9/1/34 (g)	1,831,513	1,865,696
5.075% 4/1/35 (g)	4,439,618	4,576,726
5.085% 9/1/34 (g)	233,613	237,964
5.15% 6/1/35 (g)	895,448	914,835
5.16% 4/1/36 (g)	7,869,088	8,127,304
5.185% 3/1/35 (g)	128,195	132,043
5.195% 5/1/35 (g)	3,012,468	3,122,385
5.262% 9/1/36 (g)	1,456,677	1,511,761
5.308% 12/1/34 (g)	296,329	302,878
5.5% 4/1/14 to 8/1/38	335,184,511	348,205,986
5.514% 11/1/36 (g)	1,514,400	1,563,501
5.593% 7/1/37 (g)	1,722,689	1,793,750
5.666% 9/1/35 (g)	980,109	1,020,845
5.819% 7/1/46 (g)	20,714,671	21,665,392
5.822% 3/1/36 (g)	2,932,650	3,056,522
6% 3/1/16 to 11/1/38	75,330,215	79,361,557
6.01% 4/1/36 (g)	1,340,354	1,398,994
6.131% 4/1/36 (g)	1,873,850	1,955,573
6.248% 6/1/36 (g)	586,727	604,956
6.326% 4/1/36 (g)	1,411,688	1,474,918
6.5% 4/1/13 to 3/1/35	29,902,663	32,154,070
7% 11/1/11 to 6/1/33	410,076	446,904
7.5% 8/1/13 to 8/1/29	459,690	501,527
8.5% 5/1/21 to 9/1/25	22,446	24,379
9.5% 2/1/25	3,614	3,939
10.5% 8/1/20	4,625	5,263
11% 8/1/15	3,269	3,332
12.5% 12/1/13 to 8/1/15	8,900	10,115
TOTAL FANNIE MAE		910,292,008
Freddie Mac - 1.5%
3.155% 2/1/34 (g)	235,125	238,725
3.479% 3/1/35 (g)	679,954	694,214
3.88% 1/1/35 (g)	184,560	188,699
4.098% 8/1/35 (g)	7,121,128	7,288,557
4.305% 6/1/35 (g)	367,617	378,290
4.483% 10/1/34 (g)	3,724,845	3,831,070
4.485% 1/1/35 (g)	1,401,087	1,443,100
4.486% 5/1/35 (g)	2,515,537	2,592,603
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.5% 12/1/35	$ 9,500,670	$ 9,593,758
4.542% 4/1/35 (g)	10,014,808	10,358,937
4.738% 7/1/35 (g)	2,912,981	3,001,336
4.749% 1/1/36 (g)	2,341,880	2,417,082
4.755% 3/1/36 (g)	493,101	504,543
5% 3/1/19 to 4/1/38	16,108,286	16,801,437
5.048% 9/1/35 (g)	40,726,197	42,534,725
5.139% 4/1/35 (g)	1,722,680	1,786,375
5.234% 1/1/36 (g)	29,175,710	30,333,256
5.308% 3/1/33 (g)	39,852	40,846
5.382% 11/1/35 (g)	719,829	753,273
5.417% 1/1/34 (g)	1,694,542	1,731,720
5.52% 1/1/36 (g)	1,956,532	2,037,431
5.692% 10/1/35 (g)	1,022,369	1,074,446
5.921% 6/1/36 (g)	3,008,171	3,133,161
6% 11/1/33	2,016,592	2,126,068
6.115% 6/1/36 (g)	1,478,000	1,545,228
6.628% 1/1/37 (g)	3,969,268	4,149,596
7% 8/1/10 to 7/1/13	79,592	81,404
7.5% 6/1/09 to 1/1/33	254,420	270,059
8.5% 6/1/13 to 8/1/27	19,032	20,815
10.5% 5/1/21	59	59
11% 12/1/11	4	4
11.5% 10/1/15	1,219	1,359
11.75% 10/1/10	596	613
TOTAL FREDDIE MAC		150,952,789
Government National Mortgage Association - 1.6%
4.25% 7/20/34 (g)	394,466	408,679
5.5% 12/20/28 to 12/20/38	136,684,050	142,227,661
6% 12/15/38	9,707,399	10,165,758
7% 1/15/28 to 11/15/32	3,643,172	3,962,876
7.5% 3/15/28 to 10/15/28	4,345	4,717
8% 7/15/17 to 10/15/24	930,357	998,358
8.5% 5/15/17 to 10/15/21	23,403	25,712
11% 7/20/19 to 8/20/19	1,178	1,377
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		157,795,138
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,211,925,465)		1,219,039,935
Asset-Backed Securities - 2.5%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6588% 1/25/35 (g)	$ 82,532	$ 30,343
Series 2005-1 Class M1, 0.7788% 4/25/35 (g)	1,543,111	754,209
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (g)	686,000	1,613
Class M8, 1.1588% 7/25/36 (g)	342,000	531
Class M9, 2.0088% 7/25/36 (g)	5,169	7
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (g)	95,830	62,292
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (g)	207,705	184,324
Series 2004-OP1 Class M1, 0.8288% 4/25/34 (g)	506,921	258,530
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (g)	214,000	180,311
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (g)	28,127	26,941
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (g)	296,000	5,409
Class M4, 0.7088% 5/25/36 (g)	250,000	4,623
Class M5, 0.7488% 5/25/36 (g)	59,402	1,035
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (g)	139,000	3,863
Class M5, 0.6988% 4/25/36 (g)	132,000	2,690
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4463% 5/20/13 (g)	7,300,000	6,405,750
Series 2006-A6 Class A6, 0.3463% 9/20/13 (g)	4,605,000	4,040,888
Series 2006-A7 Class A7, 0.3363% 10/20/12 (g)	2,164,000	1,898,910
Series 2006-C1 Class C1, 0.7963% 10/20/14 (g)	399,000	19,950
Series 2007-A1 Class A, 0.3663% 1/20/15 (g)	340,000	298,350
Series 2007-A4 Class A4, 0.3463% 4/22/13 (g)	5,791,000	5,081,603
Series 2007-D1 Class D, 1.7163% 1/22/13 (e)(g)	7,316,000	146,320
Airspeed Ltd. Series 2007-1A Class C1, 2.8444% 6/15/32 (e)(g)	4,517,446	1,445,583
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (e)(g)	666,810	664,310
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (e)(g)	209,769	206,931
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	164,722	164,551
Series 2005-DA Class A4, 5.02% 11/6/12	249,000	248,866
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/30/14	1,026,000	307,800
Class E, 6.96% 3/31/16 (e)	2,233,886	558,472
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (g)	29,640	29,413
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (g)	$ 115,826	$ 75,658
Series 2004-R10 Class M1, 1.0088% 11/25/34 (g)	553,000	282,625
Series 2004-R11 Class M1, 0.9688% 11/25/34 (g)	475,823	187,182
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (g)	193,187	149,664
Class M3, 0.8588% 4/25/34 (g)	133,117	44,448
Series 2005-R1 Class M1, 0.7588% 3/25/35 (g)	795,000	419,138
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (g)	654,311	473,147
Series 2005-R2 Class M1, 0.7588% 4/25/35 (g)	1,743,000	945,413
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (g)	139,279	70,157
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (g)	40,480	8,077
Series 2004-W11 Class M2, 1.0088% 11/25/34 (g)	457,000	187,852
Series 2004-W5 Class M1, 0.9088% 4/25/34 (g)	554,000	286,049
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (g)	484,000	178,983
Class M2, 0.9088% 5/25/34 (g)	423,000	237,934
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (g)	1,266,000	345,545
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (g)	1,100,000	19,747
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (g)	1,211,437	645,242
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (g)	189,003	87,029
Series 2004-HE2 Class M1, 0.8588% 4/25/34 (g)	2,253,000	1,098,584
Series 2004-HE3:
Class M1, 0.8488% 6/25/34 (g)	193,000	81,168
Class M2, 1.4288% 6/25/34 (g)	101,201	66,934
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (g)	351,766	146,236
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (g)	236,180	3,647
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(e)(g)	4,511,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.4244% 3/15/12 (g)	2,903,000	2,852,361
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9463% 5/28/44 (g)	265,426	161,178
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9913% 2/28/44 (g)	517,098	316,295
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7588% 9/25/35 (g)	83,260	53,766
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (g)	$ 818,000	$ 395,395
Series 2005-HE2:
Class M1, 0.8088% 2/25/35 (g)	1,288,360	493,987
Class M2, 1.0588% 2/25/35 (g)	1,257,000	588,954
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (g)	254,491	198,996
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (g)	1,942,869	1,800,301
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (g)	457,022	401,634
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.7194% 6/15/10 (g)	158,247	157,840
Series 2006-1 Class D, 7.16% 1/15/13 (e)	1,720,000	1,634,406
Series 2007-SN1:
Class B, 5.52% 3/15/11	81,000	40,500
Class C, 5.73% 3/15/11	46,000	16,100
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3544% 7/15/11 (g)	186,303	183,702
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.4144% 5/15/13 (g)	1,660,000	1,638,581
Series 2007-C3 Class C3, 0.6344% 4/15/13 (e)(g)	2,372,000	2,164,142
Series 2008-A5 Class A5, 4.85% 2/18/14	5,000,000	5,171,636
Series 2008-A6 Class A6, 1.4444% 3/17/14 (g)	13,801,000	13,699,096
Capital Trust Ltd. Series 2004-1 Class A2, 0.7663% 7/20/39 (e)(g)	252,000	50,400
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	846,000	568,644
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (g)	931,000	38,899
Series 2006-NC3 Class M10, 2.3088% 8/25/36 (e)(g)	994,000	18,773
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (g)	1,471,000	316,393
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (e)(g)	136,846	100,070
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	7,000,000	7,206,910
Series 2004-3 Class C, 0.8144% 6/15/12 (g)	451,000	433,348
Series 2005-A10 Class A10, 4.65% 12/17/12	5,000,000	5,142,499
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	282,579	155,419
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	26,000,000	27,431,591
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (e)(g)	292,187	208,130
Asset-Backed Securities - continued
	Principal Amount	Value
Citigroup Mortgage Loan Trust: - continued
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (g)	$ 617,000	$ 3,529
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (g)	624,000	19,094
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (e)(g)	1,069,000	1,048,759
Class B, 0.6244% 7/15/12 (e)(g)	1,069,000	1,042,187
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (g)	232,612	193,366
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	1,245,451	125
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (g)	38,952	19,771
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (g)	142,105	72,793
Class M1, 0.8088% 6/25/34 (g)	540,000	333,373
Class M4, 1.2788% 4/25/34 (g)	130,535	64,688
Series 2004-4:
Class A, 0.6788% 8/25/34 (g)	31,938	14,811
Class M2, 0.8388% 6/25/34 (g)	496,195	338,355
Series 2005-1:
Class M1, 0.7288% 8/25/35 (g)	422,000	273,899
Class MV2, 0.7488% 7/25/35 (g)	1,197,000	812,896
Series 2005-3 Class MV1, 0.7288% 8/25/35 (g)	1,936,476	1,662,181
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (g)	359,940	323,400
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (e)	923,000	868,150
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (e)	3,808,000	2,493,250
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (g)	2,458,000	2,426,208
Series 2007-1 Class B, 0.4444% 8/15/12 (g)	2,458,000	2,186,554
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (e)	2,126,428	2,033,741
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 1.012% 5/28/35 (g)	31,732	17,240
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (g)	160,000	31,202
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (g)	3,800,000	874,000
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (g)	18,488	7,710
Series 2005-FF9 Class A3, 0.5888% 10/25/35 (g)	3,200,457	2,460,579
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (g)	274,052	259,142
Asset-Backed Securities - continued
	Principal Amount	Value
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (e)	$ 55,057	$ 55,080
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (e)	3,966,000	2,377,355
Series 2006-C:
Class B, 5.3% 6/15/12	242,000	193,600
Class D, 6.89% 5/15/13 (e)	2,923,000	1,587,622
Series 2007-A Class D, 7.05% 12/15/13 (e)	1,553,000	950,445
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (g)	1,652,000	1,239,000
Series 2006-4 Class B, 0.8944% 6/15/13 (g)	630,000	346,500
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (g)	39,926	12,376
Class M2, 1.0588% 2/25/34 (g)	68,000	45,429
Series 2004-A Class M1, 1.1338% 1/25/34 (g)	946,397	542,321
Series 2005-A:
Class M1, 0.7388% 1/25/35 (g)	61,515	58,039
Class M2, 0.7688% 1/25/35 (g)	1,483,000	794,483
Class M3, 0.7988% 1/25/35 (g)	801,000	169,148
Class M4, 0.9888% 1/25/35 (g)	296,000	124,732
Series 2006-A:
Class M4, 0.7088% 5/25/36 (g)	764,000	8,206
Class M5, 0.8088% 5/25/36 (g)	149,253	1,404
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (e)(g)	1,921,000	1,407,734
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	2,548,839	2,217,490
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (e)(g)	287,930	178,517
Series 2006-2A:
Class A, 0.5244% 11/15/34 (e)(g)	1,245,039	634,970
Class B, 0.6244% 11/15/34 (e)(g)	450,352	103,581
Class C, 0.7244% 11/15/34 (e)(g)	746,498	111,975
Class D, 1.0944% 11/15/34 (e)(g)	283,879	31,227
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (g)	731,000	679,830
Class C, 0.5844% 9/17/12 (g)	569,000	512,100
Series 2007-1 Class C, 0.6144% 3/15/13 (g)	4,010,000	3,408,500
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (g)	569,000	432,100
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (e)	2,357,643	943,057
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (g)	$ 469,344	$ 212,371
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (g)	953,838	584,226
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(g)	751,830	65,796
Class M1, 0.9588% 6/25/34 (g)	1,852,000	631,522
Series 2004-FM1 Class M1, 1.2838% 11/25/33 (g)	219,118	119,829
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (g)	821,043	418,865
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (g)	769,000	28,376
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (g)	13,385	5,653
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (g)	170,822	165,377
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (g)	352,000	3,793
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (e)(g)	538,443	134,611
Series 2006-3:
Class B, 0.7088% 9/25/46 (e)(g)	361,000	54,150
Class C, 0.8588% 9/25/46 (e)(g)	1,245,000	124,500
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1888% 2/25/33 (g)	339	65
Series 2003-3 Class M1, 1.5988% 8/25/33 (g)	803,582	386,591
Series 2003-4 Class M1, 1.5088% 10/25/33 (g)	241,504	140,072
Series 2003-5:
Class A2, 1.0088% 12/25/33 (g)	27,804	7,955
Class M1, 1.3588% 12/25/33 (g)	265,437	145,440
Series 2003-7 Class A2, 1.0688% 3/25/34 (g)	1,399	232
Series 2003-8 Class M1, 1.3888% 4/25/34 (g)	424,342	204,433
Series 2004-3 Class M2, 2.0088% 8/25/34 (g)	258,655	147,463
Series 2004-7 Class A3, 0.6988% 1/25/35 (g)	518	191
Series 2005-1 Class M1, 0.7388% 5/25/35 (g)	872,890	788,534
Series 2005-3 Class M1, 0.7188% 8/25/35 (g)	629,088	579,078
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (g)	277,232	254,088
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (g)	2,720,113	1,888,129
Series 2006-7 Class M4, 0.6888% 1/25/37 (g)	420,800	1,830
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (g)	235,753	143,694
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (g)	1,905,000	1,810,775
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (g)	647,168	390,333
Class M2, 0.8063% 1/20/35 (g)	485,452	283,326
Series 2005-3 Class A1, 0.5763% 1/20/35 (g)	334,775	179,516
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust: - continued
Series 2006-2:
Class M1, 0.5863% 3/20/36 (g)	$ 518,286	$ 291,206
Class M2, 0.6063% 3/20/36 (g)	853,943	415,432
Series 2006-3 Class A1V, 0.3963% 3/20/36 (g)	383,842	371,754
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (g)	1,045,000	257,070
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (g)	1,014,000	404,253
Class MV1, 0.5388% 11/25/36 (g)	824,000	76,523
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (g)	898,590	699,669
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (g)	459,131	451,791
Class 2C, 2.3775% 3/27/42 (g)	988,000	158,234
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,603,000	1,495,895
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (g)	1,678,328	835,516
Series 2004-2:
Class M1, 0.8388% 6/25/34 (g)	507,000	247,003
Class M2, 1.3888% 6/25/34 (g)	319,665	235,847
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (g)	504,000	270,205
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (g)	38,358	37,245
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	25,513	14,032
Class C, 5.691% 10/20/28 (e)	11,383	5,691
Class D, 6.01% 10/20/28 (e)	136,200	61,290
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (g)	367,000	10,233
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (g)	641,000	21,474
MBNA Credit Card Master Note Trust Series 2005-A3 Class A3, 4.1% 10/15/12	10,000,000	10,151,362
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (g)	446,226	308,884
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (g)	122,723	67,811
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (g)	2,028,273	1,553,954
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (g)	1,433,119	665,281
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (g)	22,239	14,093
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (g)	415,406	224,489
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (g)	321,676	174,977
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (g)	48,462	7,839
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (g)	$ 869,720	$ 440,957
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (g)	398,000	209,332
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (g)	360,000	118,123
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (g)	326,000	120,733
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (g)	416,000	219,066
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (g)	192,727	184,254
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (g)	278,000	1,590
Class M6, 0.7588% 6/25/36 (g)	99,947	426
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (g)	79,189	61,398
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (g)	75,580	48,237
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (g)	42,978	32,229
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (g)	86,614	70,914
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (g)	516,887	279,804
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (e)(g)	453,449	260,408
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (g)	29,097	4,892
Class M1, 1.3888% 8/25/32 (g)	33,383	16,489
Series 2003-NC1 Class M1, 1.8838% 11/25/32 (g)	319,863	187,120
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (g)	480,982	358,108
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	3,889,800	734,978
Series 2006-3 Class A1, 0.3388% 9/25/19 (g)	807,686	774,413
Series 2006-4:
Class A1, 0.3388% 3/25/25 (g)	731,016	681,850
Class D, 1.4088% 5/25/32 (g)	746,000	17,834
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3888% 1/25/34 (g)	968,897	547,496
Series 2005-4 Class M2, 0.8188% 9/25/35 (g)	1,164,000	325,920
Series 2005-D Class M2, 0.7788% 2/25/36 (g)	243,000	14,795
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	258,408	151,625
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (g)	546,275	504,689
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (e)(g)	317,000	123,630
Series 2006-1A Class A, 1.7163% 3/20/11 (e)(g)	961,999	355,940
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9588% 11/25/34 (g)	281,000	179,628
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (g)	88,283	81,215
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (g)	119,922	110,625
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (g)	$ 227,000	$ 134,151
Class M3, 1.5588% 9/25/34 (g)	435,000	88,026
Class M4, 1.7588% 9/25/34 (g)	558,000	55,314
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (g)	327,000	45,202
Series 2004-WHQ2 Class M1, 0.8988% 2/25/35 (g)	982,000	702,395
Series 2004-WWF1:
Class M2, 0.9888% 2/25/35 (g)	1,357,000	685,611
Class M3, 1.0488% 2/25/35 (g)	163,000	66,291
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (g)	629,000	337,737
Class M3, 0.8688% 1/25/35 (g)	391,000	155,155
Class M4, 1.1388% 1/25/35 (g)	1,245,000	212,595
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (g)	1,616,000	45,881
Class M9, 2.1888% 5/25/35 (g)	482,000	7,629
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.3788% 9/25/36 (g)	113,014	111,746
Class M4, 0.6688% 9/25/36 (g)	1,391,000	3,828
Class M5, 0.6988% 9/25/36 (g)	182,835	331
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (e)(g)	1,751,000	1,560,521
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (g)	515,000	12,566
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (g)	174,540	159,488
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (g)	4,173	713
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (g)	1,547,000	743,570
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (e)(g)	811,540	568,159
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (g)	1,043,000	469,350
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (g)	164,966	110,268
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (g)	48,305	7,654
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (g)	115,877	51,862
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp.: - continued
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (e)(g)	$ 1,104,000	$ 325,324
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (g)	1,856,800	1,369,101
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (g)	6,535,000	6,397,152
Class B, 0.6244% 9/15/11 (g)	4,345,000	3,302,200
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (g)	826,000	778,606
Class B, 0.6444% 1/15/12 (g)	721,000	547,960
Class C, 0.9444% 1/15/12 (g)	1,192,000	572,160
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.4444% 6/15/12 (g)	2,348,000	2,125,594
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (g)	115,176	29,887
Series 2003-6HE Class A1, 0.7788% 11/25/33 (g)	29,747	8,976
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (e)(g)	1,349,000	30,487
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	798,000	747,290
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (g)	2,794,000	2,710,180
Class C, 0.6944% 10/17/11 (g)	3,445,000	3,272,750
Series 2007-1 Class C, 0.7144% 6/15/12 (g)	3,098,000	2,323,500
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (e)	20,500,000	20,868,065
Class E, 7.05% 5/20/14 (e)	4,753,000	1,646,594
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	749,203	75
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (g)	491,000	8,524
Class M7, 1.1088% 10/25/36 (g)	149,683	1,010
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (e)(g)	5,911,000	5,006,684
Series 2007-A2 Class A2, 0.3744% 5/15/14 (e)(g)	1,290,000	1,271,892
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	10,154,000	10,539,472
Series 2007-A5A Class A5, 1.0944% 10/15/14 (e)(g)	1,720,000	1,700,539
Series 2007-C1 Class C1, 0.7444% 5/15/14 (e)(g)	3,600,000	3,360,728
Asset-Backed Securities - continued
	Principal Amount	Value
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (e)	$ 6,399	$ 0
Series 2006-2 Class A2, 0.4088% 7/25/36 (g)	425,883	393,618
Series 2007-2 Class A1, 0.3988% 4/25/37 (g)	341,365	282,239
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (e)(g)	1,459,789	175,175
TOTAL ASSET-BACKED SECURITIES (Cost $231,887,854)		254,543,057
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.3%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (e)(g)	546,000	409,500
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (e)(g)	1,926,000	1,825,617
Class 2M, 1.0544% 2/17/52 (e)(g)	1,312,000	1,203,616
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (e)(g)	1,201,067	516,459
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (g)	824,000	123,600
Class C, 5.8768% 4/10/49 (g)	2,198,000	307,720
Class D, 5.8768% 4/10/49 (g)	1,100,000	143,000
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.1855% 9/25/33 (g)	257,897	221,613
Series 2003-J Class 2A2, 5.2883% 11/25/33 (g)	1,202,798	1,032,508
Series 2003-K Class 1A1, 5.2036% 12/25/33 (g)	56,670	49,525
Series 2003-L Class 2A1, 5.2897% 1/25/34 (g)	417,271	364,411
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (g)	671,346	564,972
Series 2004-A:
Class 2A1, 5.4582% 2/25/34 (g)	793,264	687,153
Class 2A2, 5.4582% 2/25/34 (g)	618,390	535,671
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (g)	63,092	53,397
Class 2A2, 4.6035% 3/25/34 (g)	234,080	198,681
Series 2004-C Class 1A1, 4.131% 4/25/34 (g)	102,178	86,352
Series 2004-D Class 2A1, 3.9318% 5/25/34 (g)	473,657	400,679
Series 2004-L Class 2A1, 4.3717% 1/25/35 (g)	361,894	301,261
Series 2005-H:
Class 1A1, 5.3265% 9/25/35 (g)	469,429	366,969
Class 2A2, 4.8018% 9/25/35 (g)	562,916	206,092
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (e)(g)(i)	$ 28,079,970	$ 2,024,566
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9845% 8/25/33 (g)	709,440	555,386
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (g)	2,449,027	1,244,680
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (g)	456,276	231,944
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (g)	576,190	281,098
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8273% 2/25/37 (g)	1,675,505	1,442,635
Series 2007-A2 Class 2A1, 5.1817% 7/25/37 (g)	1,248,120	1,116,081
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (g)	1,734,000	1,522,957
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.5098% 8/25/34 (g)	965,094	856,777
Class A4, 3.8446% 8/25/34 (g)	840,037	736,879
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,937,000	261,495
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (e)(g)	1,734,000	1,428,395
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (g)	54,722	53,999
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (g)	331,000	125,364
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (g)	44,764	22,245
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (g)	101,617	58,251
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (g)	20,531	10,061
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (g)	360,570	193,943
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (g)	579,860	274,506
Class 5A2, 0.6288% 1/25/36 (g)	261,110	120,919
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (g)	78,615	41,042
Class 6M2, 0.7888% 6/25/35 (g)	1,245,000	241,679
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (g)	136,544	60,973
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (g)	349,490	189,933
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (g)	11,874	5,997
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (g)	$ 26,845	$ 14,515
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (g)	124,193	71,177
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (g)	34,907	19,116
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (g)	21,020	15,188
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (g)	5,564,638	4,356,211
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (g)	2,900,000	914,215
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (g)	466,624	410,786
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (g)	45,660	22,242
Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (g)	1,088,904	824,308
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (e)(g)	2,338,000	1,845,383
Class C2, 1.5769% 10/18/54 (e)(g)	785,000	367,223
Class M2, 1.3569% 10/18/54 (e)(g)	1,345,000	881,782
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (e)(g)	2,001,000	994,103
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (e)(g)	2,545,000	1,151,333
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (e)(g)	5,079,000	304,740
Series 2006-2 Class C1, 0.7863% 12/20/54 (g)	4,523,000	316,610
Series 2006-3 Class C2, 0.8163% 12/20/54 (g)	922,000	47,114
Series 2006-4:
Class B1, 0.4063% 12/20/54 (g)	3,223,000	547,910
Class C1, 0.6963% 12/20/54 (g)	1,971,000	118,260
Class M1, 0.4863% 12/20/54 (g)	851,000	93,610
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (g)	1,519,000	106,330
Class 1M1, 0.4663% 12/20/54 (g)	990,000	99,000
Class 2C1, 0.7463% 12/20/54 (g)	696,000	48,720
Class 2M1, 0.5663% 12/20/54 (g)	1,271,000	127,100
Series 2007-2 Class 2C1, 0.765% 12/17/54 (g)	1,759,000	105,540
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (g)	365,737	41,325
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.8984% 9/25/34 (g)	166,459	112,313
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (g)	323,088	218,723
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (g)	$ 355,286	$ 160,483
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (e)(g)	657,000	555,034
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (g)	123,153	72,396
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (g)	210,120	55,882
Series 2005-1:
Class M4, 1.0588% 4/25/35 (g)	24,391	1,578
Class M5, 1.0788% 4/25/35 (g)	24,391	2,751
Class M6, 1.1288% 4/25/35 (g)	9,277	934
Series 2005-3 Class A1, 0.5488% 8/25/35 (g)	511,187	249,815
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (g)	22,516	668
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (g)	235,627	232,274
Class A3, 5.447% 6/12/47 (g)	3,289,000	2,638,291
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9517% 8/25/36 (g)	1,135,000	817,568
Series 2004-A1 Class 2A1, 4.5098% 2/25/34 (g)	660,161	582,537
Series 2004-A3 Class 4A1, 4.2869% 7/25/34 (g)	1,784,800	1,596,293
Series 2004-A5 Class 2A1, 4.5678% 12/25/34 (g)	780,827	685,213
Series 2006-A2 Class 5A1, 5.1365% 11/25/33 (g)	2,479,577	2,202,578
Series 2007-A1 Class 1A1, 4.1983% 7/25/35 (g)	4,583,203	4,106,579
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	780,000	635,044
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (e)(g)	387,313	175,605
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (g)	46,479	27,382
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (g)	1,204,000	479,329
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,064,993	808,027
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (g)	1,490,111	656,545
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (e)(g)	115,000	57,500
Class C, 0.5344% 6/15/22 (e)(g)	1,039,000	467,550
Class D, 0.5444% 6/15/22 (e)(g)	400,000	120,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class E, 0.5544% 6/15/22 (e)(g)	$ 639,000	$ 159,750
Class F, 0.5844% 6/15/22 (e)(g)	1,153,000	253,660
Class G, 0.6544% 6/15/22 (e)(g)	162,000	32,400
Class H, 0.6744% 6/15/22 (e)(g)	480,000	72,000
Class J, 0.7144% 6/15/22 (e)(g)	560,000	56,000
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (g)	177,837	115,190
Series 2003-B Class A1, 0.6488% 4/25/28 (g)	195,687	126,952
Series 2003-D Class A, 0.6188% 8/25/28 (g)	165,973	104,285
Series 2003-E Class A2, 2.0813% 10/25/28 (g)	276,208	180,679
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (g)	455,837	273,674
Class A2D, 2.3063% 11/25/29 (g)	63,965	43,480
Series 2004-G Class A2, 2.15% 1/25/30 (g)	221,789	147,390
Series 2005-A Class A2, 2.0013% 2/25/30 (g)	211,706	132,879
Series 2005-B Class A2, 1.4% 7/25/30 (g)	636,179	430,418
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (g)	1,375,000	6,050
Series 2004-A4 Class A1, 3.9375% 8/25/34 (g)	1,316,629	1,104,535
Series 2005-A2:
Class A2, 4.4844% 2/25/35 (g)	812,198	658,231
Class A7, 4.4844% 2/25/35 (g)	1,239,000	924,465
Series 2006-A6 Class A4, 5.3866% 10/25/33 (g)	994,284	839,841
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	7,424,000	6,751,669
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (g)	219,598	142,118
Class A2, 0.7588% 12/25/34 (g)	306,578	203,388
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (g)	246,375	128,798
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (g)	2,604,842	1,195,498
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (g)	2,064,000	87,307
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (g)	1,680,000	1,272,691
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (g)	426,000	315,240
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (g)	$ 4,940,482	$ 3,638,026
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7319% 7/10/35 (e)(g)	1,082,885	511,988
Class B6, 3.2319% 7/10/35 (e)(g)	1,613,499	717,200
Series 2003-CB1:
Class B3, 1.8319% 6/10/35 (e)(g)	843,927	434,369
Class B4, 2.0319% 6/10/35 (e)(g)	2,141,496	1,017,425
Class B5, 2.6319% 6/10/35 (e)(g)	1,461,666	681,429
Class B6, 3.1319% 6/10/35 (e)(g)	819,217	382,656
Series 2004-A:
Class B4, 1.5819% 2/10/36 (e)(g)	643,207	214,767
Class B5, 2.0819% 2/10/36 (e)(g)	429,106	137,013
Series 2004-B:
Class B4, 1.4819% 2/10/36 (e)(g)	281,788	85,241
Class B5, 1.9319% 2/10/36 (e)(g)	147,298	39,255
Series 2004-C:
Class B4, 1.3319% 9/10/36 (e)(g)	362,505	101,973
Class B5, 1.7319% 9/10/36 (e)(g)	407,007	100,856
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (g)	1,308,535	1,009,963
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	193,355	176,497
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (g)	203,065	137,104
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2753% 7/25/34 (g)	666,024	522,169
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (e)(g)	231,507	152,397
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (e)(g)	21,930	21,678
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	246,968	191,014
Series 2006-C2 Class H, 6.308% 7/18/33 (e)	245,000	186,308
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (g)	131,058	88,309
Series 2004-10 Class A4, 4.5188% 11/20/34 (g)	188,037	115,533
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (g)	563,077	334,959
Series 2004-4 Class A, 4.4388% 5/20/34 (g)	685,622	469,269
Series 2004-5 Class A3, 1.5925% 6/20/34 (g)	268,013	174,054
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (g)	$ 207,117	$ 132,123
Class A3B, 2.3038% 7/20/34 (g)	38,219	23,934
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (g)	212,161	126,439
Class A3B, 2.1388% 7/20/34 (g)	25,255	14,715
Series 2005-1 Class A2, 1.7513% 2/20/35 (g)	328,956	210,245
Series 2005-2 Class A2, 2.03% 3/20/35 (g)	432,504	254,609
Series 2005-3 Class A1, 0.5163% 5/20/35 (g)	211,422	112,089
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (g)	429,000	7,087
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (e)(g)	49,718	21,232
Series 2003-15A Class 4A, 5.4553% 4/25/33 (g)	634,103	524,287
Series 2003-20 Class 1A1, 5.5% 7/25/33	401,995	347,160
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (g)	2,763,000	1,149,162
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (g)	79,632	76,378
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (g)	23,390	22,885
Series 2003-AR8 Class A, 4.2538% 8/25/33 (g)	657,721	541,733
Series 2005-AR14 Class 1A1, 5.0404% 12/25/35 (g)	4,663,799	3,981,209
Series 2005-AR3 Class A2, 4.6397% 3/25/35 (g)	1,872,273	1,489,160
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1079% 12/25/34 (g)	4,674,477	3,996,892
Series 2004-H Class A1, 4.5272% 6/25/34 (g)	1,013,055	897,843
Series 2004-V Class 1A2, 3.9701% 10/25/34 (g)	2,009,792	1,721,478
Series 2004-W:
Class A1, 4.5433% 11/25/34 (g)	608,482	518,992
Class A9, 4.5433% 11/25/34 (g)	1,521,000	1,061,571
Series 2005-AR10 Class 2A2, 4.0939% 6/25/35 (g)	1,377,855	1,233,603
Series 2005-AR12:
Class 2A5, 4.2078% 7/25/35 (g)	11,270,000	7,806,928
Class 2A6, 4.1484% 7/25/35 (g)	2,730,497	2,334,636
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (g)	$ 2,410,676	$ 1,933,687
Series 2006-AR8 Class 3A1, 5.2373% 4/25/36 (g)	17,324,277	13,496,632
TOTAL PRIVATE SPONSOR		125,700,083
U.S. Government Agency - 0.5%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.5588% 10/25/35 (g)	910,296	895,333
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,246,470	2,380,565
Series 2002-9 Class PC, 6% 3/25/17	342,644	367,402
Series 2003-84 Class GC, 4.5% 5/25/15	2,064,075	2,087,936
Series 2005-67 Class HD, 5.5% 12/25/30	6,165,000	6,435,079
Series 2006-4 Class PB, 6% 9/25/35	4,626,705	4,868,254
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	1,168,621	1,236,129
Series 2004-3 Class BA, 4% 7/25/17	208,122	214,279
Series 2004-86 Class KC, 4.5% 5/25/19	939,457	979,238
Series 2005-41 Class LA, 5.5% 5/25/35	3,894,675	4,107,058
Freddie Mac:
planned amortization class Series 2104 Class PG, 6% 12/15/28	2,146,865	2,257,100
sequential payer Series 2516 Class AH, 5% 1/15/16	164,183	164,257
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,224,362	1,300,718
Series 2363 Class PF, 6% 9/15/16	1,610,174	1,709,341
Series 2425 Class JH, 6% 3/15/17	1,294,963	1,376,849
Series 2543 Class QT, 5.5% 4/15/22	3,925,000	4,088,607
Series 2702 Class WB, 5% 4/15/17	3,629,539	3,754,303
Series 3033 Class UD, 5.5% 10/15/30	2,335,000	2,439,621
Series 3049 Class DB, 5.5% 6/15/31	5,410,000	5,683,697
sequential payer:
Series 2528 Class HN, 5% 11/15/17	3,367,000	3,548,066
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	$ 4,574,028	$ 4,712,420
Series 2809 Class UA, 4% 12/15/14	387,224	390,765
TOTAL U.S. GOVERNMENT AGENCY		54,997,017
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $170,022,335)		180,697,100
Commercial Mortgage Securities - 6.4%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (g)	2,029,000	1,433,083
Class A2, 6.8991% 2/14/43 (g)	1,275,000	1,294,232
Class A3, 6.9491% 2/14/43 (g)	1,377,000	1,313,549
Class PS1, 1.4493% 2/14/43 (g)(i)	7,219,591	244,208
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (g)	2,024,000	1,906,795
Series 2006-4 Class A1, 5.363% 7/10/46 (g)	621,122	620,594
Series 2006-5:
Class A1, 5.185% 7/10/11	1,344,177	1,338,300
Class A2, 5.317% 9/10/47	8,231,000	7,646,881
Class A3, 5.39% 9/10/47	2,418,000	2,017,903
Series 2006-6 Class A3, 5.369% 12/10/16	3,468,000	2,932,000
Series 2007-2 Class A1, 5.421% 4/10/49	358,278	360,365
Series 2007-4 Class A3, 6.0024% 2/10/51 (g)	1,729,000	1,436,553
Series 2006-5 Class XP, 0.832% 9/10/47 (i)	27,500,195	517,380
Series 2006-6:
Class E, 5.619% 10/10/45 (e)	1,002,000	120,240
Class XP, 0.4315% 10/10/45 (g)(i)	10,088,206	140,548
Series 2007-3:
Class A3, 5.6582% 6/10/49 (g)	2,896,000	2,264,196
Class A4, 5.8374% 6/10/49 (g)	3,615,000	2,639,043
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	539,152	547,317
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	2,923,150
Series 2004-2:
Class A3, 4.05% 11/10/38	2,346,000	2,250,196
Class A4, 4.153% 11/10/38	2,199,000	1,997,301
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-4 Class A3, 4.128% 7/10/42	$ 1,223,096	$ 1,212,726
Series 2005-1 Class A3, 4.877% 11/10/42	5,975,170	5,806,764
Series 2006-1 Class A1, 5.219% 9/10/45 (g)	1,552,276	1,549,941
Series 2001-3 Class H, 6.562% 4/11/37 (e)	969,000	874,928
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	434,000	282,100
Class K, 6.15% 5/11/35 (e)	806,000	556,142
Series 2005-3 Series A3B, 5.09% 7/10/43 (g)	5,387,000	4,939,683
Series 2005-6 Class A3, 5.3515% 9/10/47 (g)	3,121,000	3,003,686
Series 2007-1 Class B, 5.543% 1/15/49	1,044,000	247,874
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (e)(g)	745,000	372,500
Class D, 0.7044% 3/15/22 (e)(g)	754,000	339,300
Class E, 0.7444% 3/15/22 (e)(g)	623,000	280,350
Class F, 0.8144% 3/15/22 (e)(g)	502,000	225,900
Class G, 0.8744% 3/15/22 (e)(g)	326,000	123,880
Series 2006-BIX1:
Class C, 0.5244% 10/15/19 (e)(g)	1,114,000	646,120
Class D, 0.5544% 10/15/19 (e)(g)	1,361,000	598,840
Class E, 0.5844% 10/15/19 (e)(g)	1,261,000	479,180
Class F, 0.6544% 10/15/19 (e)(g)	2,577,000	1,030,800
Class G, 0.6744% 10/15/19 (e)(g)	881,000	308,350
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (e)(g)	56,533	27,418
Series 2004-1:
Class A, 0.6688% 4/25/34 (e)(g)	1,113,388	723,702
Class B, 2.2088% 4/25/34 (e)(g)	119,564	34,674
Class M1, 0.8688% 4/25/34 (e)(g)	96,686	51,727
Class M2, 1.5088% 4/25/34 (e)(g)	87,154	38,348
Series 2004-2:
Class A, 0.7388% 8/25/34 (e)(g)	817,379	613,034
Class M1, 0.8888% 8/25/34 (e)(g)	125,542	67,165
Series 2004-3:
Class A1, 0.6788% 1/25/35 (e)(g)	1,741,124	1,131,731
Class A2, 0.7288% 1/25/35 (e)(g)	242,134	145,280
Class M1, 0.8088% 1/25/35 (e)(g)	291,210	163,077
Class M2, 1.3088% 1/25/35 (e)(g)	188,366	87,590
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (e)(g)	$ 1,653,588	$ 913,111
Class M1, 0.7388% 8/25/35 (e)(g)	90,439	33,580
Class M2, 0.7888% 8/25/35 (e)(g)	149,018	51,218
Class M3, 0.8088% 8/25/35 (e)(g)	82,731	26,631
Class M4, 0.9188% 8/25/35 (e)(g)	51,386	15,781
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (e)(g)	671,164	381,154
Class A2, 0.7088% 11/25/35 (e)(g)	590,983	310,266
Class M2, 0.7988% 11/25/35 (e)(g)	67,845	24,384
Class M3, 0.8188% 11/25/35 (e)(g)	61,117	20,804
Class M4, 0.9088% 11/25/35 (e)(g)	75,695	24,737
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (e)(g)	1,563,384	781,692
Class B1, 1.7088% 1/25/36 (e)(g)	91,106	24,143
Class M1, 0.7588% 1/25/36 (e)(g)	504,121	234,416
Class M2, 0.7788% 1/25/36 (e)(g)	102,039	44,897
Class M3, 0.8088% 1/25/36 (e)(g)	221,085	91,750
Class M4, 0.9188% 1/25/36 (e)(g)	82,603	32,215
Class M5, 0.9588% 1/25/36 (e)(g)	82,603	30,150
Class M6, 1.0088% 1/25/36 (e)(g)	87,462	29,737
Series 2006-1 Class A2, 0.6688% 4/25/36 (e)(g)	237,897	118,021
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (e)(g)	4,669,636	2,639,278
Class A2, 0.5888% 7/25/36 (e)(g)	215,093	113,160
Class B3, 3.0088% 7/25/36 (e)(g)	82,319	19,864
Class M1, 0.6188% 7/25/36 (e)(g)	225,715	84,801
Class M2, 0.6388% 7/25/36 (e)(g)	107,546	38,243
Class M3, 0.6588% 7/25/36 (e)(g)	89,622	30,516
Class M5, 0.7788% 7/25/36 (e)(g)	74,353	23,146
Class M6, 0.8488% 7/25/36 (e)(g)	110,866	32,661
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (e)(g)	96,010	25,443
Class B3, 2.9088% 10/25/36 (e)(g)	112,518	18,565
Class M4, 0.7388% 10/25/36 (e)(g)	105,995	39,748
Class M5, 0.7888% 10/25/36 (e)(g)	126,734	43,089
Class M6, 0.8688% 10/25/36 (e)(g)	367,143	115,650
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (e)(g)	676,474	379,164
Class A2, 0.5788% 12/25/36 (e)(g)	3,638,233	1,520,054
Class B3, 2.7588% 12/25/36 (e)(g)	128,645	22,461
Class M1, 0.5988% 12/25/36 (e)(g)	151,087	48,091
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.6188% 12/25/36 (e)(g)	$ 101,737	$ 30,399
Class M3, 0.6488% 12/25/36 (e)(g)	104,015	29,509
Class M4, 0.7088% 12/25/36 (e)(g)	123,755	33,426
Class M5, 0.7488% 12/25/36 (e)(g)	113,884	29,052
Class M6, 0.8288% 12/25/36 (e)(g)	101,737	24,091
Series 2007-1:
Class A2, 0.5788% 3/25/37 (e)(g)	788,122	374,358
Class B1, 0.9788% 3/25/37 (e)(g)	189,308	50,167
Class B2, 1.4588% 3/25/37 (e)(g)	136,238	32,697
Class B3, 3.6588% 3/25/37 (e)(g)	492,675	81,291
Class M1, 0.5788% 3/25/37 (e)(g)	168,713	78,452
Class M2, 0.5988% 3/25/37 (e)(g)	126,733	55,129
Class M3, 0.6288% 3/25/37 (e)(g)	38,812	16,107
Class M4, 0.6788% 3/25/37 (e)(g)	28,515	11,121
Class M5, 0.7288% 3/25/37 (e)(g)	140,199	51,172
Class M6, 0.8088% 3/25/37 (e)(g)	196,436	61,877
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (e)(g)	1,559,499	865,522
Class A2, 0.6288% 7/25/37 (e)(g)	1,460,608	766,819
Class B1, 1.9088% 7/25/37 (e)(g)	392,063	94,095
Class B2, 2.5588% 7/25/37 (e)(g)	340,429	73,192
Class B3, 3.6588% 7/25/37 (e)(g)	382,436	78,399
Class M1, 0.6788% 7/25/37 (e)(g)	444,571	206,726
Class M2, 0.7188% 7/25/37 (e)(g)	231,912	102,041
Class M3, 0.7988% 7/25/37 (e)(g)	234,537	97,333
Class M4, 0.9588% 7/25/37 (e)(g)	487,453	165,734
Class M5, 1.0588% 7/25/37 (e)(g)	431,444	135,905
Class M6, 1.3088% 7/25/37 (e)(g)	547,837	158,873
Series 2007-3:
Class A2, 0.5988% 7/25/37 (e)(g)	836,510	336,946
Class B1, 1.2588% 7/25/37 (e)(g)	343,999	79,464
Class B2, 1.9088% 7/25/37 (e)(g)	994,871	198,576
Class B3, 4.3088% 7/25/37 (e)(g)	461,444	77,615
Class M1, 0.6188% 7/25/37 (e)(g)	304,599	95,918
Class M2, 0.6488% 7/25/37 (e)(g)	325,057	94,072
Class M3, 0.6788% 7/25/37 (e)(g)	523,576	142,151
Class M4, 0.8088% 7/25/37 (e)(g)	927,435	248,831
Class M5, 0.9088% 7/25/37 (e)(g)	418,255	101,343
Class M6, 1.1088% 7/25/37 (e)(g)	318,237	78,732
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (e)(g)	187,997	45,439
Class B2, 3.7588% 9/25/37 (e)(g)	894,111	198,135
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.2588% 9/25/37 (e)(g)	$ 182,600	$ 84,909
Class M2, 1.3588% 9/25/37 (e)(g)	182,600	75,779
Class M4, 1.9088% 9/25/37 (e)(g)	609,866	207,355
Class M5, 2.0588% 9/25/37 (e)(g)	609,866	192,108
Class M6, 2.2588% 9/25/37 (e)(g)	612,565	177,644
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(i)	5,104,786	56,153
Series 2007-5A Class IO, 1.5496% 10/25/37 (e)(i)	10,771,959	780,967
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (e)(g)	657,000	429,849
Class H, 0.9944% 3/15/19 (e)(g)	442,000	123,760
Class J, 1.1944% 3/15/19 (e)(g)	332,000	49,800
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (e)(g)	473,000	236,500
Class E, 0.6444% 3/15/22 (e)(g)	2,460,000	1,131,600
Class F, 0.6944% 3/15/22 (e)(g)	1,510,000	649,300
Class G, 0.7444% 3/15/22 (e)(g)	297,000	115,830
Class H, 0.8944% 3/15/22 (e)(g)	473,000	170,280
Class J, 1.0444% 3/15/22 (e)(g)	473,000	132,440
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	1,050,014	1,045,825
Series 2004-PWR3 Class A3, 4.487% 2/11/41	2,170,000	1,979,320
Series 2006-PW14 Class A4, 5.201% 12/11/38	2,240,000	1,838,308
Series 2006-T24 Class A1, 4.905% 10/12/41 (g)	1,645,740	1,627,033
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	7,904,002
Series 2007-PW16 Class A4, 5.9089% 6/11/40 (g)	2,484,000	2,095,828
Series 2007-PW17 Class A1, 5.282% 6/11/50	711,152	694,323
Series 2007-PW18:
Class A2, 5.613% 6/11/50	605,000	553,490
Class A4, 5.7% 6/11/50	20,000,000	16,397,800
Series 2007-T26 Class A1, 5.145% 1/12/45 (g)	622,825	610,760
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (e)(g)(i)	16,247,622	150,898
Series 2003-T12 Class X2, 0.6481% 8/13/39 (e)(g)(i)	27,425,033	314,710
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	5,493,693
Series 2006-PW14 Class X2, 0.8435% 12/11/38 (e)(g)(i)	25,232,719	544,550
Series 2006-T22:
Class A1, 5.415% 4/12/38 (g)	322,869	322,834
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A4, 5.4635% 4/12/38 (g)	$ 217,000	$ 195,032
Series 2007-PW15:
Class A1, 5.016% 2/11/44	318,689	317,098
Class X2, 0.3635% 2/11/44 (e)(g)(i)	25,606,199	346,485
Series 2007-PW16:
Class B, 5.713% 6/11/40 (e)	277,000	63,710
Class C, 5.713% 6/11/40 (e)	231,000	48,510
Class D, 5.713% 6/11/40 (e)	231,000	46,200
Series 2007-PW18 Class X2, 0.3443% 6/11/50 (e)(g)(i)	172,823,303	2,445,450
Series 2007-T26 Class X2, 0.1255% 1/12/45 (e)(g)(i)	23,236,699	138,477
Series 2007-T28:
Class A1, 5.422% 9/11/42	314,041	307,787
Class X2, 0.1822% 9/11/42 (e)(g)(i)	86,835,898	611,359
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (e)(g)	864,351	374,642
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	2,037,000	1,705,177
Class XCL, 0.8163% 5/15/35 (e)(g)(i)	28,141,533	1,115,961
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	695,000	684,207
Class F, 7.734% 1/15/32	376,000	368,567
Series 2000-3 Class G 6.887% 10/15/32 (e)	3,994,000	2,301,728
Series 2001-245 Class A2, 6.275% 2/12/16 (e)(g)	1,763,000	1,779,565
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	238,205	237,952
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (e)(g)	8,730	6,572
Class F, 0.6544% 8/16/21 (e)(g)	619,000	167,130
Class G, 0.6744% 11/15/36 (e)(g)	376,000	94,000
Class H, 0.7144% 11/15/36 (e)(g)	300,000	69,000
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	2,948,000	825,440
Series 2007-C6:
Class A1, 5.622% 12/10/49 (g)	6,728,861	6,804,307
Class A2, 5.8884% 12/10/49 (g)	2,250,000	2,122,628
Class A4, 5.8884% 12/10/49 (g)	4,462,000	3,489,983
Series 2007-FL3A Class A2, 0.4844% 4/15/22 (e)(g)	3,443,000	1,549,350
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (g)	$ 723,000	$ 611,114
Series 2006-CD3 Class A3, 5.607% 10/15/48	6,300,000	5,357,991
Series 2007-CD4:
Class A1, 4.977% 12/11/49	508,613	500,071
Class A2A, 5.237% 12/11/49	1,543,000	1,417,951
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,397,756
Class C, 5.476% 12/11/49	3,265,000	244,875
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (g)	267,934	263,064
Series 2007-C3 Class A3, 5.8202% 5/15/46 (g)	1,734,000	1,442,529
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	728,280
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5744% 4/15/17 (e)(g)	3,884,000	2,252,720
Class C, 0.6144% 4/15/17 (e)(g)	1,395,000	796,015
Class D, 0.6544% 4/15/17 (e)(g)	802,000	415,003
Class E, 0.7144% 4/15/17 (e)(g)	247,000	117,421
Class F, 0.7544% 4/15/17 (e)(g)	140,000	62,390
Class G, 0.8944% 4/15/17 (e)(g)	140,000	57,966
Class H, 0.9644% 4/15/17 (e)(g)	140,000	56,000
Class J, 1.1944% 4/15/17 (e)(g)	108,000	41,580
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (e)(g)	2,735,261	1,277,586
Class D, 0.6844% 11/15/17 (e)(g)	142,297	64,333
Class E, 0.7344% 11/15/17 (e)(g)	504,569	215,146
Class F, 0.7944% 11/15/17 (e)(g)	313,465	126,125
Class G, 0.8444% 11/15/17 (e)(g)	217,913	82,747
Series 2006-FL12 Class AJ, 0.4744% 12/15/20 (e)(g)	2,471,000	1,248,300
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (g)	163,000	160,854
Series 2006-C8 Class A3, 5.31% 12/10/46	4,941,000	4,127,635
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,931,000	2,630,943
Series 2007-C9 Class A4, 5.8162% 12/10/49 (g)	3,836,000	3,087,475
Series 2006-C8 Class B, 5.44% 12/10/46	3,003,000	840,840
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (g)	788,414	799,563
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	$ 2,500,000	$ 1,859,431
Series 2006-C5 Class AJ, 5.373% 12/15/39	3,511,000	1,260,088
Series 2007-C2:
Class A1, 5.269% 1/15/49	1,080,200	1,069,799
Class A3, 5.542% 1/15/49 (g)	3,468,000	2,499,219
Series 2007-C3:
Class A1, 5.664% 6/15/39 (g)	205,479	204,339
Class A4, 5.9124% 6/15/39 (g)	1,923,000	1,403,643
Series 2006-C4 Class AAB, 5.439% 9/15/39	9,869,000	8,309,097
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	3,962,000	2,881,552
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (e)(g)	6,186,000	1,546,500
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (e)(g)	50,392	10,078
Class SHDC, 1.3444% 7/15/19 (e)(g)	24,076	6,019
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (e)(g)	13,518	2,974
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,515,553	1,522,326
Series 2000-C1 Class A2, 7.545% 4/15/62	2,243,171	2,274,381
Series 2001-CK6 Class B, 6.582% 8/15/36	1,734,000	1,658,364
Series 2004-C1:
Class A3, 4.321% 1/15/37	616,542	602,972
Class A4, 4.75% 1/15/37	807,000	732,715
Series 1998-C1 Class D, 7.17% 5/17/40	1,876,158	1,860,075
Series 1999-C1 Class E, 8.0655% 9/15/41 (g)	1,792,000	1,739,720
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	5,069,988	90,325
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (e)(g)(i)	16,241,408	547,254
Series 2004-C1 Class ASP, 0.953% 1/15/37 (e)(g)(i)	74,590,633	1,169,924
Series 2006-C1 Class A3, 5.711% 2/15/39 (g)	9,156,000	8,012,145
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4944% 2/15/22 (e)(g)	656,000	262,400
Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (e)(g)	1,521,000	501,930
0.6144% 2/15/22 (e)(g)	543,000	146,610
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater:
Series 2007-TFL1:
Class F, 0.6644% 2/15/22 (e)(g)	$ 1,086,000	$ 271,500
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	197,634	195,919
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (g)(i)	33,976,586	496,024
Class B, 5.487% 2/15/40 (e)(g)	2,651,000	503,690
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	6,713,676	6,853,204
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	618,000	515,418
Class G, 6.936% 3/15/33 (e)	1,141,000	944,608
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	11,121,000	7,723,631
Series 2001-1 Class X1, 1.0497% 5/15/33 (e)(g)(i)	18,008,139	293,136
Series 2005-C1 Class B, 4.846% 6/10/48 (g)	495,000	151,394
Series 2007-C1 Class XP, 0.1974% 12/10/49 (g)(i)	21,733,341	166,269
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8633% 10/16/23 (g)	41,448	41,872
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.8287% 12/10/41 (g)(i)	26,750,370	272,562
Series 2005-C1 Class X2, 0.7105% 5/10/43 (g)(i)	12,740,894	132,791
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (e)(g)	652,000	277,100
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,107,000	1,111,598
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,146,118	1,110,587
Class A2, 5.597% 12/10/49	3,468,000	3,015,239
Series 2007-GG9:
Class A1, 5.233% 3/10/39	283,223	280,383
Class A4, 5.444% 3/10/39	16,142,000	12,697,974
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (e)(g)(i)	44,132,781	680,598
Series 2006-GG7:
Class A3, 6.1142% 7/10/38 (g)	4,571,000	4,063,607
Class A4, 5.9165% 7/10/38 (g)	13,274,000	10,905,160
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(i)	43,699,094	428,251
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (e)(g)	$ 88,000	$ 63,360
Class D, 0.6944% 6/6/20 (e)(g)	414,000	235,980
Class E, 0.7844% 6/6/20 (e)(g)	479,000	263,450
Class F, 0.8544% 6/6/20 (e)(g)	681,000	340,500
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (e)(g)	1,014,000	699,660
Class D, 0.7844% 3/6/20 (e)(g)	6,784,000	4,680,960
Class F, 0.8944% 3/6/20 (e)(g)	83,000	56,440
Class G, 0.9344% 3/6/20 (e)(g)	42,000	28,560
Class H, 1.0644% 3/6/20 (e)(g)	394,000	260,040
Class J, 1.2644% 3/6/20 (e)(g)	564,000	363,780
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	2,724,000	2,921,522
Series 2004-GG2 Class A4, 4.964% 8/10/38	538,000	499,428
Series 2001-LIBA Class C, 6.733% 2/14/16 (e)	857,000	920,825
Series 2005-GG4 Class XP, 0.6995% 7/10/39 (e)(g)(i)	42,488,526	670,737
Series 2006-GG6:
Class A2, 5.506% 4/10/38 (g)	10,168,000	9,912,285
Class A3, 5.7419% 4/10/38 (g)	20,000,000	17,512,021
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	9,531,000	8,994,712
Class A4, 5.56% 11/10/39 (g)	25,187,000	20,458,385
Series 2007-GG10:
Class A1, 5.69% 8/10/45	371,610	364,411
Class A2, 5.778% 8/10/45	826,000	752,565
Class A4, 5.7992% 8/10/45 (g)	1,058,000	809,092
Series 2007-GG10 Class B, 5.9932% 8/10/45 (g)	2,168,000	301,731
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5144% 11/15/18 (e)(g)	1,451,122	769,095
Class C, 0.5544% 11/15/18 (e)(g)	1,030,630	525,621
Class D, 0.5744% 11/15/18 (e)(g)	187,685	84,458
Class E, 0.6244% 11/15/18 (e)(g)	356,404	153,254
Class F, 0.6744% 11/15/18 (e)(g)	534,280	224,397
Class G, 0.7044% 11/15/18 (e)(g)	464,961	185,984
Class H, 0.8444% 11/15/18 (e)(g)	356,404	124,742
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (g)	$ 5,157,000	$ 4,332,840
Series 2006-CB15 Class A3, 5.819% 6/12/43 (g)	2,611,000	2,249,137
Series 2006-CB17 Class A4, 5.429% 12/12/43	902,000	719,952
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,143,623
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	824,000	699,917
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,270,000	3,300,594
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (g)	16,081,000	12,271,041
Series 2007-CB20 Class A4, 5.794% 2/12/51	17,256,000	13,050,932
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (g)	4,868,000	4,474,522
Class A4, 6.0069% 6/15/49 (g)	5,648,000	4,415,946
Series 2007-LDP10 Class A1, 5.122% 1/15/49	185,202	185,169
Series 2007-LDPX Class A3, 5.412% 1/15/49	9,962,000	7,483,937
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (g)	1,561,000	296,590
Series 2005-CB13 Class E, 5.35% 1/12/43 (e)(g)	877,000	149,090
Series 2006-CB17 Class A3, 5.45% 12/12/43	494,000	442,954
Series 2007-CB19:
Class B, 5.7442% 2/12/49	148,000	34,040
Class C, 5.7462% 2/12/49	388,000	81,480
Class D, 5.7462% 2/12/49	407,000	81,400
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (g)	331,000	69,510
Class CS, 5.466% 1/15/49 (g)	143,000	28,600
Class ES, 5.5455% 1/15/49 (e)(g)	896,000	125,440
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	715,000	700,967
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,945,082	1,964,367
Series 2007-C3:
Class F, 5.9388% 7/15/44 (g)	344,000	34,612
Class G, 5.9388% 7/15/44 (e)(g)	608,000	56,879
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	659,000	551,503
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	3,104,241	3,152,840
Series 2001-C2 Class A2, 6.653% 11/15/27	333,000	336,202
Series 2001-C3 Class A1, 6.058% 6/15/20	138,628	140,465
Series 2006-C1 Class A2, 5.084% 2/15/31	832,000	811,394
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	$ 172,097	$ 172,350
Series 2006-C6:
Class A1, 5.23% 9/15/39	265,922	267,653
Class A2, 5.262% 9/15/39 (g)	3,026,000	2,895,434
Series 2006-C7:
Class A1, 5.279% 11/15/38	738,352	743,126
Class A2, 5.3% 11/15/38	1,907,000	1,731,452
Class A3, 5.347% 11/15/38	3,172,000	2,552,949
Series 2007-C1:
Class A1, 5.391% 2/15/40 (g)	166,512	168,469
Class A4, 5.424% 2/15/40	13,902,000	10,280,454
Series 2007-C2:
Class A1, 5.226% 2/15/40	929,601	921,132
Class A3, 5.43% 2/15/40	836,000	590,836
Series 2000-C5 Class E, 7.29% 12/15/32	121,000	115,064
Series 2001-C3 Class B, 6.512% 6/15/36	3,352,000	3,333,424
Series 2001-C7 Class D, 6.514% 11/15/33	1,907,000	1,452,235
Series 2003-C3 Class XCP, 1.0324% 3/11/37 (e)(g)(i)	7,275,036	73,722
Series 2004-C4 Class A2, 4.567% 6/15/29 (g)	251,526	251,008
Series 2005-C3 Class XCP, 0.9277% 7/15/40 (g)(i)	6,854,106	111,949
Series 2006-C3 Class A3 5.689% 3/15/32	1,025,000	897,477
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (g)(i)	10,744,530	217,281
Series 2007-C1:
Class C, 5.533% 2/15/40 (g)	3,815,000	534,100
Class D, 5.563% 2/15/40 (g)	694,000	83,280
Class E, 5.582% 2/15/40 (g)	347,000	38,170
Class XCP, 0.6696% 2/15/40 (g)(i)	4,230,977	69,788
Series 2007-C2 Class XCP, 0.715% 2/15/40 (g)(i)	19,965,177	355,113
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	3,917,000	2,894,074
Series 2007-C7:
Class A3, 5.866% 9/15/45	5,670,000	4,485,534
Class XCP, 0.3124% 9/15/45 (g)(i)	142,656,413	1,739,024
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	496,000	466,926
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	2,625,000	2,100,000
Class C, 4.13% 11/20/37 (e)	7,480,000	5,086,400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (e)(g)	555,142	222,057
Class E, 0.6344% 9/15/21 (e)(g)	2,003,583	601,075
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class F, 0.6844% 9/15/21 (e)(g)	$ 965,627	$ 265,548
Class G, 0.7044% 9/15/21 (e)(g)	1,906,832	476,708
Class H, 0.7444% 9/15/21 (e)(g)	492,207	110,747
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,156,128
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	862,114	838,669
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (g)	2,847,000	2,769,254
Series 2005-LC1 Class F, 5.378% 1/12/44 (e)(g)	1,509,000	306,079
Series 2006-C1 Class A2, 5.6116% 5/12/39 (g)	2,445,000	2,364,029
Series 2007-C1:
Class A3, 6.0224% 6/12/50 (g)	7,212,000	5,982,778
Class A4, 6.0224% 6/12/50 (g)	6,564,000	4,960,056
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	2,524,572
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (g)	808,000	591,938
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,845,000	1,632,303
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	1,490,000	1,283,726
Series 2007-5:
Class A1, 4.275% 12/12/11	140,657	137,441
Class A3, 5.364% 8/12/48	676,000	540,625
Class A4, 5.378% 8/12/48	20,069,000	13,675,203
Class B, 5.479% 2/12/17	5,202,000	1,049,418
Series 2007-6:
Class A1, 5.175% 3/12/51	164,806	163,001
Class A4, 5.485% 3/12/51 (g)	6,000,000	4,255,256
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	6,069,000	4,291,157
Series 2007-8 Class A1, 4.622% 8/12/49	303,617	295,277
Series 2007-9 Class A4, 5.7% 9/12/49	185,000	132,865
Series 2006-2 Class A4, 5.9093% 6/12/46 (g)	1,053,000	906,145
Series 2006-4 Class XP, 0.6211% 12/12/49 (g)(i)	31,904,027	687,283
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,734,000	378,616
Series 2007-7 Class B, 5.75% 6/12/50	1,295,000	287,822
Series 2007-8 Class A3, 6.1556% 8/12/49 (g)	1,496,000	1,148,183
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (e)(g)	29,537	24,516
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2005-XLF:
Class H, 0.735% 8/15/19 (e)(g)	$ 138,000	$ 96,600
Class J, 0.805% 8/15/19 (e)(g)	104,000	67,600
Series 2006-XLF:
Class C, 1.545% 7/15/19 (e)(g)	671,000	67,100
Class F, 0.665% 7/15/19 (e)(g)	1,669,000	1,218,370
Class G, 0.705% 7/15/19 (e)(g)	948,000	426,600
Series 2007-XCLA Class A1, 0.545% 7/17/17 (e)(g)	2,222,339	1,111,169
Series 2007-XLCA Class B, 0.8444% 7/17/17 (e)(g)	1,707,888	153,710
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (e)(g)	995,000	278,600
Class D, 0.535% 10/15/20 (e)(g)	545,000	136,250
Class E, 0.595% 10/15/20 (e)(g)	681,000	136,200
Class F, 0.645% 10/15/20 (e)(g)	409,000	73,620
Class G, 0.685% 10/15/20 (e)(g)	505,000	75,750
Class H, 0.775% 10/15/20 (e)(g)	318,000	31,800
Class J, 0.925% 10/15/20 (e)(g)	363,000	29,040
Class MHRO, 1.035% 10/15/20 (e)(g)	346,877	38,156
Class MJPM, 1.345% 10/15/20 (e)(g)	72,213	6,499
Class MSTR, 1.045% 10/15/20 (e)(g)	129,878	18,183
Class NHRO, 1.235% 10/15/20 (e)(g)	525,793	47,321
Class NSTR, 1.195% 10/15/20 (e)(g)	118,333	13,017
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (e)(g)(i)	6,140,294	98,655
Series 2004-HQ3 Class A2, 4.05% 1/13/41	499,441	505,841
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,575,000	2,380,739
Series 2006-HQ10:
Class A1, 5.131% 11/12/41	599,018	596,151
Class A4, 5.328% 11/12/41	3,124,000	2,610,574
Series 2006-T23 Class A1, 5.682% 8/12/41	1,644,466	1,646,831
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	273,593	270,102
Class A31, 5.439% 2/12/44 (g)	7,959,000	6,837,996
Series 2007-IQ13 Class A1, 5.05% 3/15/44	281,570	275,777
Series 2007-IQ14 Class A1, 5.38% 4/15/49	633,624	622,471
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	7,627,850
Series 2007-T25 Class A2, 5.507% 11/12/49	1,705,000	1,502,228
Series 2007-T27 Class A4, 5.804% 6/11/42	3,492,000	2,916,564
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (e)(g)(i)	12,550,427	161,826
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (e)(g)(i)	$ 23,853,479	$ 520,428
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (g)	2,689,000	2,504,057
Series 2006-HQ9 Class B, 5.832% 7/12/44 (g)	2,573,000	500,757
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (g)	2,878,000	2,607,276
Class A4, 5.7708% 10/15/42 (g)	520,000	439,272
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,734,000	307,542
Series 2006-T23 Class A3, 5.8075% 8/12/41 (g)	885,000	776,787
Series 2007-HQ11 Class B, 5.538% 2/20/44 (g)	3,144,000	527,375
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (g)	405,714	395,385
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	2,601,000	1,885,753
Class AAB, 5.654% 4/15/49	4,940,000	4,492,132
Class B, 5.914% 4/15/49	426,000	66,469
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (e)(g)	2,336,077	186,886
Class D, 1.0444% 7/17/17 (e)(g)	1,100,785	77,055
Class E, 1.1444% 7/17/17 (e)(g)	895,024	53,701
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	70,039	71,209
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	3,114,500	3,158,438
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (e)	166,000	149,400
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (e)(g)	104,596	94,136
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	278,440	285,100
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)	1,474,000	1,501,676
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (e)(g)	1,041,000	520,500
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (e)(g)	1,481,000	444,300
Class F, 0.6844% 8/11/18 (e)(g)	1,532,000	352,360
Class G, 0.7044% 8/11/18 (e)(g)	1,452,000	290,400
Class J, 0.9444% 8/11/18 (e)(g)	323,000	32,300
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (e)(g)	74,899	14,980
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP2, 1.1444% 6/15/20 (e)(g)	$ 125,278	$ 12,528
Class F, 0.8244% 6/15/20 (e)(g)	3,220,000	644,000
Class LXR1, 1.0444% 6/15/20 (e)(g)	212,473	42,495
Class LXR2, 1.1444% 6/15/20 (e)(g)	2,194,908	219,491
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	589,656	583,443
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	3,466,404	3,416,063
Series 2003-C8 Class A3, 4.445% 11/15/35	7,552,000	7,276,055
Series 2006-C24 Class A2, 5.506% 3/15/45	1,424,318	1,422,370
Series 2006-C27 Class A2, 5.624% 7/15/45	1,549,000	1,463,386
Series 2006-C29 Class A3, 5.313% 11/15/48	4,606,000	3,939,589
Series 2007-C30:
Class A1, 5.031% 12/15/43	265,381	262,005
Class A3, 5.246% 12/15/43	1,489,000	1,361,272
Class A4, 5.305% 12/15/43	510,000	418,881
Class A5, 5.342% 12/15/43	1,855,000	1,292,718
Series 2007-C31:
Class A1, 5.14% 4/15/47	151,690	150,091
Class A4, 5.509% 4/15/47	6,419,000	4,388,259
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (g)	2,081,000	1,894,999
Class A3, 5.929% 6/15/49 (g)	28,312,000	19,937,509
Series 2003-C6 Class G, 5.125% 8/15/35 (e)	824,000	386,897
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(g)	1,333,000	1,113,389
Class 180B, 5.3979% 10/15/41 (e)(g)	607,000	518,396
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	641,580
Series 2005-C22:
Class B, 5.355% 12/15/44 (g)	3,845,000	1,345,750
Class F, 5.355% 12/15/44 (e)(g)	2,892,000	462,720
Series 2006-C25 Class AM, 5.9263% 5/15/43 (g)	908,000	479,837
Series 2006-C29 Class E, 5.516% 11/15/48 (g)	1,734,000	182,070
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	5,202,000	572,220
Class D, 5.513% 12/15/43 (g)	2,774,000	263,530
Class XP, 0.4317% 12/15/43 (e)(g)(i)	21,324,961	336,491
Series 2007-C31 Class C, 5.6906% 4/15/47 (g)	4,147,000	497,640
Series 2007-C31A Class A2, 5.421% 4/15/47	11,870,000	10,602,843
Series 2007-C32:
Class D, 5.929% 6/15/49 (g)	1,303,000	143,330
Class E, 5.929% 6/15/49 (g)	2,054,000	205,400
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33:
Class A4, 6.0998% 2/15/51 (g)	$ 1,500,000	$ 1,094,597
Class A5, 5.9024% 2/15/51 (g)	2,818,000	1,991,558
Series 2007-C33 Class B, 5.9024% 2/15/51 (g)	2,916,000	437,400
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $614,206,098)		638,411,110
Municipal Securities - 0.3%

California Gen. Oblig.:
5.25% 4/1/14	9,500,000	9,738,545
7.5% 4/1/34	6,800,000	6,583,692
7.55% 4/1/39	10,200,000	9,859,116
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	4,097,000	4,532,019
TOTAL MUNICIPAL SECURITIES (Cost $30,836,208)		30,713,372
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,332,526)	2,128,000	2,338,459
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $488,672)	528,000	510,064
Bank Notes - 0.0%

National City Bank, Cleveland 1.3613% 3/1/13 (g) (Cost $2,738,694)	3,474,000	2,952,900
Fixed-Income Funds - 24.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	1,300,572	98,076,135
Fidelity Corporate Bond 1-10 Year Central Fund (h)	2,608,000	247,212,320
Fidelity Corporate Bond 1-5 Year Central Fund (h)	1,219,457	119,104,365
Fixed-Income Funds - continued
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (h)	17,954,957	$ 1,814,707,504
Fidelity Specialized High Income Central Fund (h)	1,754,774	148,488,956
TOTAL FIXED-INCOME FUNDS (Cost $2,382,558,237)		2,427,589,280
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (g)	$ 735,000	417,108
MUFG Capital Finance 1 Ltd. 6.346% (g)	5,858,000	5,213,703
		5,630,811
TOTAL PREFERRED SECURITIES (Cost $4,472,822)		5,630,811
Cash Equivalents - 5.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) #	566,034,084	566,026,000
0.18%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) # (a)	24,625,369	24,625,000
TOTAL CASH EQUIVALENTS (Cost $590,651,000)		590,651,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,778,876,466)		10,039,189,966
NET OTHER ASSETS - 0.0%		(4,401,278)
NET ASSETS - 100%		$ 10,034,788,688
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $571,663,353 or 5.7% of net assets.

(f) A portion of the security is subject to a forward commitment to sell.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$566,026,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 24,966,510
Bank of America, NA	48,061,711
Barclays Capital, Inc.	80,102,851
Credit Suisse Securities (USA) LLC	3,955,666
Deutsche Bank Securities, Inc.	88,527,856
HSBC Securities (USA), Inc.	80,102,851
ING Financial Markets LLC	26,700,950
J.P. Morgan Securities, Inc.	186,906,655
Mizuho Securities USA, Inc.	13,350,475
Societe Generale, New York Branch	13,350,475
$ 566,026,000
$24,625,000 due 6/01/09 at 0.18%
J.P. Morgan Securities, Inc.	$ 24,625,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 715,912
Fidelity Commercial Mortgage-Backed Securities Central Fund	1,398,763
Fidelity Corporate Bond 1-10 Year Central Fund	2,491,800
Fidelity Corporate Bond 1-5 Year Central Fund	1,104,620
Fidelity Mortgage Backed Securities Central Fund	10,671,690
Fidelity Specialized High Income Central Fund	1,990,425
Total	$ 18,373,210
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 116,270,990	$ 24,683,671	$ 98,076,135	16.6%
Fidelity Commercial Mortgage-Backed Securities Central Fund	-	403,804,490	410,341,228*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	-	230,573,280	-	247,212,320	9.3%
Fidelity Corporate Bond 1-5 Year Central Fund	-	114,974,240	3,466,104	119,104,365	34.5%
Fidelity Mortgage Backed Securities Central Fund	-	1,812,007,602	-	1,814,707,504	25.4%
Fidelity Specialized High Income Central Fund	-	136,644,929	-	148,488,956	34.6%
Total	$ -	$ 2,814,275,531	$ 438,491,003	$ 2,427,589,280
*Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,039,189,966	$ 2,427,589,280	$ 7,535,043,792	$ 76,556,894
Other Financial Instruments*	$ (653)	$ -	$ (653)	$ -
*Other financial instruments include Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	618,590
Total Unrealized Gain (Loss)	(4,265,026)
Cost of Purchases	81,166,444
Proceeds of Sales	(1,597,106)
Amortization/Accretion	633,992
Transfer in/out of Level 3	-
Ending Balance	$ 76,556,894

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $9,934,561,689. Net unrealized appreciation aggregated $104,628,277, of which $199,537,268 related to appreciated investment securities and $94,908,991 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Short-Term Bond Fund

May 31, 2009

1.8804842.105

STP-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 29,260	$ 29,321
5.75% 9/8/11	5,500	5,546
		34,867
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	9,146	9,275
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 6.125% 5/15/14	6,899	6,950
Media - 0.7%
AOL Time Warner, Inc. 6.75% 4/15/11	10,000	10,474
Comcast Cable Communications, Inc. 6.75% 1/30/11	12,965	13,771
News America, Inc. 5.3% 12/15/14	9,474	9,600
Time Warner Cable, Inc. 5.4% 7/2/12	6,060	6,175
Viacom, Inc. 5.75% 4/30/11	4,045	4,101
		44,121
Specialty Retail - 0.1%
Staples, Inc. 7.75% 4/1/11	7,050	7,413
TOTAL CONSUMER DISCRETIONARY		102,626
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Diageo Capital PLC 5.2% 1/30/13	2,405	2,483
Diageo Finance BV 5.5% 4/1/13	8,519	8,826
The Coca-Cola Co. 3.625% 3/15/14	590	594
		11,903
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (d)	2,175	2,157
Kraft Foods, Inc.:
4.125% 11/12/09	1,380	1,396
5.625% 8/11/10	14,495	14,832
		18,385
TOTAL CONSUMER STAPLES		30,288
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	7,435	7,454
Chevron Corp. 3.45% 3/3/12	6,349	6,566
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	$ 8,724	$ 8,705
Duke Capital LLC 7.5% 10/1/09	6,050	6,138
Enterprise Products Operating LP 4.625% 10/15/09	14,085	14,119
NGPL PipeCo LLC 6.514% 12/15/12 (d)	6,699	6,696
Petroleum Export Ltd.:
4.623% 6/15/10 (d)	1,604	1,524
4.633% 6/15/10 (d)	964	916
Plains All American Pipeline LP 7.75% 10/15/12	1,925	1,931
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	8,777	8,824
		62,873
FINANCIALS - 6.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.85% 7/19/10	21,335	22,026
Credit Suisse USA, Inc. 0.4813% 6/5/09 (i)	15,555	15,555
Janus Capital Group, Inc. 6.125% 9/15/11 (b)	4,828	4,318
Merrill Lynch & Co., Inc. 6.05% 8/15/12	4,605	4,476
Morgan Stanley:
5.05% 1/21/11	6,808	6,883
6% 5/13/14	5,890	5,919
6.75% 4/15/11	8,280	8,623
Northern Trust Corp. 4.625% 5/1/14	1,346	1,358
The Bank of New York, Inc. 4.3% 5/15/14	5,445	5,470
		74,628
Commercial Banks - 1.9%
American Express Bank FSB 0.3688% 4/26/10 (i)	6,977	6,839
Bank of America NA 1.5375% 5/12/10 (i)	12,250	11,966
Bank One Corp. 7.875% 8/1/10	4,708	4,927
Chase Manhattan Corp. 7.875% 6/15/10	10,588	11,083
Credit Suisse New York Branch 5.5% 5/1/14	5,549	5,604
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (d)(i)	783	662
HSBC Holdings PLC:
1.3659% 10/6/16 (i)	770	609
7.5% 7/15/09	6,165	6,206
Korea Development Bank 4.75% 7/20/09	5,500	5,494
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (d)(i)	485	371
National Australia Bank Ltd. 8.6% 5/19/10	6,800	7,263
Santander Issuances SA Unipersonal 1.6475% 6/20/16 (d)(i)	2,350	1,539
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sovereign Bank 2.7375% 8/1/13 (i)	$ 1,101	$ 827
US Bancorp:
4.2% 5/15/14	8,510	8,473
4.5% 7/29/10	6,090	6,237
Wachovia Corp. 1.2613% 10/15/11 (i)	6,946	6,500
Wells Fargo & Co. 3.98% 10/29/10	27,960	28,049
		112,649
Consumer Finance - 0.7%
Capital One Financial Corp. 1.5725% 9/10/09 (i)	6,977	6,836
General Electric Capital Corp. 5.9% 5/13/14	7,870	7,930
Household Finance Corp. 4.125% 11/16/09	2,225	2,237
Nelnet, Inc. 7.4% 9/29/36 (i)	15,075	6,784
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	10,620	10,173
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	3,356	3,389
		37,349
Diversified Financial Services - 1.0%
Bank of America Corp.:
4.375% 12/1/10	3,724	3,703
7.4% 1/15/11	485	495
7.8% 2/15/10	2,593	2,650
BP Capital Markets PLC:
2.3156% 3/17/11 (i)	4,976	5,039
3.125% 3/10/12	13,400	13,661
BTM Curacao Holding NV 1.6194% 12/19/16 (d)(i)	1,273	985
Citigroup, Inc. 0.9444% 5/18/11 (i)	5,200	4,748
Iberbond 2004 PLC 4.826% 12/24/17 (l)	8,378	6,870
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (i)	1,425	1,112
JPMorgan Chase & Co. 4.891% 9/1/15 (i)	13,105	10,287
New York Life Global Fund 5.25% 10/16/12 (d)	10,930	11,056
		60,606
Insurance - 0.3%
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (d)(i)	8,525	7,587
Metropolitan Life Global Funding I 1.9722% 6/25/10 (d)(i)	11,430	10,885
		18,472
Real Estate Investment Trusts - 1.0%
Arden Realty LP 8.5% 11/15/10	7,855	8,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP 5.625% 12/15/10	$ 13,110	$ 11,956
Developers Diversified Realty Corp. 5% 5/3/10	4,910	4,417
Duke Realty LP:
5.25% 1/15/10	3,215	3,192
5.625% 8/15/11	4,580	4,288
6.95% 3/15/11	3,815	3,668
Federal Realty Investment Trust 8.75% 12/1/09	3,785	3,784
Simon Property Group LP:
4.6% 6/15/10	8,660	8,602
5.3% 5/30/13	7,250	6,988
		55,320
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp. 7.375% 5/15/14	10,608	11,164
Countrywide Financial Corp. 5.8% 6/7/12	633	635
Countrywide Home Loans, Inc.:
4% 3/22/11	2,927	2,829
4.125% 9/15/09	2,317	2,306
Independence Community Bank Corp.:
3.0275% 4/1/14 (i)	4,000	2,855
3.3475% 6/20/13 (i)	5,937	4,938
		24,727
TOTAL FINANCIALS		383,751
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
4.125% 8/15/09	3,525	3,533
5.125% 11/15/10	8,357	8,593
		12,126
Pharmaceuticals - 0.4%
Eli Lilly & Co. 3.55% 3/6/12	3,974	4,099
Pfizer, Inc. 4.45% 3/15/12	9,534	10,104
Roche Holdings, Inc. 4.5% 3/1/12 (d)	7,200	7,585
		21,788
TOTAL HEALTH CARE		33,914
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	$ 14,430	$ 14,522
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	18,575	18,694
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	172	163
Continental Airlines, Inc. 7.056% 3/15/11	4,110	4,048
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,415	8,036
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	141	139
6.201% 3/1/10	117	115
6.602% 9/1/13	289	283
7.186% 10/1/12	1,861	1,815
		14,599
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (i)	1,798	1,722
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	15,890
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
5.15% 10/15/10	14,600	15,040
5.45% 10/15/12	2,924	3,113
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (d)	5,030	5,226
		23,379
TOTAL INDUSTRIALS		88,806
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.3%
Hewlett-Packard Co.:
2.25% 5/27/11	7,174	7,220
4.25% 2/24/12	8,100	8,470
		15,690
Office Electronics - 0.0%
Xerox Corp. 8.25% 5/15/14	2,279	2,313
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 1.57% 6/15/10 (i)	$ 2,088	$ 1,862
TOTAL INFORMATION TECHNOLOGY		19,865
MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	3,598	3,784
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	7,160
		10,944
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.1%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,498
AT&T, Inc. 4.95% 1/15/13	10,874	11,245
BellSouth Corp. 4.2% 9/15/09	7,115	7,172
British Telecommunications PLC 8.625% 12/15/10	5,605	5,948
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,798
SBC Communications, Inc. 5.875% 2/1/12	2,154	2,281
Telecom Italia Capital SA 4% 1/15/10	15,080	15,108
Telefonica Emisiones SAU 5.984% 6/20/11	26,426	27,908
Telefonos de Mexico SA de CV 4.75% 1/27/10	9,510	9,672
Verizon Global Funding Corp. 7.25% 12/1/10	11,370	12,169
Verizon New England, Inc. 6.5% 9/15/11	7,775	8,320
		124,119
Wireless Telecommunication Services - 0.7%
Verizon Wireless Capital LLC:
3.75% 5/20/11 (d)	16,939	17,282
5.25% 2/1/12 (d)	5,544	5,838
Vodafone Group PLC:
5.5% 6/15/11	9,440	10,001
7.75% 2/15/10	4,810	4,984
		38,105
TOTAL TELECOMMUNICATION SERVICES		162,224
UTILITIES - 2.1%
Electric Utilities - 1.1%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,408
Entergy Corp. 7.75% 12/15/09 (d)	12,000	11,961
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. 4.45% 6/15/10	$ 14,150	$ 14,040
Pepco Holdings, Inc. 4% 5/15/10	6,010	6,008
Progress Energy, Inc.:
6.05% 3/15/14	3,658	3,799
7.1% 3/1/11	9,628	10,305
Southern Co.:
1.485% 8/20/10 (i)	12,070	12,137
4.15% 5/15/14	1,976	1,978
		65,636
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 6.125% 9/1/09	21,680	21,738
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.3656% 6/17/10 (i)	8,180	7,979
6.3% 9/30/66 (i)	8,805	5,305
DTE Energy Co. 7.05% 6/1/11	8,462	8,798
KeySpan Corp. 7.625% 11/15/10	4,040	4,266
NiSource Finance Corp. 7.875% 11/15/10	3,925	3,994
NSTAR 8% 2/15/10	3,625	3,773
		34,115
TOTAL UTILITIES		121,489
TOTAL NONCONVERTIBLE BONDS (Cost $1,025,339)		1,016,780
U.S. Government and Government Agency Obligations - 49.4%

Other Government Related - 2.4%
Bank of America Corp. 1.3394% 4/30/12 (FDIC Guaranteed) (e)(i)	5,500	5,562
Citibank NA:
1.625% 3/30/11 (FDIC Guaranteed) (e)	11,210	11,295
1.875% 6/4/12 (FDIC Guaranteed) (e)	11,830	11,858
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (e)	11,380	11,407
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (e)	20,330	20,543
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Goldman Sachs Group, Inc.:
1.2063% 11/9/11 (FDIC Guaranteed) (e)(i)	$ 22,120	$ 22,326
1.625% 7/15/11 (FDIC Guaranteed) (e)	9,220	9,281
1.7% 3/15/11 (FDIC Guaranteed) (e)	10,665	10,773
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (e)	17,840	17,958
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	9,500	9,871
State Street Bank & Trust Co. 1.85% 3/15/11 (FDIC Guaranteed) (e)	10,855	10,924
TOTAL OTHER GOVERNMENT RELATED		141,798
U.S. Government Agency Obligations - 19.2%
Fannie Mae:
1.375% 4/28/11	67,520	67,916
1.75% 3/23/11	121,595	123,178
1.875% 4/20/12 (c)	42,950	43,266
2% 1/9/12 (c)	98,740	100,093
2.5% 5/15/14	3,673	3,625
2.75% 4/11/11	64,530	66,553
2.75% 3/13/14	5,210	5,227
3% 7/12/10 (c)	175,000	179,443
3.25% 8/12/10 (c)	87,021	89,610
3.625% 8/15/11	30,000	31,560
Federal Home Loan Bank 1.875% 6/20/12	33,370	33,246
Freddie Mac:
1.5% 1/7/11 (f)	193,306	195,105
1.625% 4/26/11	13,562	13,704
2.125% 3/23/12 (c)	54,176	54,854
2.5% 4/23/14	5,880	5,814
2.75% 4/11/11	100,000	103,113
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,116,307
U.S. Treasury Obligations - 27.8%
U.S. Treasury Notes:
0.875% 5/31/11 (m)	1,127,272	1,126,163
1.375% 5/15/12 (g)	339,164	338,872
1.75% 11/15/11	35,943	36,471
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 8/31/11	$ 72,927	$ 78,750
4.875% 7/31/11	39,084	42,357
TOTAL U.S. TREASURY OBLIGATIONS		1,622,613
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,859,668)		2,880,718
U.S. Government Agency - Mortgage Securities - 8.6%

Fannie Mae - 7.3%
3.279% 3/1/35 (i)	236	240
3.661% 10/1/33 (i)	155	158
3.784% 10/1/33 (i)	4,187	4,229
3.891% 2/1/33 (i)	359	366
3.937% 2/1/35 (i)	1,402	1,426
3.942% 5/1/35 (i)	4,867	4,950
4.046% 3/1/35 (i)	69	70
4.185% 5/1/33 (i)	79	81
4.281% 10/1/33 (i)	351	356
4.298% 3/1/33 (i)	207	212
4.301% 3/1/33 (i)	165	168
4.312% 7/1/35 (i)	3,680	3,752
4.316% 7/1/35 (i)	1,276	1,305
4.341% 3/1/35 (i)	1,906	1,961
4.361% 8/1/35 (i)	740	755
4.372% 2/1/35 (i)	4,346	4,473
4.384% 7/1/33 (i)	3,049	3,143
4.414% 3/1/37 (i)	7,732	7,955
4.43% 3/1/35 (i)	673	693
4.491% 7/1/35 (i)	160	163
4.5% 12/1/18 to 4/1/20	67,989	70,474
4.512% 11/1/36 (i)	5,619	5,782
4.514% 2/1/35 (i)	5,158	5,288
4.527% 12/1/34 (i)	3,112	3,187
4.531% 10/1/35 (i)	20,429	21,000
4.548% 10/1/33 (i)	284	291
4.553% 5/1/35 (i)	9,450	9,763
4.576% 6/1/33 (i)	1,065	1,104
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.596% 7/1/35 (i)	$ 1,974	$ 2,038
4.626% 10/1/35 (i)	1,074	1,090
4.647% 4/1/35 (i)	5,155	5,269
4.667% 7/1/35 (i)	1,452	1,499
4.684% 11/1/34 (i)	2,980	3,054
4.708% 8/1/33 (i)	368	375
4.715% 11/1/35 (i)	6,248	6,441
4.739% 8/1/35 (i)	3,168	3,251
4.765% 2/1/34 (i)	129	133
4.785% 8/1/35 (i)	1,577	1,622
4.785% 2/1/36 (i)	9,285	9,580
4.863% 5/1/35 (i)	1,412	1,442
4.878% 9/1/34 (i)	106	109
4.895% 2/1/36 (i)	21,819	22,560
4.918% 7/1/35 (i)	6,411	6,643
4.967% 7/1/34 (i)	169	172
4.987% 7/1/35 (i)	30,071	30,971
5% 3/1/18 to 12/1/18	14,769	15,452
5.006% 9/1/34 (i)	5,785	5,921
5.052% 7/1/35 (i)	7,900	8,206
5.075% 4/1/35 (i)	8,578	8,843
5.081% 9/1/36 (i)	13,597	14,109
5.085% 9/1/34 (i)	453	461
5.149% 9/1/35 (i)	18,339	18,938
5.15% 6/1/35 (i)	1,426	1,457
5.165% 9/1/35 (i)	10,567	10,913
5.185% 3/1/35 (i)	223	230
5.308% 12/1/34 (i)	495	506
5.329% 10/1/35 (i)	1,461	1,519
5.38% 11/1/35 (i)	2,721	2,822
5.459% 4/1/36 (i)	22,401	23,332
5.5% 3/1/13 to 1/1/20	33,147	34,936
5.514% 11/1/36 (i)	3,225	3,329
6.248% 6/1/36 (i)	575	593
6.5% 11/1/11 to 3/1/35	23,458	24,953
7% 10/1/12 to 11/1/18	2,023	2,139
7.5% 6/1/12 to 11/1/31	137	143
11.5% 11/1/15	35	37
TOTAL FANNIE MAE		428,433
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 1.2%
3.155% 2/1/34 (i)	$ 387	$ 393
3.479% 3/1/35 (i)	1,107	1,130
3.88% 1/1/35 (i)	249	255
4.044% 4/1/35 (i)	5,953	6,103
4.305% 6/1/35 (i)	577	594
4.376% 12/1/35 (i)	3,515	3,575
4.482% 4/1/35 (i)	18,534	19,009
4.485% 1/1/35 (i)	477	492
4.486% 5/1/35 (i)	2,832	2,919
4.83% 11/1/35 (i)	2,516	2,589
4.914% 9/1/35 (i)	3,344	3,448
5.125% 1/1/36 (i)	2,202	2,265
5.223% 8/1/36 (i)	2,143	2,232
5.301% 6/1/35 (i)	1,599	1,656
5.308% 3/1/33 (i)	65	67
5.333% 8/1/34 (i)	1,211	1,239
5.349% 6/1/37 (i)	3,882	4,041
5.417% 1/1/34 (i)	3,391	3,466
5.557% 1/1/36 (i)	5,491	5,686
5.575% 5/1/36 (i)	7,767	8,084
5.692% 10/1/35 (i)	1,008	1,059
8.5% 5/1/27 to 7/1/28	357	391
12% 11/1/19	24	26
TOTAL FREDDIE MAC		70,719
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (i)	580	601
7% 11/15/27 to 8/15/32	3,725	4,056
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,657
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $491,080)		503,809
Asset-Backed Securities - 9.4%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	2,596	1,600
Series 2004-4 Class A2D, 0.6588% 1/25/35 (i)	660	243
Series 2005-1 Class M1, 0.7788% 4/25/35 (i)	1,226	599
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (i)	$ 561	$ 1
Class M8, 1.1588% 7/25/36 (i)	278	0 *
Class M9, 2.0088% 7/25/36 (i)	4	0 *
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (i)	79	51
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (i)	166	147
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (i)	177	149
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (i)	23	22
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (i)	244	4
Class M4, 0.7088% 5/25/36 (i)	206	4
Class M5, 0.7488% 5/25/36 (i)	49	1
Series 2006-OP1:
Class M1, 0.5888% 4/25/36 (i)	8,000	552
Class M4, 0.6788% 4/25/36 (i)	115	3
Class M5, 0.6988% 4/25/36 (i)	109	2
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7963% 10/20/14 (i)	311	16
Series 2007-A4 Class A4, 0.3463% 4/22/13 (i)	2,937	2,577
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (d)(i)	548	546
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (d)(i)	749	739
AmeriCredit Automobile Receivables Trust:
Series 2005-1:
Class C, 4.73% 7/6/10	131	131
Class D, 5.04% 5/6/11	9,500	9,318
Series 2005-DA Class A4, 5.02% 11/6/12	7,915	7,911
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,026
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	4,979	4,849
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (i)	95	62
Series 2004-R10 Class M1, 1.0088% 11/25/34 (i)	5,942	3,037
Series 2004-R11 Class M1, 0.9688% 11/25/34 (i)	7,657	3,012
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (i)	160	124
Class M3, 0.8588% 4/25/34 (i)	110	37
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (i)	540	391
Series 2005-R2 Class M1, 0.7588% 4/25/35 (i)	1,390	754
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (i)	$ 580	$ 292
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (i)	378	75
Series 2004-W7 Class M2, 0.9088% 5/25/34 (i)	140	78
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (i)	1,045	285
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (i)	877	16
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (i)	966	514
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (i)	156	72
Series 2004-HE3:
Class M1, 0.8488% 6/25/34 (i)	159	67
Class M2, 1.4288% 6/25/34 (i)	2,595	1,716
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (i)	281	117
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (i)	195	3
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(d)(i)	2,292	0 *
Bank of America Credit Card Master Trust:
Series 2006-HE7 Class B4, 0.4244% 3/15/12 (i)	2,311	2,271
Series 2008-A9 Class A9, 4.07% 7/16/12	25,000	25,458
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 0.9588% 9/25/34 (i)	3,630	704
Series 2005-3 Class A1, 0.7588% 9/25/35 (i)	68	44
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (i)	652	315
Series 2005-HE2 Class M1, 0.8088% 2/25/35 (i)	1,028	394
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (i)	2,637	2,062
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	12,530	11,026
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (i)	1,546	1,433
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (i)	274	241
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.7194% 6/15/10 (i)	1,038	1,035
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,060
Series 2007-1 Class B, 5.15% 9/17/12	5,755	4,029
Series 2007-SN1 Class D, 6.05% 1/17/12	3,985	1,196
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	4,585	4,543
Series 2006-C Class A3B, 0.3544% 7/15/11 (i)	148	146
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.4144% 5/15/13 (i)	$ 4,516	$ 4,458
Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	17,214
Series 2007-C3 Class C3, 0.6344% 4/15/13 (d)(i)	1,958	1,786
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	7,118	6,521
Series 2007-1 Class B1, 5.76% 12/15/13	5,590	4,726
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (d)(i)	308	62
Class B, 1.0663% 7/20/39 (d)(i)	178	21
Class C, 1.4163% 7/20/39 (d)(i)	229	18
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	3,943
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (i)	768	32
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (i)	287	5
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (i)	125	3
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (i)	1,214	261
Caterpillar Financial Asset Trust Series 2006-A Class B, 5.71% 6/25/12	13,600	12,372
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (d)(i)	166	122
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	3,141	3,043
Chase Issuance Trust:
Series 2004-3 Class C, 0.8144% 6/15/12 (i)	13,382	12,858
Series 2008-9 Class A, 4.26% 5/15/13	3,500	3,616
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,121
CIT Equipment Collateral Trust Series 2006-VT2:
Class A3, 5.07% 2/20/10	696	697
Class D, 5.46% 4/20/14	226	124
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,516
Series 2007-B6 Class B6, 5% 11/8/12	17,265	16,709
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (d)(i)	2,767	1,971
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (i)	509	3
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (i)	515	16
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	3,195	2,820
Series 2007-A Class A3, 4.98% 10/15/10	57	58
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (d)(i)	881	864
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CNH Wholesale Master Note Trust Series 2006-1A: - continued
Class B, 0.6244% 7/15/12 (d)(i)	$ 881	$ 859
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	222	0 *
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (i)	31	16
Series 2004-2 Class 3A4, 0.5588% 7/25/34 (i)	419	77
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (i)	1,551	794
Class M1, 0.8088% 6/25/34 (i)	445	275
Class M4, 1.2788% 4/25/34 (i)	108	53
Series 2004-4:
Class A, 0.6788% 8/25/34 (i)	237	110
Class M2, 0.8388% 6/25/34 (i)	396	270
Series 2005-1:
Class M1, 0.7288% 8/25/35 (i)	3,100	2,012
Class MV2, 0.7488% 7/25/35 (i)	952	647
Series 2005-3 Class MV1, 0.7288% 8/25/35 (i)	1,541	1,322
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (i)	287	258
CPS Auto Receivables Trust Series 2007-C Class A3, 5.45% 5/15/12 (d)	4,755	4,569
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	1,981	1,817
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (i)	1,958	1,933
Series 2007-1 Class B, 0.4444% 8/15/12 (i)	1,958	1,742
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (d)	4,135	2,895
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8491% 5/28/35 (i)	634	368
Class AB3, 1.012% 5/28/35 (i)	273	148
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (i)	196	38
Series 2006-2 Class M1, 0.6188% 7/25/36 (i)	6,145	96
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (i)	3,031	697
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (i)	15	6
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (i)	219	207
Series 2006-FF5 Class 2A2, 0.4188% 4/25/36 (i)	1,234	1,182
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (d)	261	261
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	$ 9,900	$ 7,614
Series 2006-C Class C, 5.47% 9/15/12	6,400	4,160
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,113
Class C, 5.8% 2/15/13	4,100	2,762
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (i)	1,363	1,022
Series 2006-4 Class B, 0.8944% 6/15/13 (i)	520	286
Fosse Master Issuer PLC Series 2007-1A Class C2, 1.6569% 10/18/54 (d)(i)	4,100	3,191
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	7,985	7,964
Class C, 5.43% 2/16/15	9,790	4,895
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (i)	516	160
Class M2, 1.0588% 2/25/34 (i)	883	590
Series 2004-D:
Class M4, 1.2588% 11/25/34 (i)	410	19
Class M5, 1.3088% 11/25/34 (i)	262	9
Series 2005-A:
Class M1, 0.7388% 1/25/35 (i)	51	48
Class M3, 0.7988% 1/25/35 (i)	639	135
Class M4, 0.9888% 1/25/35 (i)	245	103
Series 2006-3 Class 2A1, 0.3788% 2/25/37 (i)	6	6
Series 2006-A:
Class M1, 0.6088% 5/25/36 (i)	10,000	219
Class M4, 0.7088% 5/25/36 (i)	609	7
Class M5, 0.8088% 5/25/36 (i)	123	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (d)(i)	1,586	1,162
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	3,887	3,382
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (d)(i)	238	147
Series 2005-2 Class IO, 0.5242% 9/15/17 (d)(k)	253,249	466
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (i)	599	557
Class C, 0.5844% 9/17/12 (i)	465	419
Series 2007-1:
Class B, 4.95% 3/15/13	16,195	15,223
Class C, 0.6144% 3/15/13 (i)	3,196	2,717
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Credit Card Master Note Trust: - continued
Series 2007-3 Class B, 5.49% 6/15/13	$ 17,655	$ 16,772
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6563% 4/20/32 (i)	748	737
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (i)	387	175
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (i)	761	466
Series 2003-HE2 Class M1, 0.9588% 8/25/33 (i)	1,056	693
Series 2004-AR1 Class M1, 0.9588% 6/25/34 (i)	1,477	504
Series 2006-NC2 Class M4, 0.6588% 6/25/36 (i)	9,267	61
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (i)	613	23
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (i)	11	5
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (i)	831	804
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (i)	290	3
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (d)(i)	4,169	1,042
Series 2006-3:
Class B, 0.7088% 9/25/46 (d)(i)	3,791	569
Class C, 0.8588% 9/25/46 (d)(i)	9,428	943
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.0688% 6/25/32 (i)	33	7
Series 2002-3 Class A5, 1.1888% 2/25/33 (i)	0	0 *
Series 2003-3:
Class A4, 1.2288% 2/25/33 (i)	2	0 *
Class M1, 1.5988% 8/25/33 (i)	641	308
Series 2003-5 Class A2, 1.0088% 12/25/33 (i)	205	59
Series 2003-7 Class A2, 1.0688% 3/25/34 (i)	20	3
Series 2003-8 Class M1, 1.3888% 4/25/34 (i)	3,204	1,544
Series 2004-1 Class M2, 2.0088% 6/25/34 (i)	1,389	855
Series 2004-3 Class M2, 2.0088% 8/25/34 (i)	1,907	1,087
Series 2004-7 Class A3, 0.6988% 1/25/35 (i)	0	0 *
Series 2005-1 Class M1, 0.7388% 5/25/35 (i)	696	629
Series 2005-3 Class M1, 0.7188% 8/25/35 (i)	502	462
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (i)	221	203
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (i)	2,170	1,506
Series 2006-7 Class M4, 0.6888% 1/25/37 (i)	336	1
Series 2006-8 Class 2A1, 0.3588% 3/25/37 (i)	152	139
Honda Auto Receivables Owner Trust Series 2009-2 Class A2, 2.22% 9/15/10	5,500	5,532
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (i)	187	114
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	$ 16,500	$ 17,082
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (i)	1,514	1,439
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (i)	1,254	756
Class M2, 0.8063% 1/20/35 (i)	940	549
Series 2005-3 Class A1, 0.5763% 1/20/35 (i)	4,708	2,524
Series 2006-2:
Class M1, 0.5863% 3/20/36 (i)	411	231
Class M2, 0.6063% 3/20/36 (i)	679	330
Series 2006-3 Class A1V, 0.3963% 3/20/36 (i)	306	296
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (i)	834	205
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	1,222	1,225
Class C, 4.22% 2/15/12	95	95
Series 2006-1:
Class B, 5.29% 11/15/12	295	299
Class C, 5.34% 11/15/12	382	383
Series 2006-B Class C, 5.25% 5/15/13	2,647	2,617
Series 2007-A Class A3A, 5.04% 1/17/12	7,906	8,058
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (d)	1,154	1,130
Class C, 5.61% 12/15/14 (d)	4,157	4,106
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (i)	837	334
Class MV1, 0.5388% 11/25/36 (i)	680	63
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (i)	716	557
Series 2006-A Class 2A1, 1.2575% 9/27/21 (i)	378	372
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (d)(i)	1,611	0 *
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (i)	1,385	690
Series 2004-2 Class M2, 1.3888% 6/25/34 (i)	263	194
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (i)	5,717	3,065
Series 2006-6 Class 2A3, 0.4588% 7/25/36 (i)	10,340	2,205
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	1,956	1,662
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Marriott Vacation Club Owner Trust: - continued
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	$ 575	$ 345
Class C, 6.125% 4/20/28 (d)	575	317
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (i)	303	8
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (i)	528	18
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (i)	368	255
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (i)	1,618	1,239
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (i)	1,143	531
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (i)	27	17
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (i)	343	185
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (i)	367	59
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (i)	694	352
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (i)	328	173
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (i)	297	98
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (i)	269	100
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (i)	344	181
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (i)	1,816	1,736
Series 2006-NC4:
Class A2D, 0.5488% 6/25/36 (i)	7,135	1,870
Class M4, 0.6588% 6/25/36 (i)	229	1
Class M6, 0.7588% 6/25/36 (i)	82	0 *
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (i)	65	51
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (i)	63	40
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (i)	36	27
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (i)	540	442
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (i)	425	230
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (i)	23	4
Class M1, 1.3888% 8/25/32 (i)	41	20
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (i)	387	288
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3588% 11/25/36 (i)	337	316
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(i)(k)	7,900	711
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	6,674	1,261
Series 2005-2 Class AIO, 7.73% 3/25/12 (k)	4,760	277
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	$ 3,500	$ 198
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	13,850	970
Series 2006-2 Class AIO, 6% 8/25/11 (k)	3,700	370
Series 2006-3:
Class A1, 0.3388% 9/25/19 (i)	643	617
Class AIO, 7.1% 1/25/12 (k)	26,140	3,831
Series 2006-4:
Class A1, 0.3388% 3/25/25 (i)	602	562
Class AIO, 6.35% 2/27/12 (k)	4,670	640
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	3,113	3,131
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7788% 2/25/36 (i)	200	12
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	877	515
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (i)	436	402
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.8225% 10/30/45 (i)	5,717	4,373
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (d)(i)	381	149
Series 2006-1A Class A, 1.7163% 3/20/11 (d)(i)	792	293
Option One Mortgage Loan Trust Series 2004-3 Class M3, 0.9588% 11/25/34 (i)	232	148
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (i)	1,732	1,024
Class M3, 1.5588% 9/25/34 (i)	3,309	670
Class M4, 1.7588% 9/25/34 (i)	460	46
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (i)	2,460	340
Series 2004-WHQ2:
Class A3E, 0.7288% 2/25/35 (i)	695	603
Class M1, 0.8988% 2/25/35 (i)	783	560
Series 2004-WWF1:
Class M3, 1.0488% 2/25/35 (i)	1,209	492
Class M4, 1.4088% 1/25/35 (i)	7,490	1,302
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (i)	519	279
Class M3, 0.8688% 1/25/35 (i)	322	128
Class M4, 1.1388% 1/25/35 (i)	994	170
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (i)	1,178	33
Class M9, 2.1888% 5/25/35 (i)	398	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.6688% 9/25/36 (i)	$ 9,185	$ 25
Class M5, 0.6988% 9/25/36 (i)	1,202	2
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 1.2088% 1/25/35 (i)	1,650	251
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (d)(i)	2,446	2,180
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	7,525	4,190
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,047	867
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (i)	3	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (i)	1,272	611
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (d)(i)	669	468
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 1.52% 6/15/21 (i)	8,200	5,777
Series 2004-A:
Class B, 1.9% 6/15/33 (i)	2,100	926
Class C, 2.27% 6/15/33 (i)	5,771	2,597
Series 2004-B Class C, 2.19% 9/15/33 (i)	8,600	2,752
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (i)	136	91
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (i)	59	9
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (i)	92	41
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (d)(i)	881	260
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (i)	3,541	3,466
Class B, 0.6244% 9/15/11 (i)	2,648	2,013
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (i)	659	621
Class B, 0.6444% 1/15/12 (i)	573	435
Class C, 0.9444% 1/15/12 (i)	712	342
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.4444% 6/15/12 (i)	1,935	1,752
Series 2007-2 Class A, 0.9944% 10/15/12 (i)	7,700	6,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (i)	386	100
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust: - continued
Series 2003-6HE Class A1, 0.7788% 11/25/33 (i)	$ 25	$ 7
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (i)	2,306	2,237
Class C, 0.6944% 10/17/11 (i)	2,167	2,058
Series 2007-1 Class C, 0.7144% 6/15/12 (i)	2,471	1,853
Volkswagen Auto Lease Trust Series 2009-A Class A2, 1% 7/15/11	4,430	4,445
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (d)	18,700	10,684
Series 2006-2A:
Class A3, 5.23% 8/22/11 (d)	4,583	4,618
Class D, 5.54% 12/20/12 (d)	11,725	7,275
Series 2007-1 Class D, 5.65% 2/20/13	14,015	6,026
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	598	0 *
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (i)	406	7
Class M7, 1.1088% 10/25/36 (i)	124	1
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.3744% 9/16/13 (d)(i)	3,699	3,690
Series 2006-C2A Class C2, 0.8444% 8/15/15 (d)(i)	4,714	3,993
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	18,755	19,467
Series 2007-A5A Class A5, 1.0944% 10/15/14 (d)(i)	1,040	1,028
Series 2007-C1 Class C1, 0.7444% 5/15/14 (d)(i)	2,871	2,680
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	5	0 *
WFS Financial Owner Trust Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,264
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (d)(i)	5,586	670
TOTAL ASSET-BACKED SECURITIES (Cost $727,104)		549,451
Collateralized Mortgage Obligations - 5.2%

Private Sponsor - 1.3%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (d)(i)	451	338
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Arkle Master Issuer PLC floater: - continued
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (d)(i)	$ 1,586	$ 1,503
Class 2M, 1.0544% 2/17/52 (d)(i)	1,078	989
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (d)(i)	987	424
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2036% 12/25/33 (i)	45	40
Series 2004-B Class 1A1, 4.6868% 3/25/34 (i)	50	43
Series 2004-C Class 1A1, 4.131% 4/25/34 (i)	82	69
Series 2005-H:
Class 1A1, 5.3265% 9/25/35 (i)	768	600
Class 2A2, 4.8018% 9/25/35 (i)	1,124	411
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (i)	2,854	1,451
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (i)	2,463	1,252
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (i)	2,337	1,140
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (i)	44	43
Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	2,020	0 *
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (i)	299	149
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (i)	845	484
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (i)	182	89
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (i)	288	155
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (i)	463	219
Class 5A2, 0.6288% 1/25/36 (i)	208	96
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (i)	63	33
Class 6M2, 0.7888% 6/25/35 (i)	993	193
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (i)	109	49
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (i)	279	151
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (i)	110	56
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (i)	209	113
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (i)	99	57
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (i)	28	15
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (i)	173	125
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (i)	$ 2,313	$ 729
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (i)	372	328
Fannie Mae Series 2008-29 Class CA, 4.5% 9/25/35	23,205	23,860
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (i)	36	18
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (d)(i)	1,924	1,519
Class C2, 1.5769% 10/18/54 (d)(i)	645	302
Class M2, 1.3569% 10/18/54 (d)(i)	1,106	725
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (d)(i)	1,651	820
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (d)(i)	2,097	949
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (d)(i)	4,047	243
Series 2006-2:
Class C1, 0.7863% 12/20/54 (i)	15,079	1,056
Class M2, 0.5463% 12/20/54 (i)	3,000	300
Series 2006-3 Class C2, 0.8163% 12/20/54 (i)	6,611	338
Series 2006-4:
Class B1, 0.4063% 12/20/54 (i)	13,204	2,245
Class C1, 0.6963% 12/20/54 (i)	8,073	484
Class M1, 0.4863% 12/20/54 (i)	3,478	383
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (i)	1,250	88
Class 1M1, 0.4663% 12/20/54 (i)	813	81
Class 2C1, 0.7463% 12/20/54 (i)	570	40
Class 2M1, 0.5663% 12/20/54 (i)	1,044	104
Series 2007-2 Class 2C1, 0.765% 12/17/54 (i)	1,447	87
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (i)	2,644	299
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (i)	283	128
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (d)(i)	410	346
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (i)	2,214	1,301
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (i)	168	45
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2004-9:
Class M2, 1.2838% 1/25/35 (i)	$ 521	$ 149
Class M3, 1.3588% 1/25/35 (i)	386	93
Class M4, 1.8838% 1/25/35 (i)	197	33
Series 2005-1:
Class M4, 1.0588% 4/25/35 (i)	20	1
Class M5, 1.0788% 4/25/35 (i)	20	2
Class M6, 1.1288% 4/25/35 (i)	8	1
Series 2005-3 Class A1, 0.5488% 8/25/35 (i)	408	199
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (i)	19	1
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (d)(i)	1,383	627
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (i)	270	159
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (i)	960	382
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	868	661
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (i)	1,188	524
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (d)(i)	140	70
Class C, 0.5344% 6/15/22 (d)(i)	858	386
Class D, 0.5444% 6/15/22 (d)(i)	330	99
Class E, 0.5544% 6/15/22 (d)(i)	528	132
Class F, 0.5844% 6/15/22 (d)(i)	952	209
Class G, 0.6544% 6/15/22 (d)(i)	198	40
Class H, 0.6744% 6/15/22 (d)(i)	396	59
Class J, 0.7144% 6/15/22 (d)(i)	462	46
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (i)	1,995	1,292
Series 2003-B Class A1, 0.6488% 4/25/28 (i)	156	101
Series 2003-D Class A, 0.6188% 8/25/28 (i)	132	83
Series 2003-E Class A2, 2.0813% 10/25/28 (i)	220	144
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (i)	364	218
Class A2D, 2.3063% 11/25/29 (i)	53	36
Series 2004-G Class A2, 2.15% 1/25/30 (i)	177	118
Series 2005-A Class A2, 2.0013% 2/25/30 (i)	169	106
Series 2005-B Class A2, 1.4% 7/25/30 (i)	1,515	1,025
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (i)	1,097	5
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (i)	$ 1,931	$ 1,250
Class A2, 0.7588% 12/25/34 (i)	2,613	1,733
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (i)	203	106
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (i)	2,078	954
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (i)	1,646	70
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (i)	1,381	1,046
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (i)	4,397	3,253
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (i)	160	123
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7319% 7/10/35 (d)(i)	894	422
Series 2003-CB1 Class B3, 1.8319% 6/10/35 (d)(i)	696	358
Series 2004-A:
Class B4, 1.5819% 2/10/36 (d)(i)	531	177
Class B5, 2.0819% 2/10/36 (d)(i)	354	113
Series 2004-B:
Class B4, 1.4819% 2/10/36 (d)(i)	233	70
Class B5, 1.9319% 2/10/36 (d)(i)	180	48
Class B6, 2.3819% 2/10/36 (d)(i)	63	15
Series 2004-C:
Class B4, 1.3319% 9/10/36 (d)(i)	300	84
Class B5, 1.7319% 9/10/36 (d)(i)	336	83
Class B6, 2.1319% 9/10/36 (d)(i)	74	16
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (i)	1,044	806
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (i)	1,469	992
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (d)(i)	185	122
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (d)(i)	164	163
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (d)	1,466	0 *
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (i)	105	70
Series 2004-10 Class A4, 4.5188% 11/20/34 (i)	150	92
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (i)	$ 449	$ 267
Series 2004-4 Class A, 4.4388% 5/20/34 (i)	1,874	1,283
Series 2004-5 Class A3, 1.5925% 6/20/34 (i)	1,625	1,055
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (i)	1,086	693
Class A3B, 2.3038% 7/20/34 (i)	32	20
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (i)	169	101
Class A3B, 2.1388% 7/20/34 (i)	21	12
Series 2005-1 Class A2, 1.7513% 2/20/35 (i)	1,441	921
Series 2005-2 Class A2, 2.03% 3/20/35 (i)	345	203
Series 2005-3 Class A1, 0.5163% 5/20/35 (i)	169	89
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (i)	354	6
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.5088% 6/25/35 (i)	653	394
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (d)(i)	61	26
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (i)	2,204	917
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (d)(i)	5,903	4,307
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (i)	64	61
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (i)	169	165
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (i)	1,216	975
TOTAL PRIVATE SPONSOR		77,767
U.S. Government Agency - 3.9%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,699	2,786
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,310
Series 2006-64 Class PA, 5.5% 2/25/30	14,822	15,208
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,626
Series 2006-4 Class PB, 6% 9/25/35	14,543	15,302
Series 2006-49 Class CA, 6% 2/25/31	19,063	19,650
Series 2006-54 Class PE, 6% 2/25/33	6,695	7,064
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	$ 3,454	$ 3,655
Series 2002-56 Class MC, 5.5% 9/25/17	2,210	2,338
Series 2003-123 Class AB, 4% 10/25/16	5,293	5,428
Series 2003-76 Class BA, 4.5% 3/25/18	9,262	9,598
Series 2004-3 Class BA, 4% 7/25/17	370	381
Series 2004-45 Class AV, 4.5% 10/25/22	79	79
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,593	1,687
Series 2508 Class UL, 5% 12/15/16	2,179	2,247
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	4,673	4,965
Series 2394 Class KD, 6% 12/15/16	2,702	2,868
Series 2417 Class EH, 6% 2/15/17	1,509	1,605
Series 2535 Class PC, 6% 9/15/32	5,042	5,317
Series 2617 Class TH, 4.5% 5/15/15	4,519	4,592
Series 2656 Class BW, 4.5% 4/15/28	5,763	5,859
Series 2690 Class PD, 5% 2/15/27	8,826	9,063
Series 2702 Class AB, 4.5% 7/15/27	15,091	15,448
Series 2755 Class LC, 4% 6/15/27	7,584	7,705
Series 2901 Class UM, 4.5% 1/15/30	12,992	13,407
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	3,199	3,377
Series 2635 Class DG, 4.5% 1/15/18	10,668	11,039
Series 2780 Class A, 4% 12/15/14	8,396	8,506
Series 2786 Class GA, 4% 8/15/17	4,351	4,444
Series 2809 Class UA, 4% 12/15/14	668	674
Series 2867 Class EA, 4.5% 11/15/18	3,647	3,780
Series 2895 Class EJ, 4% 8/15/17	7,992	8,228
Series 2970 Class YA, 5% 9/15/18	3,692	3,825
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3077 Class GA, 4.5% 8/15/19	$ 6,939	$ 7,247
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	23	23
TOTAL U.S. GOVERNMENT AGENCY		227,331
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $354,574)		305,098
Commercial Mortgage Securities - 4.8%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9845% 2/3/11 (d)(i)(k)	80,231	1,261
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4493% 2/14/43 (i)(k)	22,152	749
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	2,699	2,687
Series 2007-3 Class A1, 5.659% 6/10/49 (i)	6,801	6,663
Series 2006-5 Class XP, 0.832% 9/10/47 (k)	103,093	1,940
Series 2006-6 Class XP, 0.4315% 10/10/45 (i)(k)	164,383	2,290
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 1.7938% 7/11/43 (d)(i)(k)	31,168	336
Series 2004-6 Class XP, 0.4818% 12/10/42 (i)(k)	40,781	388
Series 2005-4 Class XP, 0.3166% 7/10/45 (i)(k)	57,379	304
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.8144% 3/15/22 (d)(i)	415	187
Class G, 0.8744% 3/15/22 (d)(i)	269	102
Series 2006-BIX1:
Class F, 0.6544% 10/15/19 (d)(i)	1,067	427
Class G, 0.6744% 10/15/19 (d)(i)	727	254
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (d)(i)	69	33
Series 2004-1:
Class A, 0.6688% 4/25/34 (d)(i)	2,985	1,940
Class B, 2.2088% 4/25/34 (d)(i)	317	92
Class M1, 0.8688% 4/25/34 (d)(i)	271	145
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Class M2, 1.5088% 4/25/34 (d)(i)	$ 235	$ 104
Series 2004-2:
Class A, 0.7388% 8/25/34 (d)(i)	2,180	1,635
Class M1, 0.8888% 8/25/34 (d)(i)	756	404
Series 2004-3:
Class A1, 0.6788% 1/25/35 (d)(i)	3,698	2,404
Class A2, 0.7288% 1/25/35 (d)(i)	525	315
Class M1, 0.8088% 1/25/35 (d)(i)	240	135
Class M2, 1.3088% 1/25/35 (d)(i)	155	72
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (d)(i)	1,007	556
Class M1, 0.7388% 8/25/35 (d)(i)	75	28
Class M2, 0.7888% 8/25/35 (d)(i)	123	42
Class M3, 0.8088% 8/25/35 (d)(i)	68	22
Class M4, 0.9188% 8/25/35 (d)(i)	63	19
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (d)(i)	554	315
Class A2, 0.7088% 11/25/35 (d)(i)	359	189
Class M1, 0.7488% 11/25/35 (d)(i)	66	25
Class M2, 0.7988% 11/25/35 (d)(i)	83	30
Class M3, 0.8188% 11/25/35 (d)(i)	74	25
Class M4, 0.9088% 11/25/35 (d)(i)	93	30
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (d)(i)	5,299	2,650
Class B1, 1.7088% 1/25/36 (d)(i)	415	110
Class M1, 0.7588% 1/25/36 (d)(i)	1,692	787
Class M2, 0.7788% 1/25/36 (d)(i)	550	242
Class M3, 0.8088% 1/25/36 (d)(i)	729	303
Class M4, 0.9188% 1/25/36 (d)(i)	405	158
Class M5, 0.9588% 1/25/36 (d)(i)	405	148
Class M6, 1.0088% 1/25/36 (d)(i)	411	140
Series 2006-1:
Class A2, 0.6688% 4/25/36 (d)(i)	1,747	867
Class M1, 0.6888% 4/25/36 (d)(i)	543	201
Class M2, 0.7088% 4/25/36 (d)(i)	575	202
Class M3, 0.7288% 4/25/36 (d)(i)	493	166
Class M4, 0.8288% 4/25/36 (d)(i)	280	90
Class M5, 0.8688% 4/25/36 (d)(i)	270	83
Class M6, 0.9488% 4/25/36 (d)(i)	589	171
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (d)(i)	1,969	1,113
Class A2, 0.5888% 7/25/36 (d)(i)	1,459	768
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Class B1, 1.1788% 7/25/36 (d)(i)	$ 528	$ 147
Class B3, 3.0088% 7/25/36 (d)(i)	871	210
Class M1, 0.6188% 7/25/36 (d)(i)	1,531	575
Class M2, 0.6388% 7/25/36 (d)(i)	1,078	383
Class M3, 0.6588% 7/25/36 (d)(i)	853	290
Class M4, 0.7288% 7/25/36 (d)(i)	572	187
Class M5, 0.7788% 7/25/36 (d)(i)	705	219
Class M6, 0.8488% 7/25/36 (d)(i)	1,108	326
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (d)(i)	117	31
Class B2, 1.6588% 10/25/36 (d)(i)	85	18
Class B3, 2.9088% 10/25/36 (d)(i)	138	23
Class M4, 0.7388% 10/25/36 (d)(i)	129	49
Class M5, 0.7888% 10/25/36 (d)(i)	155	53
Class M6, 0.8688% 10/25/36 (d)(i)	303	96
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (d)(i)	556	312
Class A2, 0.5788% 12/25/36 (d)(i)	2,505	1,046
Class B1, 1.0088% 12/25/36 (d)(i)	87	19
Class B2, 1.5588% 12/25/36 (d)(i)	90	18
Class B3, 2.7588% 12/25/36 (d)(i)	151	26
Class M1, 0.5988% 12/25/36 (d)(i)	181	58
Class M2, 0.6188% 12/25/36 (d)(i)	121	36
Class M3, 0.6488% 12/25/36 (d)(i)	123	35
Class M4, 0.7088% 12/25/36 (d)(i)	147	40
Class M5, 0.7488% 12/25/36 (d)(i)	135	34
Class M6, 0.8288% 12/25/36 (d)(i)	121	29
Series 2007-1:
Class A2, 0.5788% 3/25/37 (d)(i)	2,727	1,295
Class B1, 0.9788% 3/25/37 (d)(i)	875	232
Class B2, 1.4588% 3/25/37 (d)(i)	631	151
Class B3, 3.6588% 3/25/37 (d)(i)	1,790	295
Class M1, 0.5788% 3/25/37 (d)(i)	741	344
Class M2, 0.5988% 3/25/37 (d)(i)	557	242
Class M3, 0.6288% 3/25/37 (d)(i)	494	205
Class M4, 0.6788% 3/25/37 (d)(i)	380	148
Class M5, 0.7288% 3/25/37 (d)(i)	620	226
Class M6, 0.8088% 3/25/37 (d)(i)	866	273
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (d)(i)	418	232
Class A2, 0.6288% 7/25/37 (d)(i)	391	205
Class B1, 1.9088% 7/25/37 (d)(i)	123	29
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Class B2, 2.5588% 7/25/37 (d)(i)	$ 106	$ 23
Class B3, 3.6588% 7/25/37 (d)(i)	119	24
Class M1, 0.6788% 7/25/37 (d)(i)	139	65
Class M2, 0.7188% 7/25/37 (d)(i)	78	34
Class M3, 0.7988% 7/25/37 (d)(i)	79	33
Class M4, 0.9588% 7/25/37 (d)(i)	153	52
Class M5, 1.0588% 7/25/37 (d)(i)	135	42
Class M6, 1.3088% 7/25/37 (d)(i)	171	50
Series 2007-3:
Class A2, 0.5988% 7/25/37 (d)(i)	690	278
Class B1, 1.2588% 7/25/37 (d)(i)	593	137
Class B2, 1.9088% 7/25/37 (d)(i)	1,528	305
Class B3, 4.3088% 7/25/37 (d)(i)	789	133
Class M1, 0.6188% 7/25/37 (d)(i)	512	161
Class M2, 0.6488% 7/25/37 (d)(i)	549	159
Class M3, 0.6788% 7/25/37 (d)(i)	891	242
Class M4, 0.8088% 7/25/37 (d)(i)	1,398	375
Class M5, 0.9088% 7/25/37 (d)(i)	709	172
Class M6, 1.1088% 7/25/37 (d)(i)	540	134
Series 2007-4A:
Class A2, 0.8588% 9/25/37 (d)(i)	5,001	3,001
Class B1, 2.8588% 9/25/37 (d)(i)	833	201
Class B2, 3.7588% 9/25/37 (d)(i)	3,100	687
Class M1, 1.2588% 9/25/37 (d)(i)	777	361
Class M2, 1.3588% 9/25/37 (d)(i)	777	322
Class M4, 1.9088% 9/25/37 (d)(i)	2,040	694
Class M5, 2.0588% 9/25/37 (d)(i)	2,040	643
Class M6, 2.2588% 9/25/37 (d)(i)	2,041	592
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(k)	22,999	253
Series 2006-2A Class IO, 1.7976% 7/25/36 (b)(d)(k)	58,649	3,249
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (d)(i)	542	355
Class H, 0.9944% 3/15/19 (d)(i)	365	102
Class J, 1.1944% 3/15/19 (d)(i)	274	41
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (d)(i)	281	140
Class E, 0.6444% 3/15/22 (d)(i)	1,459	671
Class F, 0.6944% 3/15/22 (d)(i)	895	385
Class G, 0.7444% 3/15/22 (d)(i)	230	90
Class H, 0.8944% 3/15/22 (d)(i)	281	101
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Class J, 1.0444% 3/15/22 (d)(i)	$ 281	$ 79
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,520
Series 2007-PW17 Class A1, 5.282% 6/11/50	7,810	7,625
Series 2002-TOP8 Class X2, 2.083% 8/15/38 (d)(i)(k)	35,994	916
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (d)(i)(k)	73,485	682
Series 2004-PWR6 Class X2, 0.7995% 11/11/41 (d)(i)(k)	24,558	427
Series 2005-PWR9 Class X2, 0.3884% 9/11/42 (d)(i)(k)	163,436	1,766
Series 2006-PW13 Class A1, 5.294% 9/11/41	8,999	8,957
Series 2007-T28 Class A1, 5.422% 9/11/42	3,480	3,410
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (d)(i)	6,575	2,850
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8163% 5/15/35 (d)(i)(k)	141,272	5,602
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 5.974% 2/12/16 (d)(i)	1,716	1,720
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6744% 11/15/36 (d)(i)	299	75
Class H, 0.7144% 11/15/36 (d)(i)	239	55
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (d)	1,749	1,738
Series 2004-C2 Class XP, 1.0812% 10/15/41 (d)(i)(k)	31,818	543
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	4,724	4,717
Series 2006-CD3 Class X3, 0.4234% 10/15/48 (i)(k)	304,068	4,647
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 4/15/47 (i)	3,395	3,333
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.6544% 4/15/17 (d)(i)	640	331
Class E, 0.7144% 4/15/17 (d)(i)	204	97
Class F, 0.7544% 4/15/17 (d)(i)	116	51
Class G, 0.8944% 4/15/17 (d)(i)	116	48
Class H, 0.9644% 4/15/17 (d)(i)	116	46
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
Class J, 1.1944% 4/15/17 (d)(i)	$ 89	$ 34
Series 2005-FL11:
Class F, 0.7944% 11/15/17 (d)(i)	259	104
Class G, 0.8444% 11/15/17 (d)(i)	179	68
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (d)(i)(k)	9,989	133
Series 2005-LP5 Class XP, 0.336% 5/10/43 (i)(k)	51,043	320
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	719	721
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6636% 12/15/39 (i)(k)	238,132	5,291
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	4,272	4,261
Series 1998-C1 Class D, 7.17% 5/17/40	4,037	4,003
Series 1999-C1 Class E, 8.0655% 9/15/41 (i)	6,370	6,184
Series 2001-CK6 Class AX, 0.645% 9/15/18 (k)	110,915	1,976
Series 2003-C3 Class ASP, 1.6987% 5/15/38 (d)(i)(k)	85,569	1,194
Series 2004-C1 Class ASP, 0.953% 1/15/37 (d)(i)(k)	49,453	776
Series 2005-C1 Class ASP, 0.4767% 2/15/38 (d)(i)(k)	250,377	2,073
Series 2005-C2 Class ASP, 0.7297% 4/15/37 (d)(i)(k)	48,124	640
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (d)(i)	1,256	414
0.6144% 2/15/22 (d)(i)	448	121
Class F, 0.6644% 2/15/22 (d)(i)	897	224
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	6,144	6,272
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	5,771
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	5,787	5,769
Series 2001-1 Class X1, 1.0497% 5/15/33 (d)(i)(k)	72,702	1,183
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	8,267	8,241
Series 2004-C3 Class X2, 0.8287% 12/10/41 (i)(k)	38,693	394
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2006-C1 Class XP, 0.3002% 11/10/45 (i)(k)	$ 83,481	$ 414
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.9813% 1/5/36 (d)(i)(k)	70,858	797
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (d)(i)(k)	149,792	2,310
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.8544% 6/6/20 (d)(i)	562	281
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (d)(i)	3,810	2,629
Class D, 0.7844% 3/6/20 (d)(i)	1,140	787
Class E, 0.8544% 3/6/20 (d)(i)	1,905	1,314
Class F, 0.8944% 3/6/20 (d)(i)	950	646
Class G, 0.9344% 3/6/20 (d)(i)	470	320
Class H, 1.0644% 3/6/20 (d)(i)	785	518
Class J, 1.2644% 3/6/20 (d)(i)	1,125	726
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	1,051	1,094
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	4,870	5,229
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	1,617	1,617
Series 2002-C3 Class X2, 1.1342% 7/12/35 (d)(i)(k)	25,963	145
Series 2003-CB7 Class X2, 0.7681% 1/12/38 (d)(i)(k)	12,184	122
Series 2003-LN1 Class X2, 0.6463% 10/15/37 (d)(i)(k)	88,391	710
Series 2004-C1 Class X2, 0.9689% 1/15/38 (d)(i)(k)	13,796	189
Series 2004-CB8 Class X2, 1.0899% 1/12/39 (d)(i)(k)	17,553	275
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5744% 11/15/18 (d)(i)	155	70
Class E, 0.6244% 11/15/18 (d)(i)	220	95
Class F, 0.6744% 11/15/18 (d)(i)	330	139
Class G, 0.7044% 11/15/18 (d)(i)	287	115
Class H, 0.8444% 11/15/18 (d)(i)	220	77
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (i)	4,731	4,703
Series 2008-C2 Class A1, 5.017% 2/12/51	2,177	2,184
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	$ 3,471	$ 3,493
Series 2006-C7 Class A1, 5.279% 11/15/38	1,547	1,557
Series 2007-C1 Class A1, 5.391% 2/15/40 (i)	1,998	2,021
Series 2007-C2 Class A1, 5.226% 2/15/40	1,934	1,916
Series 2002-C4 Class XCP, 1.3962% 10/15/35 (d)(i)(k)	56,318	238
Series 2002-C7 Class XCP, 0.9623% 1/15/36 (d)(i)(k)	39,014	215
Series 2003-C1 Class XCP, 1.277% 12/15/36 (d)(i)(k)	18,642	189
Series 2004-C2 Class XCP, 1.234% 3/15/36 (d)(i)(k)	30,515	521
Series 2004-C6 Class XCP, 0.5095% 8/15/36 (d)(i)(k)	37,752	422
Series 2006-C1 Class XCP, 0.5111% 2/15/41 (i)(k)	226,217	2,265
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (i)(k)	140,241	2,836
Series 2007-C1 Class XCP, 0.6696% 2/15/40 (i)(k)	55,096	909
Series 2007-C2 Class XCP, 0.715% 2/15/40 (i)(k)	250,856	4,462
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	5,530	5,206
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6844% 9/15/21 (d)(i)	770	212
Class G, 0.7044% 9/15/21 (d)(i)	1,521	380
Class H, 0.7444% 9/15/21 (d)(i)	392	88
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7871% 7/12/34 (d)(i)(k)	18,853	26
Series 2005-MCP1 Class XP, 0.556% 6/12/43 (i)(k)	49,691	800
Series 2005-MKB2 Class XP, 0.2286% 9/12/42 (i)(k)	22,106	141
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	2,091	2,068
Series 2007-8 Class A1, 4.622% 8/12/49	3,358	3,266
Series 2006-4 Class XP, 0.6211% 12/12/49 (i)(k)	109,473	2,358
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.545% 7/15/19 (d)(i)	554	55
Series 2007-XCLA Class A1, 0.545% 7/17/17 (d)(i)	1,832	916
Series 2007-XLCA Class B, 0.8444% 7/17/17 (d)(i)	1,050	94
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA:
Class D, 0.535% 10/15/20 (d)(i)	$ 449	$ 112
Class E, 0.595% 10/15/20 (d)(i)	562	112
Class F, 0.645% 10/15/20 (d)(i)	337	61
Class G, 0.685% 10/15/20 (d)(i)	417	63
Class H, 0.775% 10/15/20 (d)(i)	262	26
Class J, 0.925% 10/15/20 (d)(i)	300	24
Class MHRO, 1.035% 10/15/20 (d)(i)	122	13
Class MJPM, 1.345% 10/15/20 (d)(i)	40	4
Class MSTR, 1.045% 10/15/20 (d)(i)	72	10
Class NHRO, 1.235% 10/15/20 (d)(i)	178	16
Class NSTR, 1.195% 10/15/20 (d)(i)	67	7
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (d)(i)(k)	27,942	449
Series 2006-HQ8 Class A1, 5.124% 3/12/44	814	813
Series 2006-T23 Class A1, 5.682% 8/12/41	2,145	2,149
Series 2007-HQ11 Class A1, 5.246% 2/20/44	3,518	3,473
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (d)(i)(k)	55,055	710
Series 2005-HQ5 Class X2, 0.3919% 1/14/42 (i)(k)	44,327	311
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (d)(i)(k)	50,951	1,112
Series 2005-TOP17 Class X2, 0.7458% 12/13/41 (i)(k)	35,484	586
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (d)(i)	1,433	115
Class D, 1.0444% 7/17/17 (d)(i)	674	47
Class E, 1.1444% 7/17/17 (d)(i)	547	33
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3305% 3/12/35 (d)(i)(k)	47,877	1,051
Series 2003-TOP9 Class X2, 1.5602% 11/13/36 (d)(i)(k)	29,681	665
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (d)(i)	972	875
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (d)(i)	859	430
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (d)(i)	938	282
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Class F, 0.6844% 8/11/18 (d)(i)	$ 1,264	$ 291
Class G, 0.7044% 8/11/18 (d)(i)	1,198	240
Class J, 0.9444% 8/11/18 (d)(i)	266	27
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (d)(i)	63	13
Class AP2, 1.1444% 6/15/20 (d)(i)	103	10
Class F, 0.8244% 6/15/20 (d)(i)	2,000	400
Class LXR2, 1.1444% 6/15/20 (d)(i)	1,364	136
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	11,471	11,304
Series 2007-C30 Class A1, 5.031% 12/15/43	3,342	3,299
Series 2007-C31 Class A1, 5.14% 4/15/47	1,911	1,890
Series 2005-C20 Class A3SF, 0.4744% 7/15/42 (i)	7,044	6,547
Series 2006-C23 Class X, 0.0796% 1/15/45 (d)(i)(k)	1,048,735	4,351
Series 2006-C24 Class XP, 0.0776% 3/15/45 (d)(i)(k)	188,077	740
Series 2007-C30 Class XP, 0.4317% 12/15/43 (d)(i)(k)	268,654	4,239
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $343,071)		280,389
Municipal Securities - 0.1%

Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) First Series 2005 B, 5.25% 2/15/11 (Cost $5,244)	5,000	5,370
Commercial Paper - 0.9%

Nationwide Building Society yankee 1.42% 6/8/09	7,000	7,000
Rabobank USA Financial Corp. yankee 0.9% 8/10/09	18,000	17,994
WellPoint, Inc. 1.4% 8/12/09	24,000	23,962
TOTAL COMMERCIAL PAPER (Cost $48,898)		48,956
Fixed-Income Funds - 1.3%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	357,520	$ 26,961
Fidelity Corporate Bond 1-5 Year Central Fund (j)	472,925	46,191
TOTAL FIXED-INCOME FUNDS (Cost $82,992)		73,152
Cash Equivalents - 14.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 366,533	366,528
0.18%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) # (n)	472,402	472,395
TOTAL CASH EQUIVALENTS (Cost $838,923)		838,923
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $6,776,893)		6,502,646
NET OTHER ASSETS - (11.5)%		(670,222)
NET ASSETS - 100%		$ 5,832,424
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
379 Eurodollar 90 Day Index Contracts	June 2009	$ 378,375	$ 1,780
381 Eurodollar 90 Day Index Contracts	Sept. 2009	380,300	1,823
382 Eurodollar 90 Day Index Contracts	Dec. 2009	381,102	501
382 Eurodollar 90 Day Index Contracts	March 2010	380,964	501
382 Eurodollar 90 Day Index Contracts	June 2010	380,706	472
112 Eurodollar 90 Day Index Contracts	Sept. 2010	11,538	49
TOTAL EURODOLLAR CONTRACTS			$ 5,126
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)

	Oct. 2034	$ 476	$ (365)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	427	(402)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (h)	August 2034	341	(252)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (h)	Oct. 2034	435	(246)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	129	(95)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (h)

	March 2034	$ 80	$ (11)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(4)
		$ 1,892	$ (1,375)
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $377,576,000 or 6.5% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $141,798 or 2.4% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,938,000.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,409,000.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,870,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 8,127
(m) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n) Includes investment made with cash collateral received from securities on loan.
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$366,528,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 16,167
Bank of America, NA	31,122
Barclays Capital, Inc.	51,870
Credit Suisse Securities (USA) LLC	2,561
Deutsche Bank Securities, Inc.	57,327
HSBC Securities (USA), Inc.	51,870
ING Financial Markets LLC	17,290
J.P. Morgan Securities, Inc.	121,031
Mizuho Securities USA, Inc.	8,645
Societe Generale, New York Branch	8,645
$ 366,528
$472,395,000 due 6/01/09 at 0.18%
J.P. Morgan Securities, Inc.	$ 472,395
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,293
Fidelity Corporate Bond 1-5 Year Central Fund	2,364
Fidelity Ultra-Short Central Fund	3,140
Total	$ 6,797
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 67,969	$ 993	$ 36,131	$ 26,961	4.6%
Fidelity Corporate Bond 1-5 Year Central Fund	87,771	1,730	40,695	46,191	13.4%
Fidelity Ultra-Short Central Fund	404,096	-	340,103*	-	0.0%
Total	$ 559,836	$ 2,723	$ 416,929	$ 73,152
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,502,646	$ 73,152	$ 6,282,734	$ 146,760
Other Financial Instruments*	$ 3,751	$ 5,126	$ (509)	$ (866)
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 24,336	$ (12,767)
Total Realized Gain (Loss)	(5,653)	-
Total Unrealized Gain (Loss)	(52,367)	11,903
Cost of Purchases	66,599	-
Proceeds of Sales	(22,854)	-
Amortization/Accretion	(10,836)	-
Transfer in/out of Level 3	147,535	(2)
Ending Balance	$ 146,760	$ (866)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $1,613,000.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,770,890,000. Net unrealized depreciation aggregated $268,244,000, of which $80,321,000 related to appreciated investment securities and $348,565,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,892,000 representing 0.03% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® U.S. Bond Index

May 31, 2009

1.8816026.104

UBI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,588
5.875% 3/15/11	2,058	2,083
		7,671
Diversified Consumer Services - 0.1%
President and Fellows of Harvard College 5.625% 10/1/38	7,700	7,426
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,404
6.3% 3/1/38	7,045	7,402
		9,806
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	4,199	4,258
5.875% 1/15/36	14,806	10,938
		15,196
Media - 0.7%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,864	1,952
6.875% 5/1/12	2,418	2,546
7.625% 4/15/31	3,250	2,960
Comcast Cable Communications, Inc. 6.75% 1/30/11	506	537
Comcast Corp.:
4.95% 6/15/16	1,862	1,780
5.5% 3/15/11	378	395
5.7% 5/15/18	2,940	2,916
5.85% 1/15/10	61	62
COX Communications, Inc.:
4.625% 1/15/10	2,121	2,130
4.625% 6/1/13	4,425	4,272
6.45% 12/1/36 (d)	1,829	1,564
6.95% 6/1/38 (d)	906	806
News America Holdings, Inc. 7.75% 12/1/45	3,160	2,497
News America, Inc.:
4.75% 3/15/10	242	245
5.3% 12/15/14	868	880
6.15% 3/1/37	3,955	3,135
6.9% 3/1/19 (d)	2,899	2,928
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.4% 7/2/12	$ 2,421	$ 2,467
5.85% 5/1/17	5,801	5,730
6.2% 7/1/13	2,302	2,405
6.75% 7/1/18	1,162	1,200
7.3% 7/1/38	8,000	8,114
8.75% 2/14/19	2,368	2,716
Time Warner, Inc.:
5.875% 11/15/16	2,131	2,057
6.5% 11/15/36	7,160	5,818
Viacom, Inc.:
6.125% 10/5/17	5,420	5,037
6.75% 10/5/37	1,865	1,554
Walt Disney Co. 5.5% 3/15/19	2,000	2,061
		70,764
Specialty Retail - 0.2%
Staples, Inc. 9.75% 1/15/14	17,926	19,766
TOTAL CONSUMER DISCRETIONARY		130,629
CONSUMER STAPLES - 1.7%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	73	64
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,061
5.75% 10/23/17	10,685	10,879
FBG Finance Ltd. 5.125% 6/15/15 (d)	2,908	2,569
PepsiCo, Inc. 7.9% 11/1/18	11,180	13,386
		27,959
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
1.5613% 6/1/10 (h)	2,275	2,250
6.036% 12/10/28 (d)	7,629	6,283
6.302% 6/1/37 (h)	5,809	3,950
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,019
6.5% 8/15/37	8,275	8,881
		31,383
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.6%
Cargill, Inc.:
6% 11/27/17 (d)	$ 700	$ 661
6.625% 9/15/37 (d)	7,855	6,728
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,184
General Mills, Inc. 5.65% 2/15/19	13,501	13,813
Kellogg Co. 4.45% 5/30/16	2,000	1,983
Kraft Foods, Inc.:
5.625% 11/1/11	3,626	3,856
6% 2/11/13	7,895	8,396
6.125% 2/1/18	5,497	5,609
6.75% 2/19/14	535	582
6.875% 2/1/38	11,063	11,194
		57,006
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,773	1,853
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18	6,065	6,902
Philip Morris International, Inc.:
4.875% 5/16/13	8,937	9,376
5.65% 5/16/18	6,789	6,947
6.375% 5/16/38	11,480	11,548
Reynolds American, Inc.:
6.75% 6/15/17	2,899	2,733
7.25% 6/15/37	7,220	5,735
		43,241
TOTAL CONSUMER STAPLES		161,442
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Halliburton Co.:
6.15% 9/15/19	2,000	2,109
7.45% 9/15/39	1,500	1,632
Transocean Ltd. 5.25% 3/15/13	3,433	3,542
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,632
5.15% 3/15/13	2,255	2,164
7% 3/15/38	5,580	4,694
		15,773
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp. 6.45% 9/15/36	$ 2,675	$ 2,227
BW Group Ltd. 6.625% 6/28/17 (d)	2,929	2,211
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,560
5.7% 5/15/17	1,148	1,106
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	4,083	4,093
ConocoPhillips:
4.6% 1/15/15	3,000	3,065
4.75% 2/1/14	1,045	1,086
5.75% 2/1/19	2,902	2,984
6.5% 2/1/39	7,529	7,781
Devon Energy Corp. 5.625% 1/15/14	2,321	2,434
Duke Energy Field Services:
5.375% 10/15/15 (d)	1,211	1,003
6.875% 2/1/11	2,291	2,317
7.875% 8/16/10	1,028	1,051
El Paso Natural Gas Co. 5.95% 4/15/17	926	859
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	1,678	1,773
Enbridge Energy Partners LP:
5.875% 12/15/16	1,789	1,543
6.5% 4/15/18	2,350	2,147
9.875% 3/1/19	2,902	3,257
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	2,950
Enterprise Products Operating LP:
4.625% 10/15/09	1,928	1,933
5.6% 10/15/14	1,937	1,904
5.65% 4/1/13	690	685
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,024
Nexen, Inc.:
5.05% 11/20/13	3,809	3,708
5.2% 3/10/15	900	810
5.875% 3/10/35	3,710	2,945
6.4% 5/15/37	12,035	10,282
Pemex Project Funding Master Trust:
1.8644% 12/3/12 (d)(h)	2,040	1,923
2.62% 6/15/10 (d)(h)	1,233	1,221
Petro-Canada:
6.05% 5/15/18	3,650	3,411
6.8% 5/15/38	8,445	7,693
Petroleos Mexicanos 8% 5/3/19 (d)	4,396	4,805
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP:
6.125% 1/15/17	$ 1,795	$ 1,655
6.65% 1/15/37	2,795	2,383
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	2,959	3,114
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (d)	1,330	1,321
6.332% 9/30/27 (d)	5,465	4,893
Source Gas LLC 5.9% 4/1/17 (d)	3,510	2,539
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	10,811
6.85% 6/1/39	2,000	1,797
TEPPCO Partners LP:
5.9% 4/15/13	3,208	3,020
6.65% 4/15/18	4,513	4,152
7.55% 4/15/38	8,655	7,424
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	2,348	1,550
Valero Energy Corp. 6.625% 6/15/37	3,620	2,971
XTO Energy, Inc.:
5% 1/31/15	1,733	1,690
5.65% 4/1/16	1,189	1,189
5.9% 8/1/12	4,410	4,612
		145,912
TOTAL ENERGY		161,685
FINANCIALS - 8.7%
Capital Markets - 1.8%
Bear Stearns Companies, Inc.:
0.8425% 8/21/09 (h)	1,159	1,159
1.2406% 10/22/10 (h)	2,318	2,284
1.3919% 7/16/09 (h)	570	571
1.5538% 9/9/09 (h)	1,259	1,258
4.5% 10/28/10	1,816	1,865
5.3% 10/30/15	1,159	1,093
5.85% 7/19/10	3,733	3,854
6.95% 8/10/12	1,338	1,447
BlackRock, Inc. 6.25% 9/15/17	11,603	11,357
Goldman Sachs Group, Inc.:
5.25% 10/15/13	5,848	5,846
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.45% 11/1/12	$ 3,733	$ 3,825
5.625% 1/15/17	7,000	6,378
5.95% 1/18/18	3,951	3,767
6.15% 4/1/18	1,951	1,883
6.6% 1/15/12	1,695	1,791
6.75% 10/1/37	24,510	20,547
6.875% 1/15/11	270	285
7.5% 2/15/19	1,741	1,832
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	2,377	2,126
6.5% 6/15/12	4,133	3,408
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	11,462
Lazard Group LLC:
6.85% 6/15/17	3,804	3,290
7.125% 5/15/15	1,364	1,190
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	10,183
6.15% 4/25/13	4,132	3,974
6.4% 8/28/17	3,140	2,846
6.875% 4/25/18	4,925	4,571
Morgan Stanley:
1.3994% 1/9/12 (h)	1,114	1,012
1.4494% 1/9/14 (h)	4,955	4,101
4.75% 4/1/14	4,287	3,922
5.05% 1/21/11	3,016	3,049
5.25% 11/2/12	242	242
5.45% 1/9/17	236	216
5.95% 12/28/17	5,745	5,397
6% 5/13/14	3,000	3,015
6.6% 4/1/12	5,666	5,902
6.625% 4/1/18	5,055	4,997
6.75% 4/15/11	828	862
7.3% 5/13/19	3,000	3,073
Northern Trust Corp.:
4.625% 5/1/14	2,278	2,298
5.5% 8/15/13	2,607	2,721
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	968	944
State Street Corp. 4.3% 5/30/14	1,940	1,936
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
The Bank of New York, Inc.:
4.3% 5/15/14	$ 6,000	$ 6,027
4.95% 11/1/12	3,828	3,981
5.45% 5/15/19	2,000	2,004
UBS AG Stamford Branch:
5.75% 4/25/18	3,500	3,140
5.875% 12/20/17	3,500	3,177
		176,108
Commercial Banks - 2.7%
American Express Bank FSB:
5.5% 4/16/13	4,052	3,887
6% 9/13/17	615	549
ANZ National International Ltd. 6.2% 7/19/13 (d)	1,088	1,111
Asian Development Bank 2.75% 5/21/14	30,000	29,469
Bank of America NA:
5.3% 3/15/17	3,500	2,971
6% 10/15/36	2,419	1,831
Bank One Corp.:
5.25% 1/30/13	921	924
7.875% 8/1/10	685	717
Barclays Bank PLC 6.75% 5/22/19	3,000	2,974
BB&T Capital Trust IV 6.82% 6/12/77 (h)	3,510	2,427
BB&T Corp. 6.5% 8/1/11	1,231	1,258
Chase Manhattan Corp. 7.875% 6/15/10	1,538	1,610
Corporacion Andina de Fomento 8.125% 6/4/19	2,000	2,067
Credit Suisse First Boston 6% 2/15/18	15,651	14,546
Credit Suisse First Boston New York Branch 5% 5/15/13	9,285	9,239
European Investment Bank 3.125% 6/4/14 (f)	77,000	77,166
Export-Import Bank of Korea:
5.125% 2/14/11	2,892	2,941
5.25% 2/10/14 (d)	559	541
5.5% 10/17/12	2,235	2,284
Fifth Third Bancorp:
4.5% 6/1/18	122	79
8.25% 3/1/38	2,079	1,595
HBOS PLC 6.75% 5/21/18 (d)	6,346	4,500
HSBC Holdings PLC 6.5% 9/15/37	10,000	9,069
JPMorgan Chase Bank 6% 10/1/17	2,075	1,993
KeyBank NA:
5.8% 7/1/14	1,109	999
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA: - continued
7% 2/1/11	$ 1,113	$ 1,093
Korea Development Bank:
4.625% 9/16/10	1,816	1,833
4.75% 7/20/09	928	927
National City Bank, Cleveland:
4.15% 8/1/09	1,889	1,887
4.5% 3/15/10	2,915	2,930
PNC Funding Corp.:
1.1794% 1/31/12 (h)	5,926	5,248
7.5% 11/1/09	2,007	2,045
Rabobank Capital Funding Trust II 5.26% (d)(h)	563	434
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(h)	4,165	3,160
Standard Chartered Bank 6.4% 9/26/17 (d)	12,842	10,937
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	2,905	2,005
Union Planters Corp. 7.75% 3/1/11	594	570
UnionBanCal Corp. 5.25% 12/16/13	656	610
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,234
6.6% 1/15/38	10,000	8,461
Wachovia Corp.:
1.23% 4/23/12 (h)	537	494
1.2613% 10/15/11 (h)	3,978	3,722
1.3113% 12/1/09 (h)	1,076	1,067
5.5% 5/1/13	14,000	14,263
5.625% 10/15/16	3,367	2,873
5.75% 6/15/17	2,905	2,777
Wells Fargo & Co.:
4.2% 1/15/10	2,610	2,644
5.625% 12/11/17	10,972	10,443
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	575	588
		258,992
Consumer Finance - 1.2%
American Express Co.:
7.25% 5/20/14	1,500	1,531
8.15% 3/19/38	8,500	8,272
American Express Credit Corp. 5.875% 5/2/13	577	560
American General Finance Corp. 6.9% 12/15/17	5,465	2,704
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
1.5725% 9/10/09 (h)	$ 3,246	$ 3,181
7.375% 5/23/14	5,000	5,152
Discover Financial Services:
1.8613% 6/11/10 (h)	3,984	3,747
6.45% 6/12/17	2,263	1,836
General Electric Capital Corp.:
5.25% 10/19/12	20,000	20,255
5.625% 9/15/17	7,044	6,764
5.625% 5/1/18	15,000	14,326
5.9% 5/13/14	10,000	10,076
6.375% 11/15/67 (h)	9,000	6,354
Household Finance Corp.:
6.375% 10/15/11	1,842	1,863
7% 5/15/12	464	474
HSBC Finance Corp.:
5.25% 1/14/11	1,296	1,298
5.25% 1/15/14	1,044	1,009
MBNA America Bank NA 7.125% 11/15/12 (d)	687	646
MBNA Corp. 7.5% 3/15/12	1,593	1,558
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	4,205	4,028
ORIX Corp. 5.48% 11/22/11	381	336
SLM Corp.:
1.2319% 7/27/09 (h)	2,472	2,444
1.2519% 7/26/10 (h)	11,189	9,847
1.3219% 10/25/11 (h)	2,321	1,675
1.52% 3/15/11 (h)	111	87
4.5% 7/26/10	8,438	7,784
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	388	392
		118,199
Diversified Financial Services - 1.2%
Bank of America Corp.:
5.75% 12/1/17	4,835	4,319
7.4% 1/15/11	8,580	8,754
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,078
3.875% 3/10/15	1,000	993
4.75% 3/10/19	1,000	968
BTM Curacao Holding NV 1.6194% 12/19/16 (d)(h)	460	356
CIT Group, Inc. 1.3938% 6/8/09 (h)	1,161	1,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
0.9444% 5/18/11 (h)	$ 2,784	$ 2,542
5.3% 10/17/12	15,244	14,616
5.5% 4/11/13	13,899	13,330
6.125% 5/15/18	5,731	5,113
6.5% 1/18/11	1,295	1,308
6.5% 8/19/13	6,095	6,040
CME Group, Inc. 5.75% 2/15/14	501	528
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	8,921
6.375% 5/15/38	7,218	7,628
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(h)	2,968	1,128
International Lease Finance Corp.:
5.4% 2/15/12	2,837	2,169
5.65% 6/1/14	11,005	8,254
6.375% 3/25/13	1,489	1,158
6.625% 11/15/13	2,695	2,056
JPMorgan Chase & Co.:
4.65% 6/1/14	4,000	3,973
4.891% 9/1/15 (h)	2,703	2,122
5.6% 6/1/11	3,066	3,231
5.75% 1/2/13	2,196	2,248
6.3% 4/23/19	10,000	9,949
6.75% 2/1/11	372	390
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (d)	277	287
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,080	697
5.5% 1/15/14 (d)	688	466
5.7% 4/15/17 (d)	1,680	979
		119,759
Insurance - 0.7%
Allstate Corp.:
6.2% 5/16/14	3,000	3,110
7.45% 5/16/19	3,000	3,134
Assurant, Inc.:
5.625% 2/15/14	1,894	1,614
6.75% 2/15/34	1,948	1,280
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	479
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	$ 1,477	$ 1,118
Jackson National Life Global Funding 5.375% 5/8/13 (d)	746	709
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	589	329
MetLife, Inc.:
5% 6/15/15	1,153	1,066
6.125% 12/1/11	981	1,023
7.717% 2/15/19	14,148	15,036
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	3,268	3,302
5.125% 4/10/13 (d)	554	547
Monumental Global Funding II 5.65% 7/14/11 (d)	1,637	1,582
Monumental Global Funding III 5.5% 4/22/13 (d)	2,181	2,056
Pacific Life Global Funding 5.15% 4/15/13 (d)	3,354	3,160
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	2,018
5.4% 6/13/35	447	334
5.5% 3/15/16	421	400
5.7% 12/14/36	380	309
8.875% 6/15/68 (h)	2,944	2,326
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	3,311	1,880
Symetra Financial Corp. 6.125% 4/1/16 (d)	5,133	3,858
The Chubb Corp.:
5.75% 5/15/18	4,175	4,208
6.5% 5/15/38	3,510	3,505
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,238	1,295
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	8,209
		67,887
Real Estate Investment Trusts - 0.7%
AMB Property LP 5.9% 8/15/13	250	224
Arden Realty LP 5.2% 9/1/11	1,327	1,362
AvalonBay Communities, Inc.:
6.125% 11/1/12	8,625	8,595
6.625% 9/15/11	810	831
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,058	3,009
5.625% 12/15/10	4,041	3,685
5.75% 4/1/12	2,528	2,092
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc.:
4.875% 5/15/10	$ 2,559	$ 2,531
5.75% 9/1/09	605	607
Camden Property Trust:
4.375% 1/15/10	1,465	1,475
5.375% 12/15/13	650	594
CPG Partners LP 6% 1/15/13	1,008	993
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,984	2,647
5% 5/3/10	2,220	1,997
5.25% 4/15/11	2,410	1,979
5.375% 10/15/12	1,273	888
Duke Realty LP:
5.25% 1/15/10	449	446
5.4% 8/15/14	5,172	4,063
5.625% 8/15/11	2,929	2,743
5.95% 2/15/17	630	462
6.25% 5/15/13	6,720	5,795
6.5% 1/15/18	4,915	3,642
Hospitality Properties Trust 5.625% 3/15/17	1,189	873
HRPT Properties Trust:
5.75% 11/1/15	881	700
6.25% 6/15/17	1,221	922
6.65% 1/15/18	612	489
Liberty Property LP:
5.125% 3/2/15	840	680
5.5% 12/15/16	7,698	5,943
Mack-Cali Realty LP:
5.05% 4/15/10	803	780
7.75% 2/15/11	967	938
Simon Property Group LP:
4.6% 6/15/10	1,086	1,079
4.875% 8/15/10	668	667
5% 3/1/12	360	349
5.375% 6/1/11	615	607
5.6% 9/1/11	2,692	2,668
5.75% 5/1/12	1,255	1,223
7.75% 1/20/11	813	836
Tanger Properties LP 6.15% 11/15/15	24	20
		69,434
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	$ 3,403	$ 3,332
Regency Centers LP:
4.95% 4/15/14	605	487
5.25% 8/1/15	2,113	1,675
5.875% 6/15/17	1,046	795
		6,289
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp. 7.375% 5/15/14	10,000	10,524
Countrywide Financial Corp.:
4.5% 6/15/10	475	470
5.8% 6/7/12	2,889	2,899
Countrywide Home Loans, Inc. 4.125% 9/15/09	3,811	3,792
Independence Community Bank Corp.:
3.0275% 4/1/14 (h)	4,178	2,982
4.9% 9/23/10	1,680	1,643
World Savings Bank FSB 4.125% 12/15/09	514	519
		22,829
TOTAL FINANCIALS		839,497
HEALTH CARE - 0.5%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,040
Health Care Equipment & Supplies - 0.0%
Hospira, Inc. 6.4% 5/15/15	2,000	2,033
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,316
6.3% 8/15/14	3,584	3,021
		4,337
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,809
6.45% 9/15/37	3,250	3,654
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,015
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,210
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,308
6.2% 3/15/19	4,000	4,281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.: - continued
7.2% 3/15/39	$ 3,000	$ 3,392
Roche Holdings, Inc. 5% 3/1/14 (d)	5,887	6,139
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	964
		43,772
TOTAL HEALTH CARE		53,182
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	2,615	2,632
6.4% 12/15/11 (d)	810	853
Bombardier, Inc.:
6.3% 5/1/14 (d)	7,655	6,698
7.45% 5/1/34 (d)	1,860	1,414
The Boeing Co.:
5% 3/15/14	3,000	3,169
6% 3/15/19	1,000	1,067
6.875% 3/15/39	1,000	1,091
United Technologies Corp. 6.125% 2/1/19	4,000	4,305
		21,229
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	392	372
7.024% 4/15/11	2,803	2,761
7.858% 4/1/13	5,382	4,925
Continental Airlines, Inc.:
6.648% 3/15/19	3,052	2,442
6.9% 7/2/19	861	706
7.056% 3/15/11	1,742	1,716
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	374	299
7.57% 11/18/10	11,089	10,590
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,247	1,663
8.36% 7/20/20	1,530	1,224
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	$ 560	$ 415
6.602% 9/1/13	88	86
		27,199
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (h)	1,079	1,033
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	2,504	2,579
5.45% 10/15/12	613	653
6% 10/15/17	2,902	3,062
6.55% 10/15/37	4,250	4,382
General Electric Co. 5.25% 12/6/17	18,540	18,364
		29,040
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	605	576
Road & Rail - 0.1%
Norfolk Southern Corp. 5.75% 1/15/16 (d)	10,000	9,662
TOTAL INDUSTRIALS		88,739
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
4.95% 2/15/19	3,479	3,500
5.9% 2/15/39	12,416	12,026
Nokia Corp.:
5.375% 5/15/19	2,000	1,985
6.625% 5/15/39	1,000	993
		18,504
Computers & Peripherals - 0.3%
Dell, Inc. 5.625% 4/15/14	2,000	2,111
Hewlett-Packard Co. 4.75% 6/2/14	8,300	8,693
International Business Machines Corp. 7.625% 10/15/18	13,000	15,345
		26,149
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	2,619
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 3,840	$ 3,753
6.55% 10/1/17	2,338	2,074
7.125% 10/1/37	2,475	1,774
		10,220
Office Electronics - 0.1%
Xerox Corp.:
5.5% 5/15/12	1,586	1,559
8.25% 5/15/14	3,902	3,960
		5,519
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 6.15% 6/15/12	1,470	1,411
Software - 0.1%
Microsoft Corp.:
2.95% 6/1/14	2,000	1,983
4.2% 6/1/19	2,000	1,968
Oracle Corp. 5.75% 4/15/18	7,400	7,974
		11,925
TOTAL INFORMATION TECHNOLOGY		73,728
MATERIALS - 0.6%
Chemicals - 0.1%
Dow Chemical Co.:
7.6% 5/15/14	3,000	3,037
8.55% 5/15/19	3,000	3,000
9.4% 5/15/39	3,000	3,067
E.I. du Pont de Nemours & Co. 5% 1/15/13	467	492
Lubrizol Corp. 8.875% 2/1/19	919	1,013
		10,609
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,526
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	1,697	1,705
6.4% 1/15/18	1,732	1,519
		3,224
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	$ 1,000	$ 1,057
9.375% 4/8/19 (d)	1,000	1,063
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,957	2,058
5.5% 4/1/14	2,500	2,668
6.5% 4/1/19	2,500	2,723
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	1,983	2,130
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,233	3,158
6.5% 7/15/18	9,079	8,939
7.125% 7/15/28	8,480	7,627
Vale Overseas Ltd. 6.25% 1/23/17	9,395	9,498
		40,921
Paper & Forest Products - 0.0%
International Paper Co. 7.4% 6/15/14	2,565	2,526
TOTAL MATERIALS		58,806
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,852
AT&T, Inc.:
5.8% 2/15/19	8,706	8,934
6.3% 1/15/38	838	787
6.7% 11/15/13	1,162	1,277
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,540	3,725
British Telecommunications PLC:
8.625% 12/15/10	2,692	2,857
9.125% 12/15/30	4,515	4,515
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,486
5.875% 8/20/13	10,000	10,491
6.75% 8/20/18	3,595	3,831
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,226
5.875% 2/1/12	2,707	2,867
5.875% 8/15/12	968	1,033
6.15% 9/15/34	5,270	4,667
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.: - continued
6.45% 6/15/34	$ 11,795	$ 10,862
Telecom Italia Capital SA:
4% 1/15/10	4,844	4,853
4.95% 9/30/14	3,178	3,017
5.25% 10/1/15	4,571	4,185
6.999% 6/4/18	1,776	1,734
Telefonica Emisiones SAU:
1.3463% 2/4/13 (h)	2,381	2,244
6.421% 6/20/16	1,151	1,218
7.045% 6/20/36	2,951	3,201
Telefonos de Mexico SA de CV 4.75% 1/27/10	6,144	6,248
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	2,933
6.35% 4/1/19	12,500	13,135
6.9% 4/15/38	6,025	6,129
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	2,845
7.25% 12/1/10	2,715	2,906
Verizon New England, Inc. 6.5% 9/15/11	882	944
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,761
		121,763
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV:
5.625% 11/15/17	1,792	1,734
6.125% 11/15/37	8,365	7,340
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	11,121
Verizon Wireless Capital LLC:
5.55% 2/1/14 (d)	2,352	2,487
8.5% 11/15/18 (d)	3,486	4,229
Vodafone Group PLC:
5% 12/16/13	2,275	2,385
5.5% 6/15/11	2,735	2,898
7.75% 2/15/10	1,830	1,896
		34,090
TOTAL TELECOMMUNICATION SERVICES		155,853
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 1.6%
Electric Utilities - 1.0%
AmerenUE 6.4% 6/15/17	$ 2,959	$ 2,965
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,126
8.875% 11/15/18	7,207	8,309
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,643
5.8% 3/15/18	9,945	9,798
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	4,440
7% 11/15/18	620	712
Exelon Corp.:
4.9% 6/15/15	3,170	2,844
6.75% 5/1/11	659	687
FirstEnergy Corp. 6.45% 11/15/11	1,954	2,044
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,760
Illinois Power Co. 6.125% 11/15/17	3,364	3,237
Jersey Central Power & Light Co. 7.35% 2/1/19	1,746	1,836
Nevada Power Co. 6.5% 8/1/18	1,555	1,532
Northern States Power Co. 5.25% 3/1/18	10,500	10,745
Oncor Electric Delivery Co. 6.375% 5/1/12	2,705	2,780
PacifiCorp 6% 1/15/39	6,193	6,294
Pennsylvania Electric Co. 6.05% 9/1/17	757	716
Pepco Holdings, Inc.:
6.125% 6/1/17	400	363
6.45% 8/15/12	800	827
7.45% 8/15/32	200	164
Potomac Electric Power Co. 6.5% 11/15/37	3,806	3,839
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	1,000	690
Progress Energy, Inc. 7.1% 3/1/11	3,353	3,589
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,546
Tampa Electric Co.:
6.15% 5/15/37	6,260	5,452
6.55% 5/15/36	5,500	5,057
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,151
		96,146
Gas Utilities - 0.0%
EQT Corp. 8.125% 6/1/19	1,000	1,032
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 438	$ 408
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,071	3,196
		4,636
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	6,384	6,476
Duke Capital LLC 5.668% 8/15/14	2,036	1,987
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,454
PPL Energy Supply LLC 6.5% 5/1/18	6,485	6,244
		16,161
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,771	1,497
Dominion Resources, Inc.:
4.75% 12/15/10	3,894	3,996
6.3% 9/30/66 (h)	1,000	603
7.5% 6/30/66 (h)	1,000	693
DTE Energy Co. 7.05% 6/1/11	974	1,013
KeySpan Corp. 7.625% 11/15/10	490	517
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	3,771
5.875% 10/1/12	2,893	3,021
6.5% 9/15/37	7,605	7,382
National Grid PLC 6.3% 8/1/16	1,463	1,478
NiSource Finance Corp.:
5.25% 9/15/17	835	694
5.4% 7/15/14	1,334	1,184
5.45% 9/15/20	5,111	4,034
6.4% 3/15/18	1,532	1,338
7.875% 11/15/10	1,012	1,030
Sempra Energy 6.5% 6/1/16	3,000	3,061
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	6,114	4,402
WPS Resources Corp. 6.11% 12/1/66 (h)	874	533
		40,247
TOTAL UTILITIES		157,190
TOTAL NONCONVERTIBLE BONDS (Cost $1,886,484)		1,880,751
U.S. Government and Government Agency Obligations - 40.5%
	Principal Amount (000s)	Value (000s)
Other Government Related - 2.2%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	$ 130,000	$ 130,304
Citigroup Funding, Inc. 2% 3/30/12 (FDIC Guaranteed) (e)	50,000	50,262
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (e)	25,000	25,128
US Bancorp 1.8% 5/15/12 (FDIC Guaranteed) (e)	10,000	9,989
TOTAL OTHER GOVERNMENT RELATED		215,683
U.S. Government Agency Obligations - 11.4%
Fannie Mae:
2% 1/9/12	21,500	21,795
2.5% 5/15/14	44,844	44,257
2.75% 3/13/14 (c)	63,630	63,840
3.625% 2/12/13	55,295	58,317
5% 10/15/11 (c)	67,750	73,623
5% 2/16/12	99,195	108,213
Federal Home Loan Bank 3.625% 5/29/13	20,575	21,498
Freddie Mac:
2.125% 3/23/12 (c)	150,000	151,877
2.5% 4/23/14	29,790	29,457
3.75% 3/27/19	50,000	49,159
4% 6/12/13	20,038	20,969
4.875% 6/13/18 (c)	98,230	104,977
5.25% 7/18/11 (c)	295,417	320,474
5.75% 1/15/12	25,000	27,734
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,162
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,101,352
U.S. Treasury Obligations - 26.9%
U.S. Treasury Bills, yield at date of purchase 0.31% 11/27/09	592,590	591,750
U.S. Treasury Bonds:
3.5% 2/15/39	156,330	134,713
4.5% 5/15/38	25,000	25,664
6.25% 5/15/30	107,000	134,970
8% 11/15/21	75,392	104,076
8.875% 2/15/19	25,000	35,750
U.S. Treasury Notes:
0.875% 5/31/11	134,214	134,088
1.125% 12/15/11	59,210	59,152
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 12/31/13	$ 47,590	$ 46,218
1.75% 3/31/14	50,700	49,448
1.875% 2/28/14	50,660	49,758
1.875% 4/30/14 (c)	42,551	41,660
2.25% 5/31/14	7,400	7,366
2.5% 3/31/13	49,225	50,556
2.625% 4/30/16	130,835	127,482
2.75% 2/15/19	5,460	5,131
2.875% 6/30/10	132,152	135,502
3.125% 5/15/19 (c)	16,750	16,271
3.375% 6/30/13	414,570	438,699
3.5% 2/15/18	47,045	47,563
3.75% 11/15/18	18,701	19,113
3.875% 5/15/10	1,290	1,331
4% 2/15/15	44,870	48,134
4.25% 11/15/14	6,580	7,176
4.625% 2/15/17	43,610	48,053
4.75% 8/15/17	225,960	250,304
TOTAL U.S. TREASURY OBLIGATIONS		2,609,928
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,864,252)		3,926,963
U.S. Government Agency - Mortgage Securities - 44.9%

Fannie Mae - 34.1%
4% 3/1/24 to 5/1/24	21,901	22,109
4% 6/16/24 (f)	21,000	21,165
4% 6/16/24 (f)	4,000	4,031
4% 6/1/39 (f)	28,000	27,609
4% 6/1/39 (f)	11,000	10,847
4% 6/1/39 (f)	2,000	1,972
4.394% 4/1/39 (h)	13,475	13,905
4.5% 5/1/18 to 6/1/39 (g)	455,529	462,292
4.5% 6/1/24 (f)	16,000	16,381
4.5% 6/16/24 (f)	16,000	16,381
4.5% 6/11/39 (f)	25,000	25,200
4.5% 6/11/39 (f)	94,000	94,752
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 6/11/39 (f)	$ 41,000	$ 41,328
5% 12/1/17 to 2/1/38 (g)	490,361	505,585
5% 6/16/24 (f)	64,000	66,202
5% 6/11/39 (f)	4,000	4,095
5% 6/11/39 (f)	87,000	89,076
5% 6/11/39 (f)	53,000	54,265
5.095% 11/1/34 (h)	60,567	63,347
5.5% 5/1/21 to 6/1/38	600,371	623,663
5.5% 6/16/24 (f)	42,100	43,940
5.5% 6/11/39 (f)	50,000	51,686
5.5% 6/11/39 (f)	50,000	51,686
5.5% 6/11/39 (f)	140,000	144,720
6% 8/1/22 to 8/1/38 (g)	439,447	463,413
6% 6/16/24 (f)	35,000	36,913
6% 6/11/39 (f)	54,000	56,537
6% 6/11/39 (f)	31,000	32,456
6% 6/11/39 (f)	19,000	19,893
6.5% 12/1/34 to 5/1/38	66,886	71,537
6.5% 6/11/39 (f)	75,000	79,948
6.5% 6/11/39 (f)	81,000	86,344
11.5% 8/1/14	1	2
TOTAL FANNIE MAE		3,303,280
Freddie Mac - 6.0%
4% 5/1/24	397,480	401,053
4.886% 3/1/35 (h)	31,358	32,493
5% 4/1/23 to 6/1/38	36,656	37,694
5.048% 9/1/35 (h)	45,342	47,355
5.048% 12/1/35 (h)	21,395	22,114
5.423% 3/1/36 (h)	24,675	25,584
6% 4/1/32 to 2/1/36	17,790	18,761
11.75% 9/1/13	7	8
TOTAL FREDDIE MAC		585,062
Government National Mortgage Association - 4.8%
4.5% 4/15/39 to 5/15/39	27,000	27,298
5% 5/15/39	19,000	19,594
5% 6/18/39 (f)	54,000	55,567
5% 6/18/39 (f)	10,000	10,290
5.5% 6/18/39 (f)	25,000	25,921
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 6/18/39 (f)	$ 83,000	$ 86,058
5.5% 6/18/39 (f)	47,000	48,731
6% 11/15/34 to 12/15/38	72,954	76,463
6% 6/18/39 (f)	56,000	58,491
6.5% 11/15/37 to 1/15/39	44,396	47,053
6.5% 6/18/39 (f)	10,000	10,572
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		466,038
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,295,076)		4,354,380
Asset-Backed Securities - 0.4%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 0.7088% 11/25/50 (h)	187	179
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	182	182
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	750	225
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (h)	76	76
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(d)(h)	1,268	0
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (h)	645	505
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (h)	320	281
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	416
Chase Issuance Trust Series 2005-A10 Class A10, 4.65% 12/17/12	10,000	10,285
Citibank Credit Card Issuance Trust Series 2006-A4 Class A4, 5.45% 5/10/13	10,000	10,551
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (h)	592	492
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (d)	675	635
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,555	1,487
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	142
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,863	1,621
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	$ 1,172	$ 1,094
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (h)	368	197
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (h)	28	27
Morgan Stanley ABS Capital I Trust Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (h)	489	468
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (h)	20	15
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	47	27
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (h)	226	208
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (h)	307	283
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 0.3788% 9/25/36 (h)	287	284
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (h)	377	9
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (h)	449	410
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 0.6244% 9/15/11 (h)	749	569
Series 2007-AE1 Class C, 0.9444% 1/15/12 (h)	216	104
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	583	546
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	7,360	7,639
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.4088% 7/25/36 (h)	1,083	1,001
TOTAL ASSET-BACKED SECURITIES (Cost $37,201)		39,958
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (h)	70	11
Class C, 5.8768% 4/10/49 (h)	188	26
Class D, 5.8768% 4/10/49 (h)	94	12
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (h)	1,268	1,114
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	$ 1,416	$ 191
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (d)(h)	1,268	1,045
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	173	170
Class A3, 5.447% 6/12/47 (h)	2,405	1,929
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	571	465
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	5,429	4,937
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	179	136
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,405)		10,036
Commercial Mortgage Securities - 3.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (h)	1,480	1,394
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	454	454
Series 2006-5:
Class A1, 5.185% 7/10/11	983	979
Class A2, 5.317% 9/10/47	4,894	4,547
Class A3, 5.39% 9/10/47	1,768	1,475
Series 2006-6 Class A3, 5.369% 12/10/16	2,536	2,144
Series 2007-2 Class A1, 5.421% 4/10/49	262	263
Series 2007-4 Class A3, 6.0024% 2/10/51 (h)	1,265	1,051
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	88
Series 2007-3:
Class A3, 5.6582% 6/10/49 (h)	2,118	1,656
Class A4, 5.8374% 6/10/49 (h)	2,643	1,929
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	394	400
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,138
Series 2004-2:
Class A3, 4.05% 11/10/38	1,715	1,645
Class A4, 4.153% 11/10/38	1,608	1,461
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-4 Class A3, 4.128% 7/10/42	$ 895	$ 887
Series 2005-1 Class A3, 4.877% 11/10/42	4,370	4,247
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	1,135	1,133
Series 2007-1 Class A2, 5.381% 1/15/49	3,810	3,505
Series 2001-3 Class H, 6.562% 4/11/37 (d)	709	640
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	317	206
Class K, 6.15% 5/11/35 (d)	590	407
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	3,939	3,612
Series 2005-6 Class A3, 5.3515% 9/10/47 (h)	2,282	2,196
Series 2007-1 Class B, 5.543% 1/15/49	763	181
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (d)(h)	545	273
Class D, 0.7044% 3/15/22 (d)(h)	552	248
Class E, 0.7444% 3/15/22 (d)(h)	456	205
Series 2006-BIX1 Class F, 0.6544% 10/15/19 (d)(h)	939	376
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	3,733	41
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(j)	7,877	571
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (d)(h)	97	49
Class E, 0.6444% 3/15/22 (d)(h)	507	233
Class F, 0.6944% 3/15/22 (d)(h)	311	134
Class G, 0.7444% 3/15/22 (d)(h)	80	31
Class H, 0.8944% 3/15/22 (d)(h)	97	35
Class J, 1.0444% 3/15/22 (d)(h)	97	27
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	768	764
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,587	1,448
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,638	1,344
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,203	1,189
Series 2007-PW16 Class A4, 5.9089% 6/11/40 (h)	16,612	14,016
Series 2007-PW17 Class A1, 5.282% 6/11/50	520	508
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	455	447
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,017
Series 2006-T22:
Class A1, 5.415% 4/12/38 (h)	236	236
Class A4, 5.4635% 4/12/38 (h)	159	143
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW15 Class A1, 5.016% 2/11/44	$ 233	$ 232
Series 2007-PW16:
Class B, 5.713% 6/11/40 (d)	203	47
Class C, 5.713% 6/11/40 (d)	169	35
Class D, 5.713% 6/11/40 (d)	169	34
Series 2007-T28 Class A1, 5.422% 9/11/42	230	225
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (d)	1,490	1,247
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	508	500
Class F, 7.734% 1/15/32	275	270
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(h)	1,289	1,301
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	174	174
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (d)(h)	6	5
Class F, 0.6544% 8/16/21 (d)(h)	453	122
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	7,540
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,156	604
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	1,413	1,429
Class A4, 5.8884% 12/10/49 (h)	8,618	6,741
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (h)	529	447
Series 2007-CD4:
Class A1, 4.977% 12/11/49	372	366
Class A2A, 5.237% 12/11/49	6,129	5,632
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,022
Class C, 5.476% 12/11/49	2,387	179
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	196	192
Series 2007-C3 Class A3, 5.8202% 5/15/46 (h)	1,268	1,055
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	533
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.6144% 4/15/17 (d)(h)	$ 1,020	$ 582
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (d)(h)	2,000	934
Class D, 0.6844% 11/15/17 (d)(h)	104	47
Class E, 0.7344% 11/15/17 (d)(h)	369	157
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	119	117
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,018
Series 2007-C9 Class A4, 5.8162% 12/10/49 (h)	2,805	2,258
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	615
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	577	585
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,000	3,719
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,568	922
Series 2007-C2:
Class A1, 5.269% 1/15/49	124	122
Class A2, 5.448% 1/15/49 (h)	9,580	8,973
Class A3, 5.542% 1/15/49 (h)	2,536	1,828
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	150	149
Class A4, 5.9124% 6/15/39 (h)	10,213	7,455
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	6,076
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,148	835
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (d)(h)	4,524	1,131
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (d)(h)	37	7
Class SHDC, 1.3444% 7/15/19 (d)(h)	18	4
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (d)(h)	10	2
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,108	1,113
Series 2000-C1 Class A2, 7.545% 4/15/62	1,640	1,663
Series 2001-CK6 Class B, 6.582% 8/15/36	1,268	1,213
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 451	$ 441
Class A4, 4.75% 1/15/37	590	536
Series 1998-C1 Class D, 7.17% 5/17/40	1,372	1,360
Series 1999-C1 Class E, 8.0655% 9/15/41 (h)	1,310	1,272
Series 2006-C1 Class A3, 5.711% 2/15/39 (h)	6,695	5,859
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 0.4944% 2/15/22 (d)(h)	480	192
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	145	144
Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	1,938	368
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	4,910	5,012
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	452	377
Class G, 6.936% 3/15/33 (d)	834	690
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	11,304	7,851
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	362	111
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (d)(h)	477	203
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	810	813
Series 2007-GG11:
Class A1, 5.358% 12/10/49	838	812
Class A2, 5.597% 12/10/49	2,536	2,205
Series 2007-GG9:
Class A1, 5.233% 3/10/39	207	205
Class A4, 5.444% 3/10/39	3,687	2,900
Series 2006-GG7:
Class A3, 6.1142% 7/10/38 (h)	3,342	2,971
Class A4, 5.9165% 7/10/38 (h)	10,980	9,021
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (d)(h)	64	46
Class D, 0.6944% 6/6/20 (d)(h)	302	172
Class E, 0.7844% 6/6/20 (d)(h)	351	193
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
sequential payer:
Series 2004-GG2 Class A4, 4.964% 8/10/38	$ 393	$ 365
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	7,436	7,249
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,902	1,795
Series 2007-GG10:
Class A1, 5.69% 8/10/45	272	267
Class A2, 5.778% 8/10/45	604	550
Class A4, 5.7992% 8/10/45 (h)	5,773	4,415
Series 2007-GG10 Class B, 5.9932% 8/10/45 (h)	1,585	221
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.4744% 11/15/18 (d)(h)	5,000	2,900
Class B, 0.5144% 11/15/18 (d)(h)	1,061	562
Class C, 0.5544% 11/15/18 (d)(h)	754	385
Class D, 0.5744% 11/15/18 (d)(h)	44	20
Class E, 0.6244% 11/15/18 (d)(h)	65	28
Class F, 0.6744% 11/15/18 (d)(h)	98	41
Class G, 0.7044% 11/15/18 (d)(h)	86	34
Class H, 0.8444% 11/15/18 (d)(h)	65	23
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (h)	3,771	3,168
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	1,909	1,644
Series 2006-CB17 Class A4, 5.429% 12/12/43	659	526
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	636
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	602	511
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (h)	17,057	13,016
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (h)	3,560	3,272
Class A4, 6.0069% 6/15/49 (h)	1,882	1,471
Series 2007-LDP10 Class A1, 5.122% 1/15/49	135	135
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,490	2,622
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (h)	1,141	217
Series 2005-CB13 Class E, 5.35% 1/12/43 (d)(h)	642	109
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	324
Series 2007-CB19:
Class B, 5.7442% 2/12/49	108	25
Class C, 5.7462% 2/12/49	283	59
Class D, 5.7462% 2/12/49	298	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	$ 242	$ 51
Class CS, 5.466% 1/15/49 (h)	105	21
Class ES, 5.5455% 1/15/49 (d)(h)	656	92
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	523	513
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,422	1,436
Series 2007-C3:
Class F, 5.9388% 7/15/44 (h)	252	25
Class G, 5.9388% 7/15/44 (d)(h)	444	42
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	482	403
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,270	2,306
Series 2001-C2 Class A2, 6.653% 11/15/27	243	245
Series 2001-C3 Class A1, 6.058% 6/15/20	101	103
Series 2006-C1 Class A2, 5.084% 2/15/31	608	593
Series 2006-C3 Class A1, 5.478% 3/15/39	126	126
Series 2006-C6:
Class A1, 5.23% 9/15/39	195	196
Class A2, 5.262% 9/15/39 (h)	2,213	2,118
Series 2006-C7:
Class A1, 5.279% 11/15/38	1,503	1,513
Class A2, 5.3% 11/15/38	1,395	1,267
Class A3, 5.347% 11/15/38	945	761
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	122	123
Class A3, 5.398% 2/15/40	5,000	4,162
Class A4, 5.424% 2/15/40	163	121
Series 2007-C2:
Class A1, 5.226% 2/15/40	112	111
Class A3, 5.43% 2/15/40	611	432
Series 2000-C5 Class E, 7.29% 12/15/32	89	85
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,437
Series 2001-C7 Class D, 6.514% 11/15/33	1,395	1,062
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	184	184
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	2,790	391
Class D, 5.563% 2/15/40 (h)	507	61
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1:
Class E, 5.582% 2/15/40 (h)	$ 254	$ 28
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,584	1,170
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	3,280
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	363	342
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (d)(h)	406	162
Class E, 0.6344% 9/15/21 (d)(h)	1,465	440
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	631	614
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (h)	2,082	2,025
Series 2005-LC1 Class F, 5.378% 1/12/44 (d)(h)	1,103	224
Series 2006-C1 Class A2, 5.6116% 5/12/39 (h)	1,788	1,729
Series 2007-C1 Class A4, 6.0224% 6/12/50 (h)	4,800	3,627
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	1,847
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (h)	591	433
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,349	1,193
Series 2006-4:
Class A2, 5.112% 12/12/49 (h)	995	933
Class ASB, 5.133% 12/12/49 (h)	1,090	939
Series 2007-5:
Class A1, 4.275% 12/12/11	103	101
Class A3, 5.364% 8/12/48	495	396
Class A4, 5.378% 8/12/48	51	35
Class B, 5.479% 2/12/17	3,804	767
Series 2007-6 Class A1, 5.175% 3/12/51	121	119
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	4,438	3,138
Series 2007-8 Class A1, 4.622% 8/12/49	222	216
Series 2006-2 Class A4, 5.9093% 6/12/46 (h)	770	663
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,268	277
Series 2007-7 Class B, 5.75% 6/12/50	110	24
Series 2007-8 Class A3, 6.1556% 8/12/49 (h)	1,094	840
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (d)(h)	22	18
Class H, 0.735% 8/15/19 (d)(h)	101	71
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2005-XLF:
Class J, 0.805% 8/15/19 (d)(h)	$ 76	$ 49
Series 2006-XLF:
Class F, 0.665% 7/15/19 (d)(h)	1,221	891
Class G, 0.705% 7/15/19 (d)(h)	694	312
Series 2007-XLCA Class B, 0.8444% 7/17/17 (d)(h)	316	28
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (d)(h)	728	204
Class MHRO, 1.035% 10/15/20 (d)(h)	181	20
Class MJPM, 1.345% 10/15/20 (d)(h)	53	5
Class MSTR, 1.045% 10/15/20 (d)(h)	95	13
Class NHRO, 1.235% 10/15/20 (d)(h)	278	25
Class NSTR, 1.195% 10/15/20 (d)(h)	87	10
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	365	370
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,741
Series 2006-HQ10 Class A1, 5.131% 11/12/41	439	436
Series 2006-T23 Class A1, 5.682% 8/12/41	1,202	1,204
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	200	197
Class A31, 5.439% 2/12/44 (h)	642	552
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	206	202
Class A4, 5.364% 3/15/44	5,000	3,802
Series 2007-IQ14 Class A1, 5.38% 4/15/49	464	456
Series 2007-T25 Class A2, 5.507% 11/12/49	2,691	2,371
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (h)	1,967	1,832
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	1,882	366
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (h)	2,104	1,906
Class A4, 5.7708% 10/15/42 (h)	380	321
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	225
Series 2006-T23 Class A3, 5.8075% 8/12/41 (h)	647	568
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	2,299	386
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	296	288
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	1,902	1,379
Class B, 5.914% 4/15/49	312	49
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (d)(h)	436	35
Class D, 1.0444% 7/17/17 (d)(h)	205	14
Class E, 1.1444% 7/17/17 (d)(h)	166	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust
sequential payer:
Series 2001-PPM Class A2, 6.4% 2/15/31	$ 51	$ 52
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,277	2,309
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (d)	121	109
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	204	209
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,078	1,098
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.6244% 9/15/21 (d)(h)	252	76
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (d)(h)	17	3
Class AP2, 1.1444% 6/15/20 (d)(h)	30	3
Class F, 0.8244% 6/15/20 (d)(h)	583	117
Class LXR1, 1.0444% 6/15/20 (d)(h)	156	31
Class LXR2, 1.1444% 6/15/20 (d)(h)	398	40
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	431	427
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,535	2,498
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,320
Series 2006-C24 Class A2, 5.506% 3/15/45	1,042	1,040
Series 2006-C27 Class A2, 5.624% 7/15/45	1,133	1,070
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	2,881
Series 2007-C30:
Class A1, 5.031% 12/15/43	195	192
Class A3, 5.246% 12/15/43	1,089	996
Class A4, 5.305% 12/15/43	373	306
Class A5, 5.342% 12/15/43	1,357	946
Series 2007-C31:
Class A1, 5.14% 4/15/47	111	110
Class A4, 5.509% 4/15/47	7,866	5,377
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (h)	9,622	8,762
Class A3, 5.929% 6/15/49 (h)	7,152	5,036
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	602	283
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(h)	975	814
Class 180B, 5.3979% 10/15/41 (d)(h)	444	379
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C19 Class B, 4.892% 5/15/44	$ 1,268	$ 469
Series 2005-C22:
Class B, 5.355% 12/15/44 (h)	2,812	984
Class F, 5.355% 12/15/44 (d)(h)	2,115	338
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	7,395	6,134
Series 2006-C25 Class AM, 5.9263% 5/15/43 (h)	664	351
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,268	133
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,804	418
Class D, 5.513% 12/15/43 (h)	2,029	193
Series 2007-C31 Class C, 5.6906% 4/15/47 (h)	348	42
Series 2007-C32:
Class D, 5.929% 6/15/49 (h)	953	105
Class E, 5.929% 6/15/49 (h)	1,502	150
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (h)	839	593
Series 2007-C33 Class B, 5.9024% 2/15/51 (h)	2,132	320
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,427)		346,446
Municipal Securities - 0.1%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,126
7.55% 4/1/39	5,000	4,833
TOTAL MUNICIPAL SECURITIES (Cost $10,095)		9,959
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $3,291)	3,016	3,314
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
African Development Bank euro 3% 5/27/14	$ 5,000	$ 4,930
Corporacion Andina de Fomento:
5.2% 5/21/13	240	232
6.875% 3/15/12	390	410
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,585)		5,572
Bank Notes - 0.0%

National City Bank, Cleveland 1.3613% 3/1/13 (h) (Cost $781)	968	823
Fixed-Income Funds - 0.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i) (Cost $3)	80	8
Preferred Securities - 0.0%
	Principal Amount (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)	1,042	592
MUFG Capital Finance 1 Ltd. 6.346% (h)	1,861	1,657
TOTAL PREFERRED SECURITIES (Cost $1,617)		2,249
Cash Equivalents - 13.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 5/29/09 due 6/1/09:
(Collateralized by U.S. Treasury Obligations) #	553,029	553,021
Cash Equivalents - continued
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at: - continued
(Collateralized by U.S. Treasury Obligations) #	$ 12,938	$ 12,938
0.18%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) # (k)	780,515	780,503
TOTAL CASH EQUIVALENTS (Cost $1,346,462)		1,346,462
TOTAL INVESTMENT PORTFOLIO - 122.9% (Cost $11,805,679)		11,926,921
NET OTHER ASSETS - (22.9)%		(2,220,962)
NET ASSETS - 100%		$ 9,705,959
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $178,596,000 or 1.8% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $216,000 or 0.02% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Includes investment made with cash collateral received from securities on loan.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$553,021,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 24,393
Bank of America, NA	46,957
Barclays Capital, Inc.	78,262
Credit Suisse Securities (USA) LLC	3,865
Deutsche Bank Securities, Inc.	86,494
HSBC Securities (USA), Inc.	78,262
ING Financial Markets LLC	26,087
J.P. Morgan Securities, Inc.	182,613
Mizuho Securities USA, Inc.	13,044
Societe Generale, New York Branch	13,044
$ 553,021
$12,938,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 6,403
Banc of America Securities LLC	2,514
Barclays Capital, Inc.	3,406
Deutsche Bank Securities, Inc.	615
$ 12,938
$780,503,000 due 6/01/09 at 0.18%
J.P. Morgan Securities, Inc.	$ 780,503
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 13,739
Fidelity Corporate Bond 1-10 Year Central Fund	24,694
Fidelity Mortgage Backed Securities Central Fund	60,607
Total	$ 99,040
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 439,008	$ 11,154	$ 370,105*	$ -	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	954,065	21,684	911,082*	-	0.0%
Fidelity Mortgage Backed Securities Central Fund	1,695,961	46,597	1,792,386	8	0.0%
Total	$ 3,089,034	$ 79,435	$ 3,073,573	$ 8
*Includes the value of shares redeemed through in-kind contributions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 11,926,921	$ 8	$ 11,920,104	$ 6,809
Other Financial Instruments*	$ 5,123	$ -	$ 5,123	$ -
*Other financial instruments include Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(178)
Cost of Purchases	6,958
Proceeds of Sales	(5)
Amortization/Accretion	34
Transfer in/out of Level 3	-
Ending Balance	$ 6,809

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $11,973,506,000. Net unrealized depreciation aggregated $46,585,000, of which $148,100,000 related to appreciated investment securities and $194,685,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009